Commission File Nos. 2-72671

811-3199

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 54	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 133	☒

ZALICO Variable Annuity Separate Account

(Exact Name of Registrant)

Zurich American Life Insurance Company

(Name of Insurance Company)

1299 Zurich Way, Schaumburg, Illinois	60196
(Address of Insurance Company’s Principal Executive Offices)	(Zip Code)

Insurance Company’s Telephone Number, including Area Code: (425) 577-5100

Juanita M. Thomas, Esq.

Zurich American Life Insurance Company

1114 Georgia Street

Louisiana, MO 63353

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2018 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered:

Units of interest in Separate Account under the Contracts

No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PROSPECTUS FOR

ZURICH AMERICAN LIFE INSURANCE COMPANY

PERIODIC PAYMENT VARIABLE

ANNUITY CONTRACTS

ZURICH ADVANTAGE III

Issued By

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT

(formerly KILICO Variable Annuity Separate Account)

of

ZURICH AMERICAN LIFE INSURANCE COMPANY

(formerly Kemper Investors Life Insurance Company)

This Prospectus describes Periodic Payment Deferred Variable Annuity Contracts (the “Contract”) offered by Zurich American Life Insurance Company (formerly known as Kemper Investors Life Insurance Company) (“we” or “ZALICO”). These Contracts are designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. The Contract is no longer issued, however, you may make additional purchase payments as permitted under your Contract.

You may allocate purchase payments to the General Account or to one or more of the variable options. The Contract currently offers 51 variable investment options, each being a Subaccount of the ZALICO Variable Annuity Separate Account. All Subaccount options are not available to all Contract Owners (See “7. Death Benefit” page 90.) Currently, Subaccounts that invest in the following Portfolios or Funds (certain funds may not be available in all States) are offered under the Contract:

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I Shares)
•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Health Care Fund[1]
•	Invesco V.I. Global Real Estate Fund
•	Invesco V.I. Managed Volatility Fund
•	The Alger Portfolios (Class I-2 Shares)
•	Alger Large Cap Growth Portfolio
•	Alger Mid Cap Growth Portfolio
•	Alger Small Cap Growth Portfolio
•	American Century Variable Portfolios, Inc. (“VP”) (Class I Shares)
•	American Century VP Income & Growth Fund
•	American Century VP Value Fund
•	Dreyfus Investment Portfolios (“Dreyfus IP”) (Service Shares)
•	Dreyfus MidCap Stock Portfolio
•	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Share Class)
•	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
•	Deutsche Variable Series I (Class A Shares)
•	Deutsche Bond VIP
•	Deutsche Capital Growth VIP
•	Deutsche Core Equity VIP
•	Deutsche CROCI® International VIP
•	Deutsche Variable Series II (Class A Shares)
•	Deutsche Global Income Builder VIP
•	Deutsche Global Equity VIP
•	Deutsche Small Mid Cap Value VIP
•	Deutsche Government & Agency Securities VIP
•	Deutsche High Income VIP
•	Deutsche CROCI® U.S. VIP
•	Deutsche Government Money Market VIP
•	Deutsche Small Mid Cap Growth VIP
•	Fidelity Variable Insurance Products Funds (“VIP”) (Initial Class Shares)
•	Fidelity VIP Asset ManagerSM Portfolio
•	Fidelity VIP Contrafund® Portfolio
•	Fidelity VIP Equity-Income Portfolio
•	Fidelity VIP Growth Portfolio
•	Fidelity VIP Index 500 Portfolio
•	Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
•	Franklin Rising Dividends VIP Fund
•	Franklin Small Cap Value VIP Fund
•	Franklin Strategic Income VIP Fund
•	Franklin U.S. Government Securities VIP Fund
•	Franklin Mutual Global Discovery VIP Fund
•	Franklin Mutual Shares VIP Fund
•	Templeton Developing Markets VIP Fund
•	JPMorgan Insurance Trust (Class I)
•	JPMorgan Insurance Trust Mid Cap Value Portfolio
•	JPMorgan Insurance Trust Small Cap Core Portfolio
•	JPMorgan Insurance Trust U.S. Equity Portfolio
•	Janus Aspen Series (Institutional Shares)
•	Janus Henderson Balanced Portfolio[2]
•	Janus Henderson Enterprise Portfolio[3]
•	Janus Henderson Research Portfolio[4]
•	Janus Henderson Global Research Portfolio[5]
•	Janus Aspen Series (Service Shares)
•	Janus Henderson Mid Cap Value Portfolio[6]
•	Oppenheimer Variable Account Funds (Service Shares)
•	Oppenheimer Capital Appreciation Fund/VA
•	Oppenheimer Global Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA
•	Oppenheimer Main Street Fund®/VA

•	Oppenheimer Main Street Small Cap Fund®/VA
•	Oppenheimer Discovery Mid Cap Growth Fund/VA
•	Voya Investors Trust (Institutional Class)
•	VY® JPMorgan Emerging Markets Equity Portfolio
•	Voya Variable Portfolios, Inc. (Class S)
•	Voya Global Equity Portfolio

[1]	Name change effective April 30, 2018. Formerly known as Invesco V.I. Global Health Care Fund.
[2]	Name change effective June 2, 2017 to Janus Henderson Balanced Portfolio.
[3]	Name change effective June 2, 2017 to Janus Henderson Enterprise Portfolio.
[4]	Name change effective June 2, 2017 to Janus Henderson Research Portfolio.
[5]	Name change effective June 2, 2017 to Janus Henderson Global Research Portfolio.
[6]	Name change effective June 2, 2017 to Janus Henderson Mid Cap Value Portfolio.

The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.

This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for reference. We have filed a Statement of Additional Information (“SAI”) with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference. You may obtain a free copy by writing us or calling (888) 477-9700. A table of contents for the SAI appears on page 86. You may also find this Prospectus and other required information about the Separate Account at the SEC’s web site at http://www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2018.

DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

Accumulation Period—The period between the Date of Issue of a Contract and the Annuity Date.

Accumulation Unit—A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

Annuitant—The person during whose lifetime the annuity is to be paid.

Annuity Date—The date on which annuity payments are to commence.

Annuity Option—One of several forms in which annuity payments can be made.

Annuity Period—The period starting on the Annuity Date.

Annuity Unit—A unit of measurement used to determine the amount of Variable Annuity payments.

Beneficiary—The person designated to receive any benefits under a Contract upon your death or upon the Annuitant’s death prior to the Annuity Period.

Company (“we”, “us”, “our”, “ZALICO”)—Zurich American Life Insurance Company. Our home office is at 1299 Zurich Way, Schaumburg, Illinois 60196. For Insurance Services, please write us at P.O. Box 758557, Topeka, KS 66675-8557.

Contract—A Variable Annuity Contract offered by this Prospectus.

Contract Value—The sum of the values of your interest in the Subaccount(s) of the Separate Account and the General Account.

Contract Year—The period between anniversaries of the Date of Issue of a Contract.

Contract Quarter—The periods between quarterly anniversaries of the Date of Issue of a Contract.

Contribution Year—Each Contract Year in which a Purchase Payment is made and each later year measured from the start of the Contract Year when the Purchase Payment was made. For example, if you make an initial payment of $15,000 and then make a later payment of $10,000 during the fourth Contract Year, the fifth Contract Year will be the fifth Contribution Year for the purpose of Accumulation Units attributable to the initial payment and the second Contribution Year with respect to Accumulation Units attributable to the later $10,000 payment.

Date of Issue—The date on which the first Contract Year commences.

Debt—The principal of any outstanding loan from the General Account Contract Value, plus any accrued interest.

Fixed Account—The General Account of ZALICO to which you may allocate all or a portion of Purchase Payments or Contract Value.

Fixed Annuity—An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.

Fund or Funds—AIM Variable Insurance Funds (Invesco Variable Insurance Funds), The Alger Portfolios, American Century Variable Portfolios, Inc., Dreyfus Investment Portfolios, The Dreyfus Sustainable U.S. Equity Portfolio, Inc., Deutsche Variable Series I, Deutsche Variable Series II, Fidelity Variable Insurance Products Funds (which includes Variable Insurance Products Fund and Variable Insurance Products Fund II), Franklin Templeton Variable Insurance Products Trust, JPMorgan Insurance Trust, Janus Aspen Series, Oppenheimer Variable Account Funds, and Voya Investors Trust, including any Portfolios thereunder.

General Account—All our assets other than those allocated to any legally segregated separate account. We guarantee a minimum rate of interest on Purchase Payments allocated to the General Account under the Fixed Account Option.

General Account Contract Value—The value of your interest in the General Account.

Non-Qualified Contract—A Contract which does not receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Owner (“you”, “your”, “yours”)—The person designated in the Contract as having the privileges of ownership.

Portfolio—A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to as a Fund.

Purchase Payments—The dollar amount we receive in U.S. currency to buy the benefits this Contract provides.

Qualified Contract—A Contract issued in connection with a retirement plan which receives favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Separate Account—The ZALICO Variable Annuity Separate Account.

Separate Account Contract Value—The sum of your interests in the Subaccount(s).

Subaccounts—The subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund or Portfolio of a Fund.

Subaccount Value—The value of your interest in each Subaccount.

Unitholder—The person holding the voting rights with respect to an Accumulation or Annuity Unit.

Valuation Date—Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.

Valuation Period—The interval of time between two consecutive Valuation Dates.

Variable Annuity—An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

Withdrawal Charge—The “contingent deferred sales charge” assessed against certain withdrawals of Accumulation Units in their first six Contribution Years or against certain annuitizations of Accumulation Units in their first six Contribution Years.

Withdrawal Value—Contract Value minus Debt, any premium tax payable, and any Withdrawal Charge.

SUMMARY

The summary does not contain all information that may be important. Read the entire Prospectus and the Contract before deciding to invest.

The Contract provides for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus. The Contract is no longer offered for sale, although we continue to accept additional Purchase Payments under the Contract.

The minimum initial Purchase Payment for a Non-Qualified Contract was $2,500 and the minimum subsequent Purchase Payment is $500. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction are equal to or greater than $600, we accept a periodic payment for a Qualified Contract under $50. For a Non-Qualified Contract, a minimum of $100 in Contract Value must be allocated to an investment option before another investment option can be selected. For a Qualified Contract, as long as contribution amounts to a new investment option from a payroll or salary reduction plan are equal to or greater than $50 per month, you may select another such investment option. The maximum Purchase Payment for a Qualified Contract is the maximum permitted under the qualified plan’s terms. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities (“IRAs”) by authorizing us to draw on your account via check or electronic debit (“Pre-Authorized Checking [PAC] Agreement”). (See “The Contracts.”)

We provide for variable accumulations and benefits by crediting Purchase Payments to one or more Subaccounts of the Separate Account selected by you. Each Subaccount invests in a corresponding Fund or Portfolio of one of the Funds. (See “The Funds,” page 66.) The Contract Values allocated to the Separate Account will vary with the investment performance of the Portfolios and Funds you select. Not all Subaccount options are available to all Contract Owners (See “7. Death Benefit.”)

We also provide for fixed accumulations and benefits in the Fixed Account Option of the General Account. Any portion of the Purchase Payment allocated to the Fixed Account Option is credited with interest daily at a rate periodically declared by us at our discretion, but not less than the minimum guaranteed rate. (See “Fixed Account Option.”)

The investment risk under the Contract is borne by you, except to the extent that Contract Values are allocated to the Fixed Account Option and are guaranteed to earn at least the minimum guaranteed rate.

Transfers between Subaccounts are permitted before and after the Annuity Date, if allowed by the qualified plan and subject to limitations. Restrictions apply to transfers out of the Fixed Account Option. (See “Transfers During the Accumulation Period” and “Transfers During the Annuity Period,” respectively.)

No sales charge is deducted from any Purchase Payment. You may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. If you withdraw an amount in excess of 10% of the Contract Value less Debt in any Contract Year, the amount withdrawn in excess of 10% is subject to a contingent deferred sales charge (“Withdrawal Charge”). The Withdrawal Charge starts at 6% in the first Contribution Year and reduces by 1% each Contribution Year so that there is no charge in the seventh and later Contribution Years. (See “Withdrawal Charge.”) The Withdrawal Charge also applies at the annuitization of Accumulation Units in their sixth Contribution Year or earlier, except as set forth under “Withdrawal Charge.” However, the aggregate Withdrawal Charges assessed against a Contract will never exceed 7.25% of the aggregate Purchase Payments made under the Contract. Withdrawals will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See “Federal Tax Matters.”)

We charge for mortality and expense risk and administrative expenses, for records maintenance, and for any applicable premium taxes. (See “Asset-Based Charges Against the Separate Account.”) We also charge for optional death benefits (See “Guaranteed Minimum Death Benefit Rider” and “Earnings Based Death Benefit Rider.”). The Funds will incur certain management fees and other expenses. (See “Summary of Expenses”, “Investment Management Fees and Other Expenses” and the Funds’ prospectuses.)

The Contracts were previously available to be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Internal Revenue Code (the “Code”) or as individual retirement annuities including Roth IRAs. The Contracts were also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. A Contract purchased as a Qualified Contract does not provide any additional tax deferred treatment of earnings beyond the treatment that is already provided by the qualified plan itself. (See “Taxation of Annuities in General” and “Qualified Plans.”)

You have the right within the “free look” period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contact for a refund during the “free look” period, please also include a letter of instruction. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued; however, generally the refund is at least the Contract Value. (See “The Contracts.”) In addition, a special “free look” period applies in some circumstances to Contracts issued as Individual Retirement Annuities or as Roth IRAs.

SUMMARY OF EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of Purchase Payments)	None
Maximum Withdrawal Charge(1) (as a percentage of amount surrendered):	6%

Contribution Year	Withdrawal Charge
First year	6.00%
Second year	5.00%
Third year	4.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Seventh year and following	0.00%

Maximum Transfer Fee:	None

(1)

Each Contract Year, a Contract Owner may withdraw up to 10% of Contract Value less debt without incurring a Withdrawal Charge. In certain circumstances we may reduce or waive the Withdrawal Charge. (See “Withdrawal Charge.”)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Quarterly Records Maintenance Charge	$7.50	(2)

Separate Account Annual Expenses (as a percentage of average Separate Account Contract Value)
Mortality and Expense Risk Charge:	1.00%
Administration Charge:	0.30%

Total Separate Account Annual Expenses:	1.30%

Optional Benefits:
Guaranteed Minimum Death Benefit Charge	0.15%
Earnings Based Death Benefit Charge	0.20%

Total Separate Account Annual Expenses including Optional Benefit Charges	1.65%

Qualified Plan Loan Interest Rates(3)

Loans not subject to ERISA	—	5.50%
Loans subject to ERISA	—	Moody’s Corporate Bond Yield Average—Monthly Average Corporates (rounded to nearest 0.25%)

(2)

The records maintenance charge is reduced to $3.75 for Contracts with Contract Value between $25,000 and $50,000 on the date of assessment. There is no charge for Contracts with Contract Value of $50,000 or more. In certain circumstances we may reduce or waive the quarterly records maintenance charge. (See “Records Maintenance Charge.”)

(3)

Loans are only available under certain qualified plans. Interest rate depends on whether plan is subject to the Employee Retirement Income Security Act of 1974 (“ERISA”). The value securing the loan will earn interest at the loan interest rate reduced by not more than 2.5%. (See “Loans”.)

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	—	Maximum
Total Annual Fund Operating Expenses(4) (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee waivers or expense reimbursements)	0.10%	—	1.42%

(4)	The expenses shown are for the year ended December 31, 2017, and do not reflect any fee waivers or expense reimbursements.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds’ expenses in order to keep the Funds’ expenses below specified limits. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements if any, are 0.10% and 1.41%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund’s prospectus.

THE FUND’S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the Guaranteed Minimum Death Benefit and the Earnings Based Death Benefit. If these features were not elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee waivers or expense reimbursements. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$969	$1,654	$2,345	$4,399

(2)	a. If you annuitize your Contract at the end of the applicable time period under Annuity Option 2, 3, 4, or under Annuity Option 1 for a period of 5 years or more(5):

1 year	3 years	5 years	10 years
$425	$1,286	$2,159	$4,399

b. If you annuitize your Contract at the end of the applicable time period under Annuity Option 1 for a period of less then 5 years:(5)

1 year	3 years	5 years	10 years
$969	$1,654	$2,345	$4,399

(3)	If you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$425	$1,286	$2,159	$4,399

(5)	Withdrawal Charges do not apply if the Contract is annuitized under Annuity Option 2, 3, or 4, or under Annuity Option 1 for a period of five years or more.

The fee table and Example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The Example does not include the deduction of state premium taxes, which may be assessed before or upon annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future performance of any Subaccount.

REDEMPTION FEES

A Fund or Portfolio may assess a redemption fee of up to 2% on Subaccount assets that are redeemed out of the Fund or Portfolio in connection with a withdrawal or transfer. Each Fund or Portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee will reduce your Contract Value. For more information, see the Fund or Portfolio prospectus.

CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the Accumulation Unit values for Accumulation Units outstanding) for Contracts without optional benefits yielding the lowest Separate Account charges possible under the Contract (1.30%) and Contracts with optional benefits yielding the highest Separate Account charges possible under the Contract (2.05%) as of December 31, 2017. In the table(s) below, no number is shown when there were no Accumulation Units outstanding at the end of the period. A zero (0) is shown when there were fewer than 1,000 Accumulation Units outstanding at the end of the period. Should the Separate Account charges applicable to your Contract fall between the maximum and minimum charges, and you wish to see a copy of the Condensed Financial Information applicable to your Contract, such information can be obtained in the Statement of Additional Information free of charge.

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Tax Qualified (1.00%)

	Flexible Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period	$90.368	$92.031	$91.383	$83.160	$62.179	$57.163	$57.935	$51.606	$35.319	$66.251
Accumulation unit value at end of period	$114.945	$90.368	$92.031	$91.383	$83.160	$62.179	$57.163	$57.935	$51.606	$35.319
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	4	4	—	—	—	—	—	—
Alger MidCap Growth Subaccount
Accumulation unit value at beginning of period	$53.613	$53.625	$55.022	$51.451	$38.254	$33.249	$36.610	$30.973	$20.620	$50.013
Accumulation unit value at end of period	$68.898	$53.613	$53.625	$55.022	$51.451	$38.254	$33.249	$36.610	$30.973	$20.620
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	2	2	3	4
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period	$80.258	$76.298	$79.706	$80.153	$60.296	$54.134	$56.472	$45.522	$31.598	$59.766
Accumulation unit value at end of period	$102.297	$80.258	$76.298	$79.706	$80.153	$60.296	$54.134	$56.472	$45.522	$31.598
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$13.542	$12.052	$12.897	$11.578	$8.610	$7.579	$7.423	$6.568	$5.617	$8.674
Accumulation unit value at end of period	$16.155	$13.542	$12.052	$12.897	$11.578	$8.610	$7.579	$7.423	$6.568	$5.617
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	2	1	1	2	2	1
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$20.137	$16.881	$17.738	$15.843	$12.148	$10.709	$10.707	$9.534	$8.034	$11.081
Accumulation unit value at end of period	$21.682	$20.137	$16.881	$17.738	$15.843	$12.148	$10.709	$10.707	$9.534	$8.034
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	3	3	4	4	4	2

	Flexible Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Deutsche Bond VIP Subaccount
Accumulation unit value at beginning of period	$10.332	$9.851	$9.979	$9.452	$9.845	$9.226	$8.817	$8.339	$7.652	$9.286
Accumulation unit value at end of period	$10.827	$10.332	$9.851	$9.979	$9.452	$9.845	$9.226	$8.817	$8.339	$7.652
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Capital Growth VIP Subaccount
Accumulation unit value at beginning of period	$43.455	$42.101	$39.148	$35.000	$26.254	$22.849	$24.158	$20.906	$16.643	$25.082
Accumulation unit value at end of period	$54.342	$43.455	$42.101	$39.148	$35.000	$26.254	$22.849	$24.158	$20.906	$16.643
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	7
Deutsche Core Equity VIP Subaccount
Accumulation unit value at beginning of period	$22.525	$20.591	$19.760	$17.847	$13.126	$11.447	$11.578	$10.223	$7.697	$12.602
Accumulation unit value at end of period	$26.990	$22.525	$20.591	$19.760	$17.847	$13.126	$11.447	$11.578	$10.223	$7.697
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	0
Deutsche CROCI® International VIP Subaccount
Accumulation unit value at beginning of period	$13.424	$13.458	$14.381	$16.462	$13.829	$11.577	$14.032	$13.946	$10.550	$20.575
Accumulation unit value at end of period	$16.210	$13.424	$13.458	$14.381	$16.462	$13.829	$11.577	$14.032	$13.946	$10.550
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	2
Deutsche CROCI® U.S. VIP Subaccount
Accumulation unit value at beginning of period	$3.260	$3.444	$3.735	$3.407	$2.629	$2.419	$2.444	$2.229	$1.796	$2.851
Accumulation unit value at end of period	$3.967	$3.260	$3.444	$3.735	$3.407	$2.629	$2.419	$2.444	$2.229	$1.796
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	4	8	10	20	21	21	21
Deutsche Global Equity VIP Subaccount
Accumulation unit value at beginning of period	$2.920	$2.779	$2.857	$2.853	$2.415	$2.079	$2.388	$2.174	$1.698	$3.350
Accumulation unit value at end of period	$3.587	$2.920	$2.779	$2.857	$2.853	$2.415	$2.079	$2.388	$2.174	$1.698
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	3	3	3	4	5	11	11
Deutsche Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period	$11.865	$11.219	$11.497	$11.184	$9.685	$8.659	$8.871	$8.056	$6.592	$9.162
Accumulation unit value at end of period	$13.691	$11.865	$11.219	$11.497	$11.184	$9.685	$8.659	$8.871	$8.056	$6.592
Number of accumulation units outstanding at end of period (000’s omitted)	65	85	95	110	127	150	175	182	197	240
Deutsche Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period	$3.288	$3.283	$3.316	$3.181	$3.314	$3.252	$3.056	$2.895	$2.706	$2.604
Accumulation unit value at end of period	$3.310	$3.288	$3.283	$3.316	$3.181	$3.314	$3.252	$3.056	$2.895	$2.706
Number of accumulation units outstanding at end of period (000’s omitted)	15	15	17	15	20	21	21	23	23	23

	Flexible Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Deutsche Government Money Market VIP Subaccount
Accumulation unit value at beginning of period	$2.886	$2.913	$2.942	$2.971	$3.000	$3.030	$3.060	$3.090	$3.111	$3.061
Accumulation unit value at end of period	$2.870	$2.886	$2.913	$2.942	$2.971	$3.000	$3.030	$3.060	$3.090	$3.111
Number of accumulation units outstanding at end of period (000’s omitted)	15	10	15	25	20	30	45	111	101	101
Deutsche High Income VIP Subaccount
Accumulation unit value at beginning of period	$14.112	$12.628	$13.346	$13.283	$12.433	$10.928	$10.629	$9.417	$6.794	$8.830
Accumulation unit value at end of period	$15.021	$14.112	$12.628	$13.346	$13.283	$12.433	$10.928	$10.629	$9.417	$6.794
Number of accumulation units outstanding at end of period (000’s omitted)	17	18	20	23	26	30	36	48	48	43
Deutsche Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period	$3.636	$3.367	$3.431	$3.278	$2.319	$2.048	$2.153	$1.680	$1.207	$2.414
Accumulation unit value at end of period	$4.396	$3.636	$3.367	$3.431	$3.278	$2.319	$2.048	$2.153	$1.680	$1.207
Number of accumulation units outstanding at end of period (000’s omitted)	4	9	9	9	9	10	10	11	11	14
Deutsche Small Mid Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$4.724	$4.082	$4.203	$4.023	$3.004	$2.667	$2.868	$2.354	$1.833	$2.780
Accumulation unit value at end of period	$5.169	$4.724	$4.082	$4.203	$4.023	$3.004	$2.667	$2.868	$2.354	$1.833
Number of accumulation units outstanding at end of period (000’s omitted)	1	4	4	8	16	20	35	40	40	40
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period	$31.203	$27.356	$28.342	$25.613	$19.205	$16.254	$16.384	$13.035	$9.729	$16.499
Accumulation unit value at end of period	$35.541	$31.203	$27.356	$28.342	$25.613	$19.205	$16.254	$16.384	$13.035	$9.729
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	1	1	1	—	—	—
Dreyfus Sustainable U.S Equity Portfolio Subaccount
Accumulation unit value at beginning of period	$50.196	$45.932	$47.922	$42.662	$32.073	$28.930	$28.958	$25.473	$19.235	$29.627
Accumulation unit value at end of period	$57.321	$50.196	$45.932	$47.922	$42.662	$32.073	$28.930	$28.958	$25.473	$19.235
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$41.786	$40.946	$41.297	$39.411	$34.401	$30.890	$32.019	$28.301	$22.139	$31.370
Accumulation unit value at end of period	$47.209	$41.786	$40.946	$41.297	$39.411	$34.401	$30.890	$32.019	$28.301	$22.139
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$75.873	$70.950	$71.182	$64.223	$49.407	$42.865	$44.415	$38.270	$28.482	$50.042
Accumulation unit value at end of period	$91.559	$75.873	$70.950	$71.182	$64.223	$49.407	$42.865	$44.415	$38.270	$28.482
Number of accumulation units outstanding at end of period (000’s omitted)	1	3	2	3	3	4	4	5	4	4

	Flexible Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$67.279	$57.576	$60.552	$56.253	$44.336	$38.173	$38.183	$33.491	$25.978	$45.755
Accumulation unit value at end of period	$75.204	$67.279	$57.576	$60.552	$56.253	$44.336	$38.173	$38.183	$33.491	$25.978
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	2	2	2	2	2	2	2
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$96.104	$96.291	$90.743	$82.347	$61.004	$53.724	$54.150	$44.044	$34.676	$66.292
Accumulation unit value at end of period	$128.587	$96.104	$96.291	$90.743	$82.347	$61.004	$53.724	$54.150	$44.044	$34.676
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1	2
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$309.787	$279.705	$278.782	$247.924	$189.349	$164.989	$163.306	$143.395	$114.393	$183.390
Accumulation unit value at end of period	$373.330	$309.787	$279.705	$278.782	$247.924	$189.349	$164.989	$163.306	$143.395	$114.393
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1	1
Franklin Mutual Global Discovery VIP Subaccount
Accumulation unit value at beginning of period	$32.638	$29.386	$30.804	$29.431	$23.293	$20.754	$21.601	$19.486	$15.960	$22.531
Accumulation unit value at end of period	$35.094	$32.638	$29.386	$30.804	$29.431	$23.293	$20.754	$21.601	$19.486	$15.960
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	3	4	4	4
Franklin Mutual Shares VIP Subaccount
Accumulation unit value at beginning of period	$24.340	$21.182	$22.504	$21.218	$16.708	$14.772	$15.076	$13.694	$10.973	$17.622
Accumulation unit value at end of period	$26.112	$24.340	$21.182	$22.504	$21.218	$16.708	$14.772	$15.076	$13.694	$10.973
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount
Accumulation unit value at beginning of period	$27.092	$23.579	$24.717	$22.961	$17.882	$16.131	$15.370	$12.867	$11.075	$15.344
Accumulation unit value at end of period	$32.339	$27.092	$23.579	$24.717	$22.961	$17.882	$16.131	$15.370	$12.867	$11.075
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	1	1	1	—	1	1	1	1

	Flexible Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Small Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$37.360	$28.984	$31.608	$31.743	$23.532	$20.077	$21.069	$16.596	$12.978	$19.569
Accumulation unit value at end of period	$40.932	$37.360	$28.984	$31.608	$31.743	$23.532	$20.077	$21.069	$16.596	$12.978
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	1	1	1	2	2	2	2
Franklin Strategic Income VIP Subaccount
Accumulation unit value at beginning of period	$19.163	$17.930	$18.839	$18.679	$18.261	$16.358	$16.106	$14.666	$11.780	$13.404
Accumulation unit value at end of period	$19.839	$19.163	$17.930	$18.839	$18.679	$18.261	$16.358	$16.106	$14.666	$11.780
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	1	1	—	1	1	1
Franklin U.S. Government Securities VIP Subaccount
Accumulation unit value at beginning of period	$13.297	$13.341	$13.411	$13.102	$13.536	$13.418	$12.824	$12.302	$12.052	$11.314
Accumulation unit value at end of period	$13.342	$13.297	$13.341	$13.411	$13.102	$13.536	$13.418	$12.824	$12.302	$12.052
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Subaccount
Accumulation unit value at beginning of period	$26.189	$22.522	$28.294	$31.194	$31.800	$28.383	$34.068	$29.262	$17.124	$36.570
Accumulation unit value at end of period	$36.409	$26.189	$22.522	$28.294	$31.194	$31.800	$28.383	$34.068	$29.262	$17.124
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	1	1	2	3	3	3	3
Invesco V.I. Diversified Dividend Subaccount
Accumulation unit value at beginning of period	$12.887	$11.336	$11.218	$10.042	$7.740	$6.584	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.853	$12.887	$11.336	$11.218	$10.042	$7.740	$6.584	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	6	N/A	N/A	N/A
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period	$26.466	$30.190	$29.557	$24.946	$17.927	$14.977	$14.552	$13.958	$11.042	$15.624
Accumulation unit value at end of period	$30.352	$26.466	$30.190	$29.557	$24.946	$17.927	$14.977	$14.552	$13.958	$11.042
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period	$29.374	$29.074	$29.806	$26.264	$25.826	$20.360	$21.995	$18.904	$14.516	$26.487
Accumulation unit value at end of period	$32.880	$29.374	$29.074	$29.806	$26.264	$25.826	$20.360	$21.995	$18.904	$14.516
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Managed Volatility Subaccount
Accumulation unit value at beginning of period	$32.460	$29.638	$30.592	$25.627	$23.369	$22.782	$19.759	$18.774	$16.499	$24.634
Accumulation unit value at end of period	$35.533	$32.460	$29.638	$30.592	$25.627	$23.369	$22.782	$19.759	$18.774	$16.499
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Flexible Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Janus Henderson Balanced Subaccount
Accumulation unit value at beginning of period	$66.529	$64.236	$64.478	$60.016	$50.448	$44.846	$44.563	$41.526	$33.317	$39.983
Accumulation unit value at end of period	$78.012	$66.529	$64.236	$64.478	$60.016	$50.448	$44.846	$44.563	$41.526	$33.317
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	3	3	3	4	4	6	6	6
Janus Henderson Enterprise Subaccount
Accumulation unit value at beginning of period	$79.833	$71.759	$69.669	$62.534	$47.711	$41.086	$42.093	$33.782	$23.559	$42.281
Accumulation unit value at end of period	$100.720	$79.833	$71.759	$69.669	$62.534	$47.711	$41.086	$42.093	$33.782	$23.559
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	3	3
Janus Henderson Global Research Subaccount
Accumulation unit value at beginning of period	$45.373	$44.899	$46.409	$43.625	$34.309	$28.858	$33.789	$29.461	$21.609	$39.441
Accumulation unit value at end of period	$57.068	$45.373	$44.899	$46.409	$43.625	$34.309	$28.858	$33.789	$29.461	$21.609
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	2	2	2	2	2	2
Janus Henderson Mid Cap Value Subaccount
Accumulation unit value at beginning of period	$34.934	$29.709	$31.155	$29.018	$23.296	$21.237	$22.108	$19.356	$14.707	$20.602
Accumulation unit value at end of period	$39.304	$34.934	$29.709	$31.155	$29.018	$23.296	$21.237	$22.108	$19.356	$14.707
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Research Subaccount
Accumulation unit value at beginning of period	$45.133	$45.356	$43.485	$38.869	$30.120	$25.654	$27.360	$24.130	$17.874	$29.949
Accumulation unit value at end of period	$57.147	$45.133	$45.356	$43.485	$38.869	$30.120	$25.654	$27.360	$24.130	$17.874
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	1	1	1	2	2	2
JPMorgan Insurance Trust MidCap Value Subaccount
Accumulation unit value at beginning of period	$28.302	$24.922	$25.858	$22.688	$17.320	$14.533	$14.367	$11.754	$9.282	$14.532
Accumulation unit value at end of period	$31.879	$28.302	$24.922	$25.858	$22.688	$17.320	$14.533	$14.367	$11.754	$9.282
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$38.163	$32.062	$34.188	$31.507	$22.363	$18.866	$20.009	$15.897	N/A	N/A
Accumulation unit value at end of period	$43.540	$38.163	$32.062	$34.188	$31.507	$22.363	$18.866	$20.009	$15.897	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$25.019	$22.777	$22.808	$20.224	$14.995	$12.874	$13.250	$11.783	$8.902	$13.790
Accumulation unit value at end of period	$30.304	$25.019	$22.777	$22.808	$20.224	$14.995	$12.874	$13.250	$11.783	$8.902
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Flexible Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period	$21.425	$22.178	$21.691	$19.029	$14.849	$13.179	$13.496	$12.489	$8.750	$16.264
Accumulation unit value at end of period	$26.836	$21.425	$22.178	$21.691	$19.029	$14.849	$13.179	$13.496	$12.489	$8.750
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	1	1
Oppenheimer Discovery Mid Cap Subaccount
Accumulation unit value at beginning of period	$23.951	$23.697	$22.506	$21.541	$16.041	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$30.462	$23.951	$23.697	$22.506	$21.541	$16.041	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A	N/A
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period	$17.416	$16.553	$17.146	$16.896	$17.128	$15.289	$15.342	$13.501	$11.516	$13.602
Accumulation unit value at end of period	$18.285	$17.416	$16.553	$17.146	$16.896	$17.128	$15.289	$15.342	$13.501	$11.516
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Subaccount
Accumulation unit value at beginning of period	$30.044	$30.392	$29.608	$29.302	$23.304	$19.461	$21.487	$18.757	$13.594	$23.011
Accumulation unit value at end of period	$40.552	$30.044	$30.392	$29.608	$29.302	$23.304	$19.461	$21.487	$18.757	$13.594
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1	1
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period	$25.897	$23.500	$23.020	$21.060	$16.183	$14.017	$14.201	$12.383	$9.772	$16.081
Accumulation unit value at end of period	$29.907	$25.897	$23.500	$23.020	$21.060	$16.183	$14.017	$14.201	$12.383	$9.772
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period	$37.176	$31.908	$34.319	$31.044	$22.296	$19.138	$19.801	$16.252	$11.992	$19.536
Accumulation unit value at end of period	$41.929	$37.176	$31.908	$34.319	$31.044	$22.296	$19.138	$19.801	$16.252	$11.992
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Voya Global Equity Subaccount
Accumulation unit value at beginning of period	$11.107	$10.606	$11.335	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period††	$13.575	$11.107	$10.606	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
VY JPMorgan Emerging Markets Equity
Accumulation unit value at beginning of period	$22.500	$20.064	$23.999	$23.970	$25.616	$21.682	$26.722	$22.373	$13.136	$27.162
Accumulation unit value at end of period	$31.937	$22.500	$20.064	$23.999	$23.970	$25.616	$21.682	$26.722	$22.373	$13.136
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1	1

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Tax Qualified (1.30%)

	Qualified Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period	$85.752	$87.590	$87.231	$79.618	$59.707	$55.054	$55.963	$49.997	$34.320	$64.569
Accumulation unit value at end of period	$108.752	$85.752	$87.590	$87.231	$79.618	$59.707	$55.054	$55.963	$49.997	$34.320
Number of accumulation units outstanding at end of period (000’s omitted)	78	87	104	112	120	133	158	175	200	225
Alger MidCap Growth Subaccount
Accumulation unit value at beginning of period	$51.129	$51.292	$52.785	$49.505	$36.917	$32.182	$35.540	$30.157	$20.137	$48.986
Accumulation unit value at end of period	$65.511	$51.129	$51.292	$52.785	$49.505	$36.917	$32.182	$35.540	$30.157	$20.137
Number of accumulation units outstanding at end of period (000’s omitted)	124	127	146	165	182	197	250	293	337	385
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period	$76.158	$72.615	$76.084	$76.738	$57.899	$52.136	$54.549	$44.102	$30.703	$58.248
Accumulation unit value at end of period	$96.785	$76.158	$72.615	$76.084	$76.738	$57.899	$52.136	$54.549	$44.102	$30.703
Number of accumulation units outstanding at end of period (000’s omitted)	52	60	72	78	86	105	122	125	148	145
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$12.850	$11.470	$12.311	$11.085	$8.268	$7.299	$7.171	$6.364	$5.459	$8.453
Accumulation unit value at end of period	$15.285	$12.850	$11.470	$12.311	$11.085	$8.268	$7.299	$7.171	$6.364	$5.459
Number of accumulation units outstanding at end of period (000’s omitted)	567	632	654	688	758	829	961	1,129	1,359	1618
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$19.109	$16.066	$16.933	$15.169	$11.665	$10.314	$10.342	$9.237	$7.806	$10.800
Accumulation unit value at end of period	$20.514	$19.109	$16.066	$16.933	$15.169	$11.665	$10.314	$10.342	$9.237	$7.806
Number of accumulation units outstanding at end of period (000’s omitted)	552	628	697	745	806	916	1,598	1,635	1,467	1711
Deutsche Bond VIP Subaccount
Accumulation unit value at beginning of period	$9.805	$9.376	$9.526	$9.050	$9.454	$8.886	$8.517	$8.079	$7.436	$9.050
Accumulation unit value at end of period	$10.244	$9.805	$9.376	$9.526	$9.050	$9.454	$8.886	$8.517	$8.079	$7.436
Number of accumulation units outstanding at end of period (000’s omitted)	658	748	813	916	1,022	1,307	670	801	939	1088
Deutsche Capital Growth VIP Subaccount
Accumulation unit value at beginning of period	$41.236	$40.070	$37.370	$33.509	$25.210	$22.006	$23.335	$20.254	$16.172	$24.445
Accumulation unit value at end of period	$51.415	$41.236	$40.070	$37.370	$33.509	$25.210	$22.006	$23.335	$20.254	$16.172
Number of accumulation units outstanding at end of period (000’s omitted)	1,159	1,311	1,449	1,610	1,776	1,981	2,263	2,454	2,735	3075

	Qualified Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Deutsche Core Equity VIP Subaccount
Accumulation unit value at beginning of period	$21.758	$19.949	$19.201	$17.394	$12.831	$11.223	$11.385	$10.082	$7.613	$12.502
Accumulation unit value at end of period	$25.994	$21.758	$19.949	$19.201	$17.394	$12.831	$11.223	$11.385	$10.082	$7.613
Number of accumulation units outstanding at end of period (000’s omitted)	126	138	159	180	201	219	245	286	332	385
Deutsche CROCI® International VIP Subaccount
Accumulation unit value at beginning of period	$12.738	$12.809	$13.728	$15.760	$13.279	$11.150	$13.555	$13.512	$10.251	$20.053
Accumulation unit value at end of period	$15.337	$12.738	$12.809	$13.728	$15.760	$13.279	$11.150	$13.555	$13.512	$10.251
Number of accumulation units outstanding at end of period (000’s omitted)	110	126	128	140	142	167	186	218	276	330
Deutsche CROCI® U.S. VIP Subaccount
Accumulation unit value at beginning of period	$3.066	$3.248	$3.534	$3.233	$2.502	$2.309	$2.340	$2.140	$1.729	$2.754
Accumulation unit value at end of period	$3.720	$3.066	$3.248	$3.534	$3.233	$2.502	$2.309	$2.340	$2.140	$1.729
Number of accumulation units outstanding at end of period (000’s omitted)	2,882	3,388	3,904	4,370	4,906	5,588	6,675	6,476	8,245	9265
Deutsche Global Equity VIP Subaccount
Accumulation unit value at beginning of period	$2.712	$2.589	$2.669	$2.673	$2.270	$1.959	$2.257	$2.061	$1.614	$3.195
Accumulation unit value at end of period	$3.321	$2.712	$2.589	$2.669	$2.673	$2.270	$1.959	$2.257	$2.061	$1.614
Number of accumulation units outstanding at end of period (000’s omitted)	3,685	4,180	4,706	5,382	5,859	6,560	7,400	9,262	9,262	10400
Deutsche Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period	$10.704	$10.151	$10.433	$10.179	$8.841	$7.386	$8.147	$7.420	$6.089	$8.489
Accumulation unit value at end of period	$12.314	$10.704	$10.151	$10.433	$10.179	$8.841	$7.386	$8.147	$7.420	$6.089
Number of accumulation units outstanding at end of period (000’s omitted)	5,982	6,676	7,414	8,290	9,350	10,613	12,075	12,400	14,460	17,890
Deutsche Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period	$3.033	$3.038	$3.078	$2.961	$3.094	$3.045	$2.870	$2.727	$2.556	$2.468
Accumulation unit value at end of period	$3.044	$3.033	$3.038	$3.078	$2.961	$3.094	$3.045	$2.870	$2.727	$2.556
Number of accumulation units outstanding at end of period (000’s omitted)	2,130	2,504	3,438	3,301	3,864	4,877	5,250	6,270	6,772	7445
Deutsche Government Money Market VIP Subaccount
Accumulation unit value at beginning of period	$2.603	$2.635	$2.669	$2.704	$2.739	$2.774	$2.810	$2.846	$2.874	$2.836
Accumulation unit value at end of period	$2.581	$2.603	$2.635	$2.669	$2.704	$2.739	$2.774	$2.810	$2.846	$2.874
Number of accumulation units outstanding at end of period (000’s omitted)	4,010	4,530	5,177	6,375	4,285	4,812	5,962	7,257	7,900	10450
Deutsche High Income VIP Subaccount
Accumulation unit value at beginning of period	$12.731	$11.426	$12.112	$12.091	$11.350	$9.747	$9.761	$8.674	$6.277	$8.359
Accumulation unit value at end of period	$13.511	$12.731	$11.426	$12.112	$12.091	$11.350	$9.747	$9.761	$8.674	$6.277
Number of accumulation units outstanding at end of period (000’s omitted)	1,555	1,857	1,979	2,200	2,506	2,881	3,170	3,420	3,840	5151

	Qualified Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Deutsche Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period	$3.399	$3.157	$3.227	$3.093	$2.194	$1.944	$2.049	$1.603	$1.155	$2.318
Accumulation unit value at end of period	$4.098	$3.399	$3.157	$3.227	$3.093	$2.194	$1.944	$2.049	$1.603	$1.155
Number of accumulation units outstanding at end of period (000’s omitted)	4,881	5,427	6,033	6,555	7,375	8,070	8,921	9,869	10,865	11901
Deutsche Small Mid Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$4.443	$3.850	$3.976	$3.817	$2.859	$2.546	$2.746	$2.260	$1.765	$2.686
Accumulation unit value at end of period	$4.848	$4.443	$3.850	$3.976	$3.817	$2.859	$2.546	$2.746	$2.260	$1.765
Number of accumulation units outstanding at end of period (000’s omitted)	4,224	4,948	5,651	6,290	7,319	8,229	9,577	11,076	12,500	14175
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period	$29.963	$26.346	$27.378	$24.815	$18.662	$15.842	$16.015	$12.780	$9.566	$16.272
Accumulation unit value at end of period	$34.028	$29.963	$26.346	$27.378	$24.815	$18.662	$15.842	$16.015	$12.780	$9.566
Number of accumulation units outstanding at end of period (000’s omitted)	120	120	121	120	108	60	72	80	85	90
Dreyfus Sustainable U.S Equity Portfolio Subaccount
Accumulation unit value at beginning of period	$47.632	$43.715	$45.745	$40.845	$30.798	$27.863	$27.972	$24.679	$18.691	$28.874
Accumulation unit value at end of period	$54.233	$47.632	$43.715	$45.745	$40.845	$30.798	$27.863	$27.972	$24.679	$18.691
Number of accumulation units outstanding at end of period (000’s omitted)	42	49	55	65	71	74	74	75	90	98
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$39.301	$38.625	$39.071	$37.398	$32.741	$29.487	$30.655	$27.177	$21.322	$30.302
Accumulation unit value at end of period	$44.271	$39.301	$38.625	$39.071	$37.398	$32.741	$29.487	$30.655	$27.177	$21.322
Number of accumulation units outstanding at end of period (000’s omitted)	76	81	94	99	109	125	135	160	189	220
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$71.361	$66.928	$67.346	$60.943	$47.023	$40.918	$42.523	$36.748	$27.431	$48.339
Accumulation unit value at end of period	$85.859	$71.361	$66.928	$67.346	$60.943	$47.023	$40.918	$42.523	$36.748	$27.431
Number of accumulation units outstanding at end of period (000’s omitted)	741	811	881	1,008	1,107	1,200	1,352	1,546	1,800	1940
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$63.277	$54.311	$57.288	$53.379	$42.196	$36.439	$36.556	$32.159	$25.020	$44.198
Accumulation unit value at end of period	$70.521	$63.277	$54.311	$57.288	$53.379	$42.196	$36.439	$36.556	$32.159	$25.020
Number of accumulation units outstanding at end of period (000’s omitted)	285	322	364	404	454	497	580	670	780	915
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$90.379	$90.823	$85.845	$78.133	$58.054	$51.278	$51.838	$42.289	$33.393	$64.029
Accumulation unit value at end of period	$120.570	$90.379	$90.823	$85.845	$78.133	$58.054	$51.278	$51.838	$42.289	$33.393
Number of accumulation units outstanding at end of period (000’s omitted)	218	240	268	294	317	350	404	451	561	588

	Qualified Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$291.363	$263.848	$263.759	$235.261	$180.212	$157.494	$156.349	$137.695	$110.172	$177.148
Accumulation unit value at end of period	$350.089	$291.363	$263.848	$263.759	$235.261	$180.212	$157.494	$156.349	$137.695	$110.172
Number of accumulation units outstanding at end of period (000’s omitted)	198	215	228	255	274	322	326	364	420	475
Franklin Mutual Global Discovery VIP Subaccount
Accumulation unit value at beginning of period	$31.341	$28.301	$29.756	$28.514	$22.634	$20.227	$21.115	$19.105	$15.694	$22.221
Accumulation unit value at end of period	$33.600	$31.341	$28.301	$29.756	$28.514	$22.634	$20.227	$21.115	$19.105	$15.694
Number of accumulation units outstanding at end of period (000’s omitted)	456	505	563	614	667	730	813	911	1,007	1092
Franklin Mutual Shares VIP Subaccount
Accumulation unit value at beginning of period	$23.373	$20.400	$21.739	$20.557	$16.236	$14.397	$14.737	$13.425	$10.790	$17.379
Accumulation unit value at end of period	$25.000	$23.373	$20.400	$21.739	$20.557	$16.236	$14.397	$14.737	$13.425	$10.790
Number of accumulation units outstanding at end of period (000’s omitted)	136	160	174	192	225	261	309	333	378	435
Franklin Rising Dividends VIP Subaccount
Accumulation unit value at beginning of period	$26.015	$22.710	$23.876	$22.246	$17.376	$15.722	$15.024	$12.615	$10.890	$15.133
Accumulation unit value at end of period	$30.963	$26.015	$22.710	$23.876	$22.246	$17.376	$15.722	$15.024	$12.615	$10.890
Number of accumulation units outstanding at end of period (000’s omitted)	218	261	286	339	340	294	317	360	364	419
Franklin Small Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$35.876	$27.914	$30.533	$30.754	$22.867	$19.567	$20.595	$16.271	$12.762	$19.300
Accumulation unit value at end of period	$39.189	$35.876	$27.914	$30.533	$30.754	$22.867	$19.567	$20.595	$16.271	$12.762
Number of accumulation units outstanding at end of period (000’s omitted)	103	127	144	167	191	203	221	218	221	250
Franklin Strategic Income VIP Subaccount
Accumulation unit value at beginning of period	$18.402	$17.269	$18.198	$18.097	$17.744	$15.942	$15.744	$14.379	$11.583	$13.219
Accumulation unit value at end of period	$18.994	$18.402	$17.269	$18.198	$18.097	$17.744	$15.942	$15.744	$14.379	$11.583
Number of accumulation units outstanding at end of period (000’s omitted)	220	246	386	325	354	425	436	448	457	427

	Qualified Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin U.S. Government Securities VIP Subaccount
Accumulation unit value at beginning of period	$12.769	$12.849	$12.955	$12.693	$13.153	$13.078	$12.535	$12.061	$11.851	$11.158
Accumulation unit value at end of period	$12.774	$12.769	$12.849	$12.955	$12.693	$13.153	$13.078	$12.535	$12.061	$11.851
Number of accumulation units outstanding at end of period (000’s omitted)	99	99	150	159	176	270	330	295	320	315
Templeton Developing Markets VIP Subaccount
Accumulation unit value at beginning of period	$25.149	$21.691	$27.331	$30.223	$30.900	$27.662	$33.302	$28.689	$16.839	$36.068
Accumulation unit value at end of period	$34.859	$25.149	$21.691	$27.331	$30.223	$30.900	$27.662	$33.302	$28.689	$16.839
Number of accumulation units outstanding at end of period (000’s omitted)	82	86	87	102	117	136	160	183	206	208
Invesco V.I. Diversified Dividend Subaccount
Accumulation unit value at beginning of period	$12.374	$10.918	$10.836	$10.042	$7.521	$6.417	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.263	$12.374	$10.918	$10.836	$10.042	$7.521	$6.417	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	67	91	72	75	85	67	80	N/A	N/A	N/A
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period	$25.414	$29.076	$28.551	$24.169	$17.420	$14.597	$14.224	$13.685	$10.858	$15.409
Accumulation unit value at end of period	$29.060	$25.414	$29.076	$28.551	$24.169	$17.420	$14.597	$14.224	$13.685	$10.858
Number of accumulation units outstanding at end of period (000’s omitted)	63	72	110	85	82	64	66	72	69	101
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period	$28.207	$28.002	$28.792	$25.446	$25.096	$19.843	$21.500	$18.533	$14.274	$26.123
Accumulation unit value at end of period	$31.480	$28.207	$28.002	$28.792	$25.446	$25.096	$19.843	$21.500	$18.533	$14.274
Number of accumulation units outstanding at end of period (000’s omitted)	117	123	136	158	175	208	226	265	300	320
Invesco V.I. Managed Volatility Subaccount
Accumulation unit value at beginning of period	$31.170	$28.544	$29.551	$24.828	$22.709	$22.204	$19.315	$18.406	$16.224	$24.296
Accumulation unit value at end of period	$34.020	$31.170	$28.544	$29.551	$24.828	$22.709	$22.204	$19.315	$18.406	$16.224
Number of accumulation units outstanding at end of period (000’s omitted)	72	82	89	101	105	116	130	130	165	215
Janus Henderson Balanced Subaccount
Accumulation unit value at beginning of period	$62.454	$60.480	$60.889	$56.844	$47.924	$42.729	$42.585	$39.801	$32.027	$38.550
Accumulation unit value at end of period	$73.018	$62.454	$60.480	$60.889	$56.844	$47.924	$42.729	$42.585	$39.801	$32.027
Number of accumulation units outstanding at end of period (000’s omitted)	884	965	1,060	1,157	1,248	1,358	1,516	1,685	1,891	2141
Janus Henderson Enterprise Subaccount
Accumulation unit value at beginning of period	$74.942	$67.562	$65.789	$59.227	$45.322	$39.144	$40.224	$32.377	$22.646	$40.765
Accumulation unit value at end of period	$94.270	$74.942	$67.562	$65.789	$59.227	$45.322	$39.144	$40.224	$32.377	$22.646
Number of accumulation units outstanding at end of period (000’s omitted)	551	604	658	709	772	849	966	1,100	1,257	1385

	Qualified Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Janus Henderson Global Research Subaccount
Accumulation unit value at beginning of period	$42.594	$42.273	$43.825	$41.318	$32.591	$27.494	$32.288	$28.237	$20.773	$38.026
Accumulation unit value at end of period	$53.414	$42.594	$42.273	$43.825	$41.318	$32.591	$27.494	$32.288	$28.237	$20.773
Number of accumulation units outstanding at end of period (000’s omitted)	672	761	851	930	1,018	1,146	1,280	1,442	1,605	1791
Janus Henderson Mid Cap Value Subaccount
Accumulation unit value at beginning of period	$33.546	$28.613	$30.095	$28.114	$22.637	$20.698	$21.611	$18.976	$14.462	$20.318
Accumulation unit value at end of period	$37.631	$33.546	$28.613	$30.095	$28.114	$22.637	$20.698	$21.611	$18.976	$14.462
Number of accumulation units outstanding at end of period (000’s omitted)	94	98	116	126	138	155	189	206	230	239
Janus Henderson Research Subaccount
Accumulation unit value at beginning of period	$42.368	$42.704	$41.064	$36.814	$28.612	$24.442	$26.145	$23.127	$17.182	$28.875
Accumulation unit value at end of period	$53.488	$42.368	$42.704	$41.064	$36.814	$28.612	$24.442	$26.145	$23.127	$17.182
Number of accumulation units outstanding at end of period (000’s omitted)	506	573	632	687	761	842	933	1,060	1,216	1339
JPMorgan Insurance Trust MidCap Value Subaccount
Accumulation unit value at beginning of period	$27.228	$24.047	$25.025	$22.023	$16.862	$14.190	$14.070	$11.545	$9.144	$14.359
Accumulation unit value at end of period	$30.580	$27.228	$24.047	$25.025	$22.023	$16.862	$14.190	$14.070	$11.545	$9.144
Number of accumulation units outstanding at end of period (000’s omitted)	183	237	270	290	349	391	442	507	580	66
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$36.214	$30.515	$32.635	$30.165	$21.474	$18.170	$19.328	$15.401	N/A	N/A
Accumulation unit value at end of period	$41.194	$36.214	$30.515	$32.635	$30.165	$21.474	$18.170	$19.328	$15.401	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	101	114	136	159	175	160	193	—	—	N/A
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$24.070	$21.978	$22.073	$19.631	$14.599	$12.571	$12.976	$11.573	$8.770	$13.626
Accumulation unit value at end of period	$29.068	$24.070	$21.978	$22.073	$19.631	$14.599	$12.571	$12.976	$11.573	$8.770
Number of accumulation units outstanding at end of period (000’s omitted)	34	31	46	44	46	42	29	33	40	51
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period	$20.574	$21.360	$20.953	$18.436	$14.429	$12.844	$13.192	$12.244	$8.604	$16.040
Accumulation unit value at end of period	$25.694	$20.574	$21.360	$20.953	$18.436	$14.429	$12.844	$13.192	$12.244	$8.604
Number of accumulation units outstanding at end of period (000’s omitted)	54	61	74	103	109	103	136	151	185	195
Oppenheimer Discovery Mid Cap Subaccount
Accumulation unit value at beginning of period	$22.999	$22.823	$21.740	$20.869	$15.588	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$29.165	$22.999	$22.823	$21.740	$20.869	$15.588	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	39	41	51	42	56	—	N/A	N/A	N/A	N/A

	Qualified Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Global Subaccount
Accumulation unit value at beginning of period	$28.850	$29.270	$28.601	$28.389	$22.645	$18.967	$21.004	$18.389	$13.367	$22.694
Accumulation unit value at end of period	$38.825	$28.850	$29.270	$28.601	$28.389	$22.645	$18.967	$21.004	$18.389	$13.367
Number of accumulation units outstanding at end of period (000’s omitted)	458	514	576	638	690	758	908	1,084	1,270	1512
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period	$16.724	$15.942	$16.562	$16.370	$16.643	$14.901	$14.997	$13.236	$11.324	$13.414
Accumulation unit value at end of period	$17.507	$16.724	$15.942	$16.562	$16.370	$16.643	$14.901	$14.997	$13.236	$11.324
Number of accumulation units outstanding at end of period (000’s omitted)	182	208	234	263	292	369	396	460	495	583
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period	$24.868	$22.633	$22.236	$20.403	$15.725	$13.661	$13.882	$12.141	$9.609	$15.860
Accumulation unit value at end of period	$28.634	$24.868	$22.633	$22.236	$20.403	$15.725	$13.661	$13.882	$12.141	$9.609
Number of accumulation units outstanding at end of period (000’s omitted)	121	138	159	185	211	227	259	297	367	440
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period	$35.699	$30.731	$33.151	$30.076	$21.666	$18.652	$19.355	$15.933	$11.791	$19.267
Accumulation unit value at end of period	$40.144	$35.699	$30.731	$33.151	$30.076	$21.666	$18.652	$19.355	$15.933	$11.791
Number of accumulation units outstanding at end of period (000’s omitted)	169	174	187	197	221	226	261	301	358	410
Voya Global Equity Subaccount
Accumulation unit value at beginning of period	$10.783	$10.328	$11.064	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.140	$10.783	$10.328	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	277	314	365	N/A	N/A	N/A	N/A	N/A	N/A	N/A
VY JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period	$21.772	$19.472	$23.361	$23.402	$25.083	$21.294	$26.322	$22.104	$13.017	$26.995
Accumulation unit value at end of period	$30.813	$21.772	$19.472	$23.361	$23.402	$25.083	$21.294	$26.322	$22.104	$13.017
Number of accumulation units outstanding at end of period (000’s omitted)	163	175	211	237	255	289	333	400	460	468

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Non-Tax Qualified (1.00%)

	Flexible Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$90.368	$92.031	$91.383	$83.160	$62.179	$57.163	$57.935	$51.606	$35.319	$66.251
Accumulation unit value at end of period	$114.945	$90.368	$92.031	$91.383	$83.160	$62.179	$57.163	$57.935	$51.606	$35.319
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	0	0	0	0	1	—

	Flexible Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Alger MidCap Growth Subaccount
Accumulation unit value at beginning of period	$53.613	$53.625	$55.022	$51.451	$38.254	$33.249	$36.610	$30.973	$20.620	$50.013
Accumulation unit value at end of period	$68.898	$53.613	$53.625	$55.022	$51.451	$38.254	$33.249	$36.610	$30.973	$20.620
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	1
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period	$80.258	$76.298	$79.706	$80.153	$60.296	$54.134	$56.472	$45.522	$31.598	$59.766
Accumulation unit value at end of period	$102.297	$80.258	$76.298	$79.706	$80.153	$60.296	$54.134	$56.472	$45.522	$31.598
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	3	3	9	9	9	9	3	3
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$13.542	$12.052	$12.897	$11.578	$8.610	$7.579	$7.423	$6.568	$5.617	$8.674
Accumulation unit value at end of period	$16.155	$13.542	$12.052	$12.897	$11.578	$8.610	$7.579	$7.423	$6.568	$5.617
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	1
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$20.137	$16.881	$17.738	$15.843	$12.148	$10.709	$10.707	$9.534	$8.034	$11.081
Accumulation unit value at end of period	$21.682	$20.137	$16.881	$17.738	$15.843	$12.148	$10.709	$10.707	$9.534	$8.034
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	2	2	3	3
Deutsche Bond VIP Subaccount
Accumulation unit value at beginning of period	$10.332	$9.851	$9.979	$9.452	$9.845	$9.226	$8.817	$8.339	$7.652	$9.286
Accumulation unit value at end of period	$10.827	$10.332	$9.851	$9.979	$9.452	$9.845	$9.226	$8.817	$8.339	$7.652
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1	1
Deutsche Capital Growth VIP Subaccount
Accumulation unit value at beginning of period	$43.455	$42.101	$39.148	$35.000	$26.254	$22.849	$24.158	$20.906	$16.643	$25.082
Accumulation unit value at end of period	$54.342	$43.455	$42.101	$39.148	$35.000	$26.254	$22.849	$24.158	$20.906	$16.643
Number of accumulation units outstanding at end of period (000’s omitted)	23	29	30	37	40	48	53	57	49	47
Deutsche Core Equity VIP Subaccount
Accumulation unit value at beginning of period	$22.525	$20.591	$19.760	$17.847	$13.126	$11.447	$11.578	$10.223	$7.697	$12.602
Accumulation unit value at end of period	$26.990	$22.525	$20.591	$19.760	$17.847	$13.126	$11.447	$11.578	$10.223	$7.697
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	1
Deutsche CROCI® International VIP Subaccount
Accumulation unit value at beginning of period	$13.424	$13.458	$14.381	$16.462	$13.829	$11.577	$14.032	$13.946	$10.550	$20.575
Accumulation unit value at end of period	$16.210	$13.424	$13.458	$14.381	$16.462	$13.829	$11.577	$14.032	$13.946	$10.550
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	4	5	5	5	5	5	5	3

	Flexible Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Deutsche CROCI® U.S. VIP Subaccount
Accumulation unit value at beginning of period	$3.260	$3.444	$3.735	$3.407	$2.629	$2.419	$2.444	$2.229	$1.796	$2.851
Accumulation unit value at end of period	$3.967	$3.260	$3.444	$3.735	$3.407	$2.629	$2.419	$2.444	$2.229	$1.796
Number of accumulation units outstanding at end of period (000’s omitted)	23	24	24	35	70	69	86	56	76	75
Deutsche Global Equity VIP Subaccount
Accumulation unit value at beginning of period	$2.920	$2.779	$2.857	$2.853	$2.415	$2.079	$2.388	$2.174	$1.698	$3.350
Accumulation unit value at end of period	$3.587	$2.920	$2.779	$2.857	$2.853	$2.415	$2.079	$2.388	$2.174	$1.698
Number of accumulation units outstanding at end of period (000’s omitted)	34	35	34	39	39	36	51	67	86	115
Deutsche Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period	$10.986	$10.388	$10.645	$10.355	$9.685	$8.659	$8.871	$7.459	$6.103	$9.162
Accumulation unit value at end of period	$12.677	$10.986	$10.388	$10.645	$10.355	$9.685	$8.659	$8.871	$7.459	$6.103
Number of accumulation units outstanding at end of period (000’s omitted)	229	249	275	312	341	399	488	599	611	630
Deutsche Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period	$3.288	$3.283	$3.316	$3.181	$3.314	$3.252	$3.056	$2.895	$2.706	$2.604
Accumulation unit value at end of period	$3.310	$3.288	$3.283	$3.316	$3.181	$3.314	$3.252	$3.056	$2.895	$2.706
Number of accumulation units outstanding at end of period (000’s omitted)	38	38	43	40	45	45	46	46	24	25
Deutsche Government Money Market VIP Subaccount
Accumulation unit value at beginning of period	$2.886	$2.913	$2.942	$2.971	$3.000	$3.030	$3.060	$3.090	$3.111	$3.061
Accumulation unit value at end of period	$2.870	$2.886	$2.913	$2.942	$2.971	$3.000	$3.030	$3.060	$3.090	$3.111
Number of accumulation units outstanding at end of period (000’s omitted)	159	156	211	283	260	327	385	571	610	650
Deutsche High Income VIP Subaccount
Accumulation unit value at beginning of period	$13.511	$12.090	$12.778	$12.719	$12.433	$10.928	$10.629	$9.016	$6.505	$8.830
Accumulation unit value at end of period	$14.382	$13.511	$12.090	$12.778	$12.719	$12.433	$10.928	$10.629	$9.016	$6.505
Number of accumulation units outstanding at end of period (000’s omitted)	82	102	105	120	125	142	154	176	192	200
Deutsche Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period	$3.636	$3.367	$3.431	$3.278	$2.319	$2.048	$2.153	$1.680	$1.207	$2.414
Accumulation unit value at end of period	$4.396	$3.636	$3.367	$3.431	$3.278	$2.319	$2.048	$2.153	$1.680	$1.207
Number of accumulation units outstanding at end of period (000’s omitted)	5	12	12	12	12	12	13	13	42	42
Deutsche Small Mid Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$4.724	$4.082	$4.203	$4.023	$3.004	$2.667	$2.868	$2.354	$1.833	$2.780
Accumulation unit value at end of period	$5.169	$4.724	$4.082	$4.203	$4.023	$3.004	$2.667	$2.868	$2.354	$1.833
Number of accumulation units outstanding at end of period (000’s omitted)	19	56	59	73	88	99	107	124	118	119

	Flexible Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period	$31.203	$27.356	$28.342	$25.613	$19.205	$16.254	$16.384	$13.035	$9.729	$16.499
Accumulation unit value at end of period	$35.541	$31.203	$27.356	$28.342	$25.613	$19.205	$16.254	$16.384	$13.035	$9.729
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Sustainable U.S Equity Portfolio Subaccount
Accumulation unit value at beginning of period	$50.196	$45.932	$47.922	$42.662	$32.073	$28.930	$28.958	$25.473	$19.235	$29.627
Accumulation unit value at end of period	$57.321	$50.196	$45.932	$47.922	$42.662	$32.073	$28.930	$28.958	$25.473	$19.235
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$41.786	$40.946	$41.297	$39.411	$34.401	$30.890	$32.019	$28.301	$22.139	$31.370
Accumulation unit value at end of period	$47.209	$41.786	$40.946	$41.297	$39.411	$34.401	$30.890	$32.019	$28.301	$22.139
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	2	3	4	5	5	7
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$75.873	$70.950	$71.182	$64.223	$49.407	$42.865	$44.415	$38.270	$28.482	$50.042
Accumulation unit value at end of period	$91.559	$75.873	$70.950	$71.182	$64.223	$49.407	$42.865	$44.415	$38.270	$28.482
Number of accumulation units outstanding at end of period (000’s omitted)	7	8	8	9	10	10	12	13	17	17
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$67.279	$57.576	$60.552	$56.253	$44.336	$38.173	$38.183	$33.491	$25.978	$45.755
Accumulation unit value at end of period	$75.204	$67.279	$57.576	$60.552	$56.253	$44.336	$38.173	$38.183	$33.491	$25.978
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	4	2	3	3	5	5
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$96.104	$96.291	$90.743	$82.347	$61.004	$53.724	$54.150	$44.044	$34.676	$66.292
Accumulation unit value at end of period	$128.587	$96.104	$96.291	$90.743	$82.347	$61.004	$53.724	$54.150	$44.044	$34.676
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	1	2	2	2	2	1	2
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$309.787	$279.705	$278.782	$247.924	$189.349	$164.989	$163.306	$143.395	$114.393	$183.390
Accumulation unit value at end of period	$373.330	$309.787	$279.705	$278.782	$247.924	$189.349	$164.989	$163.306	$143.395	$114.393
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	3	3	3	3	3	3	4	3

	Flexible Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Mutual Global Discovery VIP Subaccount
Accumulation unit value at beginning of period	$32.638	$29.386	$30.804	$29.431	$23.293	$20.754	$21.601	$19.486	$15.960	$22.531
Accumulation unit value at end of period	$35.094	$32.638	$29.386	$30.804	$29.431	$23.293	$20.754	$21.601	$19.486	$15.960
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	4	5	8	7	15	18	15	16
Franklin Mutual Shares VIP Subaccount
Accumulation unit value at beginning of period	$24.340	$21.182	$22.504	$21.218	$16.708	$14.772	$15.076	$13.694	$10.973	$17.622
Accumulation unit value at end of period	$26.112	$24.340	$21.182	$22.504	$21.218	$16.708	$14.772	$15.076	$13.694	$10.973
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	1	2	3	5	5	5
Franklin Rising Dividends VIP Subaccount
Accumulation unit value at beginning of period	$27.092	$23.579	$24.717	$22.961	$17.882	$16.131	$15.370	$12.867	$11.075	$15.344
Accumulation unit value at end of period	$32.339	$27.092	$23.579	$24.717	$22.961	$17.882	$16.131	$15.370	$12.867	$11.075
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	1	1	1	1	1	2	2	2
Franklin Small Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$37.360	$28.984	$31.608	$31.743	$23.532	$20.077	$21.069	$16.596	$12.978	$19.569
Accumulation unit value at end of period	$40.932	$37.360	$28.984	$31.608	$31.743	$23.532	$20.077	$21.069	$16.596	$12.978
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	1	1	2	2	2	2
Franklin Strategic Income VIP Subaccount
Accumulation unit value at beginning of period	$19.163	$17.930	$18.839	$18.679	$18.261	$16.358	$16.106	$14.666	$11.780	$13.404
Accumulation unit value at end of period	$19.839	$19.163	$17.930	$18.839	$18.679	$18.261	$16.358	$16.106	$14.666	$11.780
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	5	4	2	2	1	1	2	2
Franklin U.S. Government Securities VIP Subaccount
Accumulation unit value at beginning of period	$13.297	$13.341	$13.411	$13.102	$13.536	$13.418	$12.824	$12.302	$12.052	$11.314
Accumulation unit value at end of period	$13.342	$13.297	$13.341	$13.411	$13.102	$13.536	$13.418	$12.824	$12.302	$12.052
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	6	6	1	1	2	2	—	—
Templeton Developing Markets VIP Subaccount
Accumulation unit value at beginning of period	$26.189	$22.522	$28.294	$31.194	$31.800	$28.383	$34.068	$29.262	$17.124	$36.570
Accumulation unit value at end of period	$36.409	$26.189	$22.522	$28.294	$31.194	$31.800	$28.383	$34.068	$29.262	$17.124
Number of accumulation units outstanding at end of period (000’s omitted)	0	2	2	3	4	4	5	8	6	5
Invesco V.I. Diversified Dividend Subaccount
Accumulation unit value at beginning of period	$12.887	$11.336	$11.218	$10.042	$7.740	$6.584	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.853	$12.887	$11.336	$11.218	$10.042	$7.740	$6.584	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A	N/A

	Flexible Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period	$26.466	$30.190	$29.557	$24.946	$17.927	$14.977	$14.552	$13.958	$11.042	$15.624
Accumulation unit value at end of period	$30.352	$26.466	$30.190	$29.557	$24.946	$17.927	$14.977	$14.552	$13.958	$11.042
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	3	3	2	4	4	4	4	4
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period	$29.374	$29.074	$29.806	$26.264	$25.826	$20.360	$21.995	$18.904	$14.516	$26.487
Accumulation unit value at end of period	$32.880	$29.374	$29.074	$29.806	$26.264	$25.826	$20.360	$21.995	$18.904	$14.516
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	1	1	2	2
Invesco V.I. Managed Volatility Subaccount
Accumulation unit value at beginning of period	$32.460	$29.638	$30.592	$25.627	$23.369	$22.782	$19.759	$18.774	$16.499	$24.634
Accumulation unit value at end of period	$35.533	$32.460	$29.638	$30.592	$25.627	$23.369	$22.782	$19.759	$18.774	$16.499
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	2	3
Janus Henderson Balanced Subaccount
Accumulation unit value at beginning of period	$66.529	$64.236	$64.478	$60.016	$50.448	$44.846	$44.563	$41.526	$33.317	$39.983
Accumulation unit value at end of period	$78.012	$66.529	$64.236	$64.478	$60.016	$50.448	$44.846	$44.563	$41.526	$33.317
Number of accumulation units outstanding at end of period (000’s omitted)	8	8	7	7	7	7	8	8	8	13
Janus Henderson Enterprise Subaccount
Accumulation unit value at beginning of period	$79.833	$71.759	$69.669	$62.534	$47.711	$41.086	$42.093	$33.782	$23.559	$42.281
Accumulation unit value at end of period	$100.720	$79.833	$71.759	$69.669	$62.534	$47.711	$41.086	$42.093	$33.782	$23.559
Number of accumulation units outstanding at end of period (000’s omitted)	10	9	10	9	10	10	12	13	10	16
Janus Henderson Global Research Subaccount
Accumulation unit value at beginning of period	$45.373	$44.899	$46.409	$43.625	$34.309	$28.858	$33.789	$29.461	$21.609	$39.441
Accumulation unit value at end of period	$57.068	$45.373	$44.899	$46.409	$43.625	$34.309	$28.858	$33.789	$29.461	$21.609
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	2	2	2	2	3	2
Janus Henderson Mid Cap Value Subaccount
Accumulation unit value at beginning of period	$34.934	$29.709	$31.155	$29.018	$23.296	$21.237	$22.108	$19.356	$14.707	$20.602
Accumulation unit value at end of period	$39.304	$34.934	$29.709	$31.155	$29.018	$23.296	$21.237	$22.108	$19.356	$14.707
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1	1
Janus Henderson Research Subaccount
Accumulation unit value at beginning of period	$45.133	$45.356	$43.485	$38.869	$30.120	$25.654	$27.360	$24.130	$17.874	$29.949
Accumulation unit value at end of period	$57.147	$45.133	$45.356	$43.485	$38.869	$30.120	$25.654	$27.360	$24.130	$17.874
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	2	2	2	2	3

	Flexible Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
JPMorgan Insurance Trust MidCap Value Subaccount
Accumulation unit value at beginning of period	$28.302	$24.922	$25.858	$22.688	$17.320	$14.533	$14.367	$11.754	$9.282	$14.532
Accumulation unit value at end of period	$31.879	$28.302	$24.922	$25.858	$22.688	$17.320	$14.533	$14.367	$11.754	$9.282
Number of accumulation units outstanding at end of period (000’s omitted)	2	4	3	3	5	3	3	6	6	1
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$38.163	$32.062	$34.188	$31.507	$22.363	$18.866	$20.009	$15.897	N/A	N/A
Accumulation unit value at end of period	$43.540	$38.163	$32.062	$34.188	$31.507	$22.363	$18.866	$20.009	$15.897	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	1	1	1	1	1	1	1
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$25.019	$22.777	$22.808	$20.224	$14.995	$12.874	$13.250	$11.783	$8.902	$13.790
Accumulation unit value at end of period	$30.304	$25.019	$22.777	$22.808	$20.224	$14.995	$12.874	$13.250	$11.783	$8.902
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period	$21.425	$22.178	$21.691	$19.029	$14.849	$13.179	$13.496	$12.489	$8.750	$16.264
Accumulation unit value at end of period	$26.836	$21.425	$22.178	$21.691	$19.029	$14.849	$13.179	$13.496	$12.489	$8.750
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0	1	1
Oppenheimer Discovery Mid Cap Subaccount
Accumulation unit value at beginning of period	$23.951	$23.697	$22.506	$21.541	$16.041	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$30.462	$23.951	$23.697	$22.506	$21.541	$16.041	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A	N/A
Oppenheimer Global Subaccount
Accumulation unit value at beginning of period	$30.044	$30.392	$29.608	$29.302	$23.304	$19.461	$21.487	$18.757	$13.594	$23.011
Accumulation unit value at end of period	$40.552	$30.044	$30.392	$29.608	$29.302	$23.304	$19.461	$21.487	$18.757	$13.594
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	2	2	2	2	3
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period	$17.416	$16.553	$17.146	$16.896	$17.128	$15.289	$15.342	$13.501	$11.516	$13.602
Accumulation unit value at end of period	$18.285	$17.416	$16.553	$17.146	$16.896	$17.128	$15.289	$15.342	$13.501	$11.516
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	3	3	—	—	—	—	1
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period	$25.897	$23.500	$23.020	$21.060	$16.183	$14.017	$14.201	$12.383	$9.772	$16.081
Accumulation unit value at end of period	$29.907	$25.897	$23.500	$23.020	$21.060	$16.183	$14.017	$14.201	$12.383	$9.772
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	1	1	1

	Flexible Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period	$37.176	$31.908	$34.319	$31.044	$22.296	$19.138	$19.801	$16.252	$11.992	$19.536
Accumulation unit value at end of period	$41.929	$37.176	$31.908	$34.319	$31.044	$22.296	$19.138	$19.801	$16.252	$11.992
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	1	3	1	—
Voya Global Equity Subaccount
Accumulation unit value at beginning of period	$11.335	$11.335	$11.335	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.575	$11.107	$10.606	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
VY JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period	$22.500	$20.064	$23.999	$23.970	$25.616	$21.682	$26.722	$22.373	$13.136	$27.162
Accumulation unit value at end of period	$31.937	$22.500	$20.064	$23.999	$23.970	$25.616	$21.682	$26.722	$22.373	$13.136
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	3	3	3	3	3	3	3

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Non-Tax Qualified (1.30%)

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period	$85.752	$87.590	$87.231	$79.618	$59.707	$55.054	$55.963	$49.997	$34.320	$64.569
Accumulation unit value at end of period	$108.752	$85.752	$87.590	$87.231	$79.618	$59.707	$55.054	$55.963	$49.997	$34.320
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	3	3	3	4	5	10
Alger MidCap Growth Subaccount
Accumulation unit value at beginning of period	$51.129	$51.292	$52.785	$49.505	$36.917	$32.182	$35.540	$30.157	$20.137	$48.986
Accumulation unit value at end of period	$65.511	$51.129	$51.292	$52.785	$49.505	$36.917	$32.182	$35.540	$30.157	$20.137
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	2	2	3	3	2	2
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period	$76.158	$72.615	$76.084	$76.738	$57.899	$52.136	$54.549	$44.102	$30.703	$58.248
Accumulation unit value at end of period	$96.785	$76.158	$72.615	$76.084	$76.738	$57.899	$52.136	$54.549	$44.102	$30.703
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	4	4	4	6	2	2
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$12.850	$11.470	$12.311	$11.085	$8.268	$7.299	$7.171	$6.364	$5.459	$8.453
Accumulation unit value at end of period	$15.285	$12.850	$11.470	$12.311	$11.085	$8.268	$7.299	$7.171	$6.364	$5.459
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	1	2	1	1

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$19.109	$16.066	$16.933	$15.169	$11.665	$10.314	$10.342	$9.237	$7.806	$10.800
Accumulation unit value at end of period	$20.514	$19.109	$16.066	$16.933	$15.169	$11.665	$10.314	$10.342	$9.237	$7.806
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	3	4	4	4	3	2	3	3
Deutsche Bond VIP Subaccount
Accumulation unit value at beginning of period	$9.805	$9.376	$9.526	$9.050	$9.454	$8.886	$8.517	$8.079	$7.436	$9.050
Accumulation unit value at end of period	$10.244	$9.805	$9.376	$9.526	$9.050	$9.454	$8.886	$8.517	$8.079	$7.436
Number of accumulation units outstanding at end of period (000’s omitted)	6	8	10	12	15	17	9	16	10	10
Deutsche Capital Growth VIP Subaccount
Accumulation unit value at beginning of period	$41.236	$40.070	$37.370	$33.509	$25.210	$22.006	$23.335	$20.254	$16.172	$24.445
Accumulation unit value at end of period	$51.415	$41.236	$40.070	$37.370	$33.509	$25.210	$22.006	$23.335	$20.254	$16.172
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	3	6	8	6	5	5	5
Deutsche Core Equity VIP Subaccount
Accumulation unit value at beginning of period	$21.758	$19.949	$19.201	$17.394	$12.831	$11.223	$11.385	$10.082	$7.613	$12.502
Accumulation unit value at end of period	$25.994	$21.758	$19.949	$19.201	$17.394	$12.831	$11.223	$11.385	$10.082	$7.613
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	3	4	4	5	9	6	6
Deutsche CROCI® International VIP Subaccount
Accumulation unit value at beginning of period	$12.738	$12.809	$13.728	$15.760	$13.279	$11.150	$13.555	$13.512	$10.251	$20.053
Accumulation unit value at end of period	$15.337	$12.738	$12.809	$13.728	$15.760	$13.279	$11.150	$13.555	$13.512	$10.251
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	4	5	6	7	6	6
Deutsche CROCI® U.S. VIP Subaccount
Accumulation unit value at beginning of period	$3.066	$3.248	$3.534	$3.233	$2.502	$2.309	$2.340	$2.140	$1.729	$2.754
Accumulation unit value at end of period	$3.720	$3.066	$3.248	$3.534	$3.233	$2.502	$2.309	$2.340	$2.140	$1.729
Number of accumulation units outstanding at end of period (000’s omitted)	3	4	4	7	15	17	20	33	20	20
Deutsche Global Equity VIP Subaccount
Accumulation unit value at beginning of period	$2.712	$2.589	$2.669	$2.673	$2.270	$1.959	$2.257	$2.061	$1.614	$3.195
Accumulation unit value at end of period	$3.321	$2.712	$2.589	$2.669	$2.673	$2.270	$1.959	$2.257	$2.061	$1.614
Number of accumulation units outstanding at end of period (000’s omitted)	47	67	72	80	95	99	93	100	100	113
Deutsche Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period	$9.973	$9.458	$9.721	$9.484	$8.841	$8.017	$7.902	$6.913	$5.673	$8.489
Accumulation unit value at end of period	$11.474	$9.973	$9.458	$9.721	$9.484	$8.841	$8.017	$7.902	$6.913	$5.673
Number of accumulation units outstanding at end of period (000’s omitted)	525	745	800	830	917	950	1,006	2,640	1,705	100

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Deutsche Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period	$3.033	$3.038	$3.078	$2.961	$3.094	$3.045	$2.870	$2.727	$2.556	$2.468
Accumulation unit value at end of period	$3.044	$3.033	$3.038	$3.078	$2.961	$3.094	$3.045	$2.870	$2.727	$2.556
Number of accumulation units outstanding at end of period (000’s omitted)	40	65	80	85	110	112	117	120	100	120
Deutsche Government Money Market VIP Subaccount
Accumulation unit value at beginning of period	$2.603	$2.635	$2.669	$2.704	$2.739	$2.774	$2.810	$2.846	$2.874	$2.836
Accumulation unit value at end of period	$2.581	$2.603	$2.635	$2.669	$2.704	$2.739	$2.774	$2.810	$2.846	$2.874
Number of accumulation units outstanding at end of period (000’s omitted)	9	10	10	15	8	9	10	24	16	24
Deutsche High Income VIP Subaccount
Accumulation unit value at beginning of period	$12.402	$11.131	$11.799	$11.779	$11.350	$10.463	$9.843	$8.450	$6.114	$8.359
Accumulation unit value at end of period	$13.162	$12.402	$11.131	$11.799	$11.779	$11.350	$10.463	$9.843	$8.450	$6.114
Number of accumulation units outstanding at end of period (000’s omitted)	249	299	365	464	500	500	608	815	900	40
Deutsche Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period	$3.399	$3.157	$3.227	$3.093	$2.194	$1.944	$2.049	$1.603	$1.155	$2.318
Accumulation unit value at end of period	$4.098	$3.399	$3.157	$3.227	$3.093	$2.194	$1.944	$2.049	$1.603	$1.155
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	5	10	15	18	20	24	20	20
Deutsche Small Mid Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$4.443	$3.850	$3.976	$3.817	$2.859	$2.546	$2.746	$2.260	$1.765	$2.686
Accumulation unit value at end of period	$4.848	$4.443	$3.850	$3.976	$3.817	$2.859	$2.546	$2.746	$2.260	$1.765
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	3	5	10	10	7	5	2	6
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period	$29.963	$26.346	$27.378	$24.815	$18.662	$15.842	$16.015	$12.780	$9.566	$16.272
Accumulation unit value at end of period	$34.028	$29.963	$26.346	$27.378	$24.815	$18.662	$15.842	$16.015	$12.780	$9.566
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	2	2	2	9	3	3
Dreyfus Sustainable U.S Equity Portfolio Subaccount
Accumulation unit value at beginning of period	$47.632	$43.715	$45.745	$40.845	$30.798	$27.863	$27.972	$24.679	$18.691	$28.874
Accumulation unit value at end of period	$54.233	$47.632	$43.715	$45.745	$40.845	$30.798	$27.863	$27.972	$24.679	$18.691
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	2	6	4	4
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$39.301	$38.625	$39.071	$37.398	$32.741	$29.487	$30.655	$27.177	$21.322	$30.302
Accumulation unit value at end of period	$44.271	$39.301	$38.625	$39.071	$37.398	$32.741	$29.487	$30.655	$27.177	$21.322
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	3	5	4	4

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$71.361	$66.928	$67.346	$60.943	$47.023	$40.918	$42.523	$36.748	$27.431	$48.339
Accumulation unit value at end of period	$85.859	$71.361	$66.928	$67.346	$60.943	$47.023	$40.918	$42.523	$36.748	$27.431
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	4	4	5	7	8	6	3	4
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$63.277	$54.311	$57.288	$53.379	$42.196	$36.439	$36.556	$32.159	$25.020	$44.198
Accumulation unit value at end of period	$70.521	$63.277	$54.311	$57.288	$53.379	$42.196	$36.439	$36.556	$32.159	$25.020
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	5	5	6	9	5	6
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$90.379	$90.823	$85.845	$78.133	$58.054	$51.278	$51.838	$42.289	$33.393	$64.029
Accumulation unit value at end of period	$120.570	$90.379	$90.823	$85.845	$78.133	$58.054	$51.278	$51.838	$42.289	$33.393
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	3	3	4	6	5	9
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$291.363	$263.848	$263.759	$235.261	$180.212	$157.494	$156.349	$137.695	$110.172	$177.148
Accumulation unit value at end of period	$350.089	$291.363	$263.848	$263.759	$235.261	$180.212	$157.494	$156.349	$137.695	$110.172
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	3	4	7	4	5
Franklin Mutual Global Discovery VIP Subaccount
Accumulation unit value at beginning of period	$31.341	$28.301	$29.756	$28.514	$22.634	$20.227	$21.115	$19.105	$15.694	$22.221
Accumulation unit value at end of period	$33.600	$31.341	$28.301	$29.756	$28.514	$22.634	$20.227	$21.115	$19.105	$15.694
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1	1
Franklin Mutual Shares VIP Subaccount
Accumulation unit value at beginning of period	$23.373	$20.400	$21.739	$20.557	$16.236	$14.397	$14.737	$13.425	$10.790	$17.379
Accumulation unit value at end of period	$25.000	$23.373	$20.400	$21.739	$20.557	$16.236	$14.397	$14.737	$13.425	$10.790
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	2	2	2	3	4	3	3

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Rising Dividends VIP Subaccount
Accumulation unit value at beginning of period	$26.015	$22.710	$23.876	$22.246	$17.376	$15.722	$15.024	$12.615	$10.890	$15.133
Accumulation unit value at end of period	$30.963	$26.015	$22.710	$23.876	$22.246	$17.376	$15.722	$15.024	$12.615	$10.890
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	5	5	3	3	3	3	3
Franklin Small Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$35.876	$27.914	$30.533	$30.754	$22.867	$19.567	$20.595	$16.271	$12.762	$19.300
Accumulation unit value at end of period	$39.189	$35.876	$27.914	$30.533	$30.754	$22.867	$19.567	$20.595	$16.271	$12.762
Number of accumulation units outstanding at end of period (000’s omitted)	4	5	5	6	6	6	8	16	7	7
Franklin Strategic Income VIP Subaccount
Accumulation unit value at beginning of period	$18.402	$17.269	$18.198	$18.097	$17.744	$15.942	$15.744	$14.379	$11.583	$13.219
Accumulation unit value at end of period	$18.994	$18.402	$17.269	$18.198	$18.097	$17.744	$15.942	$15.744	$14.379	$11.583
Number of accumulation units outstanding at end of period (000’s omitted)	12	13	15	12	15	17	19	21	20	20
Franklin U.S. Government Securities VIP Subaccount
Accumulation unit value at beginning of period	$12.769	$12.849	$12.955	$12.693	$13.153	$13.078	$12.535	$12.061	$11.851	$11.158
Accumulation unit value at end of period	$12.774	$12.769	$12.849	$12.955	$12.693	$13.153	$13.078	$12.535	$12.061	$11.851
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	3	3	4	6
Templeton Developing Markets VIP Subaccount
Accumulation unit value at beginning of period	$25.149	$21.691	$27.331	$30.223	$30.900	$27.662	$33.302	$28.689	$16.839	$36.068
Accumulation unit value at end of period	$34.859	$25.149	$21.691	$27.331	$30.223	$30.900	$27.662	$33.302	$28.689	$16.839
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	3	3	3	3	2	2
Invesco V.I. Diversified Dividend Subaccount
Accumulation unit value at beginning of period	$12.374	$10.918	$10.836	$10.042	$7.521	$6.417	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.263	$12.374	$10.918	$10.836	$10.042	$7.521	$6.417	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	3	4	3	3	3	3	3	N/A	N/A	N/A
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period	$25.414	$29.076	$28.551	$24.169	$17.420	$14.597	$14.224	$13.685	$10.858	$15.409
Accumulation unit value at end of period	$29.060	$25.414	$29.076	$28.551	$24.169	$17.420	$14.597	$14.224	$13.685	$10.858
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	2	—	—	—	9	9

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period	$28.207	$28.002	$28.792	$25.446	$25.096	$19.843	$21.500	$18.533	$14.274	$26.123
Accumulation unit value at end of period	$31.480	$28.207	$28.002	$28.792	$25.446	$25.096	$19.843	$21.500	$18.533	$14.274
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	—	—	—	—	—	4	24
Invesco V.I. Managed Volatility Subaccount
Accumulation unit value at beginning of period	$31.170	$28.544	$29.551	$24.828	$22.709	$22.204	$19.315	$18.406	$16.224	$24.296
Accumulation unit value at end of period	$34.020	$31.170	$28.544	$29.551	$24.828	$22.709	$22.204	$19.315	$18.406	$16.224
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	3	3	4	5	5	5
Janus Henderson Balanced Subaccount
Accumulation unit value at beginning of period	$62.454	$60.480	$60.889	$56.844	$47.924	$42.729	$42.585	$39.801	$32.027	$38.550
Accumulation unit value at end of period	$73.018	$62.454	$60.480	$60.889	$56.844	$47.924	$42.729	$42.585	$39.801	$32.027
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	3	1	2	2	2	8	2	2
Janus Henderson Enterprise Subaccount
Accumulation unit value at beginning of period	$74.942	$67.562	$65.789	$59.227	$45.322	$39.144	$40.224	$32.377	$22.646	$40.765
Accumulation unit value at end of period	$94.270	$74.942	$67.562	$65.789	$59.227	$45.322	$39.144	$40.224	$32.377	$22.646
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	2	2	2	2
Janus Henderson Global Research Subaccount
Accumulation unit value at beginning of period	$42.594	$42.273	$43.825	$41.318	$32.591	$27.494	$32.288	$28.237	$20.773	$38.026
Accumulation unit value at end of period	$53.414	$42.594	$42.273	$43.825	$41.318	$32.591	$27.494	$32.288	$28.237	$20.773
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	4	3	5	6	2	2
Janus Henderson Mid Cap Value Subaccount
Accumulation unit value at beginning of period	$33.546	$28.613	$30.095	$28.114	$22.637	$20.698	$21.611	$18.976	$14.462	$20.318
Accumulation unit value at end of period	$37.631	$33.546	$28.613	$30.095	$28.114	$22.637	$20.698	$21.611	$18.976	$14.462
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	2	2	1	1
Janus Henderson Research Subaccount
Accumulation unit value at beginning of period	$42.368	$42.704	$41.064	$36.814	$28.612	$24.442	$26.145	$23.127	$17.182	$28.875
Accumulation unit value at end of period	$53.488	$42.368	$42.704	$41.064	$36.814	$28.612	$24.442	$26.145	$23.127	$17.182
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	3	3	3	5	2	2
JPMorgan Insurance Trust MidCap Value Subaccount
Accumulation unit value at beginning of period	$27.228	$24.047	$25.025	$22.023	$16.862	$14.190	$14.070	$11.545	$9.144	$14.359
Accumulation unit value at end of period	$30.580	$27.228	$24.047	$25.025	$22.023	$16.862	$14.190	$14.070	$11.545	$9.144
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	2	2	2	2	1	1

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$36.214	$30.515	$32.635	$30.165	$21.474	$18.170	$19.328	$15.401	N/A	N/A
Accumulation unit value at end of period	$41.194	$36.214	$30.515	$32.635	$30.165	$21.474	$18.170	$19.328	$15.401	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$24.070	$21.978	$22.073	$19.631	$14.599	$12.571	$12.976	$11.573	$8.770	$13.626
Accumulation unit value at end of period	$29.068	$24.070	$21.978	$22.073	$19.631	$14.599	$12.571	$12.976	$11.573	$8.770
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	0
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period	$20.574	$21.360	$20.953	$18.436	$14.429	$12.844	$13.192	$12.244	$8.604	$16.040
Accumulation unit value at end of period	$25.694	$20.574	$21.360	$20.953	$18.436	$14.429	$12.844	$13.192	$12.244	$8.604
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	4	3	3	3	1	1
Oppenheimer Discovery Mid Cap Subaccount
Accumulation unit value at beginning of period	$22.999	$22.823	$21.740	$20.869	$15.588	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$29.165	$22.999	$22.823	$21.740	$20.869	$15.588	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A	N/A
Oppenheimer Global Subaccount
Accumulation unit value at beginning of period	$28.850	$29.270	$28.601	$28.389	$22.645	$18.967	$21.004	$18.389	$13.367	$22.694
Accumulation unit value at end of period	$38.825	$28.850	$29.270	$28.601	$28.389	$22.645	$18.967	$21.004	$18.389	$13.367
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	1	2	3	2	2
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period	$16.724	$15.942	$16.562	$16.370	$16.643	$14.901	$14.997	$13.236	$11.324	$13.414
Accumulation unit value at end of period	$17.507	$16.724	$15.942	$16.562	$16.370	$16.643	$14.901	$14.997	$13.236	$11.324
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	3	3	3	3	3
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period	$24.868	$22.633	$22.236	$20.403	$15.725	$13.661	$13.882	$12.141	$9.609	$15.860
Accumulation unit value at end of period	$28.634	$24.868	$22.633	$22.236	$20.403	$15.725	$13.661	$13.882	$12.141	$9.609
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	2	2	2	3	1	1
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period	$35.699	$30.731	$33.151	$30.076	$21.666	$18.652	$19.355	$15.933	$11.791	$19.267
Accumulation unit value at end of period	$40.144	$35.699	$30.731	$33.151	$30.076	$21.666	$18.652	$19.355	$15.933	$11.791
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	5	5	7	5	6	5	3	3

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Voya Global Equity Subaccount
Accumulation unit value at beginning of period	$10.783	$10.328	$11.064	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$13.140	$10.783	$10.328	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
VY JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period	$21.772	$19.472	$23.361	$23.402	$25.083	$21.294	$26.322	$22.104	$13.017	$26.995
Accumulation unit value at end of period	$30.813	$21.772	$19.472	$23.361	$23.402	$25.083	$21.294	$26.322	$22.104	$13.017
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	2	3	6	3	3

Additional Contract Options Elected (0.75%)

(Separate Account Charges of 2.05% of the Daily Net Assets of the Separate Account)

Tax Qualified (2.05%)

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period	$76.623	$78.843	$79.101	$72.732	$54.947	$51.041	$52.267	$47.040	$32.529	$61.655
Accumulation unit value at end of period	$96.463	$76.623	$78.843	$79.101	$72.732	$54.947	$51.041	$52.267	$47.040	$32.529
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount
Accumulation unit value at beginning of period	$45.685	$46.169	$47.864	$45.223	$33.973	$29.835	$33.193	$28.373	$19.086	$46.775
Accumulation unit value at end of period	$58.107	$45.685	$46.169	$47.864	$45.223	$33.973	$29.835	$33.193	$28.373	$19.086
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period	$68.050	$65.363	$68.993	$70.101	$52.283	$48.336	$50.946	$41.494	$29.102	$55.619
Accumulation unit value at end of period	$85.847	$68.050	$65.363	$68.993	$70.101	$52.283	$48.336	$50.946	$41.494	$29.102
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$11.482	$10.325	$11.164	$10.127	$7.609	$6.767	$6.697	$5.987	$5.174	$8.072
Accumulation unit value at end of period	$13.558	$11.482	$10.325	$11.164	$10.127	$7.609	$6.767	$6.697	$5.987	$5.174
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$17.074	$14.462	$15.355	$13.857	$10.735	$9.562	$9.660	$8.691	$7.399	$10.313
Accumulation unit value at end of period	$18.196	$17.074	$14.462	$15.355	$13.857	$10.735	$9.562	$9.660	$8.691	$7.399
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Deutsche Bond VIP Subaccount
Accumulation unit value at beginning of period	$8.761	$8.440	$8.638	$8.267	$8.700	$8.239	$7.955	$7.602	$7.048	$8.642
Accumulation unit value at end of period	$9.086	$8.761	$8.440	$8.638	$8.267	$8.700	$8.239	$7.955	$7.602	$7.048
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Capital Growth VIP Subaccount
Accumulation unit value at beginning of period	$36.847	$36.069	$33.887	$30.611	$23.201	$20.402	$21.794	$19.057	$15.329	$23.342
Accumulation unit value at end of period	$45.605	$36.847	$36.069	$33.887	$30.611	$23.201	$20.402	$21.794	$19.057	$15.329
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Core Equity VIP Subaccount
Accumulation unit value at beginning of period	$19.962	$18.438	$17.878	$16.315	$12.124	$10.684	$10.918	$9.740	$7.409	$12.257
Accumulation unit value at end of period	$23.674	$19.962	$18.438	$17.878	$16.315	$12.124	$10.684	$10.918	$9.740	$7.409
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® International VIP Subaccount
Accumulation unit value at beginning of period	$11.382	$11.529	$12.448	$14.397	$12.220	$10.337	$12.660	$12.712	$9.716	$19.148
Accumulation unit value at end of period	$13.603	$11.382	$11.529	$12.448	$14.397	$12.220	$10.337	$12.660	$12.712	$9.716
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® U.S. VIP Subaccount
Accumulation unit value at beginning of period	$2.740	$2.924	$3.204	$2.953	$2.303	$2.140	$2.186	$2.014	$1.639	$2.630
Accumulation unit value at end of period	$3.299	$2.740	$2.924	$3.204	$2.953	$2.303	$2.140	$2.186	$2.014	$1.639
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Global Equity VIP Subaccount
Accumulation unit value at beginning of period	$2.423	$2.330	$2.420	$2.442	$2.089	$1.816	$2.108	$1.939	$1.530	$3.050
Accumulation unit value at end of period	$2.945	$2.423	$2.330	$2.420	$2.442	$2.089	$1.816	$2.108	$1.939	$1.530
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period	$9.564	$9.137	$9.461	$9.299	$8.137	$7.350	$7.609	$6.981	$5.772	$8.105
Accumulation unit value at end of period	$10.923	$9.564	$9.137	$9.461	$9.299	$8.137	$7.350	$7.609	$6.981	$5.772
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period	$2.710	$2.734	$2.791	$2.705	$2.847	$2.823	$2.681	$2.566	$2.423	$2.356
Accumulation unit value at end of period	$2.700	$2.710	$2.734	$2.791	$2.705	$2.847	$2.823	$2.681	$2.566	$2.423
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Deutsche Government Money Market VIP Subaccount
Accumulation unit value at beginning of period	$2.326	$2.372	$2.421	$2.470	$2.520	$2.572	$2.624	$2.678	$2.724	$2.708
Accumulation unit value at end of period	$2.290	$2.326	$2.372	$2.421	$2.470	$2.520	$2.572	$2.624	$2.678	$2.724
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche High Income VIP Subaccount
Accumulation unit value at beginning of period	$11.376	$10.285	$10.983	$11.046	$10.446	$9.277	$9.117	$8.161	$5.949	$7.982
Accumulation unit value at end of period	$11.985	$11.376	$10.285	$10.983	$11.046	$10.446	$9.277	$9.117	$8.161	$5.949
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period	$3.037	$2.841	$2.926	$2.825	$2.019	$1.802	$1.914	$1.509	$1.095	$2.213
Accumulation unit value at end of period	$3.635	$3.037	$2.841	$2.926	$2.825	$2.019	$1.802	$1.914	$1.509	$1.095
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$3.970	$3.466	$3.606	$3.487	$2.631	$2.360	$2.565	$2.127	$1.673	$2.565
Accumulation unit value at end of period	$4.300	$3.970	$3.466	$3.606	$3.487	$2.631	$2.360	$2.565	$2.127	$1.673
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period	$27.089	$23.995	$25.119	$22.937	$17.377	$14.860	$15.134	$12.166	$9.174	$15.721
Accumulation unit value at end of period	$30.539	$27.089	$23.995	$25.119	$22.937	$17.377	$14.860	$15.134	$12.166	$9.174
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Sustainable U.S Equity Portfolio Subaccount
Accumulation unit value at beginning of period	$42.561	$39.350	$41.482	$37.312	$28.343	$25.832	$26.125	$23.220	$17.716	$27.571
Accumulation unit value at end of period	$48.104	$42.561	$39.350	$41.482	$37.312	$28.343	$25.832	$26.125	$23.220	$17.716
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$35.118	$34.768	$35.431	$34.164	$30.132	$27.338	$28.631	$25.570	$20.210	$28.935
Accumulation unit value at end of period	$39.268	$35.118	$34.768	$35.431	$34.164	$30.132	$27.338	$28.631	$25.570	$20.210
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$63.764	$60.245	$61.070	$55.673	$43.274	$37.936	$39.715	$34.576	$26.000	$46.158
Accumulation unit value at end of period	$76.157	$63.764	$60.245	$61.070	$55.673	$43.274	$37.936	$39.715	$34.576	$26.000
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	1

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$56.540	$48.887	$51.949	$48.763	$38.832	$33.782	$34.142	$30.258	$23.714	$42.203
Accumulation unit value at end of period	$62.552	$56.540	$48.887	$51.949	$48.763	$38.832	$33.782	$34.142	$30.258	$23.714
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$80.757	$81.753	$77.844	$71.376	$53.426	$47.540	$48.415	$39.788	$31.651	$61.140
Accumulation unit value at end of period	$106.945	$80.757	$81.753	$77.844	$71.376	$53.426	$47.540	$48.415	$39.788	$31.651
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$260.346	$237.501	$239.179	$214.915	$165.845	$146.014	$146.024	$129.552	$104.425	$169.154
Accumulation unit value at end of period	$310.530	$260.346	$237.501	$239.179	$214.915	$165.845	$146.014	$146.024	$129.552	$104.425
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount
Accumulation unit value at beginning of period	$28.335	$25.776	$27.301	$26.356	$21.076	$18.975	$19.953	$18.187	$15.051	$21.469
Accumulation unit value at end of period	$30.155	$28.335	$25.776	$27.301	$26.356	$21.076	$18.975	$19.953	$18.187	$15.051
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	1	—	—	—	1	1	1
Franklin Mutual Shares VIP Subaccount
Accumulation unit value at beginning of period	$21.131	$18.580	$19.945	$19.001	$15.118	$13.505	$13.926	$12.781	$10.347	$16.791
Accumulation unit value at end of period	$22.436	$21.131	$18.580	$19.945	$19.001	$15.118	$13.505	$13.926	$12.781	$10.347
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount
Accumulation unit value at beginning of period	$23.520	$20.683	$21.906	$20.562	$16.179	$14.748	$14.198	$12.009	$10.444	$14.621
Accumulation unit value at end of period	$27.788	$23.520	$20.683	$21.906	$20.562	$16.179	$14.748	$14.198	$12.009	$10.444
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Small Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$32.435	$25.423	$28.014	$28.426	$21.292	$18.355	$19.462	$15.489	$12.239	$18.647
Accumulation unit value at end of period	$35.171	$32.435	$25.423	$28.014	$28.426	$21.292	$18.355	$19.462	$15.489	$12.239
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income VIP Subaccount
Accumulation unit value at beginning of period	$16.637	$15.728	$16.697	$16.728	$16.523	$14.955	$14.878	$13.689	$11.109	$12.772
Accumulation unit value at end of period	$17.047	$16.637	$15.728	$16.697	$16.728	$16.523	$14.955	$14.878	$13.689	$11.109
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Securities VIP Subaccount
Accumulation unit value at beginning of period	$11.544	$11.702	$11.886	$11.733	$12.247	$12.268	$11.845	$11.482	$11.365	$10.780
Accumulation unit value at end of period	$11.464	$11.544	$11.702	$11.886	$11.733	$12.247	$12.268	$11.845	$11.482	$11.365
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Subaccount
Accumulation unit value at beginning of period	$22.736	$19.755	$25.077	$27.935	$28.773	$25.949	$31.470	$27.312	$16.149	$34.847
Accumulation unit value at end of period	$31.285	$22.736	$19.755	$25.077	$27.935	$28.773	$25.949	$31.470	$27.312	$16.149
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Diversified Dividend Subaccount
Accumulation unit value at beginning of period	$11.187	$9.943	$9.941	$8.991	$7.002	$6.019	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.903	$11.187	$9.943	$9.941	$8.991	$7.002	$6.019	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A	N/A
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period	$22.977	$26.482	$26.196	$22.339	$16.221	$13.692	$13.442	$13.027	$10.413	$14.887
Accumulation unit value at end of period	$26.080	$22.977	$26.482	$26.196	$22.339	$16.221	$13.692	$13.442	$13.027	$10.413
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period	$25.502	$25.503	$26.417	$23.519	$23.367	$18.613	$20.317	$17.643	$13.689	$25.239
Accumulation unit value at end of period	$28.252	$25.502	$25.503	$26.417	$23.519	$23.367	$18.613	$20.317	$17.643	$13.689
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Managed Volatility Subaccount
Accumulation unit value at beginning of period	$28.181	$25.998	$27.114	$22.949	$21.145	$20.829	$18.253	$17.523	$15.559	$23.473
Accumulation unit value at end of period	$30.532	$28.181	$25.998	$27.114	$22.949	$21.145	$20.829	$18.253	$17.523	$15.559
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Balanced Subaccount
Accumulation unit value at beginning of period	$55.806	$54.442	$55.215	$51.929	$44.104	$39.615	$39.773	$37.448	$30.357	$36.810
Accumulation unit value at end of period	$64.768	$55.806	$54.442	$55.215	$51.929	$44.104	$39.615	$39.773	$37.448	$30.357
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Enterprise Subaccount
Accumulation unit value at beginning of period*	$66.964	$60.815	$59.658	$54.105	$41.709	$36.291	$37.567	$30.462	$21.465	$38.925
Accumulation unit value at end of period	$83.617	$66.964	$60.815	$59.658	$54.105	$41.709	$36.291	$37.567	$30.462	$21.465
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Global Research Subaccount
Accumulation unit value at beginning of period	$38.058	$38.051	$39.739	$37.744	$29.992	$25.490	$30.156	$26.566	$19.689	$36.310
Accumulation unit value at end of period	$47.377	$38.058	$38.051	$39.739	$37.744	$29.992	$25.490	$30.156	$26.566	$19.689
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Mid Cap Value Subaccount
Accumulation unit value at beginning of period	$30.329	$26.059	$27.613	$25.986	$21.078	$19.416	$20.422	$18.065	$13.870	$19.630
Accumulation unit value at end of period	$33.773	$30.329	$26.059	$27.613	$25.986	$21.078	$19.416	$20.422	$18.065	$13.870
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Research Subaccount
Accumulation unit value at beginning of period	$37.858	$38.439	$37.237	$33.630	$26.331	$22.660	$24.418	$21.760	$16.286	$27.571
Accumulation unit value at end of period	$47.443	$37.858	$38.439	$37.237	$33.630	$26.331	$22.660	$24.418	$21.760	$16.286
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust MidCap Value Subaccount
Accumulation unit value at beginning of period	$24.732	$22.004	$23.068	$20.451	$15.775	$13.374	$13.359	$11.042	$8.811	$13.937
Accumulation unit value at end of period	$27.573	$24.732	$22.004	$23.068	$20.451	$15.775	$13.374	$13.359	$11.042	$8.811
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$32.359	$27.468	$29.594	$27.556	$19.762	$16.845	$18.051	$14.490	N/A	N/A
Accumulation unit value at end of period	$36.539	$32.359	$27.468	$29.594	$27.556	$19.762	$16.845	$18.051	$14.490	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1.000	1.000	1.000	1.000	—	—	—	1	1	N/A

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$21.863	$20.110	$20.347	$18.229	$13.657	$11.847	$12.319	$11.069	$8.450	$13.226
Accumulation unit value at end of period	$26.209	$21.863	$20.110	$20.347	$18.229	$13.657	$11.847	$12.319	$11.069	$8.450
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period	$18.601	$19.453	$19.224	$17.040	$13.436	$12.048	$12.466	$11.656	$8.251	$15.497
Accumulation unit value at end of period	$23.059	$18.601	$19.453	$19.224	$17.040	$13.436	$12.048	$12.466	$11.656	$8.251
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Discovery Mid Cap Subaccount
Accumulation unit value at beginning of period	$20.793	$20.786	$19.946	$19.289	$14.514	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$26.175	$20.793	$20.786	$19.946	$19.289	$14.514	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A	N/A
Oppenheimer Global Subaccount
Accumulation unit value at beginning of period	$26.083	$26.658	$26.241	$26.240	$21.086	$17.792	$19.848	$17.506	$12.820	$21.926
Accumulation unit value at end of period	$34.844	$26.083	$26.658	$26.241	$26.240	$21.086	$17.792	$19.848	$—	$12.820
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period	$15.120	$14.520	$15.196	$15.131	$15.498	$13.978	$14.172	$12.601	$10.860	$12.960
Accumulation unit value at end of period	$15.712	$15.120	$14.520	$15.196	$15.131	$15.498	$13.978	$14.172	$12.601	$10.860
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period	$22.483	$20.613	$20.402	$18.859	$14.642	$12.814	$13.118	$11.558	$9.215	$15.323
Accumulation unit value at end of period	$25.698	$22.483	$20.613	$20.402	$18.859	$14.642	$12.814	$13.118	$11.558	$9.215
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period	$32.275	$27.989	$30.416	$27.799	$20.174	$17.497	$18.291	$15.168	$11.308	$18.615
Accumulation unit value at end of period	$36.028	$32.275	$27.989	$30.416	$27.799	$20.174	$17.497	$18.291	$15.168	$11.308
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Voya Global Equity Subaccount
Accumulation unit value at beginning of period	$10.018	$9.666	$10.418	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.118	$10.018	$9.666	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
VY JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period	$20.063	$18.076	$21.846	$22.047	$23.806	$20.360	$25.353	$21.448	$12.724	$26.584
Accumulation unit value at end of period	$28.186	$20.063	$18.076	$21.846	$22.047	$23.806	$20.360	$25.353	$21.448	$12.724
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Additional Contract Options Elected (0.75%)

(Separate Account Charges of 2.05% of the Daily Net Assets of the Separate Account)

Non Tax Qualified (2.05%)

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period	$76.623	$78.843	$79.101	$72.732	$54.947	$51.041	$52.267	$47.040	$32.529	$61.655
Accumulation unit value at end of period	$96.463	$76.623	$78.843	$79.101	$72.732	$54.947	$51.041	$52.267	$47.040	$32.529
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount
Accumulation unit value at beginning of period	$45.685	$46.169	$47.864	$45.223	$33.973	$29.835	$33.193	$28.373	$19.086	$46.775
Accumulation unit value at end of period	$58.107	$45.685	$46.169	$47.864	$45.223	$33.973	$29.835	$33.193	$28.373	$19.086
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period	$68.050	$65.363	$68.993	$70.101	$52.283	$48.336	$50.946	$41.494	$29.102	$55.619
Accumulation unit value at end of period	$85.847	$68.050	$65.363	$68.993	$70.101	$52.283	$48.336	$50.946	$41.494	$29.102
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$11.482	$10.325	$11.164	$10.127	$7.609	$6.767	$6.697	$5.987	$5.174	$8.072
Accumulation unit value at end of period	$13.558	$11.482	$10.325	$11.164	$10.127	$7.609	$6.767	$6.697	$5.987	$5.174
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$17.074	$14.462	$15.355	$13.857	$10.735	$9.562	$9.660	$8.691	$7.399	$10.313
Accumulation unit value at end of period	$18.196	$17.074	$14.462	$15.355	$13.857	$10.735	$9.562	$9.660	$8.691	$7.399
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Bond VIP Subaccount
Accumulation unit value at beginning of period	$8.761	$8.440	$8.638	$8.267	$8.700	$8.239	$7.955	$7.602	$7.048	$8.642
Accumulation unit value at end of period	$9.086	$8.761	$8.440	$8.638	$8.267	$8.700	$8.239	$7.955	$7.602	$7.048
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Deutsche Capital Growth VIP Subaccount
Accumulation unit value at beginning of period	$36.847	$36.069	$33.887	$30.611	$23.201	$20.402	$21.794	$19.057	$15.329	$23.342
Accumulation unit value at end of period	$45.605	$36.847	$36.069	$33.887	$30.611	$23.201	$20.402	$21.794	$19.057	$15.329
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Core Equity VIP Subaccount
Accumulation unit value at beginning of period	$19.962	$18.438	$17.878	$16.315	$12.124	$10.684	$10.918	$9.740	$7.409	$12.257
Accumulation unit value at end of period	$23.674	$19.962	$18.438	$17.878	$16.315	$12.124	$10.684	$10.918	$9.740	$7.409
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® International VIP Subaccount
Accumulation unit value at beginning of period	$11.382	$11.529	$12.448	$14.397	$12.220	$10.337	$12.660	$12.712	$9.716	$19.148
Accumulation unit value at end of period	$13.603	$11.382	$11.529	$12.448	$14.397	$12.220	$10.337	$12.660	$12.712	$9.716
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® U.S. VIP Subaccount
Accumulation unit value at beginning of period	$2.740	$2.924	$3.204	$2.953	$2.303	$2.140	$2.186	$2.014	$1.639	$2.630
Accumulation unit value at end of period	$3.299	$2.740	$2.924	$3.204	$2.953	$2.303	$2.140	$2.186	$2.014	$1.639
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Global Equity VIP Subaccount
Accumulation unit value at beginning of period	$2.423	$2.330	$2.420	$2.442	$2.089	$1.816	$2.108	$1.939	$1.530	$3.050
Accumulation unit value at end of period	$2.945	$2.423	$2.330	$2.420	$2.442	$2.089	$1.816	$2.108	$1.939	$1.530
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period	$8.911	$8.513	$8.815	$8.664	$8.137	$7.350	$7.089	$6.504	$5.772	$8.105
Accumulation unit value at end of period	$10.177	$8.911	$8.513	$8.815	$8.664	$8.137	$7.350	$7.089	$6.504	$5.772
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period	$2.710	$2.734	$2.791	$2.705	$2.847	$2.823	$2.681	$2.566	$2.423	$2.356
Accumulation unit value at end of period	$2.700	$2.710	$2.734	$2.791	$2.705	$2.847	$2.823	$2.681	$2.566	$2.423
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Government Money Market VIP Subaccount
Accumulation unit value at beginning of period	$2.326	$2.372	$2.421	$2.470	$2.520	$2.572	$2.624	$2.678	$2.724	$2.708
Accumulation unit value at end of period	$2.290	$2.326	$2.372	$2.421	$2.470	$2.520	$2.572	$2.624	$2.678	$2.724
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Deutsche High Income VIP Subaccount
Accumulation unit value at beginning of period	$11.082	$10.019	$10.700	$10.760	$10.446	$9.277	$8.881	$7.950	$5.949	$7.982
Accumulation unit value at end of period	$11.675	$11.082	$10.019	$10.700	$10.760	$10.446	$9.277	$8.881	$7.950	$5.949
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period	$3.037	$2.841	$2.926	$2.825	$2.019	$1.802	$1.914	$1.509	$1.095	$2.213
Accumulation unit value at end of period	$3.635	$3.037	$2.841	$2.926	$2.825	$2.019	$1.802	$1.914	$1.509	$1.095
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$3.970	$3.466	$3.606	$3.487	$2.631	$2.360	$2.565	$2.127	$1.673	$2.565
Accumulation unit value at end of period	$4.300	$3.970	$3.466	$3.606	$3.487	$2.631	$2.360	$2.565	$2.127	$1.673
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period	$27.089	$23.995	$25.119	$22.937	$17.377	$14.860	$15.134	$12.166	$9.174	$15.721
Accumulation unit value at end of period	$30.539	$27.089	$23.995	$25.119	$22.937	$17.377	$14.860	$15.134	$12.166	$9.174
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Sustainable U.S Equity Portfolio Subaccount
Accumulation unit value at beginning of period	$42.561	$39.350	$41.482	$37.312	$28.343	$25.832	$26.125	$23.220	$17.716	$27.571
Accumulation unit value at end of period	$48.104	$42.561	$39.350	$41.482	$37.312	$28.343	$25.832	$26.125	$23.220	$17.716
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$35.118	$34.768	$35.431	$34.164	$30.132	$27.338	$28.631	$25.570	$20.210	$28.935
Accumulation unit value at end of period	$39.268	$35.118	$34.768	$35.431	$34.164	$30.132	$27.338	$28.631	$25.570	$20.210
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$63.764	$60.245	$61.070	$55.673	$43.274	$37.936	$39.715	$34.576	$26.000	$46.158
Accumulation unit value at end of period	$76.157	$63.764	$60.245	$61.070	$55.673	$43.274	$37.936	$39.715	$34.576	$26.000
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$56.540	$48.887	$51.949	$48.763	$38.832	$33.782	$34.142	$30.258	$23.714	$42.203
Accumulation unit value at end of period	$62.552	$56.540	$48.887	$51.949	$48.763	$38.832	$33.782	$34.142	$30.258	$23.714
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$80.757	$81.753	$77.844	$71.376	$53.426	$47.540	$48.415	$39.788	$31.651	$61.140
Accumulation unit value at end of period	$106.945	$80.757	$81.753	$77.844	$71.376	$53.426	$47.540	$48.415	$39.788	$31.651
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$260.346	$237.501	$239.179	$214.915	$165.845	$146.014	$146.024	$129.552	$104.425	$169.154
Accumulation unit value at end of period	$310.530	$260.346	$237.501	$239.179	$214.915	$165.845	$146.014	$146.024	$129.552	$104.425
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount
Accumulation unit value at beginning of period	$28.335	$25.776	$27.301	$26.356	$21.076	$18.975	$19.953	$18.187	$15.051	$21.469
Accumulation unit value at end of period	$30.155	$28.335	$25.776	$27.301	$26.356	$21.076	$18.975	$19.953	$18.187	$15.051
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	1	—	—
Franklin Mutual Shares VIP Subaccount
Accumulation unit value at beginning of period	$21.131	$18.580	$19.945	$19.001	$15.118	$13.505	$13.926	$12.781	$10.347	$16.791
Accumulation unit value at end of period	$22.436	$21.131	$18.580	$19.945	$19.001	$15.118	$13.505	$13.926	$12.781	$10.347
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount
Accumulation unit value at beginning of period	$23.520	$20.683	$21.906	$20.562	$16.179	$14.748	$14.198	$12.009	$10.444	$14.621
Accumulation unit value at end of period	$27.788	$23.520	$20.683	$21.906	$20.562	$16.179	$14.748	$14.198	$12.009	$10.444
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$32.435	$25.423	$28.014	$28.426	$21.292	$18.355	$19.462	$15.489	$12.239	$18.647
Accumulation unit value at end of period	$35.171	$32.435	$25.423	$28.014	$28.426	$21.292	$18.355	$19.462	$15.489	$12.239
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Franklin Strategic Income VIP Subaccount
Accumulation unit value at beginning of period	$16.637	$15.728	$16.697	$16.728	$16.523	$14.955	$14.878	$13.689	$11.109	$12.772
Accumulation unit value at end of period	$17.047	$16.637	$15.728	$16.697	$16.728	$16.523	$14.955	$14.878	$13.689	$11.109
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Securities VIP Subaccount
Accumulation unit value at beginning of period	$11.544	$11.702	$11.886	$11.733	$12.247	$12.268	$11.845	$11.482	$11.365	$10.780
Accumulation unit value at end of period	$11.464	$11.544	$11.702	$11.886	$11.733	$12.247	$12.268	$11.845	$11.482	$11.365
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Subaccount
Accumulation unit value at beginning of period	$22.736	$19.755	$25.077	$27.935	$28.773	$25.949	$31.470	$27.312	$16.149	$34.847
Accumulation unit value at end of period	$31.285	$22.736	$19.755	$25.077	$27.935	$28.773	$25.949	$31.470	$27.312	$16.149
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Diversified Dividend Subaccount
Accumulation unit value at beginning of period	$11.187	$9.943	$9.941	$8.991	$7.002	$6.019	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.903	$11.187	$9.943	$9.941	$8.991	$7.002	$6.019	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A	N/A
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period	$22.977	$26.482	$26.196	$22.339	$16.221	$13.692	$13.442	$13.027	$10.413	$14.887
Accumulation unit value at end of period	$26.080	$22.977	$26.482	$26.196	$22.339	$16.221	$13.692	$13.442	$13.027	$10.413
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period	$25.502	$25.503	$26.417	$23.519	$23.367	$18.613	$20.317	$17.643	$13.689	$25.239
Accumulation unit value at end of period	$28.252	$25.502	$25.503	$26.417	$23.519	$23.367	$18.613	$20.317	$17.643	$13.689
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Managed Volatility Subaccount
Accumulation unit value at beginning of period	$28.181	$25.998	$27.114	$22.949	$21.145	$20.829	$18.253	$17.523	$15.559	$23.473
Accumulation unit value at end of period	$30.532	$28.181	$25.998	$27.114	$22.949	$21.145	$20.829	$18.253	$17.523	$15.559
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Balanced Subaccount
Accumulation unit value at beginning of period	$55.806	$54.442	$55.215	$51.929	$44.104	$39.615	$39.773	$37.448	$30.357	$36.810
Accumulation unit value at end of period	$64.768	$55.806	$54.442	$55.215	$51.929	$44.104	$39.615	$39.773	$37.448	$30.357
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Janus Henderson Enterprise Subaccount
Accumulation unit value at beginning of period	$66.964	$60.815	$59.658	$54.105	$41.709	$36.291	$37.567	$30.462	$21.465	$38.925
Accumulation unit value at end of period	$83.617	$66.964	$60.815	$59.658	$54.105	$41.709	$36.291	$37.567	$30.462	$21.465
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Global Research Subaccount
Accumulation unit value at beginning of period	$38.058	$38.051	$39.739	$37.744	$29.992	$25.490	$30.156	$26.566	$19.689	$36.310
Accumulation unit value at end of period	$47.377	$38.058	$38.051	$39.739	$37.744	$29.992	$25.490	$30.156	$26.566	$19.689
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Mid Cap Value Subaccount
Accumulation unit value at beginning of period	$30.329	$26.059	$27.613	$25.986	$21.078	$19.416	$20.422	$18.065	$13.870	$19.630
Accumulation unit value at end of period	$33.773	$30.329	$26.059	$27.613	$25.986	$21.078	$19.416	$20.422	$18.065	$13.870
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Research Subaccount
Accumulation unit value at beginning of period	$37.858	$38.439	$37.237	$33.630	$26.331	$22.660	$24.418	$21.760	$16.286	$27.571
Accumulation unit value at end of period	$47.443	$37.858	$38.439	$37.237	$33.630	$26.331	$22.660	$24.418	$21.760	$16.286
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust MidCap Value Subaccount
Accumulation unit value at beginning of period	$24.732	$22.004	$23.068	$20.451	$15.775	$13.374	$16.981	$16.171	$8.811	$13.937
Accumulation unit value at end of period	$27.573	$24.732	$22.004	$23.068	$20.451	$15.775	$13.374	$16.981	$16.171	$8.811
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$32.359	$27.468	$29.594	$27.556	$19.762	$16.845	$13.359	$11.042	$8.811	N/A
Accumulation unit value at end of period	$36.539	$32.359	$27.468	$29.594	$27.556	$19.762	$16.845	$13.359	$11.042	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$21.863	$20.110	$20.347	$18.229	$13.657	$11.847	$12.319	$11.069	$8.450	$13.226
Accumulation unit value at end of period	$26.209	$21.863	$20.110	$20.347	$18.229	$13.657	$11.847	$12.319	$11.069	$8.450
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period	$18.601	$19.453	$19.224	$17.040	$13.436	$12.048	$12.466	$11.656	$8.251	$15.497
Accumulation unit value at end of period	$23.059	$18.601	$19.453	$19.224	$17.040	$13.436	$12.048	$12.466	$11.656	$8.251
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Oppenheimer Discovery Mid Cap Subaccount
Accumulation unit value at beginning of period	$20.793	$20.786	$19.946	$19.289	$14.514	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$26.175	$20.793	$20.786	$19.946	$19.289	$14.514	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A	N/A
Oppenheimer Global Subaccount
Accumulation unit value at beginning of period	$26.083	$26.658	$26.241	$26.240	$21.086	$17.792	$19.848	$17.506	$12.820	$21.926
Accumulation unit value at end of period	$34.844	$26.083	$26.658	$26.241	$26.240	$21.086	$17.792	$19.848	$17.506	$12.820
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period	$15.120	$14.520	$15.196	$15.131	$15.498	$13.978	$14.172	$12.601	$10.860	$12.960
Accumulation unit value at end of period	$15.712	$15.120	$14.520	$15.196	$15.131	$15.498	$13.978	$14.172	$12.601	$10.860
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period	$22.483	$20.613	$20.402	$18.859	$14.642	$12.814	$13.118	$11.558	$9.215	$15.323
Accumulation unit value at end of period	$25.698	$22.483	$20.613	$20.402	$18.859	$14.642	$12.814	$13.118	$11.558	$9.215
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period	$32.275	$27.989	$30.416	$27.799	$20.174	$17.497	$18.291	$15.168	$11.308	$18.615
Accumulation unit value at end of period	$36.028	$32.275	$27.989	$30.416	$27.799	$20.174	$17.497	$18.291	$15.168	$11.308
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Voya Global Equity Subaccount
Accumulation unit value at beginning of period	$10.018	$9.666	$10.418	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.118	$10.018	$9.666	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
VY JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period	$20.063	$18.076	$21.846	$22.047	$23.806	$20.360	$25.353	$21.448	$12.724	$26.584
Accumulation unit value at end of period	$28.186	$20.063	$18.076	$21.846	$22.047	$23.806	$20.360	$25.353	$21.448	$12.724
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

ZALICO, THE SEPARATE ACCOUNT AND THE FUNDS

Zurich American Life Insurance Company

We were organized in 1947 and are a stock life insurance company organized under the laws of the State of Illinois. Our offices are located at 1299 Zurich Way, Schaumburg, Illinois 60196. For Insurance Services please write us at P.O. Box 758557, Topeka, KS 66675-8557. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Zurich American Corporation (formerly Kemper Corporation), a non-operating holding company. Zurich American Corporation is an indirect wholly-owned subsidiary of Zurich Insurance Group Ltd. (fomerly known as Zurich Financial Services Ltd.), a Swiss holding company. Effective August 22, 2010, Kemper Investors Life Insurance Company (“KILICO”), the insurance company that issued your Contract, changed its name to Zurich American Life Insurance Company, or ZALICO. The change in the name of the insurance company from KILICO to ZALICO does not change or alter any of the terms or provisions of your Contract. ZALICO will continue to honor all its obligations under your Contract. ZALICO remains organized under the laws of the State of Illinois. ZALICO continues to be a wholly-owned subsidiary of Zurich American Corporation and an indirect wholly-owned subsidiary of Zurich Insurance Group Ltd.

Effective September 3, 2003 (the “Closing Date”), ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company (“FKLA”). In a contemporaneous transaction, FKLA and ZALICO entered into a coinsurance agreement under which FKLA administers the business and the records of, and 100% reinsures, certain lines of business issued by ZALICO, including certain registered variable annuity contracts that are funded through the ZALICO Variable Annuity Separate Account (the “Separate Account”). These transfers were part of a larger transaction under which the capital stock of FKLA was sold to Bank One Insurance Holdings, Inc. (“Bank One”). On July 1, 2004, Bank One merged into JP Morgan Chase & Co., and FKLA changed its name to Chase Insurance Life and Annuity Company (“Chase Insurance”).

On July 3, 2006, Protective Life Insurance Company of Birmingham, Alabama (“Protective Life”), purchased Chase Insurance from JP Morgan Chase & Co. Effective April 1, 2007, Chase Insurance merged with and into Protective Life. Protective Life has reinsured 100% of the variable annuity business of Chase Insurance to Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group Limited.

The issuer, benefits and provisions of the Contracts were not changed by any of the transactions and agreements described above.

The Separate Account

We established the ZALICO Variable Annuity Separate Account (formerly KILICO Variable Annuity Separate Account) on May 29, 1981 under Illinois law as the KILICO Money Market Separate Account. The Separate Account is registered with the SEC as a unit investment trust, however, the SEC does not supervise the management, investment practices or policies of the Separate Account or ZALICO.

Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

Fifty-one Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Funds or Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the

Separate Account from a Fund or Portfolio are reinvested in that Fund or Portfolio at net asset value and retained as assets of the corresponding Subaccount.

The Separate Account’s financial statements appear in the Statement of Additional Information.

The Funds

The Separate Account invests in shares of the following registered, open-end management investment companies:

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	The Alger Portfolios

•	American Century Variable Portfolios, Inc.

•	Dreyfus Investment Portfolios

•	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

•	Deutsche Variable Series I

•	Deutsche Variable Series II

•	Fidelity Variable Insurance Products Funds

•	Franklin Templeton Variable Insurance Products Trust

•	Voya Investors Trust

•	JPMorgan Insurance Trust

•	Janus Aspen Series

•	Oppenheimer Variable Account Funds

•	Voya Variable Portfolios, Inc.

SEC registration does not involve SEC supervision of the Funds’ management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in some cases certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, neither we nor the Funds foresee any such disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Fund’s response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The 51 Portfolios or Funds are summarized below:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I Shares)

Invesco V.I. Diversified Dividend Fund—The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

Invesco V.I. Health Care Fund—The Fund’s investment objective is long-term growth of capital.

Invesco V.I. Global Real Estate Fund—The Funds investment objective is total return through growth of capital and current income.

Invesco V.I. Managed Volatility Fund—The Fund’s investment objective is both capital appreciation and current income while managing portfolio volatility.

The Alger Portfolios (Class I-2 Shares)

Alger Large Cap Growth Portfolio seeks long-term capital appreciation.

Alger Mid Cap Growth Portfolio seeks long-term capital appreciation.

Alger Small Cap Growth Portfolio seeks long-term capital appreciation.

American Century Variable Portfolios, Inc. (Class I Shares)

American Century VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Value Fund seeks long-term capital growth. Income is a secondary objective.

Dreyfus Investment Portfolios (Service Shares)

Dreyfus MidCap Stock Portfolio—The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index (S&P 400).

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. (Initial Share Class)

The Dreyfus Sustainable U.S. Equity Portfolio, Inc. seeks to provide long-term capital appreciation.

Deutsche Variable Series I (Class A Shares)

Deutsche Bond VIP seeks to maximize total return consistent with preservation of capital and prudent investment management.

Deutsche Capital Growth VIP seeks to provide long-term growth of capital.

Deutsche Core Equity VIP seeks long-term growth of capital, current income and growth of income.

Deutsche CROCI® International VIP seeks long-term growth of capital.

Deutsche Variable Series II (Class A)

Deutsche Global Income Builder VIP seeks to maximize income while maintaining prospects for capital appreciation.

Deutsche Global Equity VIP seeks capital appreciation.

Deutsche Small Mid Cap Value VIP seeks long-term capital appreciation.

Deutsche Government & Agency Securities VIP seeks high current income consistent with preservation of capital.

Deutsche High Income VIP seeks to provide a high level of current income.

Deutsche CROCI® U.S. VIP seeks to achieve a high rate of total return.

Deutsche Government Money Market VIP seeks maximum current income to the extent consistent with stability of principal.

Deutsche Small Mid Cap Growth VIP seeks long-term capital appreciation.

Fidelity Variable Insurance Products Funds (Initial Class Shares)

Fidelity VIP Asset ManagerSM Portfolio seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.

Fidelity VIP Equity-Income Portfolio seeks reasonable income.

Fidelity VIP Growth Portfolio seeks to achieve capital appreciation.

Fidelity VIP Index 500 Portfolio The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.

Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)

Franklin Rising Dividends VIP Fund seeks long-term capital appreciation, with preservation of capital as an important consideration.

Franklin Small Cap Value VIP Fund seeks long-term total return.

Franklin Strategic Income VIP Fund seeks a high level of current income, with capital appreciation over the long term as a secondary goal.

Franklin U.S. Government Securities VIP Fund seeks income.

Franklin Mutual Global Discovery VIP Fund seeks capital appreciation.

Franklin Mutual Shares VIP Fund seeks capital appreciation, with income as a secondary goal.

Templeton Developing Markets VIP Fund seeks long-term capital appreciation.

JPMorgan Insurance Trust (Class 1)

JPMorgan Insurance Trust Mid Cap Value Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

JPMorgan Insurance Trust Small Cap Core Portfolio seeks capital growth over the long term.

JPMorgan Insurance Trust U.S. Equity Portfolio seeks to provide high total return from a portfolio of selected equity securities.

Janus Aspen Series

Janus Henderson Balanced Portfolio (Institutional Shares) seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Henderson Enterprise Portfolio (Institutional Shares) seeks long-term growth of capital.

Janus Henderson Research Portfolio (formerly Janus Aspen Janus Portfolio) (Institutional Shares) seeks long-term growth of capital.

Janus Henderson Mid Cap Value Portfolio (Service Shares) seeks capital appreciation.

Janus Henderson Global Research Portfolio (Institutional Shares) seeks long-term growth of capital.

Oppenheimer Variable Account Funds (Service Shares)

Oppenheimer Capital Appreciation Fund/VA seeks capital appreciation.

Oppenheimer Global Fund/VA seeks capital appreciation.

Oppenheimer Main Street Fund®/VA seeks capital appreciation.

Oppenheimer Main Street Small Cap Fund®/VA seeks capital appreciation.

Oppenheimer Discovery Mid Cap Growth Fund/VA seeks capital appreciation.

Oppenheimer Global Strategic Income Fund/VA seeks total return.

Voya Investors Trust

VY® JPMorgan Emerging Markets Equity Portfolio (Institutional Class) seeks capital appreciation.

Voya Variable Portfolios, Inc.

Voya Global Equity Portfolio (Class S) seeks long-term capital growth and current income.

The Funds and Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds’ prospectuses accompanying this Prospectus and statements of additional information available from us upon request.

Invesco Advisors, Inc. is the investment adviser for the available Portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). Invesco Asset Management Limited is the sub-adviser for Invesco V.I. Global Real Estate Fund.

Fred Alger Management, Inc. serves as the investment adviser for the available Portfolios of The Alger Portfolios.

American Century Investment Management, Inc. is the investment adviser for the available Portfolios of the American Century Variable Portfolios, Inc.

Deutsche Investment Management Americas Inc. is the investment advisor for the available funds of Deutsche Variable Series I and II. Deutsche Alternative Asset Management (Global) Limited serves as the sub-adviser for the Deutsche Global Income Builder VIP Portfolio.

The Dreyfus Corporation serves as the investment adviser for the Dreyfus MidCap Stock Portfolio and The Dreyfus Sustainable U.S. Equity Portfolio, Inc. Newton Investment Management (North America) Limited (Newton) serves as the sub-adviser for The Dreyfus Sustainable U.S. Equity Portfolio, Inc.

Fidelity Management & Research Company (“FMR”) is the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Funds. FMR Co., Inc. (FMRC) and other investment advisers serve as the sub-advisers for the Fidelity VIP Contrafund® Portfolio, Fidelity VIP Equity-Income Portfolio and Fidelity VIP Growth Portfolio.

Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), and other investment advisers serve as sub-advisers for the Fidelity VIP Asset ManagerSM Portfolio. Geode Capital Management, LLC (Geode®) and FMR Co., Inc. (FMRC) serve as sub-advisers for the Fidelity VIP Index 500 Fund.

Franklin Advisory Services, LLC is the investment adviser for the Franklin Small Cap Value VIP Fund. Franklin Advisers, Inc. is the investment adviser for the Franklin Rising Dividends VIP Fund, Franklin Strategic Income VIP Fund and the Franklin U.S. Government Securities VIP Fund. Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Global Discovery VIP Fund and Mutual Shares VIP Fund. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets VIP Fund.

Voya Investments, LLC serves as the investment adviser and J. P. Morgan Investment Management Inc. serves as the sub-adviser for the VY® JPMorgan Emerging Markets Equity Portfolio. Voya Investments, LLC serves as the investment adviser and Voya Investment Management Co. LLC serves as the sub-adviser for the Voya Global Equity Portfolio.

J.P. Morgan Investment Management Inc. is the investment adviser for the available Portfolios of the JPMorgan Insurance Trust.

Janus Capital Management LLC is the investment adviser for the available Portfolios of the Janus Aspen Series. Perkins Investment Management LLC is the sub-adviser for Janus Henderson Mid Cap Value Portfolio.

OFI Global Asset Management, Inc. is the investment advisor for the Oppenheimer/VA funds. OppenheimerFunds, Inc., is the sub-adviser for the Oppenheimer/VA funds.

The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangements. Such compensation typically is a percentage of Separate Account assets invested in the relevant Fund and generally may range up to 0.30% annually of net assets. We may also receive 12b-1 fees directly from certain Funds for providing services related to shares of Portfolios offered in connection with a Rule 12b-1 plan.

Change of Investments

We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the Funds or Portfolios and to substitute shares of another Portfolio or of another investment company, if the shares of a Fund or Portfolio are no longer available for investment, or if in our judgment further investment in any Fund or Portfolio becomes inappropriate. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC’s prior approval, if required. The Separate Account may purchase other securities for other series or classes of contracts, or may permit a conversion between series or classes of contracts on the basis of requests made by Owners.

We may establish additional subaccounts of the Separate Account, each of which would invest in a new Portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.

If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the Investment Company Act of 1940 (“1940 Act”); (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.

FIXED ACCOUNT OPTION

Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 (“1933 Act”), and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Fixed Account is part of the Company’s General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim’s paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees.

Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account and the MVA Option, unless we refer to fixed accumulation and annuity elements.

We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate not less than the minimum interest rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

THE CONTRACTS

A. GENERAL INFORMATION.

This Prospectus describes both Qualified Contracts and Non-Qualified Contracts. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. The maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract. For a Non-Qualified Contract the minimum initial Purchase Payment was $2,500 and the minimum subsequent Purchase Payment is $500. An initial allocation of less than $100 may be made to the Fixed Account or to a Subaccount, or to the Fixed Account and one Subaccount. For a Non-Qualified Contract, no subsequent allocations of Purchase Payments may be made to any additional Subaccount until allocations total at least $100 to each Subaccount in which the Contract has an interest. For a Qualified Contract, if annualized contribution amounts to a new Subaccount from a payroll or salary reduction plan are at least $25 per month, allocations to another such Subaccount may be made.

You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities (“IRAs”) by authorizing us to draw on your account via check or electronic debit (“Pre-Authorized Checking [PAC] Agreement”). For Purchase Payments made pursuant to a PAC Agreement, the following minimum Purchase Payment provisions apply:

•

The minimum initial Purchase Payment to an IRA made pursuant to a PAC Agreement is $100. The minimum initial Purchase Payment to a Non-Qualified Contract made pursuant to a PAC Agreement is $1,000 unless you also own an existing Contract, in which case the minimum is $100.

•	The minimum subsequent Purchase Payment made pursuant to a PAC Agreement is $100.

We may amend the Contract in accordance with changes in the law, including tax laws, regulations or rulings, and for other purposes. Certain contracts are no longer offered, although Purchase Payments are still permitted under these previously issued contracts.

You may examine a Contract and return it for a refund during the “free look” period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund depends on the state in which the Contract is issued. Generally, it will be an amount at least equal to the Separate Account Contract Value plus amounts allocated to the General Account on the date we receive the returned Contract, without any deduction for Withdrawal Charges or Records Maintenance Charges. Some states require the return of the Purchase Payment. If you decide to return your Contract for a refund during the “free look” period, please also include a letter of instruction.

You designate the Beneficiary. If the Annuitant or you dies, and no designated Beneficiary or contingent Beneficiary is alive at that time, we will pay the Annuitant’s or your estate.

Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Contract may not be assigned.

During the Accumulation Period, you may assign a Non-Qualified Contract or change a Beneficiary at any time by signing our form. No assignment or Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and may subject you to a 10% tax penalty. (See “Federal Tax Matters.”)

Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee’s debts or obligations.

B. THE ACCUMULATION PERIOD.

1. Application of Purchase Payments.

You select allocation of Purchase Payments to the Subaccount(s) or the Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit as of 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to the Fixed Account begin earning interest one day after we receive them. With respect to initial Purchase Payments, the amount is credited only after we determine to issue the Contract. After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount’s Accumulation Unit value, as computed after we receive the Purchase Payment. You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under the Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount other than the Records Maintenance Charge. The number of Accumulation Units is reduced when the Records Maintenance Charge is assessed.

If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed.

We may issue a Contract without a signed application if:

•	a dealer provides us with application information, electronically or in writing,

•	we receive the initial Purchase Payment, and

•	you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

2. Accumulation Unit Value.

Each Subaccount has Accumulation Unit values for each combination of asset-based charges. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount’s applicable Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

Each Subaccount has its own investment experience factor for each combination of charges. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

(1 divided by 2) minus 3, where:

(1) is the net result of:

•	the net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

•	the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the “ex-dividend” date occurs during the current Valuation Period; plus or minus

•	a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

(2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period; and

(3) is the factor representing asset-based charges (the mortality and expense risk and administration charges plus any applicable charges for optional death or income benefits.)

3. Contract Value.

On any Valuation Date, the Contract Value equals the total of:

•	the number of Accumulation Units credited to each Subaccount, times

•	the value of a corresponding Accumulation Unit for each Subaccount, plus

•	your interest in the Fixed Account.

4. Transfers During the Accumulation Period.

During the Accumulation Period, you may transfer Contract Value among the Subaccounts and the Fixed Account subject to the following provisions:

•

The General Account Contract Value, minus 125% of Debt, may be transferred two times during the Contract Year to one or more Subaccounts in the thirty days following an anniversary of a Contract Year or the thirty days following the date of the confirmation statement provided for the period through the anniversary date, if later; and

•	You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party’s instructions. However, we take no responsibility for any third party asset allocation or investment advisory service or program. We may suspend or cancel acceptance of a third party’s instructions at any time and may restrict the investment options available for transfer under third party authorizations.

We will make transfers pursuant to proper written or telephone instructions which specify in detail the requested changes. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. The minimum partial transfer amount is $100. No partial transfer may be made if the value of your remaining Contract interest in a Subaccount or the Fixed Account, from which amounts are to be transferred, would be less than $100 after transfer. Transfers involving a Subaccount will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. The transfer privilege may be suspended, modified or terminated at any time. We disclaim all liability for following instructions which are given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

The following transfers must be requested through standard United States mail:

•	transfers in excess of $250,000 per Contract, per day, and

•

transfers into and out of the VY® JPMorgan Emerging Markets Equity Portfolio, the Janus Aspen Global Research Portfolio, the Franklin Mutual Global Discovery VIP, the Oppenheimer Global Fund/VA, the Deutsche CROCI® International VIP, the Deutsche Global Equity VIP, and the Templeton Developing Markets VIP subaccounts in excess of $50,000, per Contract, per day.

These administrative procedures have been adopted under the Contract to protect the interests of Contract Owners from the adverse effects of frequent and large transfers into and out of variable annuity Subaccounts that can adversely affect the investment management of the underlying Portfolios. We reserve the right to further amend the transfer procedures in the interest of protecting Contract Owners.

Some of the Funds reserve the right to delay or refuse transfer requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under the Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

5. Market Timing.

The Contract is not designed for organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, transfers into and out of a Subaccount over a short period of time, or transfers representing a substantial percentage of the assets of any Subaccount. You should not purchase the Contract if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the management of the underlying Portfolios in which the Subaccounts invest and therefore, may be detrimental to Contract Owners by increasing costs, reducing performance, and diluting the value of interests in the underlying Portfolio.

We maintain policies and procedures in an effort to control disruptive market timing activity. We do not exempt any persons or class of persons from these policies. We require that transfers in excess of $250,000 per Contract, per day, and transfers into or out of specified Subaccounts in excess of $50,000 per Contract, per day, as described in the Transfers During the Accumulation Period section, above, must be requested through standard United States mail. In addition, we monitor trading activity in order to identify market timing strategies. If we identify suspicious transfer activity, we advise the Contract Owner in writing that we are monitoring their transfer activity and will impose restrictions if we identify a pattern of disruptive transfer activity. If a pattern of disruptive transfer activity is identified as a result of the continued monitoring, we will notify the Contract Owner in writing that all future transfers must be requested through standard United States mail.

If we identify market timing strategies that we believe to be detrimental to Contract Owners that are not addressed by the above procedures, we will take one or more of the following actions against Contract Owners that have been identified as engaging in disruptive transfer activity and we may establish these limitations for all Contract Owners:

•	Termination of transfer privileges;

•	Universal termination of telephone or electronic transfer privileges (for all Contract Owners);

•	Requiring a minimum time between transfers;

•	Limiting the total number of transfers;

•	Limiting the dollar amount that may be transferred at one time;

•	Refusing any transfer request; and

•

Not accepting transfer requests of someone acting on behalf of more than one Owner (in which case, we will notify the person making the request by telephone or in writing of our decision not to accept the transfer requests).

We review our policies and procedures from time to time and will change them or explore other actions if we discover that existing procedures fail to adequately curtail market timing activities. The actions we take will be based on our policies and procedures then in effect and will be applied uniformly among Contract Owners.

Although we will monitor transfer activity and as appropriate impose restrictions as described above, there is no assurance that we will be able to identify and curtail all potentially disruptive market timing activity. As a result, to the extent that we do not detect disruptive market timing or the restriction we impose fails to curtail it, it is possible that a market timer may be able to make additional disruptive market timing transactions with the result that the management of the underlying Portfolios in which the Subaccounts invest may be disrupted and Contract Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolio.

We are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect of that Portfolio. Under rules adopted by the Securities and Exchange Commission, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

6. Withdrawals During the Accumulation Period.

You may redeem some or all of the Contract Value minus Debt, charges and previous withdrawals. Withdrawals may be subject to income tax and a 10% penalty tax. (See “Federal Tax Matters.”) A withdrawal of all Contract Value is called a surrender. Your ability to surrender may be limited by the terms of a qualified plan. (See “Federal Income Taxes.”)

You may withdraw up to 10% of the Contract Value minus Debt in any Contract Year without charge. If you withdraw more than 10% of the Contract Value in any Contract Year, the amount withdrawn in excess of 10% is subject to a Withdrawal Charge. (See “Withdrawal Charge.”)

For Contracts in more than one investment option, your partial withdrawal request must specify what portion of your interest is to be redeemed. If you do not specify, we will redeem Accumulation Units from all investment options in which you have an interest on a pro-rata basis. The Accumulation Units attributable to the earliest Contribution Years are redeemed first.

You may request a partial withdrawal subject to the following:

•	The amount requested must be at least $500 in each investment option or the Fixed Account from which withdrawal is requested.

•	You must leave at least $500 in each investment option from which the withdrawal is requested or withdraw the total value.

Election to withdraw shall be made in writing to us at our administrative office: Insurance Services, P.O. Box 758557, Topeka, KS 66675-8557. and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open for trading. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts will be paid within seven days after the date we receive a written request at our administrative office provided, however, that we may suspend withdrawals or delay payment more than seven days:

•	during any period when the New York Stock Exchange is closed,

•	when trading is restricted or the SEC determines an emergency exists, or

•	as the SEC by order may permit.

Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See “Federal Tax Matters.”)

A participant in the Texas Optional Retirement Program (“ORP”) must obtain a certificate of termination from the participant’s employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

7. Death Benefit.

If the Annuitant dies during the Accumulation Period, prior to attaining age 75, we will pay to the designated Beneficiary the Contract Value less Debt as computed at the end of the Valuation Period next following our receipt of proof of death and the return of the Contract, or the total amount of Purchase Payments less Debt, whichever is greater. If a Contract has been subject to any partial withdrawal, the death benefit will be the greater of

•	the Contract Value less Debt, or

•	the total amount of Purchase Payments, minus both Debt and the aggregate dollar amount of all previous partial withdrawals.

If death occurs at age 75 or later, the death benefit is the Contract Value minus Debt.

You or the Beneficiary, as appropriate, may elect to have all or a part of the death proceeds paid to the Beneficiary under one of the Annuity Options described under “Annuity Options” below.

For Non-Qualified Contracts issued after January 19, 1985, if you are not the Annuitant and you die before the Annuitant, the death benefit will be paid to the designated Beneficiary. The available Annuity Options are limited by the Code, as described under “Annuity Options.” The death benefit is determined as stated above, except that your age at death is used in determining the amount payable. If the Beneficiary is your surviving spouse (under Federal law), the surviving spouse may elect to be treated as the successor Owner of the Contract and is not required to begin death benefit distribution. The issue age of the deceased Owner applies in computing the death benefit, payable at the death of a spouse who has elected to be treated as the successor Owner.

For Contracts issued after March 1, 1997 and before May 1, 2000 as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Contracts, the death benefit will be determined as follows. If death occurs prior to the deceased’s attainment of age 90, the death benefit will be the greater of:

•	the total amount of Purchase Payments minus Debt minus the aggregate amount of all previous partial withdrawals,

•	the Contract Value minus Debt, or

•

the greatest Anniversary Value immediately preceding the date of death, minus Debt. The greatest Anniversary Value is equal to the highest Anniversary Value determined from the following. An Anniversary Value is calculated for each Contract anniversary before the deceased’s 81st birthday. The Anniversary Value for a particular Contract anniversary is the Contract Value on that anniversary, plus the dollar amount of any Purchase Payments made since that anniversary minus any withdrawals since that anniversary. If death occurs on or after the deceased’s 90th birthday, the death benefit will be the Contract Value minus Debt and minus previous withdrawals.

If you purchased the Contract between March 1, 1997 and May 1, 2000 as an Individual Retirement Annuity, Simplified Employee Pension or Non-Qualified Contract, the following restrictions on investment options apply. Effective May 1, 2005, the following Subaccounts will no longer be available if you have not previously invested in the Subaccount: Invesco V.I. Diversified Dividend, Invesco V.I. Global Health Care, Franklin U.S. Government Securities VIP, Franklin Mutual Shares VIP, Oppenheimer Capital Appreciation, Oppenheimer Global Strategic Income (acquired Oppenheimer High Income), Oppenheimer Main Street Small Cap Fund®/VA, Oppenheimer Discovery Mid Cap Growth Fund/VA, Deutsche Technology VIP and Templeton Developing Markets Subaccounts. (See “Change of Investments.”)

Guaranteed Minimum Death Benefit Rider.

The Guaranteed Minimum Death Benefit Rider (“GMDB”) is an optional Contract rider. You must elect GMDB on the initial Contract application. You cannot elect the GMDB rider after the date we issue the Contract. We reserve the right to offer the GMDB rider to outstanding Contracts, and we may discontinue the offering of the GMDB rider at any time. GMDB coverage may not be terminated. The current charge for the GMDB rider is 0.15% of the Contract Value. The GMDB rider may not be available in all states or through all distributors.

If you elect the GMDB rider, a death benefit will be paid to the designated Beneficiary upon the death of the Owner, or a joint Owner, during the Accumulation Period. If the Owner is not a natural person, we will pay the death benefit upon the death of any Annuitant. We will pay the death benefit to the Beneficiary when we receive due proof of death. We will then have no further obligation under the Contract.

We compute the death benefit at the end of the Valuation Period following our receipt of due proof of death and the return of this Contract. The proof may be a certified death certificate, the written statement of a physician or any other written proof satisfactory to us. The amount of the death benefit will be equal to the greater of items (1), (2) or (3) listed below, less Debt:

(1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

(2) the total amount of Purchase Payments less withdrawals accumulated at 5.00% per year to the earlier of your 85th birthday or date of death, increased by Purchase Payments made from your 85th birthday to the date of death and decreased by any adjustments for withdrawals from your 85th birthday to the date of death; or

(3) the greatest anniversary value immediately preceding the earlier of your 86th birthday or date of death, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract Year. The Dollar for Dollar Base is total premiums less withdrawals assessed a withdrawal charge and less any Withdrawal Charges. A proportionate reduction is applicable when the withdrawal and any Withdrawal Charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3), reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

(a) is the withdrawal plus any Withdrawal Charges reduced by any dollar for dollar reduction, and

(b) is the Contract Value reduced by any dollar for dollar reduction.

The death benefit may be paid in a lump sum. This sum may be deferred for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary’s life expectancy, or Annuity Option 2 or Annuity Option 3 with the guarantee period based upon the life expectancy of the Beneficiary as prescribed by federal regulations. The Beneficiary must make this choice within 60 days of the time we receive due proof of death, and distribution must commence within one year of the date of death. It may start later if permitted by federal regulations.

If the Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death.

If this Contract was issued as a Non-Qualified Plan Contract, an IRA or Roth IRA and your spouse (under Federal law) is the only primary Beneficiary when you die, your surviving spouse may elect to continue the Contract under one of three surviving spouse options.

Earnings Based Death Benefit Rider.

The Earnings Based Death Benefit rider (“EBDB”) is an optional Contract rider. The EBDB rider may be elected if the oldest Owner is 70 years old or younger at the time the Contract is issued. If you elect the EBDB rider, you must also elect the Guaranteed Minimum Death Benefit Rider (See “Guaranteed Minimum Death Benefit Rider.” above). You must elect GMDB on the initial Contract application. You cannot elect the EBDB rider after the date we issue the Contract. We reserve the right to offer the EBDB rider to outstanding Contracts, and we may discontinue the offering of the EBDB rider at any time. EBDB coverage may not be terminated. The current charge for the EBDB rider is 0.20% of the Contract Value. The EBDB rider may not be available in all states or through all distributors.

If elected, the death benefit will be as follows:

•	the Guaranteed Minimum Death Benefit (See “Guaranteed Minimum Death Benefit Rider” above); plus

•	the EBDB factor times the lesser of:

a.	remaining principal, or

b.	Contract Value minus remaining principal, but not less than zero.

The EBDB factor is 0.40 if death occurs prior to the 10th Contract anniversary, 0.50 if death occurs between the 10th and 15th Contract anniversaries and 0.70 if death occurs on or after the 15th Contract anniversary.

Remaining principal equals total Purchase Payments less the total principal withdrawn. The amount of total principal withdrawn is calculated by totaling the amount of principal withdrawn with each withdrawal. For any withdrawal, the amount of principal withdrawn is the amount by which the withdrawal exceeds the earnings in the Contract at the time of the withdrawal. Earnings, at any given time, is the amount by which the Contract Value exceeds the excess of total Purchase Payments over total withdrawals. Purchase Payments which we receive less than one year prior to death (other than the initial Purchase Payment) are not used in calculating the amount of remaining principal. For purposes of determining EBDB, earnings will not be less than zero.

The EBDB is calculated prior to the application of the Guaranteed Minimum Death Benefit.

8. Loans.

The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Internal Revenue Code (“Code”) or with a qualified plan under Code Section 401, may request a loan (if permitted by the Qualified Plan) any time during the Accumulation Period. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. In the case of loans made under Contracts which are subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), additional requirements and limitations will apply such as those under the terms of the plan, Department of Labor regulations and ERISA. Because the rules governing loans under Code Section 403(b) contracts and ERISA qualified plans are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply. For loans subject to ERISA, you also may wish to consult your plan administrator.

Federal tax law requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within five years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

Interest will be charged on your loan amount. If your Contract is not subject to ERISA, the interest rate is 5.50%. If your Contract is subject to ERISA, the interest rate is based on Moody’s Corporate Bond Yield Average-Monthly Average Corporates (rounded to the nearest 0.25%). While a loan is outstanding, the value securing the loan will earn interest at the daily equivalent of the annual loan interest rate reduced by not more than 2.5%.

If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the investment accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your Contract Value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your Contract Value will be greater than it would have been had no loan been outstanding.

CONTRACT CHARGES AND EXPENSES

We deduct the following charges and expenses:

•	mortality and expense risk charge,

•	administration charge,

•	records maintenance charge,

•	withdrawal charge,

•	premium tax, and

•	optional death benefit charges,

We may receive compensation from the investment advisers of the Funds for services related to the Funds. (See “The Funds.”)

Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

We assess each Subaccount a daily asset charge for administration and mortality and expense risks at a rate of 1.30% per annum. Flexible Payment Contracts (no longer offered) have a daily asset charge of 1.0%. We may decrease these charges without notice, but will not exceed these amounts.

A. ASSET-BASED CHARGES AGAINST THE SEPARATE ACCOUNT.

1. Mortality Risk.

Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

Our mortality risk arises from two obligations. The first obligation we assume is to pay a guaranteed death benefit that may be greater than the Contract Value minus Debt. The second obligation we assume is to continue making annuity payments to each Annuitant for the entire life of the Annuitant under Annuity Options involving life contingencies. This assures each Annuitant that neither the Annuitant’s own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments received under a Contract and relieves the Annuitant from the risk of outliving the amounts accumulated for retirement.

2. Expense Risk.

We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs and costs of other services may exceed the Records Maintenance Charge or the amount recovered from the administrative cost portion of the daily asset charge.

3. Administration Charge.

The daily administration charge reimburses us for the expenses incurred for administering the Contracts, which include, among other things, responding to Owner inquiries, processing changes in Purchase Payment allocations and providing reports to Owners.

4. Guaranteed Minimum Death Benefit Rider Charge.

The annual charge for the Guaranteed Minimum Death Benefit rider is 0.15% of the Contract Value. For Purchase Payments allocated to the Fixed Account, the applicable credited rates will be reduced to reflect the relevant charge.

5. Earnings Based Death Benefit Rider Charge.

The annual charge for the Earnings Based Death Benefit rider is 0.20% of the Contract Value. For Purchase Payments allocated to the Fixed Account, the applicable credited rates will be reduced to reflect the relevant charge.

B. RECORDS MAINTENANCE CHARGE.

We assess a quarterly Records Maintenance Charge during the Accumulation Period against each Contract participating in one or more of the Subaccounts during the calendar quarter whether or not any Purchase Payments have been made during the year. The quarterly Records Maintenance Charge is:

•	$7.50 quarterly for Contracts with Contract Value under $25,000 on the date of assessment.

•	$3.75 quarterly for Contracts with Contract Value between $25,000 and $50,000 on the date of assessment.

•	No Records Maintenance Charge for Contracts with Contract Value of $50,000 or more on the date of assessment.

The record maintenance charge is not assessed during the Annuity Period.

The Records Maintenance Charge reimburses us for expenses incurred in establishing and maintaining the records relating to a Contract’s participation in the Separate Account. The Records Maintenance Charge is assessed at the end of each calendar quarter and constitutes a reduction in the net assets of each Subaccount.

At any time the Records Maintenance Charge is assessed, the applicable charge is assessed ratably against each Subaccount in which the Contract is participating and a number of Accumulation Units sufficient to equal the proper portion of the charge is redeemed from such Subaccount, or from the General Account Contract Value if necessary to meet the assessment.

C. WITHDRAWAL CHARGE.

We do not deduct a sales charge from any Purchase Payment. However, a Withdrawal Charge covers Contract sales expenses, including commissions and other distribution, promotion and acquisition expenses.

Each Contract Year, you may withdraw, without Withdrawal Charge, 10% of the Contract Value.

If you withdraw a larger amount, the excess Purchase Payments and interest attributed to the Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first six Contribution Years following each Purchase Payment as follows:

Contribution Year	Withdrawal Charge
First	6%
Second	5%
Third	4%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and following	0%

Purchase Payments are deemed surrendered in the order in which they were received.

When a withdrawal is requested, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge and the dollar amount sent to you.

Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge even though the Contract may have been issued many years earlier. (For additional details, see “Withdrawals During the Accumulation Period.”) The aggregate Withdrawal Charges assessed will never exceed 7.25% of the aggregate Purchase Payments.

Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their sixth Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select

Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. (See “The Annuity Period—Annuity Options” for a discussion of the Annuity Options available.)

We may reduce or eliminate the Withdrawal Charge if we anticipate that we will incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures. For Qualified Contracts, Withdrawal Charges will be waived if a Contract is surrendered in the sixth Contract Year or later when the Annuitant is at least 59 1/2 years old at the time of such surrender. No Withdrawal Charge applies to Contracts sold to officers, directors and employees of ZALICO and Deutsche Variable Series II (formerly DWS Variable Series II), Deutsche Variable Series II investment advisers and principal underwriter or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.

D. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES.

Each Portfolio’s net asset value reflects the deductions of investment management fees and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the attached prospectuses for the Portfolios and the Funds’ statements of additional information.

E. STATE PREMIUM TAXES.

Certain state and local governments impose a premium tax ranging from 0% to 3.50% of Purchase Payments. If we pay state premium taxes, we may charge the amount paid against Contract Value upon annuitization if not previously assessed. (See “Appendix—State Premium Tax Chart” in the Statement of Additional Information.)

F. REDUCTION OR ELIMINATION OF CERTAIN CHARGES.

Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or eliminations of certain charges, the time periods in which such charges apply, or both. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

In certain circumstances, the risk of adverse mortality and expense experience for Contracts purchased in certain group or sponsored arrangements may be reduced. Then, the daily asset charge for mortality and expense costs may likewise be reduced. The daily administration charge and the Records Maintenance Charge may also be reduced or eliminated if we anticipate lower administrative expenses. In certain other circumstances, sales expenses for Contracts purchased in certain group or sponsored arrangements may be reduced or eliminated and the applicable Withdrawal Charges may be reduced or eliminated.

In determining whether a group or sponsored arrangement qualifies for reduced or eliminated charges, we will consider among other factors:

•	the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

•	the total amount of Purchase Payments to be received and the method in which they will be remitted;

•	any prior or existing relationship with us;

•	the level of commission paid to selling broker-dealers;

•	the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced; and

•	the frequency of projected surrenders or distributions.

We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

THE ANNUITY PERIOD

Contracts may be annuitized under one of several Annuity Options. Annuity payments will begin on the Annuity Date under the Annuity Option you select.

1. Annuity Payments.

Annuity payments are based on:

•	the annuity table specified in the Contract,

•	the selected Annuity Option, and

•	the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit’s value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. Annuity payments may be subject to a Withdrawal Charge. (For additional details, see “Withdrawal Charge.”)

2. Annuity Options.

You may elect one of the Annuity Options. You may decide at any time (subject to the provisions of any applicable retirement plan) to begin annuity payments. You may change an Annuity Option before the Annuity Date. For a Non-Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below with a ten (10) year period certain. For a Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in the form of a qualified joint and survivor annuity with a monthly income at two-thirds of the full amount payable during the lifetime of the surviving payee. Generally, annuity payments are made in monthly installments. However, we may make a lump sum payment if the net proceeds available to apply under an Annuity Option are less than $2,000. In addition, if the first monthly payment is less than $25, we may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $25.

The amount of periodic annuity payments may depend upon:

•	the Annuity Option selected;

•	the age and sex of the payee; and

•	the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

For example:

•	If Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

•	If Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

•	If Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income Option were selected.

•	If Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.

The age of the payee also influences the amount of periodic annuity payments because an older payee is expected to have a shorter life span, resulting in larger payments. The sex of the payee influences the amount of periodic payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely the payee will receive a higher periodic payment.

If you die before the Annuity Date, available Annuity Options are limited. The Annuity Options available are:

•	Option 2, or

•

Option 1 or 3 with a specified period or certain period no longer than the life expectancy of the Beneficiary. The life expectancy of the Beneficiary must be at least five years from your death to elect these options.

The death benefit distribution must begin no later than one year from your death, unless a later date is permitted by federal regulation.

If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death.

Option 1—Income for Specified Period.

Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the payee’s death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the daily mortality and expense risk and administration charges.

Payees may elect to cancel all or part of the remaining payments due under Option 1. We then pay the discounted value of the remaining payments.

If your Contract is a Qualified Contract, this option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Option 2—Life Income.

Option 2 provides for an annuity payable monthly over the lifetime of the payee. If Option 2 is elected, annuity payments terminate automatically and immediately on the payee’s death without regard to the number or total amount of payments made. Thus, it is possible for a payee to receive only one payment if death occurred prior to the date the second payment was due.

Option 3—Life Income with Installments Guaranteed.

Option 3 provides an annuity payable monthly during the payee’s lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

Option 4—Joint and Survivor Annuity.

Option 4 provides an annuity payable monthly while both payees are living. Upon either payee’s death, the monthly income payable continues over the life of the surviving payee at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving payee’s death without regard to the number or total amount of payments received.

3. Allocation of Annuity.

You may elect to have payments made on a fixed or variable basis, or a combination of both. You may exercise the transfer privilege during the Accumulation Period to arrange for variable or fixed annuitization. Any General Account Contract Value will be annuitized on a fixed basis. Any Separate Account Contract Value will be annuitized on a variable basis. Transfers during the Annuity Period are permitted subject to certain limitations.

4. Transfers During the Annuity Period.

During the Annuity Period, the payee may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:

•	Transfers among Subaccounts are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

•	All interest in a Subaccount must be transferred.

•	If we receive notice of transfer to a Subaccount more than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

•	If we receive notice of transfer to a Subaccount less than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.

•	Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least 30 days prior to the anniversary.

A Subaccount’s Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

5. Annuity Unit Value.

Annuity Unit value is determined independently for each Subaccount.

Annuity Unit value for any Valuation Period is:

•	Annuity Unit value for the preceding Valuation Period, times

•	the net investment factor for the current Valuation Period, times

•	an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract’s annuity tables.

The net investment factor for a Subaccount for any Valuation Period is:

•	the Subaccount’s Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved, divided by

•	the Subaccount’s Accumulation Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. First Periodic Payment Under Variable Annuity.

When annuity payments begin, the value of the Contract interest is:

•	Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

•	the number of Accumulation Units credited at the end of the Valuation Period, minus

•	premium taxes and Withdrawal Charges.

The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

A 2.5% per annum rate of investment earnings is assumed by the Contract’s annuity tables. If the actual net investment earnings rate exceeds 2.50% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.50% per annum, annuity payments decrease.

7. Subsequent Periodic Payments Under a Variable Annuity.

Later annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the

Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

8. Fixed Annuity Payments.

Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.

9. Death Proceeds.

If the payee dies after the Annuity Date while the Contract is in force, the death proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See “Annuity Options.”)

FEDERAL TAX MATTERS

A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distribution under a Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or of any transaction involving a Contract.

B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a “regulated investment company”. Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

C. TAXATION OF ANNUITIES IN GENERAL

1. Tax Deferral During Accumulation Period

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

•	the Contract must be owned by an individual,

•	Separate Account investments must be “adequately diversified”,

•	we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes,

•	annuity payments must appropriately amortize Purchase Payments and Contract earnings, and

•	required distributions upon death.

Non-Natural Owner. As a general rule, deferred annuity contracts held by “non-natural persons”, such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

•	certain Contracts acquired by a decedent’s estate due to the death of the decedent,

•	certain Qualified Contracts,

•	certain Contracts used with structured settlement agreements, and

•	certain Contracts purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be “adequately diversified”. The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered “adequately diversified.”

Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. Then, income and gains from separate account assets are includible in the owner’s gross income. The Internal Revenue Service (“IRS”), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. There is limited guidance in this area, and some features of our Contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings.

We do not know what limits may be set forth in any future guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that such efforts would be successful.

Required Distribution. In order to be treated as an annuity contract for federal income tax purposes, the Contract must provide that:

(a)	if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and

(b)	if an Owner dies prior to the annuity starting date, the entire interest in the Contract must be distributed within five years after the date of the Owner’s death.

The requirements of (b) above will be considered satisfied with respect to any portion of the Owner’s interest which is payable to or for the benefit of a “designated beneficiary” who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner’s death. If the Owner’s “designated beneficiary” is the surviving spouse of the Owner, however, the contract may be continued with the surviving spouse as the new Owner. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You should consult a tax advisor for more information on this subject.

Nonqualified Contracts issued after January 18, 1985 contain provisions which are intended to comply with these death distribution requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with these requirements when clarified by regulation or otherwise.

Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

2. Taxation of Partial and Full Withdrawals

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the “investment in the contract.” This amount is referred to as the “income on the contract.” Full withdrawals are also includible in income to the extent they exceed the “investment in the contract.” Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee’s investment in the contract is increased to reflect the increase in your income.

The Contract’s optional death benefits, if elected, may exceed Purchase Payments or Contract Value. As described in the Prospectus, we impose certain charges with respect to these death benefits. It is possible that those charges (or some portion) could be treated as a partial withdrawal.

If the Contract includes the Guaranteed Retirement Income Benefit rider (the “GRIB rider”), and the Guaranteed Retirement Income Benefit Base is greater than the Contract Value, it is possible that the income on the contract could be a greater amount than would otherwise be the case. This could result in a larger amount being included in your income in connection with a partial withdrawal, assignment, pledge or other transfer.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. Taxation of Annuity Payments

Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the “investment in the contract” allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments.

Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the annuitant in the last taxable year.

With respect to a Contract issued with the GRIB rider, the Annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Contract, the Company will treat a portion of such lump sum payment as includible in income, and will determine the taxable portion of subsequent annuity payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible that the IRS could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4. Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

5. Taxation of Death Benefits

Amounts may be distributed upon your or the Annuitant’s death. Before the Annuity Date, death benefits are includible in income and:

•	if distributed in a lump sum are taxed like a full withdrawal, or

•	if distributed under an Annuity Option are taxed like annuity payments.

After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows:

•	if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the contract, or

•	if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

Thereafter, all annuity payments are fully includible in income.

6. Penalty Tax on Premature Distributions

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

•	received on or after you reach age 59½,

•	received due to your disability,

•	made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant’s death,

•

made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),

•

made under a Contract purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually, or

•	made with annuities used with certain structured settlement agreements. Other exceptions may apply.

7. Aggregation of Contracts

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. In addition, if you purchase two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

8. Assignment or Pledges

A transfer of ownership of a Non-Qualified Contract, a pledge of any interest in a Non-Qualified Contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the Non-Qualified Contract may result in taxable income. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

9. Exchange of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

10. Loss of Interest Deduction Where Contracts Are Held by or for the Benefit of Certain Non-Natural Persons

For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. QUALIFIED PLANS

The Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code (“Qualified Plans”). Such Contracts are referred to as “Qualified Contracts.” Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Persons intending to use the Contract in connection with qualified plans should consult a tax adviser.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract’s features other than tax deferral, including the availability of lifetime annuity payments and death benefit protection.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no “investment in the contract” and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If this Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant’s spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 70½, and for other Qualified Plans, the later of age 70½ or retirement. Roth IRAs, however, do not require distributions before death. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefit under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

If you purchased a Qualified Contract with a GRIB rider and elect to receive a lump sum payment of a portion of the annuity income payments, it is possible that the remaining annuity income payments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB rider.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

•	received after you reach age 59½,

•	received after your death or because of your disability, or

•

made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.

Qualified Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. Qualified Plan Types

We may issue Contracts for the following types of Qualified Plans.

Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an “IRA.” IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be “rolled over” on a tax-deferred basis into an IRA. The Contract may not fund a “Coverdell Education Savings Account” (formerly known as an “Education IRA”).

Simplified Employee Pensions (SEP IRAs). The Code allows employers to establish simplified employee pension plans, using the employees’ IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.

SIMPLE IRAs. The Code permits certain small employers to establish “SIMPLE retirement accounts,” including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser. Subject to certain exceptions, the 10% penalty tax on premature distributions prior to age 59½ is increased to 25% if the distribution occurs within the first two years after the commencement of the employee’s participation in the plan.

Roth IRAs. The Code permits contributions to an IRA known as a “Roth IRA.” Roth IRAs differ from other IRAs in certain respects, including:

•	Roth IRA contributions are never deductible,

•	“qualified distributions” from a Roth IRA are excludable from income,

•	mandatory distribution rules do not apply before death,

•	a rollover to a Roth IRA must be a “qualified rollover contribution,” under the Code,

•	special eligibility requirements apply, and

•	contributions to a Roth IRA can be made after the Owner has reached age 70½.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.

Any “qualified distribution”, as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59½, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. Purchase payments may be subject to FICA (social security) tax. These annuity contracts are commonly referred to as “tax-sheltered annuities”. If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides optional death benefits that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value (See “Guaranteed Minimum Death Benefit” and “Earnings Based Death Benefit under B. The Accumulation Period—7. Death Benefit”). It is possible that such death benefits could be characterized as incidental death benefits. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

Generally, a 10% penalty tax applies to distributions made before age 59½, unless certain exceptions apply. In addition, tax-sheltered annuity contracts must contain restrictions on withdrawals of:

•	contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

•	earnings on those contributions, and

•	earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59½, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer’s Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

In light of the limitations in the new income tax regulations, the Company will require appropriate written documentation (i.e. information sharing agreements) in order to accept rollovers, transfers, or exchanges into a section 403(b) annuity contract. Before making a rollover, transfer, or exchange to another section 403(b) contract, you should consult your tax adviser about the tax consequences to you.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and subject to, the claims of the general creditors of the sponsoring employer. Those who intend to use the Contracts in connection with such plans should seek competent advice.

Corporate Pension and Profit-Sharing Plans. Section 401(a) of the Code allows corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

The Contract includes optional death benefits that in some cases may exceed the greater of the Purchase Payments or the Contract Value. These death benefits could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, and its value may need to be considered in calculating minimum required distributions, an employer using the Contract in connection with such a plan should consult its tax adviser.

2. Direct Rollovers

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any “eligible rollover distribution” from the Contract will be subject to mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

•	hardship distributions

•	minimum distributions required under Section 401(a)(9) of the Code, and

•	certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments.”

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if (i) the payee (or the payee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) the payee’s non-spouse beneficiary chooses a “direct rollover” from a plan to an IRA established by the direct rollover. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the payee notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

F. OTHER TAX ISSUES

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract in detail, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-skipping transfer tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Definition of “Spouse”. The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and/or for any joint-life coverage under an optional living benefit and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. You should consult a tax advisor for more information on this subject.

Annuity purchases by residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

DISTRIBUTION OF CONTRACTS

We entered into a principal underwriting agreement with Investment Distributors, Inc. (“IDI”), 2801 Highway 280 South, Birmingham, AL 35223, for sale of the Contracts. IDI is a wholly-owed subsidiary of Protective Life Corporation. IDI is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the Financial Industry Regulatory Authority (“FINRA”).

IDI entered into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options may not be available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IDI authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different contract features, charges and investment options.

VOTING RIGHTS

Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders’ meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Owners have voting rights in a Fund or Portfolio based upon the Owner’s proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the payee entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants’ voting rights decrease as Annuity Units decrease.

REPORTS TO CONTRACT OWNERS AND INQUIRIES

Each calendar quarter we send you a statement showing amounts credited to each Subaccount and to the Fixed Account Option. It also shows the interest rate(s) that we are crediting upon amounts held in the Fixed Account Option. In addition, if you transfer amounts among the investment options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds or Portfolios that underlie the Subaccounts in which you invest and a list of the securities held by that Fund or Portfolio. Read all reports carefully. If you find any errors, please contact us promptly to correct them.

You will have access to Contract information through the Interactive Voice Response System (IVR) at (888) 477-9700. You will also be able to access your account information from the website at www.insuranceserviceonline.com.

You may direct inquiries to the selling agent or may call (800)  457-9047 or write to Insurance Services, P.O. Box 758557, Topeka, KS 66675-8557.

DOLLAR COST AVERAGING

Under our Dollar Cost Averaging program, a predesignated portion of any Subaccount or the Fixed Account is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to other Subaccounts and the Fixed Account.

The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and less Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount (other than a Subaccount which maintains a stable net asset value), are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed.

The Owner may select any day of the month except for the 29th, 30th or 31st for the DCA transfers to occur. The Dollar Cost Averaging program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the transfer date.

The minimum transfer amount is $100 per Subaccount or Fixed Account. At the time Dollar Cost Averaging is elected, the total Contract Value in the Subaccount or Fixed Account from which transfers will be made must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

Dollar Cost Averaging ends if:

•	the number of designated monthly transfers has been completed,

•	Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred,

•	we receive your written termination at least five business days before the next transfer date, or

•	the Contract is surrendered or annuitized.

If the General Account balance is at least $10,000, you may elect automatic monthly or calendar quarter transfers of interest accrued in the General Account to one or more of the Subaccounts. Transfers are made within five business days of the end of the month or calendar quarter, as applicable. We must receive the enrollment form at least ten days before the end of the month or calendar quarter, as applicable.

SYSTEMATIC WITHDRAWAL PLAN

We offer a Systematic Withdrawal Plan (“SWP”) allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from the Fixed Account or from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. If the amounts distributed under the SWP exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days’ notice if we amend the SWP. The SWP may be terminated at any time by you or us.

DISCONTINUED ASSET ALLOCATION SERVICE

Effective March 31, 2008, the discretionary asset allocation service under the Managed Investment Advisory Account (“MIAA”) program provided by PMG Asset Management, Inc. (“PMG”), a registered investment adviser with the SEC, has been discontinued. After March 31, 2008, the asset allocation models available in the MIAA program are no longer updated and no additional MIAA program fees are deducted from any variable annuity contracts.

PROVISIONS OF PRIOR CONTRACTS

Certain provisions of the Contract became effective upon the later of June 1, 1993 or the date of state approval. Please consult your Contract for its specific provisions. If the provisions are not yet approved in your state, you will receive an earlier version of the Contract and the following provisions will apply:

Fixed Accumulation Options. Fixed accumulations and benefits under the prior contracts are provided in two Fixed Accumulation Options of the General Account. Any portion of the purchase payment allocated to a Fixed Accumulation Option is credited with interest daily at a rate declared by us in our sole discretion, but not less than 4%.

Transfers During The Accumulation Period. During the Accumulation Period, you may transfer the General Account II Contract value minus 125% of Debt twice during the Contract Year to one or more Subaccounts or to General Account I in the thirty day period following the anniversary of a Contract year or the thirty day period following the date of the confirmation statement provided for the period through the anniversary date, if later.

Withdrawals During The Accumulation Period. You may request a partial withdrawal subject to the following conditions:

•	The amount requested must be at least $500 or your entire interest in the Subaccount, General Account I or General Account II from which withdrawal is requested.

•	Your Contract interest in the Subaccount, General Account I or General Account II from which the withdrawal is requested must be at least $500 after the withdrawal is completed.

Loans. For non-ERISA loans under Section 403(b), the loan interest rate is 6%. While the loan is outstanding, the portion of the General Account Contract Value that equals the debt will earn interest at a rate 2% less than loan rate.

Records Maintenance Charge. We will assess an annual Records Maintenance Charge of $25 during the Accumulation Period against each Contract which has participated in one or more of the Subaccounts during the calendar year whether or not any purchase payments have been made during the year. The imposition of the Records Maintenance Charge will be made on December 31st of each year.

Annuity Unit Value and First Periodic Payment. For purposes of determining the value of an Annuity Unit and the amount of the first annuity payment, the assumed interest rate is 4%, which is also reflected in the annuity tables contained in the Contracts.

LEGAL PROCEEDINGS

From time to time, ZALICO is a party to certain legal and other proceedings incidental to our insurance business. Our management believes that the resolution of these various matters will not result in any material adverse effect on the Separate Account, on our consolidated financial position, or on our ability to meet our obligations under the Contracts. As of the date of this Prospectus, it also appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on Investment Distributors, Inc.’s (“IDI”) ability to perform its obligations under its principal underwriting agreement. There are no material legal proceedings pending to which IDI is a party.

TABLE OF CONTENTS—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, Table of Contents is: Services to the Separate Account; State Regulation; Condensed Financial Information; Experts; Financial Statements; Report of Independent Registered Public Accounting Firm; Financial Statements of Separate Account; Report of Independent Registered Public Accounting Firm; Financial Statements of Zurich American Life Insurance Company; Appendix A State Premium Tax Chart; and Appendix B Condensed Financial Information. The Statement of Additional Information should be read in conjunction with this Prospectus.

EXPERTS

The statutory financial statements and schedules of Zurich American Life Insurance Company as of December 31, 2017 and 2016 and for each of the three years ended December 31, 2017 (prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations—Division of Insurance) and the U.S. GAAP statement of assets, liabilities, and contract owners’ equity of ZALICO Variable Annuity Separate Account as of December 31, 2017 and the related statement of operations and statements of changes in contract owners’ equity for each of the periods presented included in the Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The principal business address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, NY 10017.

FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for ZALICO and the Separate Account. The financial statements of ZALICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also assets attributable to other variable annuity contracts offered by ZALICO through the Separate Account.

CONTRACTS ISSUED MAY 1, 2001 THROUGH FEBRUARY 18, 2002

Guaranteed Retirement Income Benefit: General

The Guaranteed Retirement Income Benefit (“GRIB”) was an optional Contract benefit available under Contracts issued on or after May 1, 2001 and before February 19, 2002. GRIB is not offered on Contracts issued on or after February 19, 2002. We reserve the right to begin offering GRIB at any time.

GRIB provides a guaranteed amount of annuity payments for the lifetime of the Annuitant or for a period certain upon annuitization as described below. GRIB may be exercised only within thirty days after a Contract anniversary after the end of your seven or ten year waiting period or after any subsequent Contract anniversary date. The waiting period may not extend beyond the Annuity Date.

If you elected the GRIB rider, the charge is 0.40% and 0.30% of the Contract Value, respectively, for the seven and ten year waiting periods. The GRIB rider charge is in addition to the Contract charges and expenses appearing in the “Summary of Expenses”. Within 30 days after the second Contract anniversary or any Contract anniversary thereafter, you are permitted to replace your existing GRIB rider with any GRIB rider, if any, then currently being offered by us. The new GRIB benefit and waiting period will begin on the day you elect to replace the existing GRIB rider. You may cancel the GRIB rider at any time by written notice to us. Once cancelled, GRIB may not be elected again. Since any guaranteed benefits under GRIB will be lost, you should carefully consider your decision to cancel GRIB.

GRIB only applies to the determination of income payments upon annuitization in the circumstances described in this section of the Prospectus. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders, or death benefits. If you surrender your Contract, you will not receive any benefit under GRIB.

Annuity Payments with GRIB

Annuity payments are based on the greater of:

(1) the income provided by applying the GRIB base to the guaranteed annuity factors, or

(2) the income provided by applying the Contract Value to the current annuity factors.

The GRIB base is the greater of (1), (2) or (3) listed below, less Debt:

(1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

(2) the total amount of Purchase Payments less adjustments for withdrawals accumulated at 5.00% per year to the earlier of the original Annuitant’s 85th birthday or the GRIB exercise date, increased by Purchase Payments made from the 85th birthday to the GRIB exercise date and decreased by any adjustments for withdrawals from the 85th birthday to the GRIB exercise date; or

(3) the greatest anniversary value immediately preceding the earlier of the original Annuitant’s 86th birthday or the GRIB exercise date, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

For joint annuitants, the age of the older of the original two Annuitants will be used for purposes of (2) and (3) above.

An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract Year. The Dollar for Dollar Base is total premiums less withdrawals assessed a Withdrawal Charge and less any Withdrawal Charges. A proportionate reduction is applicable when the withdrawal and any Withdrawal Charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3) above, reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

(a) is the withdrawal plus any Withdrawal Charges reduced by any dollar for dollar reduction, and

(b) is the Contract Value, adjusted by any Market Value Adjustment, reduced by any dollar for dollar reduction.

The guaranteed annuity factors are based on the “1983 Table a” individual Annuity mortality table developed by the Society of Actuaries, projected using Projection Scale G, with interest at 2.5%. However, for GRIB elections, interest at 3.00% is assumed for all years. Contracts issued in the state of Montana or in connection with certain employer sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.

Since GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.

GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, using the joint ages of the Annuitants.

If you elect GRIB payable for the life of a single Annuitant, we will guarantee payment for a period certain of 5, 10, 15, or 20 years. If you elect GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years.

When the Annuitant dies, (or in the case of joint annuitants, when both, have died) we will automatically continue any unpaid installments for the remainder of the elected period certain. However, if the Beneficiary so elects, we will pay a commuted value of the remaining payments. In determining the commuted value, the present value of the remaining payments in the period certain will be calculated based on the applicable interest rate plus an interest rate adjustment factor. The interest rate adjustment factor is equal to the following:

Number of years remaining in the period certain	Interest rate Adjustment
15 or more years	1.00%
10 or more but less than 15 years	1.50%
less than 10 years	2.00%

The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of due proof of death.

GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

Commutable Annuity Payments

•	If you exercise the GRIB option, you may elect partial lump sum payments during the Annuity Period.

•

Lump sum payments are available only during the period certain applicable under the payout option you elected; for example, lump sum payments can be elected only during the 5, 10, 15, 20 or 25 year certain period that applies to the payout.

•	Lump sum payments are available once in each Contract Year and may not be elected until one year after you elect to exercise GRIB.

•

You may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the payee will begin receiving the original annuitization payment amount again.

•

Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Contracts, the sum of these percentages over the life of the Contract cannot exceed

75%. For Qualified Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

•

In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate of 3% plus an interest rate adjustment. The interest rate adjustment is equal to the following:

Number of years remaining in the period certain	Interest rate Adjustment
15 or more years	1.00%
10 or more but less than 15 years	1.50%
Less than 10 years	2.00%

The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of your request for commutation.

APPENDIX

ZURICH AMERICAN LIFE INSURANCE COMPANY DEFERRED FIXED

AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA

DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities (IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Zurich American Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS publication 590-A, Contributions to Individual Retirement Arrangements (IRAs).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from Federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, write Insurance Services, P.O. Box 758557, Topeka KS 66675-8557, or call (800) 457-9047. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

2. The Contract must be nontransferable by the owner.

3. The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see “Required Distributions”). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of Section 401(a) of the Code, do not apply to Roth IRAs.

If you die on or after the date required minimum distributions under Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see “Rollovers and Direct Transfers”), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAs AND SIMPLE IRAs

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as “qualified employee benefit plans”). Tax-free rollovers can be made from a SIMPLE IRA to another SIMPLE IRA under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA (other than a Roth IRA) from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan. In addition, if you have participated in your SIMPLE IRA for at least two years, certain distributions from retirement plans (pension plan, profit-sharing plan, Keogh, 403(b), 401(k) or governmental 457, but not contributions from Roth 401(k) or Roth 403(b) accounts) are also eligible for rollover to your SIMPLE IRA.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it). Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover or direct transfer from a SIMPLE IRA or, to the extent permitted by law, from another IRA or retirement plan as described above.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAs

1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catch-up” contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $5,500 for 2016. After 2016, the limit may be indexed annually in $500 increments, as determined by the Secretary of Treasury to reflect cost of living increases. An individual who has attained age 50 may make additional “catch-up” IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse’s IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $13,000 for 2016 ($5,500 annual contribution for each individual, plus $1,000 for each individual who has attained age 50).

3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

a. The maximum annual contribution, or

b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses’ IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participant in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

Phase-Out Range
Joint Returns	$99,000–$119,000
Single Taxpayers	$62,000–$ 72,000

The phase-out range for married individuals filing separately is $0–$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, in 2017 the amount of the deductible IRA contribution is phased out for adjusted gross income between $184,000 and $194,000. These amounts may be indexed for cost of living increases in future years.

To designate a contribution as nondeductible, you must file IRS Form 8606, Nondeductible IRAs. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your

IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

7. For tax years beginning before January 1, 2007, a taxpayer may qualify for a tax credit for contributions to an IRA, depending on the taxpayer’s adjusted gross income.

E. SEP IRAs

1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). In 2016, the maximum deductible employer contribution for a SEP IRA is the lesser of $54,000 (may be indexed for cost-of-living increases in future years) or 25% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAs

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $12,500 for 2016 or $15,500 if you are over age 50. After 2016, the limits may be indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $265,000 of compensation in 2016, as may be adjusted for inflation in future years). No other contributions may be made to a SIMPLE IRA.

3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (i.e., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAs

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a “qualified distribution,” as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of a Roth IRA owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAs

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70  1/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the “contribution limit”) generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catch-up” contributions for certain individuals age 50 and older (as discussed in section D, above).

The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

(a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the “applicable dollar amount,” bears to

(b) $15,000 (or $10,000 if you are married).

For this purpose, “adjusted gross income” is determined under the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In 2017, if you are not covered by a retirement plan at work and you are married filing jointly, your contribution limits begin to phase out at $184,000 of modified adjusted gross income, and no contributions are allowed above $194,000. If you are married filing separately and lived with your partner at least some of the year, your contribution limits begin to phase out at $0, and no contributions are allowed above $10,000. For other filers, contribution limits begin to phase out at $117,000, and no contributions are permitted above $132,000. These amounts may be indexed for cost of living increases in future years.

A “qualified rollover contribution” (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAs

1. Rollovers and Transfers—A rollover may be made to a Roth IRA only if it is a “qualified rollover contribution.” A “qualified rollover contribution” is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. Taxation of Rollovers and Transfers to Roth IRAs—A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply.

3. Transfers of Excess IRA Contributions to Roth IRAs—If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. Taxation of Conversions of IRAs to Roth IRAs—All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA’s value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF “NONQUALIFIED DISTRIBUTIONS”). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. Separate Roth IRAs—Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAs

1. Qualified Distributions—Any “qualified distribution” from a Roth IRA is excludible from gross income. A “qualified distribution” is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a “qualified special purpose distribution” (i.e., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. Nonqualified Distributions—A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59  1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

1. To amounts that are rolled over or transferred tax free;

2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

*	Includes applicable withdrawal charges as described in Item T below.

2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

*	Includes applicable withdrawal charges as described in Item T below.

T. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)

1. We deduct a daily charge from your Separate Account Contract Value equal to 1.50%, on an annual basis, of Separate Account Contract Value. May vary if optional riders are elected.

2. A maximum annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account value, if you have participated in a Subaccount during the year. If insufficient values are in the Subaccounts when the charge is assessed, the charge will be assessed against General Account value.

3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the purchase payments (in a given contract year) were received by ZALICO; under one year, 6%; over one to two years, 5%; over two to three years, 4%; over three to four years, 3%; over four to five years, 2%; over five to six years, 1%; sixth year and thereafter, 0%.

4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading “Accumulation Unit Value.”

5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$1,000	14	$17,371	27	$41,703	40	$77,436
2	2,000	15	18,929	28	43,991	41	80,796
3	3,038	16	20,534	29	46,348	42	84,256
4	4,130	17	22,187	30	48,775	43	87,821
5	5,264	18	23,889	31	51,275	44	91,492
6	6,442	19	25,643	32	53,850	45	95,274
7	7,665	20	27,449	33	56,503	46	99,169
8	8,932	21	29,309	34	59,235	47	103,181
9	10,236	22	31,225	35	62,048	48	107,313
10	11,580	23	33,199	36	64,947	49	111,569
11	12,965	24	35,232	37	67,932	50	115,953
12	14,390	25	37,326	38	71,007
13	15,859	26	39,482	39	74,174

*	Includes applicable withdrawal charges.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$1,000	14	$1,513	27	$2,221	40	$3,262
2	1,013	15	1,558	28	2,288	41	3,360
3	1,053	16	1,605	29	2,357	42	3,461
4	1,095	17	1,653	30	2,427	43	3,565
5	1,138	18	1,702	31	2,500	44	3,671
6	1,183	19	1,754	32	2,575	45	3,782
7	1,230	20	1,806	33	2,652	46	3,895
8	1,267	21	1,860	34	2,732	47	4,012
9	1,305	22	1,916	35	2,814	48	4,132
10	1,344	23	1,974	36	2,898	49	4,256
11	1,384	24	2,033	37	2,985	50	4,384
12	1,426	25	2,094	38	3,075
13	1,469	26	2,157	39	3,167

*	Includes applicable withdrawal charges.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2018

PERIODIC PAYMENT

VARIABLE ANNUITY CONTRACTS

ZURICH ADVANTAGE III

Issued By

ZURICH AMERICAN LIFE INSURANCE COMPANY

in Connection With

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT

(formerly KILICO Variable Annuity Separate Account)

HOME OFFICE: 1299 Zurich Way, Schaumburg, Illinois 60196

(847) 605-6120

This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2018. The Prospectus may be obtained from Zurich American Life Insurance Company by writing to us c/o Protective Life Insurance Company at 1707 North Randall Road, Suite 310, Elgin, Illinois 60123-9409, or calling 1-888-477-9700.

SERVICES TO THE SEPARATE ACCOUNT

Recordkeeper and Independent Registered Public Accounting Firm for the ZALICO Variable Annuity Separate Account

Zurich American Life Insurance Company (“ZALICO”) maintains the books and records of the ZALICO Variable Annuity Separate Account (the “Separate Account”). ZALICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of ZALICO. ZALICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance charge (as described in the Prospectus) are borne by ZALICO.

Effective September 3, 2003, ZALICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Chase Insurance Life and Annuity Company (“CILAAC”) (formerly Federal Kemper Life Assurance Company). In a contemporaneous transaction, CILAAC and ZALICO entered into a coinsurance agreement under which CILAAC administers and 100% reinsures certain lines of business currently underwritten by ZALICO, including the Contracts. The coinsurance agreement does not change ZALICO’s obligations to Contractholders under the Contracts and does not create any obligations for CILAAC to Contractholders under the Contracts.

On July 3, 2006, Protective Life Insurance Company (“Protective Life”) of Birmingham, Alabama, acquired CILAAC. Protective Life reinsured 100% of the variable annuity business of CILAAC, including the Contract and certain other registered variable annuity contracts that are funded through the Separate Account, to Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group Limited. On April 1, 2007, CILAAC merged into and with Protective Life. On the date of the merger, Protective Life acquired from CILAAC all of CILAAC’s assets and became directly liable for CILAAC’s liabilities and obligations including the Contracts (underwritten by ZALICO) then outstanding. Protective Life is responsible for administration of the Contracts.

The issuer, benefits and provisions of the Contract were not changed by any of the transactions described above.

The independent registered public accounting firm for the Separate Account and ZALICO is PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York, 10017 for the years ended December 31, 2017, 2016, and 2015. The firm has performed the annual audit of the financial statements of the Separate Account and ZALICO for the years ended December 31, 2017, 2016 and 2015.

The Contracts are no longer available for sale. The Contracts were sold by licensed insurance agents, where the Contracts could be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). The Contracts are distributed through the principal underwriter for the Separate Account, Investment Distributors, Inc (“IDI”) and formerly by Investors Brokerage Services, Inc. (“IBS”), which entered into selling group agreements with affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.

ZALICO pays commissions to the selling broker-dealers, respectively, which may vary but are not anticipated to exceed in the aggregate an amount equal to (6.25%) of Purchase Payments. During 2017, 2016 and 2015, ZALICO incurred gross commissions payable of approximately $4.2, $4.6, and $4.3 million, respectively, to licensed insurance agents.

STATE REGULATION

ZALICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. ZALICO’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, ZALICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

2

CONDENSED FINANCIAL INFORMATION

The tables in Appendix B list the Condensed Financial Information (the accumulation unit values for accumulation unit outstanding) for Contracts with optional benefits yielding variable account charges that fall between the highest and lowest variable account charges possible under the Contract as of December 31, 2017. Tables that represent the maximum and minimum variable account charges possible under the Contract appear in the Prospectus.

EXPERTS

The statutory financial statements and schedules of Zurich American Life Insurance Company as of December 31, 2017 and 2016 and for each of the three years ended December 31, 2017 (prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations—Division of Insurance) and the U.S. GAAP statement of assets, liabilities, and contract owners’ equity of ZALICO Variable Annuity Separate Account as of December 31, 2017 and the related statement of operations and statements of changes in contract owners’ equity for each of the periods presented included in the Statement of Additional Information, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The principal business address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, NY 10017.

FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for ZALICO and the Separate Account. The financial statements of ZALICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends, or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also reflect assets attributable to other variable annuity contracts offered by ZALICO through the Separate Account.

3

Zurich American Life

Insurance Company

Statutory Financial Statements

December 31, 2017 and 2016 and

For the Years Ended December 31, 2017, 2016

and 2015

And Supplemental Schedules

As of and for the Year Ended December 31, 2017

Zurich American Life Insurance Company

Index

December 31, 2017, 2016 and 2015

Page(s)

Independent Auditor’s Report	1-2

Statutory Financial Statements

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus	3

Statutory Statements of Operations	4

Statutory Statements of Changes in Capital and Surplus	5

Statutory Statements of Cash Flows	6

Notes to Statutory Financial Statements	7-46

Supplemental Schedules

Supplemental Schedule of Assets and Liabilities	48-49

Supplemental Summary Investment Schedule

Supplemental Investment Risks Interrogatories	50-52

Report of Independent Auditors

To the Board of Directors and Stockholder of

Zurich American Life Insurance Company

We have audited the accompanying statutory financial statements of Zurich American Life Insurance Company (the “Company”), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2017 and 2016, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for the years then ended December 31, 2017, 2016 and 2015.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations, Division of Insurance (“IDOI”). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America.

Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the IDOI, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on

U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for the years then ended December 31, 2017, 2016 and 2015.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for the years then ended December 31, 2017, 2016 and 2015, in accordance with the accounting practices prescribed or permitted by the IDOI described in Note 2.

Emphasis of Matter

As disclosed in the notes to the financial statements, the Company has entered into significant transactions with Zurich Insurance Group Ltd and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions with wholly unrelated parties.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Investment Risk Interrogatories (collectively, the “supplemental schedules”) of the Company as of December 31, 2017 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory- basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLC

New York, New York

May 1, 2018

2

Zurich American Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

December 31, 2017 and 2016

(in thousands of dollars)	2017	2016

Admitted assets
Cash and invested assets
Fixed maturities, at amortized cost (fair value of $585,992 and $526,636, respectively)	$563,027	$508,379
Investment in subsidiary	21,820	21,215
Contract loans	64,751	62,151
Securities lending reinvested collateral assets	-	-
Cash, cash equivalents and short-term investments	59,189	33,576
Receivables for securities	-	72

Total cash and invested assets	708,787	625,393

Amounts recoverable from reinsurers	12,312	17,924
Federal Income tax receivable	-	16,585
Other amounts receivable under reinsurance contracts	24,593	17,297
Deferred and uncollected premiums	8,383	6,380
Investment income due and accrued	9,437	8,068
Guaranty funds receivable or on deposit	104	108
Receivable from separate accounts	27,592	26,674
Receivables from parent, subsidiaries and affiliates	1,176	608
Deferred income tax asset	-	-
Other assets	506	722
Separate account assets	13,432,426	11,610,441

Total admitted assets	$14,225,316	$12,330,200

Liabilities and Capital and Surplus
Liabilities
Life and annuity reserves	$468,014	$489,214
Accident and health reserves	1,616	725
Deposit-type funds
Supplemental contracts without life contingencies	16,814	16,162
Claims and benefits payable to policyholders	2,295	1,217

Total policy liabilities	488,739	507,318
Other amounts payable on reinsurance	64,324	39,570
Interest maintenance reserve	4,393	4,905
General expenses due or accrued	9,868	11,352
Transfers to Separate Accounts due or accrued	(1,576)	(3,550)
Taxes, licenses and fees due or accrued	37,236	10,329
Federal Income tax payable	50,411	-
Asset valuation reserve	2,328	2,208
Payable to affiliates	2,408	11,039
Securities lending collateral		-
Funds held under coinsurance	5,052	2,469
Commission to agents due or accrued	1,561	1,715
Payable for securities		-

Other liabilities	8,738	8,053
Separate account liabilities	13,432,426	11,610,441

Total liabilities	14,105,908	12,205,849

Capital and surplus
Capital stock ($10 par value – 300,000 authorized shares; 250,000 shares issued and outstanding at 2017 and 2016)	2,500	2,500
Paid-in and contributed surplus	733,969	705,970

Unassigned deficit	(617,061)	(584,119)

Total capital and surplus	119,408	124,351

Total liabilities and capital and surplus	$14,225,316	$12,330,200

The accompanying notes are an integral part of these statutory financial statements.

3

Zurich American Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2017, 2016 and 2015

(in thousands of dollars)	2017	2016	2015

Income
Premium and annuity considerations	$1,579,396	$(31,034)	$22,697
Considerations for supplemental contracts with life contingencies	12,154	15,554	20,667
Net investment income	19,858	20,042	21,084
Amortization of interest maintenance reserve	717	819	934
Separate accounts fees	348,882	327,748	316,008
Separate accounts-related income (expenses), net	88	352	62
Commissions and expense allowances on reinsurance ceded	63,071	68,336	103,355
Ceded miscellaneous fees	(101)	(170)	(116)
Fee income from non-variable separate account funds	1,704	1,824	2,517
Other (expense) income	272	115	-

Total income	2,026,041	403,586	487,208

Benefits and Expenses
Death benefits	38,739	45,333	49,935
Annuity benefits	345,141	216,820	542,971
Disability benefits	1,648	(49)	(537)
Surrender benefits	45,261	47,072	81,685
Interest and adjustments on policy or deposit-type contracts	1,153	4,621	2,117
Payments on supplementary contracts with life contingencies	24,907	22,314	23,594
(Decrease) Increase in aggregate reserves for life policies and contracts	(20,309)	(9,200)	(16,043)
Commissions	55,518	57,488	88,779
Commissions and expense allowances on reinsurance assumed		-	-
General expenses	70,906	73,336	64,949
Insurance taxes, licenses and fees	41,984	6,744	7,483
Increase (Decrease) in loading on deferred and uncollected premiums	(59)	6	55
Net transfers from separate accounts	1,271,935	(139,809)	(455,746)
Reinsured fees associated with separate accounts	33,818	34,019	41,610
Net change in termination value of separate accounts	2	-	1
Ceded fixed/variable expense	100,165	90,570	97,076

Total benefits and expenses	2,010,809	449,265	527,929

Net (loss) gain from operations before federal income tax benefit and realized capital gains (losses)	15,232	(45,679)	(40,721)

Federal income tax expense/(benefit)	49,057	(23,580)	(18,878)

Net (loss) gain from operations before realized capital gains (losses)	(33,825)	(22,099)	(21,843)

Net realized capital gains (losses)	309	984	1,162
Related federal income tax expense (benefits)	125	(467)	(261)
Realized gains (losses) transferred to the interest maintenance reserve	205	640	759

Total realized capital gains (losses)	(21)	811	664

Net (loss) income	$(33,846)	$(21,288)	$(21,179)

The accompanying notes are an integral part of these statutory financial statements.

4

Zurich American Life Insurance Company

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2017, 2016 and 2015

(in thousands of dollars)	Common Capital Stock	Gross Paid-in and Contributed Surplus	Unassigned Deficit	Total Capital and Surplus

Balances at December 31, 2014	$2,500	$705,970	$(538,357)	$170,113
Net loss	-	-	(21,179)	(21,179)
Change in net unrealized capital gains, net of tax	-	-	3,043	3,043
Change in nonadmitted assets	-	-	(3,596)	(3,596)
Change in net deferred tax asset	-	-	2,804	2,804
Change in asset valuation reserve	-	-	(364)	(364)
Change in surplus as a result of change in interest
rates on Deposit Type Contracts, After Tax			631	631
Change in surplus as a result of reinsurance	-	-	(184)	(184)
Interest maintenance reserve generated by transferred coinsurance assets	-	-	(237)	(237)

Balances at December 31, 2015	2,500	705,970	(557,439)	151,031
Net loss	-	-	(21,288)	(21,288)
Change in net unrealized capital losses, net of tax	-	-	184	184
Change in nonadmitted assets	-	-	(2,503)	(2,503)
Change in net deferred tax asset	-	-	(2,083)	(2,083)
Change in liability for reinsurance in unathorized				-
and certified companies			(529)	(529)
Change in asset valuation reserve	-	-	65	65
Change in surplus as a result of 2015 Audit Adjustment	-	-	(131)	(131)
Change in surplus as a result of reinsurance	-	-	(173)	(173)
Interest maintenance reserve generated by transferred coinsurance assets	-	-	(222)	(222)

Balances at December 31, 2016	2,500	705,970	(584,119)	124,351
Net loss	-	-	(33,390)	(33,390)
Change in net unrealized capital losses, net of tax	-	-	605	605
Change in nonadmitted assets	-	-	(9,187)	(9,187)
Change in net deferred tax asset	-	-	9,157	9,157
Change in liability for reinsurance in unathorized			529	529
Change in asset valuation reserve	-	-	(120)	(120)
Change in surplus as a result of paid in capital	-	28,000	-	28,000
Change in surplus as a result of reinsurance	-	-	(161)	(161)
Interest maintenance reserve generated by transferred coinsurance assets	-	-	(208)	(208)

Balances at December 31, 2017	$2,500	$733,970	$ (616,894)	$119,576

The accompanying notes are an integral part of these statutory financial statements.

5

Zurich American Life Insurance Company

Statutory Statements of Cash Flows

Years Ended December 31, 2017, 2016 and 2015

(in thousands of dollars)	2017	2016	2015

Cash from operations
Premiums collected, net of reinsurance	$1,589,495	$(16,758)	$42,581
Net investment income	19,384	19,019	20,608
Miscellaneous income	413,916	398,338	421,821
Benefits and loss related payments	(425,005)	(332,298)	(694,801)
Net transfers from separate accounts	(1,269,961)	141,381	459,006
Commissions, expenses paid and aggregate write-ins for deductions	(284,309)	(257,223)	(312,991)
Dividends paid to policyholders	(1)	(54)
Federal and foreign income taxes recovered (paid)	17,814	12,172	9,167

Net cash (used in) provided by operations	61,333	(35,423)	(54,609)

Cash from investments
Proceeds from investments sold, matured or repaid
Fixed Maturities	120,319	123,551	257,184
Net gains or (losses) on cash, cash equivalents and short-term investments	(6)	3	30
Miscellaneous proceeds	72	110	11,904

Total investment proceeds	120,385	123,664	269,118

Cost of investments acquired
Fixed Maturities	175,553	103,799	200,775
Miscellaneous applications	-	72	-

Total investments acquired	175,553	103,871	200,775

Net increase (decrease) in contract loans	2,600	3,599	3,810

Net cash provided by (used in) investments	(57,768)	16,194	64,533

Cash from financing and miscellaneous sources
Capital contribution	28,000	-	-
Net deposits on deposit-type funds and other liabilities	652	4,073	312
Other cash (applied) provided	(6,604)	(5,364)	(17,459)

Net cash (used in) provided by financing and miscellaneous sources	22,048	(1,291)	(17,147)

Net change in cash, cash equivalents and short-term investments	25,613	(20,520)	(7,223)
Cash, cash equivalents and short-term investments
Beginning of year	33,576	54,096	61,319

End of year	$59,189	$33,576	$54,096

The accompanying notes are an integral part of these statutory financial statements.

6

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

1.	The Company and Nature of Operations

Organization and Description of Business

Zurich American Life Insurance Company (“ZALICO” or the “Company”) is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly owned subsidiary of Zurich American Corporation (“ZAC”), a non-operating holding company incorporated under the laws of the State of Delaware. ZAC is a wholly-owned subsidiary of Zurich Holding Company of America, Inc., (ZHCA) a Delaware Corporation, which in turn is a wholly-owned subsidiary of Zurich Insurance Group Ltd (the “Parent”), a financial services company domiciled in Switzerland.

On September 2, 2010, the Company established a subsidiary, Zurich American Life Insurance Company of New York (“ZALICONY”). In September 2011, ZALICO invested $6,250,000 in ZALICONY which consisted of $2,000,000 in common stock (20,000 shares at $100 per share) and $4,250,000 in paid in capital. In November 2011, the Company invested another $14,840,000 in ZALICONY as paid in capital. ZALICONY issued its stock to ZALICO to make the Company the sole shareholder of ZALICONY. A license to operate as an insurance company was granted by the New York State Department of Financial Services on January 1, 2012.

Effective September 30, 2016, Universal Underwriters Life Insurance Company (“UULIC”) merged with and into ZALICO resulting from a series of transactions between ZAC and ZHCA, the ultimate parent of the Company, with ZALICO being the surviving legal entity (the “Merger”). Prior to the Merger, UULIC and ZALICO were members of the same holding company system, each being under the common control of ZHCA. After completion of the Merger of UULIC into ZALICO, ZALICO remains under the control of ZHCA.

Fixed UL

In March 2016, the Company launched its inaugural fixed interest universal life product, the Zurich Protection UL (“ZPUL”). ZPUL provides valuable death benefit protection with important long-term death benefit guarantees. Riders/benefits available on the base policy include a Lapse Protection Rider that has a premium based - not shadow account based -guaranteed death benefit rider that lasts up to the insured’s age 85-95, depending upon issue age.

Index UL

The Zurich Index Universal Life (“ZIUL”) product has been rebranded and renamed Zurich Value Index UL (“ZVIUL”) and in March of 2012, a companion survivorship version of the product called the Zurich Survivor Index UL (“ZSIUL”) was brought to market. Both products are a flexible premium adjustable life insurance policy with index-linked interest options. The product provides valuable death benefit protection combined with innovative policy value growth potential. The base policy provides important death benefit guarantees with the option at issue to select long-term death benefit guarantees. Policy value growth is supported by both fixed interest and index linked interest crediting alternatives. Net premiums can be allocated into one or a combination of three index linked accounts and two fixed interest accounts. The index interest crediting exposure is reinsured where it can be hedged by the reinsurer.

In March 2015, the Company launched Zurich Protection Index UL (“ZPIUL”). This product is designed to compete with the “Low Premium Peer Group” in the marketplace. The product design remains similar to the ZVIUL, but there are a few differences such as lower rates that will apply to cost of insurance, premiums and targets and new loads which will vary by duration instead of being a set amount across all cells. The index funds also changed in design from multi-index funds to a single index fund for all options and the number of fund accounts from five to six. ZPIUL has numerous other features such as, industry leading chronic illness limits and optionally available long-term death benefit guarantees.

7

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

Level Term

The Company’s Level Term product provides valuable death benefit protection with level premiums available in three durations (10, 15 and 20 years). Premiums are guaranteed for the level premium period selected. The policy will automatically renew each year on the anniversary of the Policy Date if the premiums have been paid and does not require evidence of insurability. The Level Term product provides a contractual right to convert to any Zurich permanent product until the earlier of attained age 75 or the fifth policy anniversary.

Guaranteed Death Benefit Insurance

During the second half of 2010, the Company began marketing and sales of an individual no-lapse guarantee protection product (“NLG”) marketed to the affluent U.S. life insurance market segment. The NLG product is intended to serve the wealth transfer, estate tax planning, and business insurance needs of this market segment. The NLG is flexible premium adjustable life insurance and provides coverage guarantees, death benefit options, a policy loan feature, and three riders.

Life Portability

The Company offers a group term life portability plan option. The plan, if elected by the policyholder, allows eligible employees who lose their employee sponsored life insurance to port their coverage to another group policy underwritten by ZALICO. The prior employee may keep this plan until they obtain coverage through a new employer or until age 70. Premiums are group rated and more affordable than plans offered in the individual market.

Conversion

An optional individual whole life policy is made available to insured’s who may experience a reduction or loss of their employer sponsored life insurance coverage.

Private Placement Variable Annuity

In March 2014, the Company began selling a Private Placement Variable Annuity (“PPVA”) product. PPVA was developed to appeal to individuals, business owners and family office groups. PPVA offers a means of saving for retirement on a tax deferred basis. PPVA is flexible in terms of premium payments, and provides access to a variety of investment options.

Private Placement Individual Variable Universal Life

In February 2012, the Company began selling Private Placement Individual Variable Universal Life Insurance (“PPIVUL”) policies to high net worth individuals. Premiums are flexible, which means they may be paid at any time and in any amount, subject to the Company’s rules and applicable restrictions under the Internal Revenue Code. Premiums are invested in investment divisions of the Company’s Separate Accounts. Death Benefits are based on the policy’s cash value. PPIVUL is meant to provide a funding tool for wealthy individuals facing unique financial challenges such as estate tax and business continuity planning. The PPIVUL policies are reinsured by Zurich Insurance Company Ltd. (“ZIC”), which is an affiliate, Swiss Re Life & Health America Inc., Munich American Reassurance Company, SCOR Global Life USA Reinsurance Company and General Re Life Corp.

Private Placement Variable Universal Life

During the second half of 2011, the Company began marketing and selling Private Placement Variable Universal Life Insurance (“PPVUL”) product. PPVUL is a form of flexible premium group variable life insurance purchased by corporations on their key/officer level employees where the beneficiary is the corporation. PPVUL is designed to assist clients in meeting their commitment to their employees and to fund long term employee benefit obligations. The PPVUL policies are reinsured by Zurich Insurance Company, Bermuda Branch (“ZIBB”).

8

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

Group Term Life/ Accidental Death & Dismemberment

The Company began marketing and sales of its group term life insurance product with an accidental death and dismemberment (“AD&D”) rider in 2010. Plans are marketed through producers and brokers to U.S. employers as part of their employee benefits package. Policies are yearly renewable and include basic life (employer paid) and supplemental (employee paid) life insurance plans to eligible group members and their dependents.

The Company also marketed a small group term life insurance product with optional AD&D benefits through the agency force of Farmers Group, Inc. (“FGI”), an affiliated company until the end of 2015. ZALICO no longer utilizes FGI to market these plans. In force plans continue to be administered by ZALICO.

Group Long Term Disability and Short Term Disability Insurance

The Company began marketing and sales of its group long term disability (“Group LTD”) and short term disability (“Group STD”) income products in 2010. Policies are yearly renewable and include basic coverage and buy-up options which are marketed to employer groups as part of their employee benefits package.

Group LTD plans provide monthly income replacement benefits to disabled employees subject to a monthly maximum. The benefit period starts upon completion of an elimination period and continues as long as the employee remains disabled, or the maximum benefit duration period has been reached. Group STD plans provide weekly income replacement benefits to disabled employees for a limited duration, usually 26 weeks or less. Benefits are subject to a weekly maximum.

Group Term Life Insurance

The Company offered a group term life insurance product (“Group Life”) until the end of 2015. Group Life is marketed through the agency force of Farmers Group, Inc. (“FGI”), an affiliated company. Group Life is a yearly renewable term life insurance product for employers to make available as a part of their employee benefits package. Group Life provides guaranteed issue in limited amounts to group members and allows for conversion to an individual term life policy when a member leaves the group.

DESTINATIONS Product

DESTINATIONS is a registered individual and group variable, fixed and market value adjusted deferred annuity product. DESTINATIONS currently offers 30 variable subaccount investment options with various investment managers, a number of different guaranty periods, a fixed account option, dollar cost averaging, a guaranteed minimum death benefit (“GMDB”) option and a guaranteed retirement income benefit (“GRIB”) option.

The GMDB and GRIB options subject the Company to market risk as the beneficiary or contract holder may receive, due to product guarantees, benefits that exceed the investment performance associated with their account balance. The GMDB and GRIB benefit is the greatest of: i) the contract value (account value); ii) the greatest anniversary value before the exercise (annuitization date or date of death), reset up to age 80 minus previous withdrawals; or iii) purchase payments minus previous withdrawals, accumulated at 5% per annum to age 80.

The GRIB option is a rider to the DESTINATIONS base contract that was available to be purchased at the time the contract was issued. If purchased and later exercised, the GRIB option allows a policyholder to receive a payment stream that may have value in excess of what would otherwise have been generated, without GRIB, by annuitization of their contract value (due to benefit guarantees associated with the GRIB option). For contracts with the GRIB option, the guaranteed value may begin to be realized after seven or more years from contract issue, depending upon issue age. The amount of excess of the GRIB value over the contract value can fluctuate on a daily basis with changes in equity market returns. As such, the ultimate amount paid by the Company, if any, is uncertain and could be significantly more or less than the net amount at risk (as disclosed in Note 7).

9

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

On November 17, 2006, the Company entered into a reinsurance agreement with ZIC (“ZIC Agreement”) to reinsure the net amounts at risk for GMDB and GRIB options on policies issued from May 1, 2000 through February 28, 2003. Subsequently, on December 22, 2008 the Company and ZIC entered into Amendment No.1 to the ZIC Agreement (“Amendment”). Under terms of the Amendment, the Company paid a premium to ZIC of $10,000,000 in consideration for changes in the operation of the ZIC Agreement, for the benefit of the Company, under forecast scenarios where a significant further decline in equity market levels was projected. See Note 8 for a more detailed discussion of the ZIC Agreement and Amendment.

Effective August 1, 2014, ZALICO reduced its cap on deposits in its DESTINATIONS variable annuity product from $1,000,000 to $10,000. This action is consistent with the Company’s rights under these contracts.

In September 2015, the Company announced a Buy Back Offer concerning the DESTINATIONS and Farmers VA I variable annuity contracts. When accepting the Buy Back Offer, contract holders could choose to surrender the contract for a Buy Back amount that consisted of a cash distribution of contract value plus an enhancement amount, or contract owners could choose to use the Buy Back amount to exchange their contracts for another company’s annuity product or for some other eligible investment. Acceptance of the Buy Back Offer was free of surrender charge. The Buy Back Offer was made in three offering periods: September 14, 2015 through December 11, 2015; and January 4, 2016 through January 31, 2016; and July 5 2017 through December 31 2017.

Purchase Agreement

On May 29, 2003, Kemper Corporation (now ZAC) entered into a stock and asset purchase agreement (the “Purchase Agreement”) with Bank One Insurance Holdings, Inc. (“BOIH” or “Bank One”) which, in conjunction with then-associated and subsequent transactions, has resulted in the following:

•	On September 3, 2003 (the “Closing Date”), the Company ceded, through a coinsurance agreement, 100% of its general account liabilities to Protective Life Insurance Company (“PLICO”) with the exception of those relating to the DESTINATIONS product, supplemental contracts arising from the DESTINATIONS product, and business-owned life insurance (“BOLI”) contracts. These general account liabilities included all of the Company’s gross liabilities and obligations, including benefits, claims, taxes, commissions and assessments for certain types of existing individual and group life insurance policies and annuity contracts (collectively referred to as the “Reinsured Policies”). The Reinsured Policies also included certain policies written for a period of twelve months subsequent to the Closing Date. The Company, under the coinsurance agreement, is accepting renewal premium for all of its products.

•	The Company ceded on a modified coinsurance basis its separate account liabilities that are related to the Reinsured Policies. As of December 31, 2017 and 2016, the Company’s separate account reserves subject to the coinsurance agreement with PLICO were approximately $1,021,665,000 and $967,427,000, respectively.

•	PLICO assumed administration of the Reinsured Policies and BOLI contracts of the Company on a long-term basis subject to the oversight of the Company. This included, but was not limited to, policy and policyholder administration, separate account administration, preparing accounting and actuarial information and certain aspects of legal compliance.

•

A trust account was established for the exclusive benefit of the Company (the “Security Trust Account”). The Security Trust Account is funded with assets equal to the general account statutory reserves adjusted for policy loans and interest maintenance reserves reinsured by PLICO, adjusted on a quarterly basis. PLICO is required to maintain the Security Trust Account until the Company’s

10

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

general account statutory reserves of the Reinsured Policies are $400,000,000 or less. As of December 31, 2017 and 2016, the Company’s general account statutory reserves subject to the coinsurance agreement with PLICO were approximately $1,756,569,000 and $1,786,675,000 respectively. The balance in the Security Trust Account was approximately $1,819,759,000 and $1,744,465,000 as of December 31, 2017 and 2016, respectively.

The Company agreed with PLICO that for a period of three years following the Closing Date, it would not, except under limited circumstances, issue any new BOLI policies. Nearly all of the Company’s BOLI policies are reinsured to ZIBB. The account values of these ceded BOLI policies are included in the separate account assets and liabilities on the balance sheet.

BFP Securities LLC

BFP Securities LLC (“BFPS”) and Investment Distributors, Inc. (“IDI”), an affiliate of PLICO, are the principal underwriters for ZALICO’s variable separate accounts. BFPS is also the primary wholesaling distributor of ZALICO’s BOLI and mortality-based funding products. BFPS is a wholly owned subsidiary of Benefit Finance Partners, LLC (“BFP”). BFP is 50% owned by Bancorp Services, L.L.C., an unaffiliated party, and 50% owned by Zurich Benefit Finance LLC, an affiliate of ZALICO.

Business Owned Life Insurance

From 1997 to the effective date of the Purchase Agreement, the Company marketed BOLI policies. BOLI is a form of group life insurance which enables clients to buy variable life insurance on key employees. The policies remain in force until the last insured dies or the policy is surrendered or exchanged. The policyholder has flexibility regarding premiums and the right to allocate premiums to various divisions with differing investment objectives. The policyholders may also borrow from the investment value of the policies, surrender the policies for their cash surrender values or in some cases, make partial withdrawals from the cash surrender values. Death benefits on the life of any insured are at least equal to the face amount on the individual insured provided the cash value relating to the insured is greater than zero.

The Company records as fees cost of insurance charges taken from the separate accounts. Costs of insurance amounts ceded to reinsurers are recorded as a reduction of premiums.

ZIBB reinsures 98% of the mortality risk and 98% of the net amount at risk of the BOLI policies. ZIBB offered a stable value protection (“SVP”) option in conjunction with the BOLI policies. The SVP option allows purchasers of the option to make investments into SVP divisions of the Company’s separate accounts. These SVP divisions purchase value protection from a stable value provider which offers smooth or stabilized investment returns over a specified period of time.

Separate Accounts

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the contract holder assumes the investment risk, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the contract holder. Non-guaranteed separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the contract holder. Mortality, policy administration, and surrender charges to all accounts are included in the revenues of the Company. Changes in liabilities for minimum guarantees are included in the increase in aggregate reserves for life policies and contracts line item in the financial statements.

11

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

2.	Summary of Significant Accounting Policies

Basis of Presentation

The financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Insurance (“IDOI”).

The IDOI recognizes only Statements of Statutory Accounting Principles (“SSAP” or “NAIC SAP”) prescribed or permitted by the State of Illinois for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Illinois Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual version effective January 1, 2001 (“NAIC AP&P”) has been adopted as a component of prescribed or permitted practices by the State of Illinois.

Statutory accounting practices differ from accounting principles generally accepted in the United States of America (“US GAAP”) in the following respects:

Cash and Cash Equivalents

Cash and cash equivalents consists of cash on hand, deposits in banks and other investments, with an original maturity of 90 days or less. Cash and cash equivalents are carried at cost, which approximates fair value as required by the NAIC. Under US GAAP, cash and cash equivalents are carried at fair value.

Investments

Investments in fixed maturities are stated at amortized cost or at values required by the NAIC. Under US GAAP, fixed maturities are reported at fair value or amortized cost based upon management’s intent as to whether fixed maturities are available for sale or will be held until maturity.

In determining fair market value, for the majority of securities, quotes were obtained from third party sources. If quotes from these sources were not available, a broker estimate was used. Differences between cost and admitted asset investment carrying amounts are credited and charged directly to unassigned surplus rather than to a separate component of stockholder’s equity and other comprehensive income.

Asset Valuation Reserve

The asset valuation reserve (“AVR”) is determined by NAIC prescribed formulas, which establish a provision for the risk of asset defaults, and is reported as a liability with changes recorded directly to unassigned surplus. Under US GAAP, no such liability is established.

Interest Maintenance Reserve

An interest maintenance reserve (“IMR”) is provided as required by the IDOI in order to defer certain realized investment gains and losses, net of tax, related to interest rate fluctuations, and to amortize such gains and losses through operating income over the remaining life of the securities sold. Any net unamortized deferred losses are nonadmitted and charged directly to unassigned surplus. No such reserve is required by US GAAP.

Life Policy and Contract Reserves

Life policy and contract reserves under statutory accounting practices are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience.

Acquisition Costs

Under statutory accounting practices, costs of acquiring new business are charged to operations in the year such costs are incurred. Under US GAAP, such costs are deferred and amortized over the premium-paying period of the policies for traditional products, or as a level percentage of gross profits for interest sensitive products.

12

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

Recognition of Revenue and Related Expenses

Under statutory accounting practices, premiums are recognized as revenues when due. For US GAAP purposes, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist principally of whole and term life insurance policies, are recognized as revenues when due. Revenues for universal life insurance policies and for investment products consist of policy charges for the cost of insurance, interest earned, policy administration charges, and surrender charges assessed against policyholder account balances during the year. Expenses related to these products include interest credited to policy account balances, benefit claims incurred in excess of policy account balances and commissions and expense allowances on reinsurance assumed. Revenues also include commissions and expense allowances on reinsurance ceded and reserve adjustments on reinsurance ceded. Under statutory accounting practices, deferred premiums, representing gross premiums less loading, are reported as an admitted asset. Under US GAAP, uncollected premiums are stated at gross amounts and deferred premiums are reflected as a reduction of the related aggregate reserve. Contracts that contain an embedded derivative are not bifurcated between components and are accounted for as part of the host contract, whereas under GAAP, the embedded derivative would be bifurcated from the host contract and accounted for separately.

Reinsurance

Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP purposes. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses. Reserves and reinsurance recoverable on unpaid claims on reinsured business are netted with aggregate reserves and the liability for life policy claims, respectively. Under US GAAP, these reinsured amounts are reflected as an asset.

Federal Income Taxes

Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Deferred income tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. Net deferred tax assets are limited to their admissible amount according to a prescribed formula. Changes in deferred income tax assets and liabilities are reported as adjustments to surplus. Under US GAAP, changes in deferred income taxes are included in income tax expense or benefit and are allocated to continuing operations, discontinued operations, extraordinary items and items charged directly to shareholders’ equity.

Nonadmitted Assets

Certain assets are considered nonadmitted assets for statutory purposes and any changes in such assets are credited or charged directly to unassigned surplus. There are no nonadmitted assets for US GAAP purposes.

Statement of Cash Flows

The statutory basis statement of cash flows is presented as required and differs from the US GAAP presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the IDOI requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

13

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

The Company is liable for guaranty fund assessments related to certain unaffiliated life insurance companies that have become insolvent during the years 2017 and prior. The Company’s financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of expected future premium tax recoveries) that the Company believes will be assessed in the future. According to SSAP No. 35R, “Guaranty Fund and Other Assessments”, guaranty fund assessment (“GFA”) liabilities and estimated premium tax credits as well as the estimated GFA recoverable for the ceded portion of the future liabilities, are to be presented separately in the balance sheet. The majority of the GFA liability is ceded as a result of the Purchase Agreement to Protective Life Insurance Company.

The Company’s guaranty fund liability is $10,298,000 and $10,353,000 at December 31, 2017 and 2016, respectively. Amounts recoverable from reinsurers related to GFA liabilities are $10,276,000 at December 31, 2017 and $10,276,000 at December 31, 2016. The amount and period over which the GFA liabilities are expected to be paid varies by insolvency. Future premium tax recoveries total $104,000 and $85,000 at December 31, 2017 and 2016. Premium tax recoveries vary by state and generally range between five to twenty years.

Business Risks

The Company operates in a business environment that is subject to various risks and uncertainties, including but not limited to, mortality risk, interest rate risk and legal and regulatory changes. The Company is subject to various state and federal regulatory authorities. The potential exists for changes in laws or regulations that can result in additional, unanticipated expense to the Company. Existing federal laws and regulations affect the taxation of life insurance products and insurance companies. There can be no assurance as to whether future legislation might be enacted, or if enacted that would include provisions with possible negative effects on the Company’s life and annuity products.

Going Concern

The Company’s management periodically evaluates whether there is substantial doubt about an entity’s ability to continue as a going concern. Such substantial doubt is determined when relevant conditions and events, considered in the aggregate, indicate that it is probable that an entity will be unable to meet its obligations as they become due within one year after the date that the financial statements are issued. Management has determined that there is not a substantial doubt about the Company’s ability to continue as a going concern.

Investments

Investments are valued as prescribed by the NAIC and as required by the IDOI. All security transactions are recorded on a trade date basis. Investments are recorded on the following bases:

•	Fixed maturities – At cost, adjusted for amortization of premium or discount. Fixed maturities with NAIC designations of 6 are reported at the lower of amortized cost or fair value. Discount or premium on fixed maturities is amortized using the interest method on a prospective basis. A yield to worst amortization method is used to take into consideration any fixed maturity call or sinking fund feature.

•	Loan-backed securities – Are amortized using the interest method including anticipated prepayments at the date of purchase. Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from the respective managers and the prepayment windows and/or cash flows were obtained from Bloomberg. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the prospective adjustment method to securities purchased prior to that date. Loan-backed securities with evidence of deterioration of credit quality for which it is probable that the Company will be unable to collect all contractually required payments receivable are written down to the present value of expected cash flows to be received.

14

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

•	Investment in subsidiary – The Company’s investment in the common stock of its wholly owned insurance subsidiary is accounted and reported under the equity method as described in SSAP No. 97, “Investments in Subsidiary, Controlled and Affiliated Entities”, and valued in accordance with section 3(ii) (D) of the NAIC Valuations Securities manual. Changes in the carrying value of such investments are reflected as unrealized gains or losses in capital and surplus.

•	Short-term investments – The Company records short term investments at cost or amortized cost.

•	Contract loans are carried at the aggregate of the unpaid balance provided the unpaid balance does not exceed either cash surrender value of the policy or the policy reserves. The excess of the unpaid loan balance over the cash surrender value is nonadmitted and reflected as an unrealized capital loss.

•	Upon default or indication of potential default by an issuer of fixed maturity securities, other than mortgage-backed securities, the issue(s) of such issuer would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal year in which the impairment was determined to have become other than temporary. Thereafter, each issue is regularly reviewed and additional write-downs may be taken in light of later developments. Write-downs are included as part of net realized capital gains (losses). Writedowns are included as part of the net realized capital gains (losses). The Company recognized $0, $0, and $1,248 capital losses on bonds due to the other-than-temporary declines in fair value for the years ended December 31, 2017, 2016 and 2015. All loan-backed and structured securities were reviewed to determine if there were any indications of potential for other than temporary impairment classification (“OTTI”). Where such an indication existed, cash flow and credit support analyses were performed. If it was determined that the Company was to receive less than 100% of contractual cash flows, the OTTI impact was measured and recorded in accordance with SSAP 43R Loan-Backed and Structured Securities. There were no fixed maturity write-downs on loan-backed and structured securities for the periods ended December 31, 2017, 2016 and 2015.

Investment Income and Realized Gains and Losses

Investment income is recorded when earned. All investment income due and accrued amounts that are over 90 days past due, are excluded from surplus. The Company had no investment income due and accrued that was over 90 days past due at December 31, 2017, 2016 and 2015.

Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, which are not transferred to the IMR and write-downs are credited or charged to income, net of applicable federal income tax. Unrealized gains and losses, including changes in real estate-related reserves, are credited or charged to surplus, net of deferred tax.

Securities Lending

The Company entered into a securities lending agreement with a lending agent. The agreement authorizes the agent to lend securities held in the Company’s portfolio to a list of authorized borrowers. Concurrent with delivery of the securities, the borrower provides the Company with cash collateral equal to at least 102% of the fair value of domestic loaned securities and 105% of the fair value of foreign loaned securities.

The securities are marked-to-market on a daily basis, and the collateral is adjusted on the next business day. The collateral is invested in overnight repurchases in U.S. Government and Agency securities. Income earned from the securities lending arrangement is shared 25% and 75% between the lending agent and the Company, respectively. Income earned by the Company was approximately $0, $1,000 and $9,000 in 2017, 2016 and 2015, respectively. There were no securities on loan as of December 31, 2017 and 2016; $109,900 was on loan as of December 31, 2015.

15

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

The Company terminated the Securities Lending program in December 2015.

Income and Expenses

Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of premiums and annuity considerations, investment income and policy charges and fees. Expenses consist of benefits, changes in aggregate reserves and policy maintenance costs.

Life and interest-sensitive life insurance contract premiums are recognized as income when due, while annuity contract premiums are recognized as income when received. Expenses, including acquisition costs related to acquiring new and renewal business, such as commissions, are charged to operations as incurred.

Policy Liabilities and Other Policyholders’ Funds

Liabilities for policy reserves on annuity contracts are calculated based on the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Interest crediting rates under the contracts’ accumulation periods range from 2.15% to 7.00%. Guarantee periods range from one to ten years with minimum interest rate guarantees ranging from 2.0% to 4.5%.

Liabilities for life policy reserves and interest-sensitive life insurance contracts are based on statutory mortality and interest requirements without consideration of withdrawals. Liabilities for the majority of these contracts are calculated based on the 1980 Commissioner’s Standard Ordinary (“CSO”) table assuming interest rates ranging from 3.5% to 6.0%.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns the portion of the final premium paid beyond the policy month of death. Surrender values promised in excess of the legally computed reserves, if any, would be included as a component of reserves.

Extra premiums are charged for policies issued on substandard lives according to underwriting classifications. Final reserves are determined by computing the mid-terminal reserve for the plan and holding an additional one half of the net valuation premium for the modal period.

Separate Accounts

The assets of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders. The Company receives administrative fees from the separate accounts and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders.

The assets and liabilities of the separate accounts are carried at the fair value of the underlying contracts. The difference between the fair values of the contracts, and their termination value, is recorded as a negative liability for transfers to separate accounts due or accrued. Changes in termination value of the contracts are recognized through the Company’s net loss from operations as a component of net transfers to (from) the separate accounts rather than directly to surplus. The assets are invested primarily in a series of mutual funds managed by Deutsche Investments, and other unaffiliated mutual fund managers.

Reinsurance

In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims and other claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. An additional protection is the existence of a security trust. Several of the Company’s reinsurance contracts require that the reinsurer fund a trust, with the fair value of the assets at least equal to the book value of the statutory liabilities reinsured.

16

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

Federal Income Taxes

The Company has applied the NAIC Statement of Statutory Accounting Principles No. 101, “Income Taxes”. Income tax incurred is recognized by applying the enacted income tax law. Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Changes in admitted deferred tax assets (DTA) and liabilities (DTL) are recognized as adjustments to surplus. DTAs are first subjected to a valuation allowance assessment. Net DTAs remaining after the valuation allowance assessment are considered admitted assets based upon specific criteria, which consider the reversal pattern of DTAs and surplus. The reversal pattern and surplus limitation parameters in the admission tests are determined based on the risk-based capital levels.

The Company records interest and penalties related to income tax contingencies as a component of income tax expense.

Nonadmitted Assets

Certain assets, designated as “nonadmitted assets”, have been excluded from the statutory statements of admitted assets, liabilities and capital and surplus through a direct charge against unassigned surplus.

Statement of Cash Flows

The Company defines cash as cash in banks and money market accounts and considers all highly liquid investments, with maturity of one year or less when purchased, to be short-term investments.

Principles-based Reserving

In June 2016, the NAIC adopted a recommendation that will activate a principles-based reserving approach for life insurance products. Principles-based reserving replaces the reserving methods for life insurance products for which the current formulaic basis for reserves may not accurately reflect the risks or costs of the liability or obligations of the insurer. The principles-based reserving approach has a three-year phase-in period. At the Company’s discretion, it may be applied to new individual life business beginning as early as January 1, 2017, and must be applied for all new individual life business issued January 1, 2020 and later. The Company may select different implementation dates for different products. As of December 31, 2017, the Company has not adopted Principles Based Reserving. Due to reinsurance, the Company expects there will be no impact from its adoption.

Change in Valuation Basis

At December 31, 2015, the Company changed the interest rates used for the valuation of certain Supplementary Contracts Not Including Life Contingencies. The impact of this change net of reinsurance for the period ending on December 31, 2015 was a decrease of $971,000 for deposit type contracts. The net impact on the Company’s surplus for the period ending December 31, 2015 was an increase of $631,000.

Reclassification

Certain prior year amounts have been reclassified to conform to the current year’s presentation. These reclassifications have no effect on net income or capital and surplus as previously reported.

3.	Business Combinations and Goodwill

On September 30, 2016, ZALICO received from its parent, Zurich American Corporation (“ZAC”), a capital contribution of $25,680,521 comprised of UULIC common stock and additional paid in capital. The Company then merged with UULIC on the same date with the Company as the surviving entity. The transaction was treated as a non-economic transaction, recorded at the lower of existing book value or fair value at September 30, 2016. ZALICO eliminated the capital common stock of UULIC upon merging of the balance sheets.

17

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

Pre-merger separate company revenue, net income, and other surplus adjustments for the nine months ended September 30, 2016 were $298,200,623, $(15,693,887), $110,249,705, respectively for the Company and $8,766,010, $2,305,498, $25,680,521, respectively for UULIC.

4.	Investments

The components of investment income by type of investment for the Years Ended December 31, 2017, 2016 and 2015 are as follows:

(in thousands of dollars)	2017	2016	2015

Fixed maturities	$18,434	$19,177	$20,261
Contract loans	2,886	2,858	2,539
Cash, cash equivalents and short-term investments	601	188	66
Other	6	9	25

Gross investment income	21,927	22,232	22,891

Less: Investment expenses	(2,069)	(2,190)	(1,807)

Net investment income	$19,858	$20,042	$21,084

In 2017, 2016 and 2015, the Company’s investment expenses included fees of approximately $240,000, $291,000 and $341,000, respectively, to Deutsche Investment Management Americas, Inc., a third party.

In 2017, 2016 and 2015, the Company’s investment expenses included fees of approximately $188,000, $129,000, and $0 respectively, to Prudential Private Placement Investors L.P., a third party.

Investment expenses included the following fees paid to the Company’s various affiliated investment managers:

In 2017, 2016 and 2015, the Company’s investment expenses included fees of approximately $287,000, $442,000, and $207,000 respectively, to Zurich Investment Services Limited.

In 2017, 2016 and 2015, the Company’s investment expenses included fees of approximately $791,000, $650,000, and $814,000 respectively, to Zurich Global Investment Management.

In 2017, 2016 and 2015, the Company’s investment expense included fees of approximately $116,000, $115,000, and $112,000 respectively, to Farmers Group Inc.

Realized Gains and Losses

Realized gains and losses on sales, redemptions and impairments of investments are determined based on the actual cost of the securities based on specific identification.

Realized investment gains and losses for the Years Ended December 31, 2017, 2016 and 2015 are as follows:

(in thousands of dollars)	2017	2016	2015

Fixed maturities	$315	$981	$1,132
Cash, cash equivalents, and short term	$(6)	$3	$30
Transfer to (from) interest maintenance reserve	(205)	(640)	(759)
Add: Tax impact from net realized gains and losses	(125)	467	261

	$(21)	$811	$664

18

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

Unrealized Gains and Losses on Fixed Maturities

Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of fixed maturities, as of December 31, 2017 and 2016 are as follows:

	2017
(in thousands of dollars)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Fixed maturities
U.S. government	$67,297	$567	$(307)	$67,557
Other governments	-	-	-	-
Political subdivisions	3,717	1,098	-	4,815
Special revenues	61,670	3,118	(537)	64,251
Industrial and miscellaneous (unaffiliated)	430,343	20,868	(1,842)	449,369
Loan-backed securities	-	-	-	-

Total Fixed maturities	$563,027	$25,651	$(2,686)	$585,992

	2016
(in thousands of dollars)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

Fixed maturities
U.S. government	$30,636	$516	$(610)	$30,542
Other governments	-	-	-	-
Political subdivisions	3,581	942	-	4,523
Special revenues	64,485	2,433	(318)	66,600
Industrial and miscellaneous (unaffiliated)	409,677	17,677	(2,383)	424,971
Loan-backed securities	-	-	-	-

Total Fixed maturities	$508,379	$21,568	$(3,311)	$526,636

Unrealized Losses on Fixed Maturities

Fair value and gross unrealized losses of fixed maturities as of December 31, 2017 and 2016 were as follows:

	2017
	Unrealized Losses		Unrealized Losses
	Less Than 12 Months		Greater Than 12 Months
(in thousands of dollars)	Estimated Fair Value	Gross Unrealized Losses	Gross Estimated Fair Value	Estimated Unrealized Losses

Fixed maturities
U.S. government	$45,640	$(219)	$9,996	$(80)
Industrial and miscellaneous (unaffiliated)	75,818	(705)	20,438	(519)
Loan-backed securities	96,270	(620)	30,010	(543)

Total Fixed maturities	$217,728	$(1,544)	$60,444	$(1,142)

19

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

	2016
	Unrealized Losses		Unrealized Losses
	Less Than 12 Months		Greater Than 12 Months
(in thousands of dollars)	Estimated Fair Value	Gross Unrealized Losses	Gross Estimated Fair Value	Estimated Unrealized Losses

Fixed maturities
U.S. government	$23,773	$(606)	$-	$-
Industrial and miscellaneous (unaffiliated)	73,876	(1,611)	2,246	(119)
Loan-backed securities	85,821	(781)	6,547	(194)

Total Fixed maturities	$183,470	$(2,998)	$8,793	$(314)

As of December 31, 2017 and 2016, fixed maturities represented 100% of the Company’s total unrealized loss amount for both years, which was comprised of 225 and 145 securities, respectively.

As of December 31, 2017 and 2016, there were no securities with a fair value less than 80% of the securities’ amortized cost for greater than 12 continuous months.

As of December 31, 2017 and 2016, fixed maturities in an unrealized loss position for less than 12 months were comprised of 176 and 130 securities, of which 100% and 93%, of fair value of $217,727,000 and $169,841,000, respectively were comprised of securities with fair value to amortized cost ratios at or greater than 95%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

Fixed maturities in an unrealized loss position for greater than 12 months as of December 31, 2017 and 2016 were comprised of 49 and 15 securities with a total fair value of $60,444,000, and $8,793,000, respectively. The unrealized loss of $1,141,000, and $314,000 at December 31, 2017 and 2016, respectively relates to industrial and miscellaneous, U.S. Special Revenues, and U.S. Government securities. The decline in fair value for these securities is primarily attributable to changes in interest rates. A variety of data is reviewed, including the aging and severity of unrealized losses; watch lists distributed by the asset managers, deviations in market prices between months, and results of tests indicating if any fixed maturity securities with unrealized losses have a credit rating below investment grade for 12 consecutive months. Fixed maturities, except mortgage-backed securities, classified as noninvestment grade (NAIC designation 3 or below) and for which it is determined that the collection of all contractual cash flows are not probable, are written down to fair value and a loss is recognized. Mortgage-backed securities with evidence of deterioration of credit quality for which it is probable that the Company will be unable to collect all contractually required payments receivable, are written down to the present value of expected cash flows to be received.

Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company’s investment. Because the decline in fair value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be at maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2017.

Concentrations of Credit Risk

The Company is not exposed to any significant concentration of credit risk of a single or group non-governmental issuer. Concentration of credit risk could exist when changes in economic, industry or geographic factors similarly affect groups of counter-parties whose aggregate credit exposure is material in relation to the Company’s total exposure.

20

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

Loan-Backed Securities

There were no loan-backed securities impaired during 2017 due to intent to sell or inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis. Loan-backed securities with evidence of deterioration of credit quality for which it is probable that the Company will be unable to collect all contractually required payments receivable, are written down to the present value of expected cash flows to be received. In determining the impairments for loan-backed securities, a review of default rate, credit support and other key assumptions is made on the security level.

Maturities of Fixed Maturities

The amortized cost and estimated fair value of fixed maturities, by contractual maturity, at December 31, 2017 and 2016 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed securities provide for periodic payments throughout their life. As the stated maturities of such securities may not be indicative of actual maturities, the totals for mortgage-backed securities are shown separately.

	2017		2016
(in thousands of dollars)	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$48,066	$48,324	$17,930	$18,045
Due after 1 year through 5 years	113,808	115,019	105,701	109,298
Due after 5 years through 10 years	99,735	101,188	69,701	70,296
Due after 10 years	113,439	133,245	115,130	128,139

	375,048	397,776	308,462	325,778

Mortgage-backed securities	187,979	188,216	199,917	200,858

	$563,027	$585,992	$508,379	$526,636

Proceeds from sales of fixed maturities and gross realized gains (losses) on such sales and impairments for the years ended December 31, 2017, 2016, and 2015 are as follows:

(in thousands of dollars)	Gross Gains	Gross Losses	Proceeds

2017
Fixed maturities	$617	$(302)	$69,134

2016
Fixed maturities	$1,528	$(545)	$62,932

2015
Fixed maturities	$1,509	$(371)	$166,305

Fixed maturities with an amortized cost of approximately $4,506,000 and $6,091,000 were on deposit with regulatory authorities at December 31, 2017 and 2016, respectively, to satisfy regulatory requirements. The fair value of these securities was approximately $4,490,000 and $6,451,000 as of December 31, 2017 and 2016, respectively.

21

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

Structured Notes

The company held the following Structured Notes as of December 31, 2017 and 2016:

(in thousands of dollars)
2017
CUSIP Identification	Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage - Referenced Security (Y/N)
039483BC5	$ 378	$ 487	$ 377	N
404280BJ7	$ 1,029	$ 1,013	$ 1,027	N
Total	$ 1,407	$ 1,500	$ 1,404

(in thousands of dollars)
2016
CUSIP Identification	Actual Cost	Fair Value	Book/Adjusted Carrying Value	Mortgage - Referenced Security (Y/N)
039483BC5	$ 378	$ 453	$ 378	N
Total	$ 378	$ 453	$ 378

Restricted Assets

As of December 31, 2017 and 2016, the Company has the following restricted assets:

2017
Gross Restricted										Percentage
Current Year

	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Protected Cell Account Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ Decrease	Total NonAdmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Asset	Admitted Restricted to Total Admitted Assets
Subject to reverse repurchase agreements	-	-	-	-	-	-	-	-	-	0.00%	0.00%
On deposit with states regulatory bodies	4,506	-	-	-	4,506	6,091	(1,585)	-	4,506	0.00%	0.00%

Total restricted assets	4,506	-	-	-	4,506	6,091	(1,585)	-	4,506	0.00%	0.00%

22

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

2016
Gross Restricted										Percentage
Current Year

	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Protected Cell Account Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ Decrease	Total NonAdmitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Asset	Admitted Restricted to Total Admitted Assets
Subject to reverse repurchase agreements	-	-	-	-	-	-	-	-	-	0.00%	0.00%
On deposit with states regulatory bodies	6,091	-	-	-	6,091	6,113	(22)	-	6,091	0.00%	0.00%

Total restricted assets	6,091	-	-	-	6,091	6,113	(22)	-	6,091	0.00%	0.00%

5.	Fair Value of Financial Instruments

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP 100. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the company has the ability to access at the measurement date. Level 1 securities include money market funds and exchange traded equity and derivative securities.

Level 2 Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a. Quoted	prices for similar assets or liabilities in active markets

b. Quoted	prices for identical or similar assets or liabilities in nonactive markets

c. Inputs	other than quoted market prices that are observable

d.	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These measurements include circumstances in which there is little, if any, market activity for the asset or liability and reflect management’s own judgments about the assumptions a market participant would use in pricing the asset or liability.

At the end of each reporting period, the Company evaluates whether or not an event has occurred that would transfer any of these securities between Level 1 and Level 2. This policy also applies to transfers in and out of Level 3.

23

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables provide information as of December 31, 2017 and December 31, 2016 about the Company’s financial assets and liabilities measured at fair value:

	2017
(in thousands of dollars) Assets	Quoted Prices Active Markets for Identical Assets Level 1	Significant Observable Inputs Level Level 2	Significant Unobservable Inputs Level Level 3	Total

Separate account assets	$1,901,515	$11,073,699	$457,212	$13,432,426

	$1,901,515	$11,073,699	$457,212	$13,432,426

Liabilities

Separate account liabilities		$13,432,426		$13,432,426

	$-	$13,432,426	$-	$13,432,426

	2016
(in thousands of dollars) Assets	Quoted Prices Active Markets for Identical Assets Level 1	Significant Observable Inputs Level Level 2	Significant Unobservable Inputs Level Level 3	Total

Separate account assets	$2,120,087	$9,104,291	$386,063	$11,610,441

	$2,120,087	$9,104,291	$386,063	$11,610,441

Liabilities

Separate account liabilities		$11,610,441		$11,610,441

	$-	$11,610,441	$-	$11,610,441

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the open-ended mutual funds are included in Level 1. The open-ended mutual funds are valued at the net asset values of the respective portfolios as of December 31, 2017. There are no restrictions on purchases or sales of these open-ended mutual funds. The privately managed funds assets are categorized in Level 2 or 3 based on the following classifications of the portfolio of investments which support each privately managed fund. The bonds are classified into Level 1, 2 or 3, based on the availability of quoted prices or valuation techniques utilized. The short-term investments are included in Level 1. The investment income due and accrued amount is allocated to the same level as the associated security for which it is due. The stable value asset is categorized as Level 2. Level 2 investments are priced using quoted market prices as an input. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

24

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

The Company had no transfers between Level 1 and Level 2 of the fair value hierarchy for the years ended December 31, 2017 and 2016.

Changes in Level 3 Assets Measured at Fair Value

The following table summarizes the changes in assets classified as Level 3 for the years ended December 31, 2017 and 2016. Gains and losses reported in this table may include changes in fair value that are attributable to both observable and unobservable inputs:

	2017
(in thousands of dollars)	Beginning Fair Value	Total Gains/ (Losses) Included in Net Income	Purchases	Sales	Transfer in/(out) of Level 3	Ending Fair Value

Separate account assets	$386,063	$35,482	$89,425	$ (53,757)	$-	$457,213

	2016
(in thousands of dollars)	Beginning Fair Value	Total Gains/ (Losses) Included in Net Income	Purchases	Sales	Transfer in/(out) of Level 3	Ending Fair Value

Separate account assets	$260,190	$10,426	$142,029	$(26,582)	$-	$386,063

Fair Values of Financial Instruments and its Levels within Fair Value Hierarchy

The following table provides information as of December 31, 2017 and 2016 about the fair values and admitted values of the Company’s financial instruments and its levels within the fair value hierarchy:

	2017
(in thousands of dollars)
Type of Financial Instrument	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets	$585,992	$563,027	$-	$580,230	$5,762	$-
Fixed Maturities						$-
Cash, Cash Equivalents and Short-Term Investments	59,189	59,189	59,189	-	-	-
Receivable for Securities		-	-	-	-	-
Contract Loans	64,751	64,751	-	-	-	64,751
Accrued Investment Income	9,437	9,437	9,437	-	-	-
Separate Account Assets	13,432,426	13,432,426	807,109	12,168,105	457,213	-

Total Assets	$14,151,795	$14,128,830	$875,735	$12,748,335	$462,975	$64,751

Liabilities
Deposit Type Contracts					-	-
Separate Account Liabilities	13,432,426	13,432,426	-	13,432,426	-	-

Total Liabilities	$13,432,426	$13,432,426	$-	$13,432,426	$-	$-

25

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

	2016
(in thousands of dollars)
Type of Financial Instrument	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	Not Practicable (Carrying Value)
Assets
Fixed Maturities	$526,636	$508,379	$-	$512,648	$13,988	$-
Cash, Cash Equivalents and Short-Term Investments	33,576	33,576	33,576	-	-	-
Receivables for Securities	72	72	72	-	-
Accrued Investment Income	8,068	8,068	8,068	-	-	-
Separate Account Assets	11,610,441	11,610,441	2,120,087	9,104,291	386,063	-

Total Assets	$12,178,793	$12,160,536	$2,161,803	$9,616,939	$400,051	$-

Liabilities
Deposit Type Contracts	$16,162	$16,162	$-	$16,162	$-	$-
Separate Account Liabilities	11,610,441	11,610,441	-	11,610,441	-	-

Total Liabilities	$11,626,603	$11,626,603	$-	$11,626,603	$-	$-

Methods and Assumptions to Estimate Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of financial instruments as of December 31, 2017 and 2016:

Fixed maturities

The estimated fair values of fixed maturities is valued in accordance with the NAIC’s Purposes and Procedures Manual of the Securities Valuation Office (“SVO”). In those instances where fair value is not available from the SVO, then fair value is based upon quoted market prices, dealer quotes, and prices obtained from independent pricing services, generally broker dealers. Unless representative trades of securities actually occurred at year end, these quotes are generally estimates of fair value based on an evaluation of appropriate factors such as trading in similar securities, yields, credit quality, coupon rate, maturity, type of issues and other market data.

Contract Loans

The carrying amounts of these items approximate fair market values because interest rates are generally variable and based on current market rates.

Cash, Cash Equivalents and Short-term Investments

The carrying amounts of these items approximate fair value.

Deposit Type Contracts

The estimated fair value is currently equal to book value and is based on the present value of the future payments.

Separate Accounts

The separate accounts assets are carried at fair value based on the reported net asset value (“NAV”) per share of the respective portfolios at December 31, 2017 and December 31, 2016. Accumulation values are computed daily based on the change in fair market value of the NAV of the subaccount less mortality and expense risk charges for the subaccount. The carrying amounts of the separate accounts liabilities are a reasonable estimate of their fair value.

26

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

The carrying value and estimated fair value of the Company’s financial instruments as of December 31, 2017 and 2016 were as follows:

	2017		2016
(in thousands of dollars)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

Financial instruments recorded as assets
Fixed maturities	$563,027	$585,992	$508,379	$526,636
Contract loans	64,751	64,751	62,151	62,151
Cash, cash equivalents and short-term investments	59,189	59,189	33,576	33,576
Securities lending - collateral	-	-	-	-
Separate account assets	13,432,426	13,432,426	11,610,441	11,610,441

Financial instruments recorded as liabilities
Securities lending liabilities	-	-	-	-
Separate account liabilities	13,432,426	13,432,426	11,610,441	11,610,441

6.	Income Taxes

Components of Deferred Tax Assets (“DTAs”) and Deferred Tax Liabilities (“DTLs”) at December 31, 2017 and 2016, as well as changes herein, comprise the following components:

	2017
(in thousands of dollars)	Ordinary	Capital	Total

Gross deferred tax assets	$62,573	$1,190	$63,763
Statutory valuation allowance adjustment	-	-	-

Adjusted gross deferred tax assets	62,573	1,190	63,763
Deferred tax assets nonadmitted	56,155	1,190	57,345

Subtotal net admitted deferred tax asset	6,418	-	6,418

Deferred tax liabilities	6,418	-	6,418

Net admitted deferred tax asset	$-	$-	$-

	2016
(in thousands of dollars)	Ordinary	Capital	Total

Gross deferred tax assets	$54,578	$177	$54,755
Statutory valuation allowance adjustment	-	-	-

Adjusted gross deferred tax assets	54,578	177	54,755
Deferred tax assets nonadmitted	48,012	177	48,189

Subtotal net admitted deferred tax asset	6,566	-	6,566

Deferred tax liabilities	6,566	-	6,566

Net admitted deferred tax asset	$-	$-	$-

27

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

	Change
(in thousands of dollars)	Ordinary	Capital	Total

Gross deferred tax assets	$7,995	$1,013	$9,008
Statutory valuation allowance adjustment	-	-	-

Adjusted gross deferred tax assets	7,995	1,013	9,008

Deferred tax assets nonadmitted	8,143	1,013	9,156

Subtotal net admitted deferred tax asset	(148)	-	(148)

Deferred tax liabilities	(148)	-	(148)

Net admitted deferred tax asset	$-	$-	$-

The SSAP No. 101 admission calculation components at December 31, 2017 and 2016 are as follows:

	2017
(in thousands of dollars)	Ordinary	Capital	Total

(a) Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$-	$-	$-
(b) Adjusted Gross Deferred Tax Assets Expected To Be Realized After Application of the Threshold Limitation	-	-	-
(b.i) Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	-	-	-
(b.ii) Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	-	-	18,262
(c) Adjusted Gross Deferred Tax Assets Offset by Gross Deferred Tax Liabilities.	6,418	-	6,418

(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101.	$6,418	$-	$6,418

Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount.			764%

Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation			$121,904

	2016
(in thousands of dollars)	Ordinary	Capital	Total

(a) Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$-	$-	$-
(b) Adjusted Gross Deferred Tax Assets Expected To Be Realized After Application of the Threshold Limitation	-	-	-
(b.i) Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	-	-	-
(b.ii) Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	-	-	18,653
(c) Adjusted Gross Deferred Tax Assets Offset by Gross Deferred Tax Liabilities.	6,566	-	6,566

(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101.	$6,566	$-	$6,566

Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount.			804%

Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation			$126,560

28

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

	Change
(in thousands of dollars)	Ordinary	Capital	Total

(a) Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$-	$-	$-
(b) Adjusted Gross Deferred Tax Assets Expected To Be Realized After Application of the Threshold Limitation	-	-	-
(b.i) Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	-	-	-
(b.ii) Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.			(391)
(c) Adjusted Gross Deferred Tax Assets Offset by Gross Deferred Tax Liabilities.	(148)	-	(148)

(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101.	$(148)	$-	$(148)

Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount.			-40%

Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation			$ (4,656)

The impact of Tax Planning Strategies at December 31, 2017 and 2016 includes:

	2017		2016		Change
(in thousands of dollars)	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital

Adjusted gross DTAs	62,573	1,190	54,578	177	7,995	1,013
Percentage of adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies attributable to that tax character	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

Net admitted adjusted gross DTAs	6,418	-	6,566	-	(148)	-
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies attributable to that tax character	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%

The Company is currently recognizing all deferred tax liabilities.

Current income taxes incurred consist of the following major components for the years ended December 31, 2017 and 2016:

(in thousands of dollars)	2017	2016	Change

Federal	$49,057	$(23,580)	$72,637
Foreign	-	-	-

Subtotal	49,057	(23,580)	72,637
Federal Income tax on net capital gains	125	(467)	592

Federal and foreign income taxes incurred	$49,182	$ (24,047)	$73,229

29

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

As of December 31, 2017 and 2016, the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

(in thousands of dollars)	2017	2016	Change

Deferred tax assets
Ordinary
Unearned premium reserves	$5	$-	$5
Policyholder reserves	7,455	8,946	(1,491)
Investments	34	-	34
Deferred acquisition costs	51,236	38,977	12,259
Nonadmitted assets	1,918	3,187	(1,269)
Compensation and benefits accrual	1,460	1,988	(528)
Tax credit carryforward	-	-	-
Other	409	742	(333)
Accruals not currently deductible	56	738	(682)

	62,573	54,578	7,995

Statutory valuation allowance adjustment	-	-	-
Nonadmitted deferred tax assets	56,155	48,012	8,143

Admitted ordinary deferred tax assets	6,418	6,566	(148)

Capital
Investments	417	177	240
Other	773	-	773

	1,190	177	1,013
Nonadmitted deferred tax assets	1,190	177	1,013

Admitted capital deferred tax assets	-	-	-

Admitted deferred tax assets	6,418	6,566	(148)

Deferred tax liabilities
Ordinary
Policyholder reserves	4,546	4,248	298
Fixed assets	202	-	202
Investments	390	521	(131)
Deferred and uncollected premium	1,270	1,546	(276)
Other	10	251	(241)

Total deferred tax liabilities	6,418	6,566	(148)

Net admitted deferred tax assets/liabilities	$-	$-	$-

In response to the Tax Cuts and Jobs Act enacted December 22, 2017, the Company’s DTAs and DTLs are re-measured using the enacted rate of 21%. Using December 31, 2017 as the re-measurement date, the impact due to the change in tax rate to the three components of surplus are as follows: the change in net deferred income tax is $(38)M, the change in the non-admitted DTAs is $38M, and the change in net unrealized capital gains/losses is zero.

The Act modified the provisions applicable to the determination of the tax basis of life reserves. This modification replaces prior law of determining the tax basis of life reserves with a fixed discount percentage. The changes in calculation from the different method of accounting are provisional and are reflected in the company’s DTAs and DTLs as of December 31, 2017. These provisions have no effect on the net deferred income tax balances before consideration of admissibility. With respect to admissibility impacts, we do not believe such impacts would have a material negative impact on surplus.

30

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

The change in net deferred income taxes, net of any valuation allowance, is composed of the following:

(in thousands of dollars)	2017	2016	Change

Total deferred tax assets	$63,764	$54,755	$9,009
Total deferred tax liabilities	6,418	6,566	(148)

Net deferred tax asset	$57,346	$48,189	9,157

Tax effect of unrealized (gains) losses			-

Change in net deferred income tax benefit (charge)			$9,157

Reconciliation of Federal Income Tax Rate to Actual Effective Rate

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate at 35% to income before income taxes. The significant items causing this difference are as follows:

(in thousands of dollars)	2017	2016	2015

Provision computed at statutory rate	$5,368	$(15,643)	$(13,976)
Amortization of interest maintenance reserve	(180)	(287)	(327)
Separate accounts dividend received deduction	(2,202)	(1,867)	(2,402)
Ceding commission included in surplus	(129)	(138)	(147)
Change in reserve on account of change in valuation basis	-	-	340
Nonadmitted assets	(10)	(504)	(842)
Provision to return	(822)	(4,183)	(650)
Rate Adjustment - P&L	37,032	-	-
Rate Adjustment - Equity	1,199	-	-
Reinsurance expense	-	-	-
IRS Audit Adjustment	(226)	-	(3,632)
Other	(4)	857	34

	$40,025	$(21,765)	$(21,602)

Federal income tax incurred	$49,057	$(23,580)	$(18,878)
Tax on capital gains (losses)	125	(467)	(261)
Less: Change in net deferred income tax	(9,157)	2,282	(2,463)

Total statutory income taxes	$40,025	$(21,765)	$(21,602)

As of December 31, 2017 the Company did not have any operating loss carryforwards.

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2017	$-
2016	-
2015	-
Deposits admitted under IRC §6603	None

31

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

The Company’s federal income tax return is consolidated with the following entities, with Zurich Holding Company of America, Inc. as the parent:

American Guarantee and Liability Insurance Company	Zurich Agency Services, Inc.
American Zurich Insurance Company	Zurich Alternative Asset Management, LLC
Colonial American Casualty & Surety Company	Zurich American Insurance Company
Empire Fire and Marine Insurance Company	Zurich American Insurance Company of Illinois
Empire Indemnity Insurance Company	Zurich American Corporation
Fidelity & Deposit Company of Maryland	Zurich American Life Insurance Company
Hoplite Reinsurance Company of Vermont, Inc.	Zurich American Life Insurance Company of New York
Maunalua Associates, Inc.	Zurich CZI Management Holding, Ltd.
Rural Community Insurance Agency, Inc.	Zurich E & S Insurance Brokerage, Inc.
Rural Community Insurance Company	Zurich F & I Reinsurance t & C Limited
Steadfast Insurance Company	Zurich Global, Ltd.
The Zurich Services Corporation	Zurich Global Investment Management Inc.
Universal Underwriters Insurance Company	Zurich Holding Company of America, Inc.
Universal Underwriters of Texas Insurance Company	Zurich Latin America Corporation
Universal Underwriters Service Corporation	Zurich Realty, Inc.
Vehicle Dealer Solutions, Inc.	Zurich Warranty Solutions, Inc.

A written agreement sets out the method of allocating tax between the companies. In general, the allocation is based upon a separate return calculation with an immediate benefit for a taxable loss. Intercompany tax balances are settled within thirty days after the filing of the consolidated federal income tax return, the payment of an estimated payment, an additional assessment of the consolidated tax liability, a refund of the consolidated tax liability or any other reduction to the member’s apportioned tax liability in accordance with the tax sharing agreement.

The Company’s significant tax jurisdiction is U.S. Federal tax. The company joins with its U.S. parent, Zurich Holding Company of America (“ZHCA”) and other affiliates, in filing a consolidated U.S. federal income tax return. The statutes of limitations for all tax returns through the year ended December 31, 2013 are closed, and all IRS examinations are closed through tax year 2014. ZHCA was accepted into the IRS’ Compliance Assurance Process for tax years 2016, 2017, and 2018.

The Company did not accrue any interest and penalties related to income tax contingencies.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

7.	Information Concerning Parent, Subsidiaries and Affiliates

On September 2, 2010, the Company established a new subsidiary, Zurich American Life Insurance Company of New York (“ZALICONY”). The carrying value of ZALICONY as of December 31, 2017 and 2016 is $21,819,933 and $21,215,181, respectively. The Company has entered into a related party services agreement with ZALICONY.

On October 15, 2012, the Board of Directors of ZAC, the Company’s parent, approved a $20,000,000 cash capital contribution to the Company. The contribution was received on October 19, 2012.

On June 28, 2017, the Company received a capital contribution of $20,000,000 from its parent ZAC. There was an additional capital contribution of $8,000,000 on December 26, 2017.

32

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

At December 31, 2017 and 2016, the Company reported the following amounts due from or to related parties:

(in thousands of dollars)	2017	2016

Zurich American Life Insurance Company of New York	$881	$132
Zurich Life Insurance Company	-	476
Zurich International Group	294	-

Receivable from related party	$1,175	$608

Zurich American Insurance Company	(2,176)	(8,487)
Farmers New World Life Insurance Company	-	(560)
Centre Group Holdings (U.S.) Limited	(22)	(17)
ZFUS Services LLC	-	(426)
ZNA Services, LLC	(98)	-
Zurich Services US LLC	(71)	-
Zurich Insurance Company	(61)	(1,549)
Other related parties	20	-

Payable to related party	$(2,408)	$(11,039)

Net payable to related party	$(1,233)	$(10,431)

For the years 2017, 2016 and 2015, the Company incurred the following amounts of expense in association with services provided by related parties:

(in thousands of dollars)	2017	2016	2015

Zurich American Insurance Company	$8,557	$7,078	$8,305
ZFUS Services LLC	1,659	1,728	1,613
Zurich Life Insurance Company	(1,865)	(2,126)	(2,262)
Farmers New World Life Insurance Company	1,172	5,790	3,928
Centre Group Holdings (U.S.) Limited	268	205	205
Disability Management Services, Inc.	151	181	165
Zurich American Life Insurance Company of New York	(847)	(784)	(264)

	$9,095	$12,072	$11,690

The amounts reported in the above table were revised from prior year’s presentation to compare with the current year.

Related party receivables and payables are settled as provided in its agreements, generally within 45 days from date of invoice.

The Company has a service agreement with Benefit Finance Partners, LLC (“BFP”). BFP is 50% owned by the Company’s affiliate Zurich Benefit Finance LLC (“ZBF”) and 50% owned by Bancorp Services, L.L.C. (“Bancorp”) under which BFP is responsible for certain administrative functions on certain of the Company’s private placement variable life insurance policies.

The Company has a Stable Value Protection Option Master Agreement (whereby the Company is acting on behalf of the sub-divisions of the Stable-Value-Protected Divisions of the ZALICO Variable Series I Separate Account) with ZIBB.

The Company has a service agreement with Bancorp and its affiliate ZBF, under which Bancorp is responsible for certain administrative functions on certain of the Company’s private placement variable life insurance policies.

33

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

The Company has a technology support agreement with its affiliate ZBF, under which the Company appointed ZBF to be the product technology support provider in the administration of certain private placement variable life insurance policies issued by the Company.

The Company has a license and service agreement with Bancorp and its affiliate ZBF governing the terms and conditions under which certain technology may be used in the administration of certain private placement variable life insurance policies issued by the Company.

The Company has a Real Estate Advisory Agreement with its affiliate Zurich Global Investment Management Inc. (“ZGIM”), under which ZGIM may provide certain services on real estate activities to the Company on an ongoing basis.

The Company has a service agreement with its affiliate ZIC, for ZIC to perform administrative services reasonably necessary in the ordinary course of business.

The Company has an investment advisory service agreement with its affiliate, Zurich Investment Services Limited (“ZISL”), for ZISL to perform investment advisory services reasonably necessary in the ordinary course of business.

The Company has an investment advisory service agreement with its affiliate, ZGIM, for ZGIM to perform investment advisory services reasonably necessary in the ordinary course of business.

The Company has a customer service level overview agreement with its affiliate, ZFUS Services, LLC (“ZFUS”).

The Company has a service agreement with its affiliate, ZFUS, for ZFUS to provide management, administrative, and general services.

The Company has a service agreement with its affiliate, Farmers New World Life (“FNWL”), for FNWL to perform administrative services reasonably necessary in the ordinary course of business, including but not limited to data processing, financial services, investment services, and certain other services as deemed necessary.

The Company has a paymaster agreement with MI Administrators, LLC, wherein MI Administrators, LLC acts an agent for the transfer of funds on behalf of the affiliated parties to the agreement for the costs and employees shared by the parties.

The Company has a service agreement with its affiliate, Zurich American Insurance Company (“ZAIC”), for ZAIC to perform administrative services reasonably necessary in the ordinary course of business, including but not limited to data processing, financial services, investment services, and certain other services as deemed necessary.

The Company has a service agreement with its affiliate, Disability Management Services, Inc. (“DMS”), pursuant to which DMS may provide to the Company certain claim administration and related services.

The Company has a service agreement with its subsidiary, ZALICONY, for the Company to perform administrative services reasonably necessary in the ordinary course of business, including but not limited to data processing, financial services, investment services, and certain other services as deemed necessary.

The Company has a principal underwriter agreement with BFP Securities, LLC (“BFPS”), a wholly-owned subsidiary of its affiliate, BFP, in which BFPS is the principal underwriter for a closed block of the Company’s variable, fixed and market value-adjusted annuities.

34

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

The Company has a services agreement with BFPS under which BFPS provides certain services for the distribution of the Company’s private placement variable life insurance and variable annuity policies.

The Company has a software development, support and licensing agreement with BFP under which BFP develops, the Company licenses and BFP supports certain variable life insurance policy and certain variable annuity policy illustration software.

The Company has a services agreement with BFPS under which BFPS provides certain services relating to certain employees and independent contractors of the Company becoming and remaining registered representatives of BFPS.

The Company has a service agreement with its affiliate, Zurich Life Insurance Company Ltd (“ZLIC”) for the Company to provide referral, sales support, and other administrative services for ZLIC.

The Company has a service agreement with The Zurich Services Corporation (“ZSC”) pursuant to which ZALICO receives services from ZSC that may include claim services, risk engineering services, care center services and other services.

The Company has a service agreement with its affiliate, Zurich Services US LLC (“ZSUS”), for ZSUS to provide human resources services.

Refer to Note 9 for the disclosure regarding the Company’s reinsurance activities with affiliates.

8.	Life Reserves

Reserves for Life Contracts and Deposit-Type Contracts

Life reserves are based on mortality tables approved by the NAIC using statutory specified interest rates and valuation methods that provide, in aggregate, reserves that are greater than or equal to the minimum required by the IDOl. The aggregate reserves for life policies and contracts have been computed primarily utilizing the Commissioners Reserve Valuation Method based on the statutory maximum valuation interest rates and minimum statutory mortality rates which were allowed by state authorities at the time the policies were issued.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns the portion of the final premium paid beyond the policy month of death. The Company reserves for surrender values promised in excess of the legally computed reserves.

Extra premiums are charged for policies issued on substandard lives according to underwriting classifications. Final reserves are determined by computing the mid-terminal reserve for the plan and holding, in addition, one half of the net valuation premium for the modal period.

The tabular interest, tabular less actual reserve released and tabular cost have been determined by formulas in accordance with the NAIC Annual Statement Instructions.

For the determination of Tabular Interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The Company’s universal life policies with secondary guarantees (“SGUL policies”) inforce at December 31, 2017, were calculated under Actuarial Guideline XXXVIII (“AG38”), paragraphs 8D and 8E., which take into account the shadow accounts used for the lapse protection. In addition, a single

35

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

deterministic projection was run as required in AG38 paragraph 8D, which was required for policies issued through December 31, 2012. This is a gross premium valuation using best estimate assumptions plus conservative margins; the asset assumptions include limitations with respect to the particular assets and asset yields. The gross premium valuation was used for policies issued prior to December 31, 2012, since it exceeded the formulaic reserve. The Company’s gross reserves for all SGUL policies were $64,018,000 and $55,733,000 as of December 31, 2017 and 2016, respectively. The Company cedes 100% of this business to ZIC.

Variable Annuities with Guaranteed Living Benefits

The Company’s variable annuities with guaranteed living benefits at December 31, 2017 and 2016 are as follows:

(in thousands of dollars)	Guaranteed Living Benefits
Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held – Net	Reinsurance Reserve Credit

December 31, 2017
Guaranteed retirement income benefit (“GRIB”) (Waiting period 7, 10 or 15 years)	$631,689	$3,252	$302,535

December 31, 2016
Guaranteed retirement income benefit (“GRIB”) (Waiting period 7, 10 or 15 years)	$846,596	$2,128	$461,440

Note: GRIB base is greatest of account value, greatest anniversary value or net deposits accumulated at 5%.

Effective December 31, 2009, the Company adopted the Actuarial Guideline XLIII (“AG43”) reserve basis for its DESTINATIONS product. This change in reserve methodology was included in the Company’s life and annuity reserves with no impact to the net retained reserve. The December 31, 2017 reserves for GMDB and GRIB meet the requirements of AG43.

Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies by withdrawal characteristics as of December 31, 2017 and 2016 were as follows:

(in thousands of dollars) 2017		General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total

A.	Subject to discretionary withdrawal:
	1. With market value adjustment	$81,165	$7,723	$-	$88,888	2.01%
	2. At book value less surrender
	charge of 5% or more	5,666	-	-	5,666	0.13%
	3. At fair value	-	-	1,860,643	1,860,643	42.13%

	4. Total with adjustment or at
	market value (total of 1 through 3)	86,831	7,723	1,860,643	1,955,197	44.27%

	5. At book value without
	adjustment (minimal or no charge
	or adjustment)	1,557,563	-	-	1,557,563	35.27%
B.	Not subject to discretionary
	withdrawal	900,595	-	3,077	903,672	20.46%

C.	Total (gross: direct + assumed)	2,544,989	7,723	1,863,720	4,416,432	100.00%

D.	Reinsurance Ceded	(2,222,237)	-	-	(2,222,237)

E.	Total (net) * (C)-(D)	$322,752	$7,723	$1,863,720	$2,194,195

36

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

(in thousands of dollars) 2016		General Account	Separate Account With Guarantees	Separate Account Nonguaranteed	Total	% of Total

A.	Subject to discretionary withdrawal:
	1. With market value adjustment	$86,980	$8,305	$-	$95,285	2.01%
	2. At book value less surrender
	charge of 5% or more	5,747	-	-	5,747	0.12%
	3. At fair value	-	-	1,962,707	1,962,707	41.36%

	4. Total with adjustment or at
	market value (total of 1 through 3)	92,727	8,305	1,962,707	2,063,739	43.48%
	5. At book value without adjustment (minimal or no charge or adjustment)	1,592,129	-	-	1,592,129	33.55%
B.	Not subject to discretionary withdrawal	1,087,063	-	3,005	1,090,068	22.97%

C.	Total (gross: direct + assumed)	2,771,919	8,305	1,965,712	4,745,936	1.00%
D.	Reinsurance Ceded	(2,429,633)	-	-	(2,429,633)

E.	Total (net) * (C)-(D)	$342,286	$8,305	$1,965,712	$2,316,303

Reconciliation of total annuity actuarial reserves and deposit fund liabilities as of December 31, 2017 and 2016 were as follows:

(in thousands of dollars)	2017	2016

Life and accident and health annual statement
Annuities (excluding supplementary contracts)	$90,877	$108,880
Supplementary contracts with life contingencies	212,768	217,244
Liability for deposit-type contracts	16,814	16,162

Total annuity and deposit-type contracts	320,459	342,286

Separate accounts annual statement
Annuities (excluding supplementary contracts)	1,861,123	1,970,812
Supplementary contracts including life contingencies	2,589	2,446
Liability for deposit-type contracts	487	759

Total separate accounts	1,864,199	1,974,017

Total annuity actuarial reserves and deposit-type contract liabilities	$2,184,658	$2,316,303

9.	Reinsurance

The Company has assumed and ceded business using yearly renewable term contracts, accidental death and disability contracts and coinsurance contracts. The Company remains primarily responsible to its policyholders for all future claims and policyholder benefits related to the blocks of business ceded and is not relieved of its obligations to the extent any reinsurer does not meet its obligation to the Company.

Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company utilizes several reinsurers to minimize concentration of credit risk, and evaluates the financial condition of its reinsurers and concentration of credit risk of its reinsurers. Several reinsurance contracts require the reinsurer to maintain assets in a security trust whose market value matches or exceeds the book value of the reinsured liability.

37

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

Reinsurance in unauthorized and certified companies was $0 in 2017 compared to $529,000 in 2016. The liability established at December 31, 2016 was due to a timing difference between placement of reinsurance and funding of the Letters of Credit (“LOC”). In the first quarter of 2017, the LOC was raised to a level that sufficiently covers the reserves, paid losses and other debits recorded as of year-end.

ZIC

On September 30, 2013, the Company and ZIC entered into a reinsurance treaty in which the Company ceded 100% of its Universal Life business issued after January 1, 2010. The Company paid to ZIC a reserve transfer of $105,064,000 and received consideration of $55,064,000. The treaty is retrospective, covering all IFA in-force policies from inception.

On November 17, 2006, the Company entered into a reinsurance agreement (the “ZIC Agreement”) with ZIC, an affiliate. The Company ceded 100% of the net amounts at risk for GMDB and GRIB related to the Company’s DESTINATIONS contracts issued from May 1, 2000 through February 28, 2003. In accordance with Section 131.20a of the Illinois Insurance Code (the “Code”), the Company submitted Form D-1, reporting a proposed reinsurance contract and requested approval of the contract and the Form D-1 filing under Section 174 of the Code. In connection with the Form D-1 filing, the IDOI approved the transaction on November 3, 2006, as submitted by the Company, which incorporated pro forma accounting treatment including reserve credits proposed under the reinsurance contract. In addition, the IDOI approved the reserve credit calculation methodology and the accounting as prescribed.

The Company’s most significant policy risks prior to the ZIC Agreement were the GMDB and GRIB risks. The net amount at risk for the GMDB is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For GRIB, the net amount at risk is defined as the current guaranteed annuitization benefit, in excess of the current account balance at the balance sheet date. As a result of the ZIC Agreement, the Company ceded $121,767,622 of GMDB net amount at risk and $101,547,027 of GRIB net amount at risk at December 31, 2017 and $209,508,000 of GMDB net amount at risk and $188,639,000 of GRIB net amount at risk at December 31, 2016. The reduction correlates with the DESTINATIONS Buy Back.

The ceding premium paid to ZIC in exchange for reinsurance of GMDB and GRIB net amounts at risk for contracts issued after April 30, 2000 was $1,008,700,000. In addition, the ZIC Agreement called for the Company to pay interest of 5.25% on the initial ceding premium from September 1, 2006 until the effective date of the ZIC Agreement. The interest paid, in accordance with the ZIC Agreement, was $11,090,000.

On December 22, 2008 the Company and ZIC entered into Amendment No.1 to the ZIC Agreement (“Amendment”). Under terms of the Amendment, the Company paid a premium to ZIC of $10,000,000 in consideration for changes in the operation of the ZIC Agreement, for the benefit of the Company, under forecast scenarios where a significant further decline in equity market levels was projected. Interest accrued from the effective date of the Amendment to December 23, 2008 at an annual rate of 5.25% was paid in the amount of $1,438 along with the premium on December 23, 2008.

Further, the Company and ZIC have entered into reinsurance agreements covering the Company’s individual life and group life, accidental death and disability businesses (“Additional ZIC Agreements”).

Pursuant to the ZIC Agreement and the Additional ZIC Agreements, ZIC established a security trust account for the exclusive benefit of the Company. The Bank of New York is the trustee. The trust account is funded with assets equal to at least 102% of the statutory reserve credit assumed by ZIC. At December 31, 2017 and December 31, 2016, 102% of the statutory reserve credit assumed by ZIC was $995,941,000 and $1,078,042,000, respectively. The associated letters of credit and trust asset balances at December 31, 2017 and December 31, 2016, were $1,119,047,000 and $1,160,016,000, respectively.

38

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

PLICO

The initial ceding commission on the coinsurance agreement with PLICO was $120,000,000. This initial ceding commission was not transferred to the Company from PLICO, but rather was withheld from the investment assets transferred from the Company to PLICO as part of the transferred coinsurance assets. This initial ceding commission, net of tax, and the IMR related to the transferred coinsurance assets reflected in surplus are being amortized into operations. Amortization of the initial ceding commission was approximately $161,000, $173,000 and $184,000 for the years ended December 31, 2017, 2016 and 2015, respectively. Amortization of the IMR related to the transferred coinsurance assets was approximately $208,000, $222,000 and $237,000 for the years ended December 31, 2017, 2016 and 2015, respectively.

As part of the coinsurance agreement with PLICO (Note 1), most reinsurance agreements with outside reinsurers were novated to PLICO as part of the Purchase Agreement. As of December 31, 2017 and 2016, the Company’s separate account assets subject to the coinsurance agreement with PLICO were approximately $1,021,665,000 and $964,221,000, respectively.

Fidelity Life Association

As of December 31, 2017 and 2016, the reinsurance reserve credit from FLA related to fixed-rate annuity liabilities ceded to FLA amounted to approximately $88,867,000 and $93,229,000, respectively.

Transamerica Re

The net amount at risk of the GMDB and GRIB on certain variable annuity contracts issued between March 1, 1997 and April 30, 2000 was ceded to Transamerica Re. As of December 31, 2017 and 2016, the reinsurance reserve credit related to reinsuring the net amount at risk on these contracts amounted to approximately $63,615,000 and $70,386,000, respectively. The reduction correlates with the DESTINATIONS Buy Back.

ZIBB

The Company entered into a reinsurance treaty with ZIBB, an affiliate, in June 2002. A trust account (the “ZIBB Reinsurance Trust” or the “Trust”) was established as security for three reinsurance agreements which include the Second Amended and Restated Group Variable Life Program Yearly Renewable Term Reinsurance Agreement, the Second Amended and Restated Individual Variable Life Program Yearly Renewable Term Reinsurance Agreement and the Amended and Restated Group Variable Life Program 2000 Yearly Renewable Term Reinsurance Agreement. State Street Bank is the “Trustee”, Fund Accountant and Custodian. At December 31, 2017 and December 31, 2016, reinsurance recoverables totaling $367,916,000 and $345,835,000, respectively, were secured by the Trust which was supported by cash and invested assets with a fair value of $413,663,000 and $392,021,000, respectively.

Global Energy Resource

In February 2013, the Company entered into a reinsurance treaty with Global Energy Resource Insurance Corporation (“GERIC”) covering certain Group LTD and Group Life policies effective January 1, 2013. GERIC established a security trust account for the exclusive benefit of the Company. The Bank of Hawaii is the trustee. The trust account is funded with assets equal to at least 102% of the statutory reserve credit plus paid and unpaid losses recoverable assumed by GERIC. At December 31, 2017 and December 31, 2016, 102% of the statutory reserve credit and paid and unpaid losses recoverable assumed by GERIC was $3,356,000 and $2,930,000, respectively. The trust asset balance at December 31, 2017 and December 31, 2016 was $4,515,000 and $3,706,000, respectively.

Diversified Foods

Effective July 1, 2015, the Company entered into a reinsurance treaty with Diversified Foods Insurance Company (“DFIC”) covering certain Group LTD and Group Life policies. DFIC secured a letter of credit for the exclusive benefit of the Company. The letter of credit is funded to at least 102% of the statutory

39

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

reserve credit plus paid and unpaid losses recoverable assumed by DFIC. At December 31, 2017 and December 31, 2016, 102% of the statutory reserve credit and paid and unpaid losses recoverable assumed by DFIC was $3,253,000 and $2,486,000, respectively. The letter of credit balance at December 31, 2017 and December 31, 2016 was $4,000,000 and $2,000,000, respectively.

Saddle Brook

Effective July 1, 2015, the Company entered into a reinsurance treaty with Saddle Brook Insurance Company (“SBIC”) covering certain Group Life and Accidental Death and Dismemberment policies. SBIC secured a letter of credit for the exclusive benefit of the Company. The letter of credit is funded to at least 102% of the statutory reserve credit plus paid and unpaid losses recoverable assumed by SBIC. At December 31, 2017 and December 31, 2016, 102% of the statutory reserve credit and paid and unpaid losses recoverable assumed by SBIC was $1,111,000 and $668,000 respectively. The letter of credit balance at December 31, 2017 and December 31, 2016 was $1,500,000 and $625,000, respectively.

Swiss Re Life & Health America Inc.

In conjunction with the additional ZIC Agreements, the Company has entered into an Automatic Self-Administered YRT reinsurance agreement with Swiss Re Life & Health America Inc. (“Swiss Re”) upon which it cedes to Swiss Re a portion of private placement individual variable universal life risk on a first dollar quota share basis to the per life coverage maximum (with ZIC and Munich American Reassurance Company as additional reinsurers). As of December 31, 2017 and December 31, 2016, the reinsurance reserve credit related to reinsuring the net amount at risk on these contracts amounted to approximately $170,000 and $147,000, respectively.

Munich American Reassurance Company

In conjunction with the additional ZIC Agreements, the Company has entered into an Automatic Self-Administered YRT reinsurance agreement with Munich American Reassurance Company (“Munich”) upon which it cedes to Munich a portion of the risk on a first dollar quota share basis to the per life coverage maximum (with ZIC and Swiss Re as additional reinsurers). As of December 31, 2017 and December 31, 2016, the reinsurance reserve credit related to reinsuring the net amount at risk on these contracts amounted to approximately $130,000 and $112,000, respectively.

General Re

In conjunction with the additional ZIC Agreements, the Company has entered into a Facultative YRT reinsurance agreement with General Re Life Corporation (“GenRe”) upon which it cedes to GenRe risk that does not qualify for automatic reinsurance or if the Company so desires. As of December 31, 2017 and December 31, 2016, the reinsurance reserve credit related to reinsuring the net amount at risk on these contracts amounted to approximately $18,000 and $17,000, respectively.

Scor

In conjunction with the additional ZIC Agreements, the Company has entered into a Single Case Facultative YRT reinsurance agreement with Scor Global Life USA Reinsurance Company (“Scor”) upon which it ceded to Scor risk that did not qualify for automatic reinsurance or as the Company so desired. As of December 31, 2017 and December 31, 2016, the reinsurance reserve credit related to reinsuring the net amount at risk on this contract amounted to approximately $9,000 and $3,000, respectively.

40

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

As of December 31, 2017, 2016 and 2015, amounts associated with reinsurance assumed from affiliated and unaffiliated insurance companies for life, annuity and disability products were as follows:

(in thousands of dollars)	2017	2016	2015

Reserves assumed to unaffiliated insurance companies	$2,169	$2,302	$2,297

Premiums assumed from unaffiliated insurance companies	$291	$267	$220

Benefits assumed from unaffiliated insurance companies	$182	$(276)	$1,317

As of December 31, 2017, 2016 and 2015, amounts associated with reinsurance ceded to affiliated and unaffiliated insurance companies for life, annuity and disability products were as follows:

(in thousands of dollars)	2017	2016	2015

Reserves ceded to affiliated insurance companies	$993,573	$1,075,680	$1,144,233
Reserves ceded to unaffiliated insurance companies	2,054,518	2,105,364	2,168,628

Total reserves ceded	$3,048,091	$3,181,044	$3,312,861

Premiums ceded to affiliated insurance companies	$446,410	$378,092	$379,084
Premiums ceded to unaffiliated insurance companies	92,485	103,967	102,369

Total premiums ceded	$538,895	$482,059	$481,453

Benefits ceded to affiliated insurance companies	$290,962	$342,598	$514,909
Benefits ceded to unaffiliated insurance companies	337,765	282,661	405,810

Total benefits ceded	$628,727	$625,259	$920,719

Such amounts related to life insurance in force at December 31, 2017 and 2016 were as follows:

(in thousands of dollars)	2017	2016

Direct and assumed	$78,890	$76,870

Ceded to
Affiliated insurance companies	$60,456	$59,835
Unaffiliated insurance companies	6,312	6,131

Total ceded	$66,768	$65,966

Reinsurance of variable annuity contracts with an affiliated captive reinsurer

The Company has a reinsurance agreement with ZIC to reinsure the GRIB and GMDB for the Company’s DESTINATIONS policies issued after April 30, 2000. The purpose of the reinsurance agreement is for managing volatility of financial results, enhancing the ability to align hedging results with economic results, and risk mitigation in the ceding entity.

Risks retroceded to a third party: Transamerica Life Insurance Company assumes risk for GRIB and GMBD policies issued between March 1, 1997 and April 30, 2000 for DESTINATIONS. Protective assumes risk for a different block of variable business with GMDB. Risks retained by ZALICO and ZIC are GRIB and GMBD utilization for DESTINATIONS policies issued after April 30, 2000.

Reinsurance agreements with an affiliated captive reinsurer

As of December 31, 2017 and 2016, the reserve credit taken by the ceding company is $238,821,376 and $391,054,000, respectively, for variable annuities. As of December 31 2017 and 2016, the total amount of collateral for reinsurance agreements with affiliated captive reinsurers is $1,028,577,049 and $1,160,016,000 for ZIC and $347,056,252 and $377,693,000 for ZIBB, respectively. As of December 31, 2017 and 2016, the collateral for the variable annuities is $238,821,376 and $391,054,000 of the total ZIC amount, respectively.

41

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

Below is the list of assets placed for the benefit of the cedent at December 31, 2017 and 2016, respectively. The basis of the valuation of the assets is market value.

(in thousands of dollars)
2017

ZIC	Variable Annuities Reserve	Total Collateral
Bonds	$238,821	$814,712
Equities (STIF)	-	18,276
Money Market	-	4,489

Unconditional Letters of Credit	-	191,100

Total Assets - For The Benefit of the Cedent	$238,821	$1,028,577

(in thousands of dollars)
ZIBB	Variable Annuities Reserve	Total Collateral
Bonds	$-	$344,166
Asset Back Securities (ABS)	-
Cash	-	2,890

Total Assets - For The Benefit of the Cedent	$-	$347,056

(in thousands of dollars)
2016

ZIC	Variable Annuities Reserve	Total Collateral
Bonds	$391,054	$944,776
Equities (STIF)	-	11,853
Money Market	-	12,287

Unconditional Letters of Credit	-	191,350

Total Assets - For The Benefit of the Cedent	$391,054	$1,160,266

(in thousands of dollars)
ZIBB	Variable Annuities Reserve	Total Collateral
Bonds	$-	$355,059
Asset Back Securities (ABS)	-	13,253
Cash	-	9,381

Total Assets - For The Benefit of the Cedent	$-	$377,693

10.	Capital and Surplus

The amount of dividends that can be paid by the Company to its stockholder without prior approval of the IDOI is limited to the greater of (i) 10% of its statutory unassigned surplus or (ii) statutory net income from the preceding calendar year. A dividend paid that does not meet the above specifications is defined as an “extraordinary dividend” and requires advance approval from the IDOI. The Company did not pay any dividends in 2017 or 2016. The Company has no surplus debentures. The Company also has no restrictions on surplus or any stock held by the Company for any special purposes.

42

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

11.	Retirement Plans and Other Post Retirement Benefits Plans

Consolidated/Holding Company Plans

In 2004, the Company began participating in a qualified, noncontributory defined benefit pension plan, which is currently sponsored by ZAIC. Effective January 1, 2009 the Company transitioned to a Cash Balance Program. However, vested employees who were age 40 and over or who had 10 or more years of service as of December 31, 2008 were “grandfathered” in the previous Pension Program. This approach helps employees closer to retirement to maintain the full value of their anticipated pension benefit. Benefits under the Pension Program are based on an employee’s years of service and compensation during the last five years of employment. The ZAIC funding policy is to make sufficient contributions to the pension plan to fully provide for employees’ benefits at the time of retirement. Under the Cash Balance Program, ZAIC makes regular contributions to the employee’s account. The amount of these contributions is based on a percentage of an employee’s base pay and will vary depending on an employee’s age and length of service.

In addition, the Company provides postretirement benefits to retired employees through a plan also sponsored by ZAIC.

12.	Separate Accounts

General Nature and Characteristics of Separate Accounts

The assets and liabilities of the Company’s Separate Accounts represent segregated funds administered and invested by the Company for purposes of funding flexible payment, individual and group, variable annuity contracts, market value adjusted deferred annuity contracts, variable supplemental contracts and individual and group variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders.

The Company receives fees from the Separate Accounts which consist of charges for mortality and expense risk, certain minimum guaranteed death benefits, certain guaranteed retirement benefits, record maintenance fees and other administrative charges. The Company also retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders. The assets and liabilities of the Separate Accounts are carried at current market value, which is based upon the closing bid price, net asset value. The negative liability for transfers to Separate Accounts due or accrued represents Commissioners Annuity Reserve Validation Method (“CARVM”).

The assets and liabilities of the Separate Accounts are carried at fair value, which is based upon the net asset value, at December 31, 2017 and 2016.

The Company has marketed non-registered individual and group variable BOLI contracts and a series of individual variable life contracts. The Company received approximately $1,735,000,000, $0 and $2,252,000 of renewal premium on existing BOLI contracts during 2017, 2016 and 2015, respectively. This business impacted premiums, separate accounts fees, net transfers to separate accounts, insurance taxes, licenses and fees and income tax expense. The BOLI products also have premium tax and deferred acquisition costs (“DAC”) tax expense load charges which are deducted from the contract holder’s premiums to compensate the Company for premium taxes and DAC tax expenses incurred by the Company related to the BOLI products.

43

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

Separate accounts fees and miscellaneous income were comprised of the following For the Years Ended December 31, 2017, 2016 and 2015:

(in thousands of dollars)	2017	2016	2015

Separate accounts fees on non BOLI variable life and annuities	$10,633	$10,642	$13,299
BOLI cost of insurance charges and fees[1]	306,275	284,932	263,842
BOLI tax benefits[2]	(52)	(123)	(164)

Total separate accounts fees and miscellaneous income	$316,856	$295,451	$276,977

(1)	The Company ceded approximately $305,240,000, $284,889,000 and $263,439,000 of such charges, as a reduction to premiums, to a Zurich affiliated company, ZIBB, during 2017, 2016 and 2015, respectively.

(2)	The Company paid approximately $51,600, $124,000 and $164,000 in DAC tax allowances to ZIBB In 2017, 2016 and 2015, respectively, for certain contracts in which the DAC tax loads received by the Company are collected over time as opposed to receiving the entire load up front.

Under statutory accounting, transfers to the separate accounts are reported net of premium and DAC tax loads. There is a corresponding offset to the premium tax load in insurance taxes, licenses and fees.

Information regarding the reserves included in the separate accounts of the Company as of December 31, 2017 and 2016 were as follows:

	2017
(in thousands of dollars)	Nonindexed Guarantee Less Than/ Equal to 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Accounts	Total

Premiums, considerations or deposits for year ended December 31, 2017	$60	$-	$1,782,641	$1,782,701

Reserves at December 31, 2017	$7,243	$-	$13,424,696	$13,431,939

For accounts with assets at Market value	$7,243	$-	$13,424,696	$13,431,939

Total reserves	$7,243	$-	$13,424,696	$13,431,939

By withdrawal characteristics With market value adjustment	$7,243	$-	$-	$7,243
At market value	-	-	13,424,696	13,424,696

	$7,243	$-	$13,424,696	$13,431,939

	2016
(in thousands of dollars)	Nonindexed Guarantee Less Than/ Equal to 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Accounts	Total

Premiums, considerations or deposits for year ended December 31, 2016	$119	$-	$254,600	$254,719

Reserves at December 31, 2016	$7,444	$-	$11,602,438	$11,609,882

For accounts with assets at Market value	$7,444	$-	$11,602,438	$11,609,882

Total reserves	$7,444	$-	$11,602,438	$11,609,882

By withdrawal characteristics With market value adjustment	$7,444	$-	$-	$7,444
At market value	-	-	11,602,438	11,602,438

	$7,444	$-	$11,602,438	$11,609,882

44

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

The following is a reconciliation of net transfers from the Company’s separate accounts For the Years Ended December 31, 2017, 2016 and 2015:

(in thousands of dollars)	2017	2016	2015

Transfers as reported in the summary of operations of the separate accounts annual statement
Transfers to separate accounts	$1,921,649	$304,272	$425,593
Transfers from separate accounts	(511,754)	(395,075)	(742,704)

Net transfers from separate accounts	1,409,895	(90,803)	(317,111)

Reconciling adjustments
Experience rated refunds reinvested in separate accounts	(135,278)	(47,925)	(134,924)
Change in termination value of separate accounts	(137)	(327)	(543)
Separate accounts trading gain (loss)	156	(41)	70
Transfers required to support benefits	(1,354)	(1,185)	(3,487)
Terminated policy refunds	(1,761)	44	45
Other	414	428	204

Net transfers from separate accounts as reported in the statement of operations	$1,271,935	$(139,809)	$(455,746)

13.	Premiums Due and Deferred

Gross due and deferred premiums represent life insurance premiums due to be received from policyholders through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest.

Due and deferred premiums at December 31, 2017 and 2016 are as follows:

	2017		2016
(in thousands of dollars)	Gross	Net	Gross	Net

Ordinary Renewal	$ 2,387	$ 2,200	$ 2,567	$ 2,320

	$ 2,387	$ 2,200	$ 2,567	$ 2,320

14.	Commitments and Contingencies

The Company is subject to lawsuits arising from the normal course of its business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct that should warrant the award of any material punitive or compensatory damages. The Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company’s financial position.

The Company entered into a sublease agreement with Farmers Insurance Exchange on September 1, 2016, but effective as of December 31, 2015, that will expire June 19, 2021. Rent paid, including allocation of rent from third-party administrators was approximately $310,000, $286,000, and $0 for the years ended December 31, 2017, 2016 and 2015, respectively. At December 31, 2017 the total minimum aggregate rental commitments for the length of the lease period was $985,111.

45

Zurich American Life Insurance Company

Notes to Statutory Financial Statements

As of and For the Years Ended December 31, 2017, 2016 and 2015

15.	Subsequent Events

As of the report date, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying financial statements that would have a material effect on the financial condition of the Company.

16.	Reconciliation to Statutory Statement

As of December 31, 2017, there is a difference between the audited Statutory Financial Statements and the Annual Statement within the balance sheet and income statement. The items noted below were primarily related to reclassification of items on the balance sheet. There was one adjustment that impacted the income statement due to a error that was corrected.

	As reported in 2017 annual statements	Adjustments	As reported in audited statutory financial statements
Admitted Assets:
Cash, cash equivalents and short term investments	$60,689,205	$(1,500,000)	$59,189,205
Premium and annuity cosiderations uncollected prem and agents’ balances	3,319,693	289,768	3,609,461
Total Assets Excluding Separate, Segregated and Protected Cell Accounts	794,099,955	(1,210,232)	792,889,723

Liabilities and Capital Stock and Surplus:
Premiums and annuity consideration received in advance	$(220,115)	$457,525	$237,410
General expenses due or accrued	11,367,716	(1,500,000)	9,867,716
Remittances and Items not Allocated	15,797,865	(10,093,788)	5,704,077
Funds Held for Reinsurers	(5,042,305)	10,093,788	5,051,483
Total liabilities Excluding Separate Accounts	674,523,464	(1,042,475)	673,480,989
Total liabilities	14,106,949,699	(1,042,475)	14,105,907,225
Unassigned Surplus	(616,892,894)	(457,525)	(617,350,419)
Total Capital & Surplus	119,576,491	(457,525)	119,118,966

Statement of Operations:
Premiums and Annuity Considerations	$1,579,853,737	$(457,525)	$1,579,396,212
Totals (Lines 1 - 8.3)	2,026,498,994	(457,525)	2,026,041,468
Net Gain From Oper. Before Policyholder Div.‘s and FIT	15,689,208	(457,525)	15,231,683
Net Gain From Oper After Policyholder Div’s and FIT	(33,368,688)	(457,525)	(33,826,213)
Net Income (Line 33 + 34)	(33,390,241)	(457,525)	(33,847,766)

Capital and Surplus:
Net Income (Line 35)	$(33,390,241)	$(457,525)	$(33,847,766)
Change in nonadmitted assets	(9,186,594)	289,768	(8,896,826)
Net Change in Capital & Surplus For The Year (Line 37 through 53)	(4,774,464)	(167,757)	(4,942,221)
Capital & Surplus, EOY (Line 36 + 54)	119,576,490	(167,757)	119,408,733

46

Supplemental Schedules

Zurich American Life Insurance Company

Supplemental Schedule of Assets and Liabilities

December 31, 2017

The following is a summary of certain financial data included in exhibits and schedules subjected to audit procedures by independent accountants and utilized by actuaries in the determination of reserves.

Investment income earned	2017

U.S. government bonds	$767,306
Other fixed maturities (unaffiliated)	17,666,500
Contract loans	2,886,163
Cash, cash equivalents and short-term investments	601,184
Other invested assets	-
Aggregate write-ins for investment income	5,682

Gross investment income	$21,926,835

Fixed Maturities and short-term investments, by NAIC designation and maturity
Fixed Maturities by maturity – statement value
Due within 1 year or less	$88,445,841
Over 1 year through 5 years	215,158,754
Over 5 years through 10 years	148,506,178
Over 10 years through 20 years	48,717,595
Over 20 years	62,198,579

Total by maturity	$563,026,947

Fixed Maturities by NAIC designation– statement value
NAIC – 1	$446,581,732
NAIC – 2	111,164,269
NAIC – 3	5,036,980
NAIC – 4	243,965
NAIC – 5	-
NAIC – 6	1

Total by NAIC designation	$563,026,947

Total fixed maturities publicly traded	$422,569,635

Total fixed maturities privately traded	$140,457,312

Short-term investments – book value	$59,577,386

Cash on deposit	$1,111,819

Life insurance in force
Industrial	$-

Ordinary	$1,130,725,000

Credit life	$-

Group life	$11,991,646,000

Amount of additional accidental death benefits in force under ordinary policies	$3,385,000

48

Zurich American Life Insurance Company

Supplemental Schedule of Assets and Liabilities

December 31, 2017

Supplemental contracts in force	2017

Ordinary – not involving life contingencies
Amount on deposit	$-

Income payable	$4,240,950

Ordinary – involving life contingencies
Income payable	$53,928,271

Group – not involving life contingencies
Amount on deposit	$-

Income payable	$-

Group – involving life contingencies
Income payable	$-

Annuities
Ordinary
Immediate – amount of income payable	$141,777

Deferred – fully paid – account balance	$128,458,852

Deferred – not fully paid – account balance	$2,560,498,009

Group
Amount of income payable	$-

Fully paid – account balance	$-

Not fully paid – account balance	$729,128,987

Accident and health premiums in force
Group	$14,182,123

Credit	$-

Other	$18,490

Deposit funds and dividend accumulations
Deposit funds – account balance	$12,425,196

Dividend accumulations – account balance	$-

49

Zurich American Life Insurance Company

Supplemental Investment Risks Interrogatories

December 31, 2017

The Company’s gross investment holdings as filed with the 2017 Annual Statement are $710,287,138.

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Percentage
2017
Fixed maturities
U.S. treasury securities	$64,941,684	9.16%	$64,941,684	9.14%
U.S. government agency obligations issued by U.S. government sponsored agencies	1,494,681	0.21%	1,494,681	0.21%
Foreign government (including Canada, excluding mortgage-backed securities)	-	0.00%	-	0.00%
Securities issued by states, territories and possessions and political subdivisions in the U.S.	-	0.00%	-	0.00%
Political subdivisions of state, territories and possessions general obligations	3,716,775	0.52%	3,716,775	0.52%
Revenue and assessment obligations	7,593,761	1.07%	7,593,761	1.07%
Mortgage-backed securities
Pass-through securities
Guaranteed by GNMA	2,018,328	0.28%	2,018,328	0.28%
Issued by FNMA and FHLMC	13,830,292	1.95%	13,830,292	1.95%
CMOs and REMICs
Issued by FNMA and FHLMC	39,088,092	5.51%	39,088,092	5.50%
All other privately issued	133,042,367	18.77%	133,042,367	18.73%

Other debt and other fixed income securities (excluding short-term)
Unaffiliated domestic securities (includes credit tenant loans rated by the SVO)	246,729,413	34.81%	246,729,413	34.74%
Unaffiliated foreign securities	50,571,556	7.13%	50,571,556	7.12%
Other equity securities: Affiliated	21,819,933	3.08%	21,819,933	3.07%
Receivable for Securities	-	0.00%	-	0.00%
Contract loans	64,751,051	9.14%	64,751,051	9.12%
Cash, cash equivalents and short-term investments	59,189,205	8.35%	59,189,205	8.54%

Total invested assets	$708,787,138	100%	$708,787,138	100%

The Company’s total admitted assets, excluding separate account assets, as filed in the 2017 Annual Statement were $792,890,000.

The Company’s 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the NAIC SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans are as follows:

Investments	Amount	Percentage of Total Admitted Assets

JP Morgan Chase and Company	$31,700,057	3.99%
Zurich American Life Insurance Company of New York	21,819,933	2.75%
FIDELITY PRIME MON MAR-INS FUND	15,765,583	1.99%
CHAIT 2015-A2/A5	9,002,608	1.13%
CCCIT 2007-A3/CCCIT 2017-A8/CCCIT 2017-A3/A9	8,190,099	1.03%
JPMBB 2015-C31 A3	8,025,255	1.01%
DCENT 2014-A4 & DCENT 2015-A2	7,131,010	0.90%
GCCT 2015-2A	6,500,338	0.82%
COMET 2015-A1 & COMET 2017-A1/A4	5,121,739	0.64%
HEB Grocery Company L.P.	5,000,279	0.63%

50

Zurich American Life Insurance Company

Supplemental Investment Risks Interrogatories

December 31, 2017

The amounts and percentages of the Company’s total admitted assets held in fixed maturities and preferred stocks by NAIC rating are as follows:

	Amount	Percentage

Fixed Maturities
NAIC – 1	$446,581,732	56.32%
NAIC – 2	111,164,269	14.02%
NAIC – 3	5,036,980	0.64%
NAIC – 4	243,965	0.03%
NAIC – 5		0.00%
NAIC – 6	1	0.00%

	$563,026,947

Preferred stocks
P/RP-1	$-	0.00%
P/RP-2	-	0.00%
P/RP-3	-	0.00%
P/RP-4	-	0.00%
P/RP-5	-	0.00%
P/RP-6	-	0.00%

	$-

The Company holds admitted assets in foreign investments of $39,673,537 or 5% of total admitted assets.

The amounts and percentages of the Company’s total admitted assets held in aggregate foreign investment exposures categorized by NAIC sovereign rating are as follows:

	Amount	Percentage of Total Admitted Assets
Countries rated NAIC – 1	$38,874,969	4.90%
Countries rated NAIC – 2	798,569	0.10%
Countries rated NAIC – 3 or below	-	0.00%

The Company’s two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

Countries Rated NAIC – 1	Amount	Percentage of Total Admitted Assets
Great Britain	$9,655,779	1.22%
Australia	7,434,390	0.94%

Countries Rated NAIC – 2 or below
Mexico	$798,569	0.10%

Countries Rated NAIC – 3 or below	0	-

Questions 7 through 9 are not applicable as the Company does not have unhedged foreign currency exposure.

51

Zurich American Life Insurance Company

Supplemental Investment Risks Interrogatories

December 31, 2017

The Company’s 10 largest nonsovereign foreign issues and related percentages of total admitted assets are listed below:

NAIC Rating		Amount	Percentage Total Assets

1	FEDERATION CENTRES LIMITED	$3,900,249	0.49%
1FE	MIZUHO FINANCIAL GROUP INC	3,771,723	0.48%
2	CORBION NV	3,000,205	0.38%
2	INFINEON TECHNOLOGIES AG	3,000,045	0.38%
1FE	HSBC HOLDINGS PLC	2,956,717	0.37%
1FE	BPCE SA	2,039,851	0.26%
1FE	Nationwide Building Society	1,989,341	0.25%
1FE	BP CAPITAL MARKETS PLC	1,850,363	0.23%
1FE	Macquarie Group Ltd	1,749,154	0.22%
1FE	SCENTRE GROUP	1,467,377	0.19%

Question 11 is not applicable as the Company does not hold any Canadian investments.

Question 12 is not applicable as the Company does not hold any investments with contractual sales restrictions.

The Company’s 10 largest equity interests and related percentages of total admitted assets are listed below:

Issuer	Amount	Percentage Total Assets

Zurich American Life Insurance Company of New York	$21,819,933	2.75%

Question 14 is not applicable as the Company does not hold any investments in nonaffiliated, privately placed equity securities.

Question 15 is not applicable as the Company does not hold any investments in general partnership interests.

Questions 16 and 17 are not applicable as the Company does not hold any mortgage loans.

Question 18 is not applicable as the Company does not hold any real estate investments.

Question 19 is not applicable as the Company does not hold any investments in mezzanine real estate loans.

Question 20 is not applicable as the Company does not hold any investments in securities lending.

The Company holds the following amounts in securities lending arrangements as of:

Date	Amount	Percentage of Total Admitted Assets
March 31, 2017 (unaudited)	$-	Not Applicable
June 30, 2017 (unaudited)	-	Not Applicable
September 30, 2017 (unaudited)	-	Not Applicable
December 31, 2017	-	0.00%

Question 21 is not applicable as the Company does not hold any warrants not attached to other financial instruments, options, caps or floors.

Questions 22 and 23 are not applicable as the Company holds no investments in collars, swaps, forwards, or future contracts.

52

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT

OF ZURICH AMERICAN LIFE INSURANCE COMPANY

FINANCIAL STATEMENTS

DECEMBER 31, 2017

ZALICO Variable Annuity Separate Account

of Zurich American Life Insurance Company

Index	Page(s)

Report of Independent Registered Public Accounting Firm	3-4

Statement of Assets, Liabilities and Contract Owners’ Equity, December 31, 2017	5-12

Statement of Operations for the year ended December 31, 2017	13-20

Statement of Changes in Contract Owners’ Equity for the year ended December 31, 2017	21-28

Statement of Changes in Contract Owners’ Equity for the year ended December 31, 2016	29-37

Notes to Financial Statements	38-67

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Zurich American Life Insurance Company and the Contract Owners of

ZALICO Variable Annuity Separate Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of each of the subaccounts of the ZALICO Variable Annuity Separate Account indicated in the table below as of December 31, 2017 and the related statements of operations and of changes in contract owners’ equity for each of the periods indicated in the table below (other than Alger Capital Appreciation S subaccount, which only includes a statement of changes in contract owners’ equity and JP Morgan Insurance Trust Intrepid Mid Cap which only includes a statement of operations and statements of changes in contract owners’ equity), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the ZALICO Variable Annuity Separate Account as of December 31, 2017, and the results of each of their operations and changes in each of their contract owners’ equity for the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Alger Balanced (1)	Fidelity VIP Asset Manager (1)
Alger Capital Appreciation (1)	Fidelity VIP Contrafund (1)
Alger Capital Appreciation S (3)	Fidelity VIP Equity Income (1)
Alger Large Cap Growth I-2 (1)	Fidelity VIP Growth (1)
Alger Mid Cap Growth I-2 (1)	Fidelity VIP Index 500 (1)
Alger Small Cap Growth I-2 (1)	Fidelity VIP Index 500 – SC (1)
American Century VP Income & Growth (1)	Franklin Mutual Global Discovery VIP Fund CL 2 (1)
American Century VP Value (1)	Franklin Mutual Shares VIP Fund CL 2 (1)
Deutsche Bond VIP A (1)	Franklin Rising Dividends VIP Fund CL 2 (1)
Deutsche Capital Growth VIP A (1)	Franklin Small Cap Value VIP Fund CL 2 (1)
Deutsche Capital Growth VIP B (1)	Franklin Strategic Income VIP Fund CL 2 (1)
Deutsche Core Equity VIP A (1)	Franklin U.S. Government Securities VIP Fund CL 2 (1)
Deutsche Core Equity VIP B (1)	Templeton Developing Markets VIP Fund CL 2 (1)
Deutsche CROCI® International VIP A (1)	Invesco V.I. Diversified Dividend Fund Series I (1)
Deutsche CROCI® International VIP B (1)	Invesco V.I. Global Health Care Fund Series I (1)
Deutsche Global Small Cap VIP A (1)	Invesco V.I. Global Real Estate Fund Series I (1)
Deutsche Global Equity VIP A (1)	Invesco V.I. Managed Volatility Fund Series I (1)
Deutsche International Growth VIP A (1)	Janus Henderson Balanced Portfolio I-S (1)
Deutsche International Growth VIP B (1)	Janus Henderson Enterprise Portfolio I-S (1)
Deutsche Global Income Builder VIP A (1)	Janus Henderson Forty Portfolio I-S (1)
Deutsche Government & Agency Securities VIP A (1)	Janus Henderson Global Research Portfolio I-S (1)
Deutsche Government & Agency Securities VIP B (1)	Janus Henderson Research Portfolio I-S (1)
Deutsche Government Money Market VIP A (1)	Janus Henderson Mid Cap Value Portfolio S-S (1)
Deutsche High Income VIP A (1)	JPMorgan Insurance Trust Core Bond (1)
Deutsche High Income VIP B (1)	JP Morgan Insurance Trust Intrepid Mid Cap (2)
Deutsche CROCI® U.S. VIP A (1)	JP Morgan Insurance Trust MidCap Value (1)
Deutsche CROCI® U.S. VIP B (1)	JP Morgan Insurance Trust Small Cap Core (1)

Deutsche Small Mid Cap Growth VIP A (1)	JP Morgan Insurance Trust US Equity (1)
Deutsche Small Mid Cap Value VIP A (1)	Oppenheimer Capital Appreciation (1)
Deutsche Small Mid Cap Value VIP B (1)	Oppenheimer Discovery Mid Cap Growth Fund S-S (1)
Deutsche Equity 500 Index VIP A (1)	Oppenheimer Global Fund S-S (1)
Deutsche Equity 500 Index VIP B2 (1)	Oppenheimer Global Strategic Income VA (1)
Deutsche Multisector Income VIP A (1)	Oppenheimer Main Street (1)
Dreyfus I.P. Mid Cap Stock A (1)	Oppenheimer Main Street Small Cap Fund S-S (1)
Dreyfus I. P. Mid Cap Stock SC (1)	PIMCO Foreign Bond (USD-Hedged) (1)
The Dreyfus Sustainable U.S. Equity Portfolio Inc. I-S (1)	PIMCO Low Duration (1)
The Dreyfus Sustainable U.S. Equity Portfolio Inc. S-S (1)	Voya Global Equity Portfolio (1)
VP JPMorgan Emerging Markets Equity Portfolio Class I (1)

(1) Statement of assets, liabilities and contract owners’ equity as of December 31, 2017, statement of operations for the year ended December 31, 2017 and statements of changes in contract owners’ equity for the years ended December 31, 2017 and 2016
(2) Statements of operations and changes in contract owners’ equity for the period January 1, 2017 to May 19, 2017 (cessation of operations) and statement of changes in contract owners’ equity for the year ended December 31, 2016
(3) Statement of changes in contract owners’ equity for the year ended December 31, 2016

Basis for Opinions

These financial statements are the responsibility of Zurich American Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in the ZALICO Variable Annuity Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the subaccounts in ZALICO Annuity Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

May 1, 2018

We have served as the auditor of one or more of the subaccounts in ZALICO Variable Annuity Separate Account since 1997.

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’
Equity

December 31, 2017

		Alger Portfolios					American Century Variable Portfolios, Inc.		Deutsche Variable Series I

		Alger Balanced	Alger Capital Appreciation	Alger Large Cap Growth I-2	Alger Mid Cap Growth I-2	Alger Small Cap Growth I-2	American Century VP Income & Growth	American Century VP Value	Deutsche Bond VIP A	Deutsche Capital Growth VIP A
ASSETS
Investments in underlying portfolio funds, at fair value	$	17,393,325	39,626,143	10,064,918	9,663,220	6,205,368	9,922,363	12,955,851	22,244,947	168,621,180
Dividends and other receivables		-	-	-	-	-	-	-	-	-

Total assets		17,393,325	39,626,143	10,064,918	9,663,220	6,205,368	9,922,363	12,955,851	22,244,947	168,621,180

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables		-	-	-	-	-	-	-	-	-

Contract owners’ equity	$	17,393,325	39,626,143	10,064,918	9,663,220	6,205,368	9,922,363	12,955,851	22,244,947	168,621,180

Accumulation period	$	17,393,325	39,626,142	10,064,602	9,663,220	6,202,656	9,922,363	12,935,326	22,228,206	168,086,967
Annuity period		-	1	316	-	2,712	-	20,525	16,741	534,213

Total Contract Owners’ Equity	$	17,393,325	39,626,143	10,064,918	9,663,220	6,205,368	9,922,363	12,955,851	22,244,947	168,621,180

Units Outstanding		918,755	1,450,524	94,735	149,732	69,895	649,150	636,884	2,334,562	5,400,106

Shares Owned in each Portfolio		1,011,240	479,503	163,392	386,529	256,951	926,458	1,155,740	3,902,622	5,464,069

Fair Value per Share	$	17.20	82.64	61.60	25.00	24.15	10.71	11.21	5.70	30.86

See accompanying notes to financial statements

5

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’

Equity

December 31, 2017

		Deutsche Variable Series I						Deutsche Variable Series II

		Deutsche Capital Growth VIP B	Deutsche Core Equity VIP A	Deutsche Core Equity VIP B	Deutsche CROCI® International VIP A	Deutsche CROCI® International VIP B	Deutsche Global Small Cap VIP A	Deutsche Global Equity VIP A	Deutsche International Growth VIP A	Deutsche International Growth VIP B
ASSETS

Investments in underlying portfolio funds, at fair value	$	196,556	50,549,590	93,420	16,335,726	34,464	29,452,543	29,891,348	15,864,654	63,350
Dividends and other receivables		-	-	-	-	-	-	-	-	-

Total assets		196,556	50,549,590	93,420	16,335,726	34,464	29,452,543	29,891,348	15,864,654	63,350

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables		-	-	-	-	-	-	-	-	-

Contract owners’ equity	$	196,556	50,549,590	93,420	16,335,726	34,464	29,452,543	29,891,348	15,864,654	63,350

Accumulation period	$	196,556	50,543,625	93,420	16,322,414	34,464	29,452,543	29,858,528	15,864,654	63,350
Annuity period		-	5,965	-	13,312	-	-	32,820	-	-

Total Contract Owners’ Equity	$	196,556	50,549,590	93,420	16,335,726	34,464	29,452,543	29,891,348	15,864,654	63,350

Units Outstanding		6,685	2,330,338	3,357	1,410,735	2,468	884,168	5,467,077	683,313	2,678

Shares Owned in each Portfolio		6,392	3,452,841	6,390	2,225,576	4,683	2,283,143	2,554,816	1,141,342	4,548

Fair Value per Share	$	30.75	14.64	14.62	7.34	7.36	12.90	11.70	13.90	13.93

See accompanying notes to financial statements

6

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’

Equity

December 31, 2017

		Deutsche Variable Series II
		Deutsche Global Income Builder VIP A	Deutsche Government & Agency Securities VIP A	Deutsche Government & Agency Securities VIP B	Deutsche Government Money Market Portfolio A	Deutsche High Income VIP A	Deutsche High Income VIP B	Deutsche CROCI® U.S. VIP A	Deutsche CROCI® U.S. VIP B	Deutsche Small Mid Cap Growth VIP A
ASSETS

Investments in underlying portfolio funds, at fair value	$	$103,314,563	19,112,877	110,659	28,315,014	44,753,732	15,622	96,051,751	163,755	59,223,059
Dividends and other receivables		-	-	-	5,504	-	-	-	-	-

Total assets		103,314,563	19,112,877	110,659	28,320,518	44,753,732	15,622	96,051,751	163,755	59,223,059

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables		-	-	-	-	-	-	-	-	-

Contract owners’ equity	$	103,314,563	19,112,877	110,659	28,320,518	44,753,732	15,622	96,051,751	163,755	59,223,059

Accumulation period	$	102,674,002	18,883,228	110,659	28,277,847	44,452,208	15,622	95,993,965	163,755	59,191,252
Annuity period		640,561	229,649	-	42,671	301,524	-	57,786	-	31,807

Total Contract Owners’ Equity	$	103,314,563	19,112,877	110,659	28,320,518	44,753,732	15,622	96,051,751	163,755	59,223,059

Units Outstanding		9,402,762	3,511,236	8,802	8,520,131	3,867,108	711	7,299,698	8,331	7,438,636

Shares Owned in each Portfolio		3,889,855	1,714,160	9,933	28,315,015	7,036,750	2,449	5,772,341	9,823	2,699,319

Fair Value per Share	$	26.56	11.15	11.14	1.00	6.36	6.38	16.64	16.67	21.94

See accompanying notes to financial statements

7

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’

Equity

December 31, 2017

		Deutsche Variable Series II			Deutsche Investments VIT Funds		Dreyfus Investment Portfolios		The Dreyfus Sustainable U.S. Equity Fund

		Deutsche Small Mid Cap Value VIP A	Deutsche Small Mid Cap Value VIP B	Deutsche Multisector Income VIP A	Deutsche Equity 500 Index VIP A	Deutsche Equity 500 Index VIP B2	Dreyfus I.P. Mid Cap Stock A	Dreyfus I.P. Mid Cap Stock SC	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. I-S	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. S-S
ASSETS

Investments in underlying portfolio funds, at fair value	$	60,980,212	145,781	9,252,049	71,086,749	9,507	31,658,693	4,986,672	4,815,044	4,249
Dividends and other receivables		-	-	-	-	-	-	-	-	-

Total assets		60,980,212	145,781	9,252,049	71,086,749	9,507	31,658,693	4,986,672	4,815,044	4,249

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables		-	-	-	-	-	-	-	-	-

Contract owners’ equity	$	60,980,212	145,781	9,252,049	71,086,749	9,507	31,658,693	4,986,672	4,815,044	4,249

Accumulation period	$	60,853,853	145,781	9,252,047	71,086,749	9,507	31,658,692	4,986,672	4,815,044	4,249
Annuity period		126,359	-	2	-	-	1	-	-	-

Total Contract Owners’ Equity	$	60,980,212	145,781	9,252,049	71,086,749	9,507	31,658,693	4,986,672	4,815,044	4,249

Units Outstanding		5,889,144	4,368	606,790	3,081,687	447	923,077	147,623	194,093	181

Shares Owned in each Portfolio		3,410,526	8,162	905,288	3,203,549	429	1,403,311	222,123	119,569	107

Fair Value per Share	$	17.88	17.86	10.22	22.19	22.17	22.56	22.45	40.27	39.80

See accompanying notes to financial statements

8

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’

Equity

December 31, 2017

		Fidelity Variable Insurance Products Funds						Franklin Templeton Variable Insurance Products Trust
		Fidelity VIP Asset Manager	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Index 500	Fidelity VIP Index 500 - SC	Franklin Mutual Global Discovery VIP Fund CL 2	Franklin Mutual Shares VIP Fund CL 2	Franklin Rising Dividends VIP Fund CL 2	Franklin Small Cap Value VIP Fund CL 2
ASSETS

Investments in underlying portfolio funds, at fair value	$	3,460,939	68,006,595	21,870,629	28,108,214	71,514,162	2,379,415	17,322,165	4,031,418	7,790,076	5,349,576
Dividends and other receivables		-	-	-	-	-	-	-	-	-	-

Total assets		3,460,939	68,006,595	21,870,629	28,108,214	71,514,162	2,379,415	17,322,165	4,031,418	7,790,076	5,349,576

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables		-	-	-	-	-	-	-	-	-	-

Contract owners’ equity	$	3,460,939	68,006,595	21,870,629	28,108,214	71,514,162	2,379,415	17,322,165	4,031,418	7,790,076	5,349,576

Accumulation period	$	3,460,939	67,891,013	21,850,416	28,086,714	71,450,173	2,379,415	17,315,594	4,031,418	7,772,790	5,349,576
Annuity period		-	115,582	20,213	21,500	63,989	-	6,571	-	17,286	-

Total Contract Owners’ Equity	$	3,460,939	68,006,595	21,870,629	28,108,214	71,514,162	2,379,415	17,322,165	4,031,418	7,790,076	5,349,576

Units Outstanding		78,187	803,676	318,746	237,937	207,889	7,688	517,151	162,010	252,153	137,861

Shares Owned in each Portfolio		227,245	1,792,477	915,472	379,584	263,715	8,886	874,857	198,007	273,720	270,181

Fair Value per Share	$	15.23	37.94	23.89	74.05	271.18	267.78	19.80	20.36	28.46	19.80

See accompanying notes to financial statements

9

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’

Equity

December 31, 2017

		Franklin Templeton Variable Insurance Products Trust			Invesco Variable Insurance Funds				Janus Henderson Series

		Franklin Strategic Income VIP Fund CL 2	Franklin U.S. Government Securities VIP Fund CL 2	Templeton Developing Markets VIP Fund CL 2	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Global Health Care Fund Series I	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Managed Volatility Fund Series I	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S
ASSETS

Investments in underlying portfolio funds, at fair value	$	5,220,460	1,441,666	3,702,409	1,079,975	2,162,475	4,537,796	10,560,682	67,810,794	54,535,609
Dividends and other receivables		-	-	-	-	-	-	-	-	-

Total assets		5,220,460	1,441,666	3,702,409	1,079,975	2,162,475	4,537,796	10,560,682	67,810,794	54,535,609

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables		-	-	-	-	-	-	-	-	-

Contract owners’ equity	$	5,220,460	1,441,666	3,702,409	1,079,975	2,162,475	4,537,796	10,560,682	67,810,794	54,535,609

Accumulation period	$	5,217,159	1,441,666	3,646,343	1,079,975	2,162,475	4,537,796	10,560,682	67,504,415	54,484,362
Annuity period		3,301	-	56,066	-	-	-	-	306,379	51,247

Total Contract Owners’ Equity	$	5,220,460	1,441,666	3,702,409	1,079,975	2,162,475	4,537,796	10,560,682	67,810,794	54,535,609

Units Outstanding		275,779	113,165	106,711	81,787	74,714	144,964	521,818	935,925	580,273

Shares Owned in each Portfolio		483,376	119,343	361,917	39,734	81,788	260,943	808,628	1,922,620	771,912

Fair Value per Share	$	10.80	12.08	10.23	27.18	26.44	17.39	13.06	35.27	70.65

See accompanying notes to financial statements

10

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’

Equity

December 31, 2017

		Janus Henderson Series				JPMorgan Insurance Trust

		Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Research Portfolio I-S	Janus Henderson Mid Cap Value Portfolio S-S	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust US Equity	Oppenheimer Capital Appreciation
ASSETS

Investments in underlying portfolio funds, at fair value	$	353,356	36,419,174	27,501,592	4,323,170	334,285	6,277,355	4,627,094	1,075,170	1,703,697
Dividends and other receivables		-	-	-	-	-	-	-	-	-

Total assets		353,356	36,419,174	27,501,592	4,323,170	334,285	6,277,355	4,627,094	1,075,170	1,703,697
LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables		-	-	-	-	-	-	-	-	-

Contract owners’ equity	$	353,356	36,419,174	27,501,592	4,323,170	334,285	6,277,355	4,627,094	1,075,170	1,703,697

Accumulation period	$	353,356	36,360,897	27,443,973	4,323,170	334,285	6,277,355	4,616,985	1,075,170	1,703,697
Annuity period		-	58,277	57,619	-	-	-	10,109	-	-

Total Contract Owners’ Equity	$	353,356	36,419,174	27,501,592	4,323,170	334,285	6,277,355	4,627,094	1,075,170	1,703,697

Units Outstanding		11,917	682,942	515,008	116,041	23,020	205,747	113,077	37,081	66,599

Shares Owned in each Portfolio		8,887	711,312	753,262	247,180	30,556	530,630	180,464	33,154	31,038

Fair Value per Share	$	39.76	51.20	36.51	17.49	10.94	11.83	25.64	32.43	54.89

See accompanying notes to financial statements

11

ZALICO Variable Annuity Separate Account

Statement of Assets, Liabilities and Contract Owners’

Equity

December 31, 2017

		Oppenheimer Variable Account Funds					PIMCO Variable Insurance Trust		Voya Global Resources Trust	Voya Investors Trust
		Oppenheimer Discovery Mid Cap Growth Fund S-S	Oppenheimer Global Fund S-S	Oppenheimer Global Strategic Income VA	Oppenheimer Main Street	Oppenheimer Main Street Small Cap Fund S-S	PIMCO Foreign Bond(USD- Hedged) ADM	PIMCO Low Duration ADM	Voya Global Equity Portfolio	VY JPMorgan Emerging Markets Equity Portfolio Class I
ASSETS

Investments in underlying portfolio funds, at fair value	$	1,341,825	20,323,203	3,917,532	4,173,264	8,368,058	14,616	36,252	3,692,714	5,109,489
Dividends and other receivables		-	-	-	-	-	-	-	-	-

Total assets		1,341,825	20,323,203	3,917,532	4,173,264	8,368,058	14,616	36,252	3,692,714	5,109,489

LIABILITIES AND CONTRACT OWNERS’ EQUITY

Liabilities - other payables		-	-	-	-	-	-	-	-	-

Contract owners’ equity	$	1,341,825	20,323,203	3,917,532	4,173,264	8,368,058	14,616	36,252	3,692,714	5,109,489

Accumulation period	$	1,341,825	20,323,203	3,917,532	4,173,264	8,368,058	14,616	36,252	3,690,585	5,040,394
Annuity period		-	-	-	-	-	-	-	2,129	69,095

Total Contract Owners’ Equity	$	1,341,825	20,323,203	3,917,532	4,173,264	8,368,058	14,616	36,252	3,692,714	5,109,489

Units Outstanding		46,220	525,582	224,949	146,486	209,554	713	2,400	281,010	165,774

Shares Owned in each Portfolio		16,800	433,515	743,365	130,782	329,192	1,355	3,540	332,079	237,430

Fair Value per Share	$	79.87	46.88	5.27	31.91	25.42	10.79	10.24	11.12	21.52

See accompanying notes to financial statements

12

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2017

		Alger Portfolios					American Century Variable Portfolios, Inc.		Deutsche Variable Series I

		Alger Balanced	Alger Capital Appreciation	Alger Large Cap Growth I-2	Alger Mid Cap Growth I-2	Alger Small Cap Growth I-2	American Century VP Income & Growth	American Century VP Value	Deutsche Bond VIP A	Deutsche Capital Growth VIP A
		1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
REVENUE

Dividend income	$	482,676	61,363	-	-	-	224,195	211,648	661,750	1,435,105
EXPENSES
Administrative, mortality and expense risk charges		301,027	799,492	129,356	120,459	78,465	128,014	173,416	361,902	2,612,254

Net investment income (loss)	$	181,649	(738,129)	(129,356)	(120,459)	(78,465)	96,181	38,232	299,848	(1,177,149)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$	2,715,056	6,808,532	631,965	521,862	(455,558)	647,296	1,297,209	42,392	18,928,042

Capital gain distributions		-	2,386,019	908,638	214,423	-	223,279	-	-	15,181,726

Net realized gain (loss) on investments		2,715,056	9,194,551	1,540,603	736,285	(455,558)	870,575	1,297,209	42,392	34,109,768

Change in unrealized appreciation (depreciation) of investments		(186,015)	6,340,603	843,550	1,570,468	1,950,852	692,598	(433,053)	808,618	8,460,056

Net realized and unrealized gain (loss) on investments	$	2,529,041	15,535,154	2,384,153	2,306,753	1,495,294	1,563,173	864,156	851,010	42,569,824

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$	2,710,690	14,797,025	2,254,797	2,186,294	1,416,829	1,659,354	902,388	1,150,858	41,392,675

See accompanying notes to financial statements

13

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2017

		Deutsche Variable Series I						Deutsche Variable Series II
		Deutsche Capital Growth VIP B	Deutsche Core Equity VIP A	Deutsche Core Equity VIP B	Deutsche CROCI® International VIP A	Deutsche CROCI® International VIP B	Deutsche Global Small Cap VIP A	Deutsche Global Equity VIP A	Deutsche International Growth VIP A	Deutsche International Growth VIP B
		1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
REVENUE
Dividend income	$	836	724,285	732	1,497,532	2,146	-	171,377	70,753	44
EXPENSES
Administrative, mortality and expense risk charges		3,397	804,587	1,446	283,483	606	491,959	448,993	253,317	935

Net investment income (loss)	$	(2,561)	(80,302)	(714)	1,214,049	1,540	(491,959)	(277,616)	(182,564)	(891)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$	2,611	7,988,287	473	(1,193,136)	(449)	(1,979,168)	2,303,135	2,511,904	(99)
Capital gain distributions		13,728	4,131,220	5,508	-	-	3,229,115	-	-	-

Net realized gain (loss) on investments		16,339	12,119,507	5,981	(1,193,136)	(449)	1,249,947	2,303,135	2,511,904	(99)

Change in unrealized appreciation (depreciation) of investments		24,173	(1,998,002)	9,019	3,695,930	4,534	5,065,993	4,636,166	1,550,753	12,254

Net realized and unrealized gain (loss) on investments	$	40,512	10,121,505	15,000	2,502,794	4,085	6,315,940	6,939,301	4,062,657	12,155

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$	37,951	10,041,203	14,286	3,716,843	5,625	5,823,981	6,661,685	3,880,093	11,264

See accompanying notes to financial statements

14

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2017

		Deutsche Variable Series II
		Deutsche Global Income Builder VIP A	Deutsche Government & Agency Securities VIP A	Deutsche Government & Agency Securities VIP B	Deutsche Government Money Market Portfolio A	Deutsche High Income VIP A	Deutsche High Income VIP B	Deutsche CROCI® U.S. VIP A	Deutsche CROCI® U.S. VIP B	Deutsche Small Mid Cap Growth VIP A
		1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
REVENUE
Dividend income	$	3,246,268	658,728	2,304	142,882	3,149,054	873	1,815,000	1,797	78,611
EXPENSES
Administrative, mortality and expense risk charges		1,407,893	337,528	1,883	447,334	693,501	301	1,590,753	2,918	1,014,427

Net investment income (loss)	$	1,838,375	321,200	421	(304,452)	2,455,553	572	224,247	(1,121)	(935,816)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$	2,552,798	(905,885)	(647)	-	(132,699)	(24)	8,316,893	1,165	8,233,891

Capital gain distributions		-	-	-	-	-	-	-	-	4,086,640

Net realized gain (loss) on investments		2,552,798	(905,885)	(647)	-	(132,699)	(24)	8,316,893	1,165	12,320,531

Change in unrealized appreciation (depreciation) of investments		10,368,845	687,846	(280)	-	781,143	263	13,282,213	27,669	1,995,244

Net realized and unrealized gain (loss) on investments	$	12,921,643	(218,039)	(927)	-	648,444	239	21,599,106	28,834	14,315,775

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$	14,760,018	103,161	(506)	(304,452)	3,103,997	811	21,823,353	27,713	13,379,959

See accompanying notes to financial statements

15

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2017

		Deutsche Variable Series II			Deutsche Investments VIT Funds		Dreyfus Investment Portfolios		The Dreyfus Sustainable U.S. Equity Fund
		Deutsche Small Mid Cap Value VIP A	Deutsche Small Mid Cap Value VIP B	Deutsche Multisector Income VIP A	Deutsche Equity 500 Index VIP A	Deutsche Equity 500 Index VIP B2	Dreyfus I.P. Mid Cap Stock A	Dreyfus I.P. Mid Cap Stock SC	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. I-S	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. S-S
		1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
REVENUE
Dividend income	$	582,516	506	114,198	1,753,064	116	486,629	39,387	65,976	37
EXPENSES
Administrative, mortality and expense risk charges		1,023,683	2,655	179,400	1,287,745	157	575,755	62,651	74,150	72

Net investment income (loss)	$	(441,167)	(2,149)	(65,202)	465,319	(41)	(89,126)	(23,264)	(8,174)	(35)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$	12,123,553	3,467	(1,192,193)	13,573,692	72	7,045,407	114,038	(102,777)	22

Capital gain distributions		1,730,166	3,023	-	4,924,691	414	718,933	72,246	379,274	262

Net realized gain (loss) on investments		13,853,719	6,490	(1,192,193)	18,498,383	486	7,764,340	186,284	276,497	284

Change in unrealized appreciation (depreciation) of investments		(7,289,420)	6,741	1,940,640	(2,731,227)	1,036	(2,909,853)	442,287	424,986	235

Net realized and unrealized gain (loss) on investments	$	6,564,299	13,231	748,447	15,767,156	1,522	4,854,487	628,571	701,483	519

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$	6,123,132	11,082	683,245	16,232,475	1,481	4,765,361	605,307	693,309	484

See accompanying notes to financial statements

16

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2017

		Fidelity Variable Insurance Products Funds						Franklin Templeton Variable Insurance Products Trust
		Fidelity VIP Asset Manager	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Index 500	Fidelity VIP Index 500 - SC	Franklin Mutual Global Discovery VIP Fund CL 2	Franklin Mutual Shares VIP Fund CL 2	Franklin Rising Dividends VIP Fund CL 2	Franklin Small Cap Value VIP Fund CL 2
		1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
REVENUE
Dividend income	$	62,371	650,202	362,795	57,442	1,203,652	36,724	312,993	94,092	120,092	28,194
EXPENSES
Administrative, mortality and expense risk charges		44,776	863,638	286,572	354,626	888,411	36,184	234,941	57,265	102,251	73,262

Net investment income (loss)	$	17,595	(213,436)	76,223	(297,184)	315,241	540	78,052	36,827	17,841	(45,068)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$	92,692	3,472,791	(157,999)	2,414,389	5,356,440	343,170	354,439	317,619	272,389	204,618

Capital gain distributions		378,916	3,480,399	454,822	1,892,708	216,428	8,354	996,584	170,634	286,047	385,613

Net realized gain (loss) on investments		471,608	6,953,190	296,823	4,307,097	5,572,868	351,524	1,351,023	488,253	558,436	590,231

Change in unrealized appreciation (depreciation) of investments		(89,308)	5,338,051	1,970,299	3,464,931	6,519,826	82,709	(183,783)	(232,416)	775,979	(91,213)

Net realized and unrealized gain (loss) on investments	$	382,300	12,291,241	2,267,122	7,772,028	12,092,694	434,233	1,167,240	255,837	1,334,415	499,018

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$	399,895	12,077,805	2,343,345	7,474,844	12,407,935	434,773	1,245,292	292,664	1,352,256	453,950

See accompanying notes to financial statements

17

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2017

		Franklin Templeton Variable Insurance Products Trust			Invesco Variable Insurance Funds				Janus Henderson Series
		Franklin Strategic Income VIP Fund CL 2	Franklin U.S. Government Securities VIP Fund CL 2	Templeton Developing Markets VIP Fund CL 2	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Global Health Care Fund Series I	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Managed Volatility Fund Series I	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S
		1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
REVENUE
Dividend income	$	157,075	33,533	33,009	18,166	8,363	142,126	169,152	1,049,315	130,490
EXPENSES
Administrative, mortality and expense risk charges		71,800	18,637	44,575	15,112	30,901	61,432	189,680	865,296	681,732

Net investment income (loss)	$	85,275	14,896	(11,566)	3,054	(22,538)	80,694	(20,528)	184,019	(551,242)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on sale of investments	$	(129,174)	(21,290)	(97,854)	115,164	(191,447)	188,152	(1,139,552)	1,430,995	4,336,002

Capital gain distributions		-	-	-	37,235	116,163	72,131	-	132,891	3,227,895

Net realized gain (loss) on investments		(129,174)	(21,290)	(97,854)	152,399	(75,284)	260,283	(1,139,552)	1,563,886	7,563,897

Change in unrealized appreciation (depreciation) of investments		217,258	6,789	1,171,140	(74,486)	418,189	156,465	2,288,477	8,486,616	4,730,802

Net realized and unrealized gain (loss) on investments		$88,084	(14,501)	1,073,286	77,913	342,905	416,748	1,148,925	10,050,502	12,294,699

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$	173,359	395	1,061,720	80,967	320,367	497,442	1,128,397	10,234,521	11,743,457

See accompanying notes to financial statements

18

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2017

		Janus Henderson Series				JPMorgan Insurance Trust
		Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Research Portfolio I-S	Janus Henderson Mid Cap Value Portfolio S-S	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Intrepid MidCap	JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust US Equity	Oppenheimer Capital Appreciation
		1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 5/19/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
REVENUE
Dividend income	$	-	284,846	103,695	26,569	10,099	-	50,144	14,826	9,803	148
EXPENSES
Administrative, mortality and expense risk charges		4,983	468,439	353,473	57,182	6,003	16,254	86,172	60,718	13,355	22,004

Net investment income (loss)	$	(4,983)	(183,593)	(249,778)	(30,613)	4,096	(16,254)	(36,028)	(45,892)	(3,552)	(21,856)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$	284	2,713,484	1,648,438	20,137	(16,700)	14,843	1,147,034	353,376	48,216	56,097
Capital gain distributions		17,353	-	252,882	157,429	-	-	279,647	32,549	11,018	147,570

Net realized gain (loss) on investments		17,637	2,713,484	1,901,320	177,566	(16,700)	14,843	1,426,681	385,925	59,234	203,667
Change in unrealized appreciation (depreciation) of investments		66,743	5,355,654	4,455,013	329,505	20,986	151,497	(639,753)	232,205	126,384	175,461

Net realized and unrealized gain (loss) on investments	$	84,380	8,069,138	6,356,333	507,071	4,286	166,340	786,928	618,130	185,618	379,128

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$	79,397	7,885,545	6,106,555	476,458	8,382	150,086	750,900	572,238	182,066	357,272

See accompanying notes to financial statements

19

ZALICO Variable Annuity Separate Account

Statement of Operations

For the year ended December 31, 2017

		Oppenheimer Variable Account Funds					PIMCO Variable Insurance Trust		Voya Global Resources Trust	Voya Investors Trust
		Oppenheimer Discovery Mid Cap Growth Fund S-S	Oppenheimer Global Fund S-S	Oppenheimer Global Strategic Income VA	Oppenheimer Main Street	Oppenheimer Main Street Small Cap Fund S-S	PIMCO Foreign Bond(USD- Hedged)ADM	PIMCO Low Duration ADM	Voya Global Equity Portfolio	VY JPMorgan Emerging Markets Equity Portfolio Class I
		1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
REVENUE
Dividend income	$	-	138,012	78,681	43,835	52,472	696	486	75,145	30,518
EXPENSES
Administrative, mortality and expense risk charges		16,194	249,659	55,259	57,811	109,186	217	511	47,007	59,966

Net investment income (loss)	$	(16,194)	(111,647)	23,422	(13,976)	(56,714)	479	(25)	28,138	(29,448)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	$	18,146	916,183	(52,401)	433,441	451,393	56	5	38,088	(60,669)
Capital gain distributions		126,503	-	-	71,897	437,600	-	-	-	-

Net realized gain (loss) on investments		144,649	916,183	(52,401)	505,338	888,993	56	5	38,088	(60,669)
Change in unrealized appreciation (depreciation) of investments		156,285	4,706,891	217,830	111,557	117,641	(347)	(5)	635,267	1,644,959

Net realized and unrealized gain (loss) on investments	$	300,934	5,623,074	165,429	616,895	1,006,634	(291)	-	673,355	1,584,290

Net Increase (Decrease) in Contract Owners’ Equity Resulting from Operations	$	284,740	5,511,427	188,851	602,919	949,920	188	(25)	701,493	1,554,842

See accompanying notes to financial statements

20

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2017

	Alger Portfolios					American Century Variable Portfolios, Inc.		Deutsche Variable Series I
	Alger Balanced	Alger Capital Appreciation	Alger Large Cap Growth I-2	Alger Mid Cap Growth I-2	Alger Small Cap Growth I-2	American Century VP Income & Growth	American Century VP Value	Deutsche Bond VIP A	Deutsche Capital Growth VIP A
	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
OPERATIONS
Net investment income (loss)	$181,649	(738,129)	(129,356)	(120,459)	(78,465)	96,181	38,232	299,848	(1,177,149)
Net realized gain (loss) on investments	2,715,056	9,194,551	1,540,603	736,285	(455,558)	870,575	1,297,209	42,392	34,109,768
Change in unrealized appreciation (depreciation) of investments	(186,015)	6,340,603	843,550	1,570,468	1,950,852	692,598	(433,053)	808,618	8,460,056

Net increase (decrease) in contract owners’ equity resulting from operations	2,710,690	14,797,025	2,254,797	2,186,294	1,416,829	1,659,354	902,388	1,150,858	41,392,675

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	100	8,190	298,239	226,983	93,886	173,063	544,930	126,653	352,823
Net transfer (to) from affiliate and subaccounts	(13,831)	(10,991,931)	(170,187)	226,552	(299,691)	(78,375)	(198,972)	673,390	(8,570,425)
Payments for redemptions	(6,800,632)	(21,603,314)	(1,049,765)	(879,600)	(523,486)	(1,410,334)	(2,008,777)	(7,392,401)	(48,766,026)
Guaranteed retirement income benefit, maintenance fees,and other fees	(48,569)	(128,487)	-	-	-	-	-	(37,401)	(274,802)
Annuity payout reserve adjustment	-	-	311	-	-	-	25	134	(3,621)

Net increase (decrease) from contract owners’ equity transactions	(6,862,932)	(32,715,542)	(921,402)	(426,065)	(729,291)	(1,315,646)	(1,662,794)	(6,629,625)	(57,262,051)

Total increase (decrease) in contract owners’ equity	(4,152,242)	(17,918,517)	1,333,395	1,760,229	687,538	343,708	(760,406)	(5,478,767)	(15,869,376)

CONTRACT OWNERS’ EQUITY
Beginning of period	21,545,569	57,544,661	8,731,523	7,902,992	5,517,830	9,578,655	13,716,256	27,723,713	184,490,555

End of period	$17,393,325	39,626,143	10,064,918	9,663,220	6,205,368	9,922,363	12,955,851	22,244,947	168,621,180

See accompanying notes to financial statements

21

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2017

	Deutsche Variable Series I						Deutsche Variable Series II
	Deutsche Capital Growth VIP B	Deutsche Core Equity VIP A	Deutsche Core Equity VIP B	Deutsche CROCI® International VIP A	Deutsche CROCI® International VIP B	Deutsche Global Small Cap VIP A	Deutsche Global Equity VIP A	Deutsche International Growth VIP A	Deutsche International Growth VIP B
	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
OPERATIONS
Net investment income (loss)	$(2,561)	(80,302)	(714)	1,214,049	1,540	(491,959)	(277,616)	(182,564)	(891)
Net realized gain (loss) on investments	16,339	12,119,507	5,981	(1,193,136)	(449)	1,249,947	2,303,135	2,511,904	(99)
Change in unrealized appreciation (depreciation) of investments	24,173	(1,998,002)	9,019	3,695,930	4,534	5,065,993	4,636,166	1,550,753	12,254

Net increase (decrease) in contract owners’ equity resulting from operations	37,951	10,041,203	14,286	3,716,843	5,625	5,823,981	6,661,685	3,880,093	11,264

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	-	77,077	3,600	6,049	-	8,300	59,962	300	4,201
Net transfer (to) from affiliate and subaccounts	(2)	(1,038,161)	457	958,419	-	(2,739,395)	(742,783)	(89,834)	600
Payments for redemptions	(4,022)	(17,072,473)	-	(8,019,978)	(10)	(10,262,139)	(7,884,942)	(5,699,139)	-
Guaranteed retirement income benefit, maintenance fees,and other fees	-	(112,860)	-	(41,863)	-	(79,566)	(41,434)	(42,350)	-
Annuity payout reserve adjustment	-	44	-	15	-	-	(9,829)	-	-

Net increase (decrease) from contract owners’ equity transactions	(4,024)	(18,146,373)	4,057	(7,097,358)	(10)	(13,072,800)	(8,619,026)	(5,831,023)	4,801

Total increase (decrease) in contract owners’ equity	33,927	(8,105,170)	18,343	(3,380,515)	5,615	(7,248,819)	(1,957,341)	(1,950,930)	16,065

CONTRACT OWNERS’ EQUITY
Beginning of period	162,622	58,654,762	75,076	19,716,241	28,850	36,701,362	31,848,689	17,815,584	47,287

End of period	$196,556	50,549,590	93,420	16,335,726	34,464	29,452,543	29,891,348	15,864,654	63,350

See accompanying notes to financial statements

22

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2017

	Deutsche Variable Series II
	Deutsche Global Income Builder VIP A	Deutsche Government & Agency Securities VIP A	Deutsche Government & Agency Securities VIP B	Deutsche Government Money Market Portfolio A	Deutsche High Income VIP A	Deutsche High Income VIP B	Deutsche CROCI® U.S. VIP A	Deutsche CROCI® U.S. VIP B	Deutsche Small Mid Cap Growth VIP A
	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
OPERATIONS
Net investment income (loss)	$1,838,375	321,200	421	(304,452)	2,455,553	572	224,247	(1,121)	(935,816)
Net realized gain (loss) on investments	2,552,798	(905,885)	(647)	-	(132,699)	(24)	8,316,893	1,165	12,320,531
Change in unrealized appreciation (depreciation) of investments	10,368,845	687,846	(280)	-	781,143	263	13,282,213	27,669	1,995,244

Net increase (decrease) in contract owners’ equity resulting from operations	14,760,018	103,161	(506)	(304,452)	3,103,997	811	21,823,353	27,713	13,379,959

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	302,425	104,393	9,000	377,670	186,641	-	116,411	-	217,287
Net transfer (to) from affiliate and subaccounts	(903,643)	136,805	(253)	15,672,006	(1,850,143)	294	(4,415,848)	453	(7,159,542)
Payments for redemptions	(16,671,053)	(8,782,174)	(6,533)	(22,148,566)	(10,224,458)	(2,010)	(34,262,331)	(4,237)	(21,836,659)
Guaranteed retirement income benefit, maintenance fees,and other fees	(33,268)	(33,270)	-	(41,329)	(40,129)	-	(229,880)	-	(119,958)
Annuity payout reserve adjustment	(26,531)	984	-	696	1,326	-	215	-	(14,532)

Net increase (decrease) from contract owners’ equity transactions	(17,332,070)	(8,573,262)	2,214	(6,139,523)	(11,926,763)	(1,716)	(38,791,433)	(3,784)	(28,913,404)

Total increase (decrease) in contract owners’ equity	(2,572,052)	(8,470,101)	1,708	(6,443,975)	(8,822,766)	(905)	(16,968,080)	23,929	(15,533,445)

CONTRACT OWNERS’ EQUITY
Beginning of period	105,886,617	27,582,979	108,951	34,764,502	53,576,498	16,529	113,019,829	139,826	74,756,502

End of period	$103,314,563	19,112,877	110,659	28,320,518	44,753,732	15,622	96,051,751	163,755	59,223,059

See accompanying notes to financial statements

23

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2017

		Deutsche Variable Series II			Deutsche Investments VIT Funds		Dreyfus Investment Portfolios		The Dreyfus Sustainable U.S. Equity Fund
		Deutsche Small Mid Cap Value VIP A	Deutsche Small Mid Cap Value VIP B	Deutsche Multisector Income VIP A	Deutsche Equity 500 Index VIP A	Deutsche Equity 500 Index VIP B2	Dreyfus I.P. Mid Cap Stock A	Dreyfus I.P. Mid Cap Stock SC	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. I-S	The Dreyfus Sustainable U.S. Equity Portfolio, Inc. S-S
		1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
OPERATIONS
Net investment income (loss)	$	(441,167)	(2,149)	(65,202)	465,319	(41)	(89,126)	(23,264)	(8,174)	(35)
Net realized gain (loss) on investments		13,853,719	6,490	(1,192,193)	18,498,383	486	7,764,340	186,284	276,497	284
Change in unrealized appreciation (depreciation) of investments		(7,289,420)	6,741	1,940,640	(2,731,227)	1,036	(2,909,853)	442,287	424,986	235

Net increase (decrease) in contract owners’ equity resulting from operations		6,123,132	11,082	683,245	16,232,475	1,481	4,765,361	605,307	693,309	484

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales		360,271	-	-	16,650	-	-	162,435	21,013	-
Net transfer (to) from affiliate and subaccounts		(4,037,663)	(4)	(54,188)	(2,924,881)	340	(4,167,877)	62,773	(255,638)	54
Payments for redemptions		(22,235,196)	(6,743)	(5,154,892)	(36,208,492)	-	(14,072,393)	(238,910)	(1,035,757)	-
Guaranteed retirement income benefit, maintenance fees,and other fees		(113,169)	-	(27,230)	(213,985)	-	(93,650)	-	(6,403)	-
Annuity payout reserve adjustment		265	-	-	-	-	-	-	-	-

Net increase (decrease) from contract owners’ equity transactions		(26,025,492)	(6,747)	(5,236,310)	(39,330,708)	340	(18,333,920)	(13,702)	(1,276,785)	54

Total increase (decrease) in contract owners’ equity		(19,902,360)	4,335	(4,553,065)	(23,098,233)	1,821	(13,568,559)	591,605	(583,476)	538

CONTRACT OWNERS’ EQUITY
Beginning of period		80,882,572	141,446	13,805,114	94,184,981	7,687	45,227,254	4,395,069	5,398,520	3,710

End of period	$	60,980,212	145,781	9,252,049	71,086,749	9,507	31,658,693	4,986,672	4,815,044	4,249

See accompanying notes to financial statements

24

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2017

	Fidelity Variable Insurance Products Funds						Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Asset Manager	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Index 500	Fidelity VIP Index 500-SC	Franklin Mutual Global Discovery VIP Fund CL 2	Franklin Mutual Shares VIP Fund CL 2	Franklin Rising Dividends VIP Fund CL 2	Franklin Small Cap Value VIP Fund CL 2
	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
OPERATIONS
Net investment income (loss)	$17,595	(213,436)	76,223	(297,184)	315,241	540	78,052	36,827	17,841	(45,068)
Net realized gain (loss) on investments	471,608	6,953,190	296,823	4,307,097	5,572,868	351,524	1,351,023	488,253	558,436	590,231
Change in unrealized appreciation (depreciation) of investments	(89,308)	5,338,051	1,970,299	3,464,931	6,519,826	82,709	(183,783)	(232,416)	775,979	(91,213)

Net increase (decrease) in contract owners’ equity resulting from operations	399,895	12,077,805	2,343,345	7,474,844	12,407,935	434,773	1,245,292	292,664	1,352,256	453,950

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	19,948	932,063	516,746	294,060	891,384	15,478	339,629	170,935	134,105	162,151
Net transfer (to) from affiliate and subaccounts	23,961	(35,317)	(304,923)	360,193	569,799	(87,305)	(550,493)	(189,181)	(595,175)	(168,162)
Payments for redemptions	(243,456)	(6,860,261)	(2,809,545)	(3,195,269)	(6,779,159)	(492,909)	(1,625,884)	(789,453)	(919,846)	(865,179)
Guaranteed retirement income benefit, maintenance fees, and other fees	-	-	-	-	-	-	-	-	-	-
Annuity payout reserve adjustment	-	922	152	105	285	-	129	-	194	-

Net increase (decrease) from contract owners’ equity transactions	(199,547)	(5,962,593)	(2,597,570)	(2,540,911)	(5,317,691)	(564,736)	(1,836,619)	(807,699)	(1,380,722)	(871,190)

Total increase (decrease) in contract owners’ equity	200,348	6,115,212	(254,225)	4,933,933	7,090,244	(129,963)	(591,327)	(515,035)	(28,466)	(417,240)

CONTRACT OWNERS’ EQUITY
Beginning of period	3,260,591	61,891,383	22,124,855	23,174,280	64,423,915	2,509,380	17,913,492	4,546,452	7,818,544	5,766,814

End of period	$3,460,939	68,006,595	21,870,629	28,108,214	71,514,162	2,379,415	17,322,165	4,031,418	7,790,076	5,349,576

See accompanying notes to financial statements

25

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2017

		Franklin Templeton Variable Insurance Products Trust			Invesco Variable Insurance Funds				Janus Henderson Series
		Franklin Strategic Income VIP Fund CL 2	Franklin U.S. Government Securities VIP Fund CL 2	Templeton Developing Markets VIP Fund CL 2	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Global Health Care Fund Series I	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Managed Volatility Fund Series I	Janus Henderson Balanced Portfolio I-S	Janus Henderson Enterprise Portfolio I-S
		1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
OPERATIONS
Net investment income (loss)	$	85,275	14,896	(11,566)	3,054	(22,538)	80,694	(20,528)	184,019	(551,242)
Net realized gain (loss) on investments		(129,174)	(21,290)	(97,854)	152,399	(75,284)	260,283	(1,139,552)	1,563,886	7,563,897
Change in unrealized appreciation (depreciation) of investments		217,258	6,789	1,171,140	(74,486)	418,189	156,465	2,288,477	8,486,616	4,730,802

Net increase (decrease) in contract owners’ equity resulting from operations		173,359	395	1,061,720	80,967	320,367	497,442	1,128,397	10,234,521	11,743,457

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales		151,175	18,538	57,546	14,501	38,108	92,865	28,054	1,367,029	459,778
Net transfer (to) from affiliate and subaccounts		262,893	247,573	108,645	(233,917)	20,653	(98,328)	(365,314)	(293,353)	118,066
Payments for redemptions		(1,088,635)	(337,236)	(319,825)	(104,220)	(513,059)	(494,268)	(5,024,661)	(7,072,188)	(5,122,705)
Guaranteed retirement income benefit, maintenance fees,and other fees		-	-	(4)	-	-	-	(24,296)	-	-
Annuity payout reserve adjustment		(12)	-	106	-	-	-	-	1,794	152

Net increase (decrease) from contract owners’ equity transactions		(674,579)	(71,125)	(153,532)	(323,636)	(454,298)	(499,731)	(5,386,217)	(5,996,718)	(4,544,709)

Total increase (decrease) in contract owners’ equity		(501,220)	(70,730)	908,188	(242,669)	(133,931)	(2,289)	(4,257,820)	4,237,803	7,198,748

CONTRACT OWNERS’ EQUITY
Beginning of period		5,721,679	1,512,399	2,794,221	1,322,645	2,296,407	4,540,083	14,818,501	63,572,991	47,336,861

End of period	$	5,220,460	1,441,666	3,702,409	1,079,975	2,162,475	4,537,796	10,560,682	67,810,794	54,535,609

See accompanying notes to financial statements

26

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2017

		Janus Henderson Series				JPMorgan Insurance Trust
		Janus Henderson Forty Portfolio I-S	Janus Henderson Global Research Portfolio I-S	Janus Henderson Research Portfolio I-S	Janus Henderson Mid Cap Value Portfolio S-S	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Intrepid MidCap	JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust US Equity	Oppenheimer Capital Appreciation
		1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 5/19/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
OPERATIONS
Net investment income (loss)	$	(4,983)	(183,593)	(249,778)	(30,613)	4,096	(16,254)	(36,028)	(45,892)	(3,552)	(21,856)
Net realized gain (loss) on investments		17,637	2,713,484	1,901,320	177,566	(16,700)	14,843	1,426,681	385,925	59,234	203,667
Change in unrealized appreciation (depreciation) of investments		66,743	5,355,654	4,455,013	329,505	20,986	151,497	(639,753)	232,205	126,384	175,461

Net increase (decrease) in contract owners’ equity resulting from operations		79,397	7,885,545	6,106,555	476,458	8,382	150,086	750,900	572,238	182,066	357,272

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales		-	462,595	204,892	66,357	5,431	33,488	165,691	106,040	46,111	41,160
Net transfer (to) from affiliate and subaccounts		(8,230)	(732,205)	(273,781)	64,259	(156,822)	(3,540,979)	(694,192)	(219,726)	134,063	39,904
Payments for redemptions		(226)	(4,102,358)	(3,198,405)	(273,039)	(89,513)	(94,793)	(996,768)	(490,908)	(95,116)	(256,100)
Guaranteed retirement income benefit, maintenance fees,and other fees		(129)	-	-	-	-	-	-	-	-	-
Annuity payout reserve adjustment		-	77	222	-	-	-	-	71	-	-

Net increase (decrease) from contract owners’ equity transactions		(8,585)	(4,371,891)	(3,267,072)	(142,423)	(240,904)	(3,602,284)	(1,525,269)	(604,523)	85,058	(175,036)

Total increase (decrease) in contract owners’ equity		70,812	3,513,654	2,839,483	334,035	(232,522)	(3,452,198)	(774,369)	(32,285)	267,124	182,236

CONTRACT OWNERS’ EQUITY
Beginning of period		282,542	32,905,518	24,662,107	3,989,132	566,808	3,452,197	7,051,724	4,659,378	808,043	1,521,458

End of period	$	353,356	36,419,174	27,501,592	4,323,170	334,285	-	6,277,355	4,627,094	1,075,170	1,703,697

See accompanying notes to financial statements

27

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2017

		Oppenheimer Variable Account Funds					PIMCO Variable Insurance Trust		Voya Global Resources Trust	Voya Investors Trust
		Oppenheimer Discovery Mid Cap Growth Fund S-S	Oppenheimer Global Fund S-S	Oppenheimer Global Strategic Income VA	Oppenheimer Main Street	Oppenheimer Main Street Small Cap Fund S-S	PIMCO Foreign Bond(USD- Hedged) ADM	PIMCO Low Duration ADM	Voya Global Equity Portfolio	VY JPMorgan Emerging Markets Equity Portfolio Class I
		1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017	1/1/2017 to 12/31/2017
OPERATIONS
Net investment income (loss)	$	(16,194)	(111,647)	23,422	(13,976)	(56,714)	479	(25)	28,138	(29,448)
Net realized gain (loss) on investments		144,649	916,183	(52,401)	505,338	888,993	56	5	38,088	(60,669)
Change in unrealized appreciation (depreciation) of investments		156,285	4,706,891	217,830	111,557	117,641	(347)	(5)	635,267	1,644,959

Net increase (decrease) in contract owners’ equity resulting from operations		284,740	5,511,427	188,851	602,919	949,920	188	(25)	701,493	1,554,842

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales		20,077	266,987	149,340	63,164	140,832	-	-	66,817	54,152
Net transfer (to) from affiliate and subaccounts		80,069	(85,834)	(52,830)	(45,598)	267,159	(576)	79	(68,546)	(44,514)
Payments for redemptions		(140,011)	(2,295,941)	(691,144)	(716,986)	(829,688)	1	1	(434,229)	(337,297)
Guaranteed retirement income benefit, maintenance fees,and other fees		-	-	-	-	-	(6)	(19)	-	-
Annuity payout reserve adjustment		-	-	-	-	-	-	-	(13)	149

Net increase (decrease) from contract owners’ equity transactions		(39,865)	(2,114,788)	(594,634)	(699,420)	(421,697)	(581)	61	(435,971)	(327,510)

Total increase (decrease) in contract owners’ equity		244,875	3,396,639	(405,783)	(96,501)	528,223	(393)	36	265,522	1,227,332

CONTRACT OWNERS’ EQUITY
Beginning of period		1,096,952	16,926,563	4,323,315	4,269,764	7,839,837	15,009	36,218	3,427,192	3,882,156

End of period	$	1,341,825	20,323,203	3,917,532	4,173,264	8,368,058	14,616	36,252	3,692,714	5,109,489

See accompanying notes to financial statements

28

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2016

		Alger Portfolios						American Century Variable Portfolios, Inc.		Deutsche Variable Series I
		Alger Balanced	Alger Capital Appreciation	Alger Capital Appreciation S	Alger Large Cap Growth I-2	Alger Mid Cap Growth I-2	Alger Small Cap Growth I-2	American Century VP Income & Growth	American Century VP Value	Deutsche Bond VIP A
		1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016
OPERATIONS
Net investment income (loss)	$	116,269	(718,857)	(16)	(124,824)	(110,539)	(72,522)	94,633	51,198	1,006,179
Net realized gain (loss) on investments		2,035,435	5,236,321	(969)	867,054	385,847	83,117	457,591	919,791	(257,639)
Change in unrealized appreciation (depreciation) of investments		(921,453)	(6,536,475)	551	(1,004,800)	(353,521)	201,526	484,784	1,291,852	453,701

Net increase (decrease) in contract owners’ equity resulting from operations		1,230,251	(2,019,011)	(434)	(262,570)	(78,213)	212,121	1,037,008	2,262,841	1,202,241

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales		100	1,512	-	148,741	254,616	96,967	186,791	278,035	265,664
Net transfer (to) from affiliate and subaccounts		1,449,418	(417,052)	-	(396,058)	(558,485)	(526,175)	239,182	(343,889)	2,016,604
Payments for redemptions		(5,008,462)	(15,201,266)	(3,911)	(1,278,756)	(829,166)	(546,197)	(808,585)	(1,276,312)	(5,434,155)
Guaranteed retirement income benefit, maintenance fees,and other fees		(49,236)	(140,447)	-	-	-	-	-	-	(42,327)
Annuity payout reserve adjustment		-	-	-	(3)	-	(162)	-	71	(20,402)

Net increase (decrease) from contract owners’ equity transactions		(3,608,180)	(15,757,253)	(3,911)	(1,526,076)	(1,133,035)	(975,567)	(382,612)	(1,342,095)	(3,214,616)

Total increase (decrease) in contract owners’ equity		(2,377,929)	(17,776,264)	(4,345)	(1,788,646)	(1,211,248)	(763,446)	654,396	920,746	(2,012,375)

CONTRACT OWNERS’ EQUITY
Beginning of period		23,923,498	75,320,925	4,345	10,520,169	9,114,240	6,281,276	8,924,259	12,795,510	29,736,088

End of period	$	21,545,569	57,544,661	-	8,731,523	7,902,992	5,517,830	9,578,655	13,716,256	27,723,713

See accompanying notes to financial statements

29

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2016

		Deutsche Variable Series I							Deutsche Variable Series II
		Deutsche Capital Growth VIP A	Deutsche Capital Growth VIP B	Deutsche Core Equity VIP A	Deutsche Core Equity VIP B	Deutsche CROCI® International VIP A	Deutsche CROCI® International VIP B	Deutsche Global Small Cap VIP A	Deutsche Global Equity VIP A	Deutsche Global Growth VIP A
		1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016
OPERATIONS
Net investment income (loss)	$	(1,109,583)	(2,114)	7,589	(422)	1,751,962	2,374	(388,545)	(200,955)	(108,028)
Net realized gain (loss) on investments		27,071,293	15,704	10,272,147	8,659	(525,886)	(1,648)	4,899,537	373,099	1,313,716
Change in unrealized appreciation (depreciation) of investments		(23,307,894)	(10,592)	(6,088,548)	(2,374)	(1,627,064)	(1,204)	(5,254,714)	1,105,625	(1,059,723)

Net increase (decrease) in contract owners’ equity resulting from operations		2,653,816	2,998	4,191,188	5,863	(400,988)	(478)	(743,722)	1,277,769	145,965

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales		293,796	-	15,873	554	67,306	-	1,005	78,648	1,305
Net transfer (to) from affiliate and subaccounts		(5,227,231)	-	33,559	(3,026)	(62,284)	-	(1,312,358)	(163,173)	(845,434)
Payments for redemptions		(38,762,472)	(5,407)	(12,588,567)	(1,246)	(4,670,070)	(1,319)	(8,773,728)	(4,996,923)	(4,086,456)
Guaranteed retirement income benefit, maintenance fees,and other fees		(291,200)	-	(116,908)	-	(41,239)	-	(88,696)	(42,705)	(44,567)
Annuity payout reserve adjustment		22,586	-	144	-	150	-	-	(7,369)	-

Net increase (decrease) from contract owners’ equity transactions		(43,964,521)	(5,407)	(12,655,899)	(3,718)	(4,706,137)	(1,319)	(10,173,777)	(5,131,522)	(4,975,152)

Total increase (decrease) in contract owners’ equity		(41,310,705)	(2,409)	(8,464,711)	2,145	(5,107,125)	(1,797)	(10,917,499)	(3,853,753)	(4,829,187)

CONTRACT OWNERS’ EQUITY
Beginning of period		225,801,260	165,031	67,119,473	72,931	24,823,366	30,647	47,618,861	35,702,442	22,644,771

End of period	$	184,490,555	162,622	58,654,762	75,076	19,716,241	28,850	36,701,362	31,848,689	17,815,584

See accompanying notes to financial statements

30

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2016

		Deutsche Variable Series II
		Deutsche Global Growth VIP B	Deutsche Global Income Builder VIP A	Deutsche Government & Agency Securities VIP A	Deutsche Government & Agency Securities VIP B	Deutsche High Income VIP A	Deutsche High Income VIP B	Deutsche Large Cap Value VIP A	Deutsche Large Cap Value VIP B	Deutsche Money Market VIP A
		1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016
OPERATIONS

Net investment income (loss)	$	(545)	3,028,997	564,442	1,080	2,650,335	617	(473,603)	(1,686)	(545,527)

Net realized gain (loss) on investments		(240)	2,325,353	(1,162,528)	(1,079)	(2,277,374)	(583)	9,075,938	7,229	-

Change in unrealized appreciation (depreciation) of investments		1,613	106,078	629,056	(1,031)	5,346,795	1,519	(18,757,443)	(15,277)	-

Net increase (decrease) in contract owners’ equity resulting from operations		828	5,460,428	30,970	(1,030)	5,719,756	1,553	(10,155,108)	(9,734)	(545,527)

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales		739	550,953	80,631	1,292	150,893	-	358,625	-	246,642

Net transfer (to) from affiliate and subaccounts		-	(1,605,894)	(2,794,051)	353	509,944	298	(4,589,567)	755	(5,173,557)

Payments for redemptions		-	(15,012,046)	(7,177,378)	(9,608)	(10,108,996)	(5,127)	(28,843,137)	(1,980)	(10,911,155)

Guaranteed retirement income benefit, maintenance fees, and other fees		-	(36,505)	(44,784)	-	(45,437)	-	(245,535)	-	(50,628)

Annuity payout reserve adjustment		-	9,343	(24,544)	-	1,938	-	927	-	2,742

Net increase (decrease) from contract owners’ equity transactions		739	(16,094,149)	(9,960,126)	(7,963)	(9,491,658)	(4,829)	(33,318,687)	(1,225)	(15,885,956)

Total increase (decrease) in contract owners’ equity		1,567	(10,633,721)	(9,929,156)	(8,993)	(3,771,902)	(3,276)	(43,473,795)	(10,959)	(16,431,483)

CONTRACT OWNERS’ EQUITY

Beginning of period		45,720	116,520,338	37,512,135	117,944	57,348,400	19,805	156,493,624	150,785	51,195,985

End of period		$47,287	105,886,617	27,582,979	108,951	53,576,498	16,529	113,019,829	139,826	34,764,502

See accompanying notes to financial statements

31

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2016

		Deutsche Variable Series II				Deutsche Investments VIT Funds		Dreyfus Investment Portfolios		The Dreyfus Socially Responsible Growth Fund, Inc.
		Deutsche Small Mid Cap Growth VIP A	Deutsche Small Mid Cap Value VIP A	Deutsche Small Mid Cap Value VIP B	Deutsche Unconstrained Income VIP A	Deutsche Equity 500 Index VIP A	Deutsche Equity 500 Index VIP B2	Dreyfus I.P. Mid Cap Stock A	Dreyfus I.P. Mid Cap Stock SC	Dreyfus Socially Responsible Growth A
		1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016
OPERATIONS

Net investment income (loss)	$	(1,014,986)	(593,891)	(2,153)	1,043,673	497,856	(14)	(152,587)	(20,803)	(7,863)

Net realized gain (loss) on investments		16,391,770	13,178,762	18,781	(1,163,306)	10,024,008	583	7,276,073	349,134	448,404

Change in unrealized appreciation (depreciation) of investments		(11,578,539)	(2,544,343)	182	(18,913)	(2,703,549)	70	(2,180,110)	205,013	(23,422)

Net increase (decrease) in contract owners’ equity resulting from operations		3,798,245	10,040,528	16,810	(138,546)	7,818,315	639	4,943,376	533,344	417,119

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales		219,790	299,394	-	141	9,700	-	96	141,754	22,991

Net transfer (to) from affiliate and subaccounts		(2,298,624)	(2,336,873)	(2,539)	(1,357,107)	7,028,031	341	1,823,352	(46,617)	160,014

Payments for redemptions		(14,596,615)	(13,378,979)	(13,769)	(3,472,384)	(11,209,043)	-	(10,060,587)	(137,434)	(912,617)

Guaranteed retirement income benefit, maintenance fees, and other fees		(128,670)	(123,104)	-	(34,480)	(213,664)	-	(101,804)	-	(6,270)

Annuity payout reserve adjustment		(11,076)	859	-	-	-	-	-	-	-

Net increase (decrease) from contract owners’ equity transactions		(16,815,195)	(15,538,703)	(16,308)	(4,863,830)	(4,384,976)	341	(8,338,943)	(42,297)	(735,882)

Total increase (decrease) in contract owners’ equity		(13,016,950)	(5,498,175)	502	(5,002,376)	3,433,339	980	(3,395,567)	491,047	(318,763)

CONTRACT OWNERS’ EQUITY

Beginning of period		87,773,452	86,380,747	140,944	18,807,490	90,751,642	6,707	48,622,821	3,904,022	5,717,283

End of period		$74,756,502	80,882,572	141,446	13,805,114	94,184,981	7,687	45,227,254	4,395,069	5,398,520

See accompanying notes to financial statements

32

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2016

		The Dreyfus Socially Responsible Growth Fund, Inc.	Fidelity Variable Insurance Products Funds						Franklin Templeton Variable Insurance Products Trust
		Dreyfus Socially Responsible Growth SC	Fidelity VIP Asset Manager	Fidelity VIP Contrafund	Fidelity VIP Equity Income	Fidelity VIP Growth	Fidelity VIP Index 500	Fidelity VIP Index 500—SC	Franklin Mutual Global Discovery VIP Fund CL 2	Franklin Mutual Shares VIP Fund CL 2
		1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016
OPERATIONS

Net investment income (loss)	$	(27)	2,765	(315,035)	192,115	(314,157)	91,549	(4,676)	57,240	27,348

Net realized gain (loss) on investments		353	290,160	6,596,689	672,988	4,396,235	3,134,336	192,181	1,253,578	495,997

Change in unrealized appreciation (depreciation) of investments		(48)	(244,687)	(2,420,364)	2,404,001	(4,266,945)	2,858,530	48,457	457,387	67,627

Net increase (decrease) in contract owners’ equity resulting from operations		278	48,238	3,861,290	3,269,104	(184,867)	6,084,415	235,962	1,768,205	590,972

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales		-	22,608	1,132,723	218,645	347,065	936,768	24,033	406,299	108,540

Net transfer (to) from affiliate and subaccounts		55	(17,033)	(521,501)	(676,910)	(1,091,709)	825,593	(20,630)	(840,606)	(79,620)

Payments for redemptions		-	(501,152)	(5,806,878)	(2,277,590)	(2,010,597)	(5,344,782)	(242,277)	(1,517,837)	(401,815)

Guaranteed retirement income benefit, maintenance fees,and other fees		-	-	-	-	-	-	-	-	-

Annuity payout reserve adjustment		-	-	2,924	489	323	1,337	-	(14)	-

Net increase (decrease) from contract owners’ equity transactions		55	(495,577)	(5,192,732)	(2,735,366)	(2,754,918)	(3,581,084)	(238,874)	(1,952,158)	(372,895)

Total increase (decrease) in contract owners’ equity		333	(447,339)	(1,331,442)	533,738	(2,939,785)	2,503,331	(2,912)	(183,953)	218,077

CONTRACT OWNERS’ EQUITY

Beginning of period		3,377	3,707,930	63,222,825	21,591,117	26,114,065	61,920,584	2,512,292	18,097,445	4,328,375

End of period		$3,710	3,260,591	61,891,383	22,124,855	23,174,280	64,423,915	2,509,380	17,913,492	4,546,452

See accompanying notes to financial statements

33

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2016

	Franklin Templeton Variable Insurance Products Trust					Invesco Variable Insurance Funds
	Franklin Rising Dividends VIP Fund CL 2	Franklin Small Cap Value VIP Fund CL 2	Franklin Strategic Income VIP Fund CL 2	Franklin U.S. Government Securities VIP Fund CL 2	Templeton Developing Markets VIP Fund CL 2	Invesco V.I. Diversified Dividend Fund Series I	Invesco V.I. Global Health Care Fund Series I	Invesco V.I. Global Real Estate Fund Series I	Invesco V.I. Managed Volatility Fund Series I
	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016
OPERATIONS

Net investment income (loss)	$5,542	(27,306)	179,934	19,186	(14,023)	1,803	(40,939)	10,475	66,457

Net realized gain (loss) on investments	1,237,432	970,984	(389,730)	(57,957)	(209,762)	157,501	431,812	265,182	(1,855,208)

Change in unrealized appreciation (depreciation) of investments	(220,658)	377,463	678,307	35,704	601,853	(18,301)	(858,163)	(238,191)	2,932,221

Net increase (decrease) in contract owners’ equity resulting from operations	1,022,316	1,321,141	468,511	(3,067)	378,068	141,003	(467,290)	37,466	1,143,470

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	241,238	102,818	204,991	23,056	75,024	9,603	63,271	100,439	91,954

Net transfer (to) from affiliate and subaccounts	(82,410)	(112,341)	(2,172,917)	(441,078)	61,582	433,106	(729,204)	(43,992)	(441,203)

Payments for redemptions	(748,563)	(531,399)	(747,803)	(349,417)	(224,763)	(206,229)	(487,309)	(532,497)	(2,375,220)

Guaranteed retirement income benefit, maintenance fees, and other fees	-	-	-	-	(3)	-	-	-	(26,680)

Annuity payout reserve adjustment	242	-	28	-	321	-	-	-	-

Net increase (decrease) from contract owners’ equity transactions	(589,493)	(540,922)	(2,715,701)	(767,439)	(87,839)	236,480	(1,153,242)	(476,050)	(2,751,149)

Total increase (decrease) in contract owners’ equity	432,823	780,219	(2,247,190)	(770,506)	290,229	377,483	(1,620,532)	(438,584)	(1,607,679)

CONTRACT OWNERS’ EQUITY

Beginning of period	7,385,721	4,986,595	7,968,869	2,282,905	2,503,992	945,162	3,916,939	4,978,667	16,426,180

End of period	$7,818,544	5,766,814	5,721,679	1,512,399	2,794,221	1,322,645	2,296,407	4,540,083	14,818,501

See accompanying notes to financial statements

34

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2016

	Janus Aspen Series						JPMorgan Insurance Trust
	Janus Aspen Balanced Portfolio I-S	Janus Aspen Enterprise Portfolio I- S	Janus Aspen Forty Portfolio I-S	Janus Aspen Global Research Portfolio I-S	Janus Aspen Janus Portfolio I-S	Janus Aspen Perkins Mid Cap Value Portfolio	JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Intrepid MidCap	JPMorgan Insurance Trust Mid Cap Value
	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016
OPERATIONS

Net investment income (loss)	$569,439	(556,924)	(3,342)	(88,005)	(207,095)	(17,840)	7,053	(19,327)	(30,862)

Net realized gain (loss) on investments	1,479,083	7,302,073	102,884	2,168,687	3,111,881	587,890	(1,513)	622,484	789,959

Change in unrealized appreciation (depreciation) of investments	(104,389)	(1,833,733)	(117,989)	(1,908,037)	(3,162,206)	30,114	(1,908)	(245,352)	107,871

Net increase (decrease) in contract owners’ equity resulting from operations	1,944,133	4,911,416	(18,447)	172,645	(257,420)	600,164	3,632	357,805	866,968

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales	1,561,315	480,361	-	468,607	303,589	59,674	5,480	45,657	55,202

Net transfer (to) from affiliate and subaccounts	(1,681,051)	(805,472)	1,670	(1,359,890)	(636,322)	(107,412)	2,985	(387,481)	(161,268)

Payments for redemptions	(6,223,608)	(3,821,008)	(538,441)	(2,899,048)	(2,164,597)	(429,822)	(20,289)	(168,369)	(785,584)

Guaranteed retirement income benefit, maintenance fees, and other fees	-	-	(117)	-	-	-	-	-	-

Annuity payout reserve adjustment	6,466	1,214	-	(321)	920	-	-	-	-

Net increase (decrease) from contract owners’ equity transactions	(6,336,878)	(4,144,905)	(536,888)	(3,790,652)	(2,496,410)	(477,560)	(11,824)	(510,193)	(891,650)

Total increase (decrease) in contract owners’ equity	(4,392,745)	766,511	(555,335)	(3,618,007)	(2,753,830)	122,604	(8,192)	(152,388)	(24,682)

CONTRACT OWNERS’ EQUITY

Beginning of period	67,965,736	46,570,350	837,877	36,523,525	27,415,937	3,866,528	575,000	3,604,585	7,076,406

End of period	$63,572,991	47,336,861	282,542	32,905,518	24,662,107	3,989,132	566,808	3,452,197	7,051,724

See accompanying notes to financial statements

35

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2016

		JPMorgan Insurance Trust		Oppenheimer Variable Account Funds						PIMCO Variable Insurance Trust
		JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust US Equity	Oppenheimer Capital Appreciation	Oppenheimer Discovery Mid Cap Growth Fund S-S	Oppenheimer Global Fund S-S	Oppenheimer Global Strategic Income VA	Oppenheimer Main Street	Oppenheimer Main Street Small Cap Fund S-S	PIMCO Foreign Bond
		1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016
OPERATIONS

Net investment income (loss)	$	(34,789)	(2,790)	(21,010)	(16,189)	(96,858)	156,942	(20,677)	(79,527)	(10)

Net realized gain (loss) on investments		730,292	106,619	289,616	199,074	1,197,568	(116,066)	725,107	744,378	586

Change in unrealized appreciation (depreciation) of investments		34,187	(20,128)	(352,155)	(170,450)	(1,429,178)	175,270	(310,770)	447,766	221

Net increase (decrease) in contract owners’ equity resulting from operations		729,690	83,701	(83,549)	12,435	(328,468)	216,146	393,660	1,112,617	797

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales		70,790	22,230	39,991	19,765	431,415	160,204	93,160	235,691	-

Net transfer (to) from affiliate and subaccounts		(304,694)	(111,053)	(243,015)	(62,282)	(1,069,941)	(302,400)	(144,859)	57,659	(2,064)

Payments for redemptions		(406,748)	(270,366)	(204,807)	(212,502)	(1,412,024)	(405,575)	(462,356)	(842,601)	(6,329)

Guaranteed retirement income benefit, maintenance fees, and other fees		-	-	-	-	-	-	-	-	(6)

Annuity payout reserve adjustment		215	-	-	-	-	-	-	-	-

Net increase (decrease) from contract owners’ equity transactions		(640,437)	(359,189)	(407,831)	(255,019)	(2,050,550)	(547,771)	(514,055)	(549,251)	(8,399)

Total increase (decrease) in contract owners’ equity		89,253	(275,488)	(491,380)	(242,584)	(2,379,018)	(331,625)	(120,395)	563,366	(7,602)

CONTRACT OWNERS’ EQUITY

Beginning of period		4,570,125	1,083,531	2,012,838	1,339,536	19,305,581	4,654,940	4,390,159	7,276,471	22,611

End of period	$	4,659,378	808,043	1,521,458	1,096,952	16,926,563	4,323,315	4,269,764	7,839,837	15,009

See accompanying notes to financial statements

36

ZALICO Variable Annuity Separate Account

Statement of Changes in Contract Owners’ Equity

For the year ended December 31, 2016

		PIMCO Variable Insurance Trust	Voya Global Resources Trust	Voya Investors Trust
		PIMCO Low Duration	Voya Global Equity Portfolio	VY JPMorgan Emerging Markets Equity Portfolio Class I
		1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016	1/1/2016 to 12/31/2016
OPERATIONS

Net investment income (loss)	$	27	46,639	4,261

Net realized gain (loss) on investments		452	(56,154)	(305,369)

Change in unrealized appreciation (depreciation) of investments		(480)	157,461	772,220

Net increase (decrease) in contract owners’ equity resulting from operations		(1)	147,946	471,112

CONTRACT OWNERS’ EQUITY TRANSACTIONS

Proceeds from sales		-	83,464	37,971

Net transfer (to) from affiliate and subaccounts		(1,021)	(65,483)	(71,025)

Payments for redemptions		(6,670)	(562,207)	(746,167)

Guaranteed retirement income benefit, maintenance fees, and other fees		(21)	-	-

Annuity payout reserve adjustment		-	136	492

Net increase (decrease) from contract owners’ equity transactions		(7,712)	(544,090)	(778,729)

Total increase (decrease) in contract owners’ equity		(7,713)	(396,144)	(307,617)

CONTRACT OWNERS’ EQUITY

Beginning of period		43,931	-	3,882,156

End of period	$	36,218	3,427,192	3,882,156

See accompanying notes to financial statements

37

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(1) Organization:

ZALICO Variable Annuity Separate Account (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Zurich American Life Insurance Company (“ZALICO” or the “Company”). ZALICO is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly owned subsidiary of Zurich American Corporation (“Zurich”), a non-operating holding company. Zurich is a direct, wholly owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”). ZHCA is an indirect, wholly owned subsidiary of Zurich Insurance Group Ltd ( “ZIG” or “Parent”).

ZALICO has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account follows the accounting guidance in Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.”

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from ZALICO’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ZALICO may conduct.

The Separate Account is used to fund contracts or certificates (collectively referred to as “Contracts”) for Zurich Advantage III periodic and flexible payment variable annuity contracts (“Zurich Advantage III”), Zurich Passport individual and group variable, fixed and market value adjusted deferred annuity contracts (“Zurich Passport”), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts (“Scudder Destinations”), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts (“Farmers Variable Annuity I”), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred”), Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred Plus”), Zurich ZS4 individual and group variable and market value adjusted deferred annuity contracts (“Zurich ZS4”) and Zurich Archway individual and group variable and market value adjusted deferred annuity contracts (“Zurich Archway”). The Separate Account is divided into a total of eighty-two subaccounts with various subaccount options available to contract owners depending upon their respective Contracts as of December 31, 2017. As of December 31, 2017, assets were invested in seventy-three of the subaccount options.

The Zurich Advantage III contracts have fifty-two subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the Deutsche Variable Series I, the Deutsche Variable Series II, the Dreyfus Investment Portfolios, the Dreyfus Sustainable U.S. Equity Fund, Inc., the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Henderson Series, the JPMorgan Insurance Trust, the Oppenheimer Variable Account Funds, the Voya Global Resources Trust and the Voya Investors Trust, all of which are open-end management investment companies.

The Zurich Passport contracts have twelve subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Deutsche Variable Series II, an open-end management investment company.

The Scudder Destinations contracts have twenty-one subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the Deutsche Variable Series I, the Deutsche Variable Series II, the Deutsche Investments VIT Funds, the Dreyfus Investment Portfolios, the Dreyfus Sustainable U.S. Equity Fund, Inc., and the Invesco Variable Insurance Funds, all of which are open-end management investment companies.

The Zurich Preferred and Zurich Preferred Plus contracts have forty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the Deutsche Variable Series I, the Deutsche Variable Series II, the Dreyfus Investment Portfolios, the Dreyfus Sustainable U.S. Equity Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Henderson Series, the JPMorgan Insurance Trust and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.

38

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(1) Organization:

The Farmers Variable Annuity I contracts have twelve subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Deutsche Variable Series I, the Deutsche Variable Series II, the Franklin Templeton Variable Insurance Products Trust, the Janus Henderson Series and the PIMCO Variable Insurance Trust, all of which are open-end management investment companies.

The Zurich ZS4 contracts have twenty subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the Deutsche Variable Series I, the Deutsche Variable Series II, the Deutsche Investments VIT Funds, the Dreyfus Investment Portfolios, the Dreyfus Sustainable U.S. Equity Fund, and the Invesco Variable Insurance Funds, all of which are open-end management investment companies.

The Zurich Archway contracts have forty-five subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Alger Portfolios, the American Century Variable Portfolios, Inc., the Deutsche Variable Series I, the Deutsche Variable Series II, the Dreyfus Investment Portfolios, the Dreyfus Sustainable U.S. Equity Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the Invesco Variable Insurance Funds, the Janus Henderson Series, the JPMorgan Insurance Trust and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.

In September 2015, the Company announced a Buy Back Offer concerning the Scudder DESTINATIONS and Farmers VA I variable annuity contracts. When accepting the Buy Back Offer, contract holders could choose to surrender the contract for a Buy Back amount that consisted of a cash distribution of contract value plus an enhancement amount, or contract owners could choose to use the Buy Back amount to exchange their contracts for another company’s annuity product or for some other eligibile investment. Acceptance of the Buy Back Offer was free of surrender charge. The Buy Back Offer was made in three offering periods: September 14, 2015 through December 11, 2015; January 4, 2016 through January 31, 2016; and July 3, 2017 through November 30, 2017.

As of December 31, 2017, the Separate Account was comprised of eighty-two available subaccounts as follows:

Alger Balanced	Deutsche Small Mid Cap Value VIP B
Alger Capital Appreciation	Deutsche Multisector Income VIP A (13)
Alger Capital Appreciation S (b)	Dreyfus I.P. Mid Cap Stock A
Alger Large Cap Growth I-2	Dreyfus I.P. Mid Cap Stock SC
Alger Mid Cap Growth I-2	Dreyfus Sustainable U.S. Equity Portfolio I-S (4)
Alger Mid Cap Growth S (a)	Dreyfus Sustainable U.S. Equity Portfolio S-S (5)
Alger Small Cap Growth I-2	Fidelity VIP Asset Manager
American Century VP Income & Growth	Fidelity VIP Contrafund
American Century VP Income & Growth II (a)	Fidelity VIP Contrafund - Service 2 (a)
American Century VP Value	Fidelity VIP Equity Income
American Century VP Value II (a)	Fidelity VIP Equity Income - Service 2 (a)
Deutsche Bond VIP A	Fidelity VIP Growth
Deutsche Capital Growth VIP A	Fidelity VIP Index 500
Deutsche Capital Growth VIP B	Fidelity VIP Index 500 - SC
Deutsche Core Equity VIP A	Franklin Mutual Global Discovery VIP Fund CL 2
Deutsche Core Equity VIP B	Franklin Mutual Shares VIP Fund CL 2
Deutsche CROCI® International VIP A	Franklin Rising Dividends VIP Fund CL 2
Deutsche CROCI® International VIP B	Franklin Small Cap Value VIP Fund CL 2
Deutsche Equity 500 Index VIP A	Franklin Strategic Income VIP Fund CL 2
Deutsche Equity 500 Index VIP B2	Franklin U.S. Government Securities VIP Fund CL 2
Deutsche Global Equity VIP A	Invesco V.I. Diversified Dividend Fund Series I
Deutsche International Growth VIP A (1)	Invesco V.I. Global Health Care Fund Series I
Deutsche International Growth VIP B (2)	Invesco V.I. Global Real Estate Fund Series I
Deutsche Global Income Builder VIP A	Invesco V.I. Managed Volatility Fund Series I
Deutsche Global Small Cap VIP A	Janus Henderson Balanced Portfolio I-S (9)
Deutsche Global Small Cap VIP B (a)	Janus Henderson Enterprise Portfolio I-S (7)

39

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(1) Organization:

Deutsche Government & Agency Securities VIP A	Janus Henderson Forty Portfolio I-S (12)
Deutsche Government & Agency Securities VIP B	Janus Henderson Global Research Portfolio I-S (8)
Deutsche Government Money Market VIP A (b)	Janus Henderson Global Research Portfolio S-S (11)(a)
Deutsche High Income VIP A	Janus Henderson Research Portfolio I-S (6)
Deutsche High Income VIP B	Janus Henderson Mid Cap Value Portfolio S-S (10)
Deutsche CROCI® U.S. VIP A (14)	JPMorgan Insurance Trust Core Bond
Deutsche CROCI® U.S. VIP B (3)	JPMorgan Insurance Trust Intrepid MidCap (c)
Deutsche Small Mid Cap Growth VIP A	JPMorgan Insurance Trust Mid Cap Value
Deutsche Small Mid Cap Value VIP A	JPMorgan Insurance Trust Small Cap Core
JPMorgan Insurance Trust US Equity	Oppenheimer Main Street Small Cap Fund S-S
Oppenheimer Capital Appreciation	PIMCO Foreign Bond
Oppenheimer Discovery Mid Cap Growth Fund S-S	PIMCO Low Duration
Oppenheimer Global Fund S-S	Templeton Developing Markets VIP Fund CL 2
Oppenheimer Global Strategic Income VA	Voya Global Equity Portfolio
Oppenheimer Main Street	VY JPMorgan Emerging Markets Equity Portfolio Class I

(a)	Subaccount available for investment; however, no investment activity in 2017 or 2016.

(b)	Subaccount available for investment; however, no activity in 2017.

(c)	Subaccount ceased operations during 2017.

(1)	Effective October 2, 2017 name changed from Deutsche Global Growth VIP A.

(2)	Effective October 2, 2017 name changed from Deutsche Global Growth VIP B.

(3)	Effective May 1, 2017 name changed from Deutsche Large Cap Value VIP B.

(4)	Effective May 1, 2017 name changed from Dreyfus Socially Responsible Growth Fund.

(5)	Effective May 1, 2017 name changed from Dreyfus Socially Responsible Growth Fund SC.

(6)	Effective June 5, 2017 name changed from Janus Aspen Janus Portfolio I-S.

(7)	Effective June 5, 2017 name changed from Janus Aspen Enterprise Portfolio I-S.

(8)	Effective June 5, 2017 name changed from Janus Aspen Global Research Portfolio I-S.

(9)	Effective June 5, 2017 name changed from Janus Aspen Balance Portfolio.

(10)	Effective June 5, 2017 name changed from Janus Aspen Perkins Mid Cap Value Portfolio.

(11)	Effective June 5, 2017 name changed from Janus Aspen Global Research Portfolio.

(12)	Effective June 5, 2017 name changed from Janus Aspen Forty Portfolio.

(13)	Effective October 2, 2017 name changed from Deutsche Unconstrained Income VIP.

(14)	Effective May 1, 2017 name changed from Deutsche Large Cap Value VIP A.

Contract owners may allocate some or all of net purchase payments or transfer some or all of the contract value to the Fixed Account Option, which is part of ZALICO’s General Account. The assets of ZALICO’s General Account support its insurance and annuity obligations and are subject to ZALICO’s general liabilities from its business operations.

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40

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(2) Significant Accounting Policies:

Investments

Investments are made in the various portfolios in accordance with selections made by the contract owners. The Separate Account’s assets are the property of ZALICO for the benefit of contract owners and are segregated from ZALICO’s other assets. Such investments are made at the net asset value per share, reported by the respective portfolios.

Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded as income on the ex-dividend date and is reinvested in additional shares of the portfolio. Realized gains and losses from sales of investment shares are reported on a first in, first out (FIFO) cost basis. Capital gain distributions are included in realized gains (losses) on investments.

Accumulation unit valuation

On each day the New York Stock Exchange (the “Exchange”) is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount’s investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of ZALICO. Under the provisions of the contracts, ZALICO has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2017. Management will periodically review the contract in the event of changes in tax law. Accordingly, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners’ interest to or from another eligible subaccount or to the general account of ZALICO.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements.

Risks and Uncertainties

The Separate Account provides for various subaccount investment options in any combination of the available open-end management investment companies, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Generally, all investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the Statement of Assets, Liabilities and Contract Owners’ Equity and the amounts reported in the Statement of Changes in Contract Owners’ Equity. Accordingly, these financial statements should be read in conjunction with the financial statements of the underlying open-end management investment companies identified in Note 1.

41

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(2) Significant Accounting Policies:

Annuity Payouts

Net assets allocated to contracts in the annuity payout period are computed according to the 1983a Individual Annuitant Mortality Table with projections. Unless the annuitant elects otherwise, the assumed investment return is 2.5% for most products (i.e. Destinations, Farmers Variable Annuity, Archway, ZS4, Preferred, Preferred Plus, most Advantage III policies), or 4.0% for Passport and some Advantage III contracts. The mortality risk is fully borne by ZALICO and may result in additional amounts being transferred into the Separate Account by ZALICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Fair Value Measurements

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosure Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy, as outlined under the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfer between levels or a reconciliation of level 3 assets is not required. In addition, no other financial assets or assets valued on a non-recurring basis are recorded in the Separate Account.

Financial assets and liabilities recorded at fair value on the Statement of Assets, Liabilities and Contract Owners’ Equity are categorized as follows:

•	Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•	Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets.

b)	Quoted prices for identical or similar assets or liabilities in non-active markets.

c)	Inputs other than quoted market prices that are observable.

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•	Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosure Topic reflect market participation assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-end management investment companies. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the investment companies. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

42

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(3) Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2017, are as follows:

	Purchases	Sales
The Alger Portfolios:
Alger Balanced	$1,374,654	$8,055,937
Alger Capital Appreciation	3,903,005	34,970,657
Alger Capital Appreciation S	-	-
Alger Large Cap Growth I-2	1,526,444	1,668,564
Alger Mid Cap Growth I-2	954,959	1,287,060
Alger Small Cap Growth I-2	464,552	1,272,308

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth	$929,616	$1,925,802
American Century VP Value	1,116,724	2,741,286

Deutsche Variable Series I:
Deutsche Bond VIP A	$2,346,987	$8,676,764
Deutsche Capital Growth VIP A	17,671,156	60,928,630
Deutsche Capital Growth VIP B	14,564	7,421
Deutsche Core Equity VIP A	5,739,177	19,834,632
Deutsche Core Equity VIP B	10,041	1,190
Deutsche CROCI® International VIP A	3,800,168	9,683,477
Deutsche CROCI® International VIP B	2,146	616
Deutsche Global Small Cap VIP A	3,407,490	13,743,134

Deutsche Variable Series II:
Deutsche Global Equity VIP A	$912,213	$9,808,855
Deutsche International Growth VIP A	1,254,423	7,268,010
Deutsche International Growth VIP B	4,712	802
Deutsche Global Income Builder VIP A	4,132,818	19,626,513
Deutsche Government & Agency Securities VIP A	2,388,510	10,640,572
Deutsche Government & Agency Securities VIP B	10,668	8,033
Deutsche Government Money Market Portfolio A	21,054,782	27,498,757
Deutsche High Income VIP A	5,927,520	15,398,730
Deutsche High Income VIP B	1,019	2,163
Deutsche CROCI® U.S. VIP	2,570,083	41,137,269
Deutsche CROCI® U.S. VIP B	2,015	6,920
Deutsche Small Mid Cap Growth VIP A	4,875,333	30,637,913
Deutsche Small Mid Cap Value VIP A	3,132,868	27,869,361
Deutsche Small Mid Cap Value VIP B	3,529	9,402
Deutsche Multi Sector Income VIP A	575,551	5,877,063

43

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(3) Purchases and Sales of Investments:

	Purchases	Sales
Deutsche Investments VIT Funds:
Deutsche Equity 500 Index VIP A	$9,151,556	$43,092,254
Deutsche Equity 500 Index VIP B2	838	125

Dreyfus Investment Portfolios:
Dreyfus I.P. Mid Cap Stock A	$1,393,480	$19,097,593
Dreyfus I.P. Mid Cap Stock SC	771,944	736,664

Dreyfus Sustainable U.S. Equity Fund.:
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. I-S	$652,866	$1,558,551
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. S-S	350	69

Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager	$572,959	$375,995
Fidelity VIP Contrafund	6,101,146	8,796,776
Fidelity VIP Equity Income	1,641,658	3,708,183
Fidelity VIP Growth	2,978,509	3,923,896
Fidelity VIP Index 500	3,429,443	8,215,465
Fidelity VIP Index 500 - SC	67,457	623,299

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Global Discovery VIP Fund CL 2	$1,894,263	$2,656,246
Franklin Mutual Shares VIP Fund CL 2	588,264	1,188,502
Franklin Rising Dividends VIP Fund CL 2	692,893	1,769,727
Franklin Small Cap Value VIP Fund CL 2	890,523	1,421,168
Franklin Strategic Income VIP Fund CL 2	925,740	1,515,044
Franklin U.S. Government Securities VIP Fund CL 2	337,981	394,210
Templeton Developing Markets VIP Fund CL 2	401,864	566,962

Invesco Variable Insurance Funds:
Invesco V.I. Diversified Dividend Fund Series I	$122,674	$406,021
Invesco V.I. Global Health Care Fund Series I	420,897	781,570
Invesco V.I. Global Real Estate Fund Series I	532,868	879,774
Invesco V.I. Managed Volatility Fund Series I	831,849	6,238,594

Janus Henderson Series:
Janus Henderson Balanced Portfolio I-S	$3,121,921	$8,801,729
Janus Henderson Enterprise Portfolio I-S	5,368,291	7,236,347
Janus Henderson Forty Portfolio I-S	17,352	13,567
Janus Henderson Global Research Portfolio I-S	453,135	5,008,619
Janus Henderson Research Portfolio I-S	696,605	3,960,573
Janus Henderson Mid Cap Value Portfolio S-S	645,009	660,616

44

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(3) Purchases and Sales of Investments:

	Purchases	Sales
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond	$49,654	$286,462
JPMorgan Insurance Trust Intrepid MidCap	152,855	3,771,393
JPMorgan Insurance Trust Mid Cap Value	881,369	2,163,019
JPMorgan Insurance Trust Small Cap Core	317,042	934,908
JPMorgan Insurance Trust US Equity	337,063	244,539

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation	$279,604	$328,926
Oppenheimer Discovery Mid Cap Growth Fund S-S	275,461	205,017
Oppenheimer Global Fund S-S	974,134	3,200,569
Oppenheimer Global Strategic Income VA	384,706	955,918
Oppenheimer Main Street	385,342	1,026,841
Oppenheimer Main Street Small Cap Fund S-S	1,372,582	1,413,393

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond (USD-Hedged) ADM	$926	$1,028
PIMCO Low Duration ADM	815	779

Voya Global Resources Trust:
Voya Global Equity Portfolio	$238,078	$645,911

Voya Investors Trust:
VY JPMorgan Emerging Markets Equity Portfolio Class I	$217,897	$574,855

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45

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(4) Expenses and Related Party Transactions:

The following is a summary of Separate Account expense charges which are assessed either as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account:

Contract Charges	Range
Mortality and Expense Risk Charge
Each Subaccount is assessed a daily asset charge for mortality and expense risks through a reduction in unit values. The mortality and expense risk charge covers certain insurance benefits available under the contracts and certain expenses the Company expects to incur. It also covers the risk that charges will not be sufficient to cover costs associated with the contracts and to provide contractual benefits.	0-1.25%
Administration Charge
Each Subaccount is assessed a daily administration charge through a reduction in unit values. This charge reimburses the Company for expenses incurred for administering the Contracts. These expenses include Owner inquiries, changes in allocations, Owner reports, Contract maintenance costs, and data processing costs. The administrative charge covers the average anticipated administrative expenses incurred while the Contracts are in force.	0-.50%
Records Maintenance Charge
An annual Records Maintenance Charge is assessed during the Accumulation Period through the redemption of units and is assessed equally among all Subaccounts in which the Contract Holder has an interest. The charge is assessed at the end of each Contract year, on Contract surrender and upon annuitization. However, the Separate Account does not deduct the Records Maintenance Charge for Contracts with Contract Value of at least $50,000 on the assessment date. This charge reimburses the Separate Account for the expenses of establishing and maintaining Contract records.	0-$30
Withdrawal Charge
Withdrawal Charges are applicable only during the first seven Contribution Years following each purchase payment. When a withdrawal is requested in good order, and a Withdrawal Charge applies, the Contract Value is reduced by the amount of the Withdrawal Charge through the redemption of units. This charge is subject to certain exceptions. The Withdrawal Charge compensates the Company for Contract distribution expenses, which include the payment of commissions and other promotion and acquisition expenses.	0-8%
Optional Benefit Fees
Optional benefits may be elected by contract holders. These benefits include death benefits and living benefits through the purchase of riders, such as Guaranteed Retirement Income Benefit Rider (“GRIB”), Earnings Based Death Benefit Rider (“EBDB”), Safeguard Enhanced Death Benefit Rider and/or Safeguard Plus Enhanced Death Benefit Rider. The fees for such benefits are assessed through a reduction in unit values. These fees are calculated on an “Asset Base” basis.	0.15-0.75%
Transfer Charge
The Company currently allows unlimited transfers without charge. The Company reserves the right to assess a transfer fee for the thirteenth and each subsequent transfer during a Contract Year. The charge would be assessed through the redemption of units.	0-$25
Investment Management Fees and other expenses
In some cases, the value of the net assets of each Subaccount is reduced by the Investment Management, 12b-1 fees and service fees and other expenses incurred by the corresponding portfolio in which the Subaccount invests. These fees and expenses are paid indirectly by the Contract Holder through the reduction of unit values.	0.10-1.42%
Redemption Fees

A Fund or Portfolio may assess a redemption fee on Subaccount assets that are redeemed out of the Fund or Portfolio in connection with a withdrawal or transfer. Each Fund or Portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee is retained by or paid to the Fund or Portfolio and is not retained by the Company. The redemption fee is deducted from the Contract Value through the redemption of units

0-2%
Applicable State Premium Taxes
Certain state and local governments impose a premium tax on Purchase Payments which, depending on the state, is paid by the Company at the time a Purchase Payment is received from the Contract Holder or at the time the Contract is annuitized. If the Contract Holder lives in a state where premium taxes are paid at the time a Purchase Payment is received, the Company reserves the right to deduct the amount of the premium tax payable from the Contract Value at the time the Purchase Payment is received. If the Contract Holder lives in a state where premium taxes are paid at time of annuitization, the amount of the premium tax payable will be deducted from the Contract Value.	0-3.5%

46

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(4) Expenses and Related Party Transactions:

Related Party Transactions

Policy loans are also provided for under the terms of the policy. The minimum amount of the loan under Advantage III, Preferred and Preferred Plus policies is $1,000 and the contract must have at least $1,500 value. The minimum amount of loan under Archway and ZS4 policies is $1,000 and is limited to 80% of the policy value, less applicable surrender charges. The minimum amount of loan under Destination policies is $1,000 and maximum loan amount available is 50% of contract value or $50,000 whichever is lesser. Farmers VA and Passport policies do not have loan privileges. Interest is assessed against a policy loan under the terms of the Policy. The balance of loans outstanding as of December 31, 2017, was $4,135,258. Policy loans are carried in the ZALICO general account.

Investment Distributors, Inc., a wholly-owned subsidiary of Protective Life Insurance Company, is the principal underwriter for the Separate Account with the exception of the Scudder Destinations and Farmers Variable Annuity I contracts. BFP Securities LLC, an affiliate of the Company, is also the primary wholesaling distributor of the Company’s BOLI products.

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47

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

The changes in units outstanding for the years ended December 31, 2017 and 2016 were as follows:

	Units Issued	Units Redeemed	Net Increase / (Decrease)
The Alger Portfolios:
Alger Balanced
2017	81,101	458,110	(377,009)
2016	147,519	391,431	(243,912)
Alger Capital Appreciation
2017	175,001	1,447,649	(1,272,648)
2016	170,221	979,926	(809,705)
Alger Capital Appreciation S
2017	-	-	-
2016	-	133	(133)
Alger Large Cap Growth I-2
2017	9,582	18,797	(9,215)
2016	5,953	24,529	(18,576)
Alger Mid Cap Growth I-2
2017	20,533	27,715	(7,182)
2016	8,595	31,826	(23,231)
Alger Small Cap Growth I-2
2017	9,034	18,457	(9,423)
2016	6,425	21,524	(15,099)

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth
2017	68,595	165,501	(96,906)
2016	95,332	127,100	(31,768)
American Century VP Value
2017	70,379	156,904	(86,525)
2016	71,618	150,398	(78,780)

Deutsche Variable Series I:
Deutsche Bond VIP A
2017	355,288	975,534	(620,246)
2016	485,090	806,957	(321,867)
Deutsche Capital Growth VIP A
2017	185,054	2,445,747	(2,260,693)
2016	183,842	2,385,066	(2,201,224)
Deutsche Capital Growth VIP B
2017	-	154	(154)
2016	0	249	(249)
Deutsche Core Equity VIP A
2017	107,537	1,021,177	(913,640)
2016	201,058	1,007,777	(806,719)

48

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

	Units Issued	Units Redeemed	Net Increase / (Decrease)
Deutsche Core Equity VIP B
2017	157	1	156
2016	49	218	(169)
Deutsche CROCI® International VIP A
2017	320,322	969,499	(649,177)
2016	166,336	697,131	(530,795)
Deutsche CROCI® International VIP B
2017	-	1	(1)
2016	-	117	(117)
Deutsche Global Small Cap VIP A
2017	35,627	455,646	(420,019)
2016	66,934	457,756	(390,822)

Deutsche Variable Series II:
Deutsche Global Equity VIP A
2017	223,199	1,275,266	(1,052,067)
2016	273,992	1,193,242	(919,250)
Deutsche International Growth VIP A
2017	100,129	366,333	(266,204)
2016	46,584	331,535	(284,951)
Deutsche International Growth VIP B
2017	216	-	216
2016	42	-	42
Deutsche Global Income Builder VIP A
2017	257,803	1,835,697	(1,577,894)
2016	354,173	1,953,794	(1,599,621)
Deutsche Government & Agency Securities VIP A
2017	389,962	1,486,945	(1,096,983)
2016	293,849	1,811,529	(1,517,680)
Deutsche Government & Agency Securities VIP B
2017	687	529	158
2016	128	760	(632)
Deutsche Government Money Market Portfolio A
2017	4,562,459	5,531,301	(968,842)
2016	3,147,757	6,019,019	(2,871,262)
Deutsche High Income VIP A
2017	424,773	1,266,267	(841,494)
2016	747,182	1,427,270	(680,088)
Deutsche High Income VIP B
2017	14	94	(80)
2016	15	278	(263)

49

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

	Units Issued	Units Redeemed	Net Increase / (Decrease)
Deutsche CROCI® U.S. VIP
2017	285,322	2,617,052	(2,331,730)
2016	520,985	2,931,758	(2,410,773)
Deutsche CROCI® U.S. VIP B
2017	25	244	(219)
2016	47	129	(82)
Deutsche Small Mid Cap Growth VIP A
2017	359,786	2,608,509	(2,248,723)
2016	312,696	2,231,034	(1,918,338)
Deutsche Small Mid Cap Value VIP A
2017	389,064	1,823,792	(1,434,728)
2016	308,798	1,513,839	(1,205,041)
Deutsche Small Mid Cap Value VIP B
2017	-	213	(213)
2016	0	643	(643)
Deutsche Multisector Income VIP A
2017	42,875	310,993	(268,118)
2016	32,091	300,619	(268,528)

Deutsche Investments VIT Funds:
Deutsche Equity 500 Index VIP A
2017	288,154	2,100,452	(1,812,298)
2016	567,522	864,149	(296,627)
Deutsche Equity 500 Index VIP B2
2017	17	1	16
2016	21	1	20

Dreyfus Investment Portfolios:
Dreyfus I.P. Mid Cap Stock A
2017	37,961	615,414	(577,453)
2016	127,408	463,894	(336,486)
Dreyfus I.P. Mid Cap Stock SC
2017	26,945	27,111	(166)
2016	14,529	15,962	(1,433)

The Dreyfus Socially Responsible Growth Fund, Inc:
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. I-S
2017	16,941	88,168	(71,227)
2016	34,832	79,236	(44,404)
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. S-S
2017	2	-	2
2016	3	-	3

50

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

	Units Issued	Units Redeemed	Net Increase / (Decrease)

Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager
2017	5,338	10,116	(4,778)
2016	3,790	16,825	(13,035)
Fidelity VIP Contrafund
2017	63,256	139,480	(76,224)
2016	80,388	158,901	(78,513)
Fidelity VIP Equity Income
2017	26,474	67,646	(41,172)
2016	18,365	68,510	(50,145)
Fidelity VIP Growth
2017	18,976	43,111	(24,135)
2016	10,799	42,747	(31,948)
Fidelity VIP Index 500
2017	15,856	33,436	(17,580)
2016	18,410	32,915	(14,505)
Fidelity VIP Index 500 - SC
2017	500	2,526	(2,026)
2016	363	1,350	(987)

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Global Discovery VIP Fund CL 2
2017	44,708	100,788	(56,080)
2016	39,927	107,866	(67,939)
Franklin Mutual Shares VIP Fund CL 2
2017	24,455	57,909	(33,454)
2016	14,844	32,518	(17,674)
Franklin Rising Dividends VIP Fund CL 2
2017	25,060	74,117	(49,057)
2016	55,913	80,725	(24,812)
Franklin Small Cap Value VIP Fund CL 2
2017	17,382	41,504	(24,122)
2016	15,891	33,572	(17,681)
Franklin Strategic Income VIP Fund CL 2
2017	51,508	87,696	(36,188)
2016	42,807	193,352	(150,545)
Franklin U.S. Government Securities VIP Fund CL 2
2017	25,882	31,609	(5,727)
2016	13,000	71,973	(58,973)

51

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

	Units Issued	Units Redeemed	Net Increase / (Decrease)
Templeton Developing Markets VIP Fund CL 2
2017	17,129	21,953	(4,824)
2016	20,526	25,030	(4,504)

Invesco Variable Insurance Funds:
Invesco V.I. Diversified Dividend Fund Series I
2017	6,553	31,985	(25,432)
2016	61,509	41,190	20,319
Invesco V.I. Global Health Care Fund Series I
2017	14,225	30,185	(15,960)
2016	13,725	58,161	(44,436)
Invesco V.I. Global Real Estate Fund Series I
2017	16,981	33,958	(16,977)
2016	14,421	31,289	(16,868)
Invesco V.I. Managed Volatility Fund Series I
2017	51,595	355,718	(304,123)
2016	69,769	252,413	(182,644)

Janus Aspen Series:
Janus Henderson Balanced Portfolio I-S
2017	68,590	158,792	(90,202)
2016	59,721	166,061	(106,340)
Janus Henderson Enterprise Portfolio I-S
2017	50,439	103,690	(53,251)
2016	24,447	82,663	(58,216)
Janus Henderson Forty Portfolio I-S
2017	-	330	(330)
2016	6	24,366	(24,360)
Janus Henderson Global Research Portfolio I-S
2017	24,997	115,782	(90,785)
2016	26,304	117,887	(91,583)
Janus Henderson Research Portfolio I-S
2017	28,991	97,124	(68,133)
2016	20,941	80,934	(59,993)
Janus Henderson Mid Cap Value Portfolio S-S
2017	16,596	20,487	(3,891)
2016	11,680	27,625	(15,945)

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond
2017	6,151	22,883	(16,732)
2016	1,254	2,086	(832)

52

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

	Units Issued	Units Redeemed	Net Increase / (Decrease)
JPMorgan Insurance Trust Intrepid MidCap
2017	7,792	139,265	(131,473)
2016	6,765	27,173	(20,408)
JPMorgan Insurance Trust Mid Cap Value
2017	28,544	82,098	(53,554)
2016	11,603	46,915	(35,312)
JPMorgan Insurance Trust Small Cap Core
2017	13,359	29,910	(16,551)
2016	8,607	29,644	(21,037)
JPMorgan Insurance Trust US Equity
2017	13,195	9,759	3,436
2016	3,006	18,741	(15,735)

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation
2017	9,999	17,657	(7,658)
2016	8,393	29,064	(20,671)
Oppenheimer Discovery Mid Cap Growth Fund S-S
2017	6,370	8,038	(1,668)
2016	7,605	18,604	(10,999)
Oppenheimer Global Fund S-S
2017	48,184	111,740	(63,556)
2016	44,735	118,002	(73,267)
Oppenheimer Global Strategic Income VA
2017	30,825	65,709	(34,884)
2016	33,261	66,827	(33,566)
Oppenheimer Main Street
2017	18,922	45,275	(26,353)
2016	23,440	45,535	(22,095)
Oppenheimer Main Street Small Cap Fund S-S
2017	32,736	44,045	(11,309)
2016	27,828	45,062	(17,234)

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond (USD-Hedged) ADM
2017	12	41	(29)
2016	1	433	(432)
PIMCO Low Duration ADM
2017	23	19	4
2016	14	524	(510)

53

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(5) Changes in Units Outstanding:

	Units Issued	Units Redeemed	Net Increase / (Decrease)

Voya Global Resources Trust:
Voya Global Equity Portfolio
2017	25,924	62,726	(36,802)
2016	23,278	75,626	(52,348)

Voya Investors Trust:
VY JPMorgan Emerging Markets Equity Portfolio Class I
2017	11,117	23,575	(12,458)
2016	13,807	50,688	(36,881)

The remainder of this page is intentionally left blank

54

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

ZALICO sells a number of variable annuity products, as discussed in Note 1, that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the contract owner’s account. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The following tables were developed by determining which products offered by ZALICO and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum charges offered by ZALICO, as contract owners may not have selected all available and applicable contract options. A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2017, were as follows.

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Alger Portfolios:
Alger Balanced
2017	919	$18.931	$18.931	$17,393	2.48%	1.40%	1.40%	13.85%	13.85%
2016	1,296	16.628	16.628	21,546	1.80%	1.40%	1.40%	7.01%	7.01%
2015	1,540	15.538	15.538	23,923	1.63%	1.40%	1.40%	0.07%	0.07%
2014	2,488	15.528	15.528	38,629	1.95%	1.40%	1.40%	7.92%	7.92%
2013	2,608	14.388	14.388	37,518	1.19%	1.40%	1.40%	13.69%	13.69%
Alger Capital Appreciation
2017	1,451	$27.318	$27.318	$39,626	0.13%	1.40%	1.40%	29.28%	29.28%
2016	2,723	21.131	21.131	57,545	0.16%	1.40%	1.40%	-0.88%	-0.88%
2015	3,533	21.320	21.320	75,321	0.08%	1.40%	1.40%	4.72%	4.72%
2014	4,503	20.358	20.358	91,667	0.10%	1.40%	1.40%	12.18%	12.18%
2013	4,512	18.147	18.147	81,888	0.37%	1.40%	1.40%	33.32%	33.32%
Alger Capital Appreciation S
2017	-	$39.392	$41.543	$-	N/A	1.70%	2.05%	28.12%	28.56%
2016	-	30.746	32.315	-	N/A	1.70%	2.05%	-1.79%	-1.45%
2015	-	31.306	32.790	4	N/A	1.70%	2.05%	3.79%	4.14%
2014	-	30.164	31.486	-	N/A	1.70%	2.05%	11.17%	11.55%
2013	-	27.134	28.225	-	N/A	1.70%	2.05%	32.08%	32.54%
Alger Large Cap Growth I-2
2017	95	$74.637	$114.945	$10,065	N/A	1.00%	2.25%	25.65%	27.20%
2016	104	59.402	90.368	8,732	N/A	1.00%	2.25%	-3.00%	-1.81%
2015	123	61.242	92.031	10,520	N/A	1.00%	2.25%	-0.52%	0.71%
2014	132	61.563	91.383	11,254	0.16%	1.00%	2.25%	8.55%	9.89%
2013	137	56.716	83.160	10,695	0.77%	1.00%	2.25%	32.11%	33.74%
Alger Mid Cap Growth I-2
2017	150	$56.460	$68.898	$9,663	N/A	1.00%	2.25%	26.94%	28.51%
2016	157	44.476	53.613	7,903	N/A	1.00%	2.25%	-1.24%	-0.02%
2015	180	45.035	53.625	9,114	N/A	1.00%	2.25%	-3.73%	-2.54%
2014	203	46.781	55.022	10,588	N/A	1.00%	2.25%	5.64%	6.94%
2013	229	44.285	51.451	11,163	0.33%	1.00%	2.25%	32.85%	34.50%

55

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Alger Small Cap Growth I-2
2017	70	$43.615	$102.297	$6,205	N/A	1.00%	2.25%	25.91%	27.46%
2016	79	34.641	80.258	5,518	N/A	1.00%	2.25%	3.91%	5.19%
2015	94	33.338	76.298	6,281	N/A	1.00%	2.25%	-5.45%	-4.28%
2014	102	35.258	79.706	7,104	N/A	1.00%	2.25%	-1.77%	-0.56%
2013	121	35.894	80.153	8,462	N/A	1.00%	2.25%	31.31%	32.93%

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth
2017	649	$13.270	$16.155	$9,922	2.30%	1.00%	2.25%	17.84%	19.30%
2016	746	11.261	13.542	9,579	2.36%	1.00%	2.25%	10.99%	12.36%
2015	778	10.145	12.052	8,924	2.09%	1.00%	2.25%	-7.70%	-6.56%
2014	822	10.991	12.897	10,126	2.00%	1.00%	2.25%	10.03%	11.39%
2013	922	9.989	11.578	10,249	2.23%	1.00%	2.25%	32.83%	34.48%
American Century VP Value
2017	637	$16.949	$21.682	$12,956	1.59%	1.00%	2.25%	6.36%	7.67%
2016	723	15.936	20.137	13,716	1.71%	1.00%	2.25%	17.84%	19.29%
2015	802	13.524	16.881	12,796	2.14%	1.00%	2.25%	-6.00%	-4.84%
2014	853	14.387	17.738	14,347	1.54%	1.00%	2.25%	10.59%	11.96%
2013	928	13.009	15.843	13,991	1.66%	1.00%	2.25%	28.83%	30.42%

Deutsche Variable Series I:
Deutsche Bond VIP A
2017	2,335	$1.718	$15.266	$22,245	2.65%	1.00%	2.25%	3.51%	4.79%
2016	2,955	1.644	14.627	27,724	4.87%	1.00%	2.25%	3.60%	4.88%
2015	3,277	1.571	14.001	29,736	3.47%	1.00%	2.25%	-2.49%	-1.28%
2014	4,924	1.595	14.239	48,091	3.50%	1.00%	2.25%	4.29%	5.58%
2013	5,270	1.515	13.540	48,791	3.70%	1.00%	2.25%	-5.16%	-3.99%
Deutsche Capital Growth VIP A
2017	5,400	$25.244	$54.342	$168,621	0.81%	1.00%	2.25%	23.53%	25.05%
2016	7,661	20.266	43.455	184,491	0.74%	1.00%	2.25%	1.96%	3.22%
2015	9,862	19.713	42.101	225,801	0.80%	1.00%	2.25%	6.23%	7.54%
2014	14,366	18.403	39.148	296,849	0.62%	1.00%	2.25%	10.49%	11.85%
2013	15,843	16.518	35.000	293,825	1.25%	1.00%	2.25%	31.68%	33.31%
Deutsche Capital Growth VIP B
2017	7	$28.674	$30.240	$197	0.47%	1.70%	2.05%	23.44%	23.87%
2016	7	23.229	24.413	163	0.50%	1.70%	2.05%	1.91%	2.26%
2015	7	22.792	23.873	165	0.39%	1.70%	2.05%	6.15%	6.52%
2014	7	21.471	22.412	158	0.32%	1.70%	2.05%	10.40%	10.78%
2013	9	19.448	20.230	171	0.97%	1.70%	2.05%	31.50%	31.95%

56

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Deutsche Core Equity VIP A
2017	2,330	$21.172	$26.990	$50,550	1.33%	1.00%	2.05%	18.60%	19.82%
2016	3,244	17.739	22.525	58,655	1.29%	1.00%	2.05%	8.27%	9.39%
2015	4,051	16.281	20.591	67,119	1.01%	1.00%	2.05%	3.13%	4.21%
2014	6,453	15.686	19.760	102,506	1.08%	1.00%	2.05%	9.58%	10.72%
2013	7,181	14.224	17.847	103,440	1.44%	1.00%	2.05%	34.57%	35.97%
Deutsche Core Equity VIP B
2017	3	$26.501	$27.948	$93	0.87%	1.70%	2.05%	18.27%	18.67%
2016	3	22.407	23.550	75	1.12%	1.70%	2.05%	8.04%	8.41%
2015	3	20.739	21.723	73	0.50%	1.70%	2.05%	2.80%	3.16%
2014	4	20.174	21.058	93	0.90%	1.70%	2.05%	9.28%	9.65%
2013	5	18.461	19.204	94	1.36%	1.70%	2.05%	34.35%	34.81%
Deutsche CROCI® International VIP A
2017	1,411	$11.199	$16.210	$16,336	8.31%	1.00%	2.25%	19.29%	20.76%
2016	2,060	9.310	13.424	19,716	9.10%	1.00%	2.25%	-1.47%	-0.26%
2015	2,591	9.371	13.458	24,823	5.16%	1.00%	2.25%	-7.56%	-6.42%
2014	3,289	10.054	14.381	33,698	1.78%	1.00%	2.25%	-13.71%	-12.64%
2013	3,284	11.554	16.462	38,687	5.07%	1.00%	2.25%	17.58%	19.04%
Deutsche CROCI® International VIP B
2017	2	$13.650	$14.395	$34	6.78%	1.70%	2.05%	19.33%	19.74%
2016	2	11.439	12.023	29	9.77%	1.70%	2.05%	-1.53%	-1.19%
2015	3	11.617	12.168	31	3.96%	1.70%	2.05%	-7.61%	-7.29%
2014	3	12.573	13.124	36	1.51%	1.70%	2.05%	-13.75%	-13.45%
2013	3	14.578	15.165	43	4.98%	1.70%	2.05%	17.60%	18.00%
Deutsche Global Small Cap VIP A
2017	884	$33.311	$33.311	$29,453	N/A	1.40%	1.40%	18.37%	18.37%
2016	1,304	28.141	28.141	36,701	0.35%	1.40%	1.40%	0.17%	0.17%
2015	1,695	28.094	28.094	47,619	1.14%	1.40%	1.40%	-0.24%	-0.24%
2014	2,506	28.160	28.160	70,580	0.89%	1.40%	1.40%	-5.45%	-5.45%
2013	2,671	29.784	29.784	79,556	0.63%	1.40%	1.40%	34.07%	34.07%

Deutsche Variable Series II:
Deutsche Global Equity VIP A
2017	5,467	$2.945	$21.281	$29,891	0.56%	1.00%	2.05%	21.56%	22.82%
2016	6,519	2.423	17.447	31,849	0.71%	1.00%	2.05%	3.99%	5.06%
2015	7,438	2.330	16.721	35,702	0.63%	1.00%	2.05%	-3.73%	-2.72%
2014	9,212	2.420	17.308	51,733	1.78%	1.00%	2.05%	-0.89%	0.14%
2013	9,983	2.442	17.404	54,799	2.39%	1.00%	2.05%	16.92%	18.13%

57

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Deutsche International Growth VIP A (5)
2017	683	$23.217	$23.217	$15,865	0.42%	1.40%	1.40%	23.74%	23.74%
2016	950	18.763	18.763	17,816	0.77%	1.40%	1.40%	2.28%	2.28%
2015	1,234	18.344	18.344	22,645	0.96%	1.40%	1.40%	-2.59%	-2.59%
2014	1,803	18.832	18.832	33,951	1.04%	1.40%	1.40%	-1.27%	-1.27%
2013	1,900	19.074	19.074	36,234	1.32%	1.40%	1.40%	20.39%	20.39%
Deutsche International Growth VIP B (6)
2017	3	$22.429	$23.654	$63	0.08%	1.70%	2.05%	22.75%	23.17%
2016	2	18.271	19.203	47	0.51%	1.70%	2.05%	1.31%	1.66%
2015	2	18.035	18.890	46	0.47%	1.70%	2.05%	-3.53%	-3.20%
2014	2	18.696	19.515	42	0.65%	1.70%	2.05%	-2.25%	-1.91%
2013	2	19.125	19.895	43	1.07%	1.70%	2.05%	19.18%	19.59%
Deutsche Global Income Builder VIP A
2017	9,403	$3.321	$18.319	$103,315	3.10%	1.00%	2.25%	13.98%	15.39%
2016	10,981	2.913	15.985	105,887	4.03%	1.00%	2.25%	4.47%	5.76%
2015	12,580	2.782	15.219	116,520	3.34%	1.00%	2.25%	-3.61%	-2.42%
2014	14,994	2.858	15.705	147,861	3.12%	1.00%	2.25%	1.55%	2.80%
2013	16,870	2.787	15.382	160,873	2.08%	1.00%	2.25%	14.06%	15.47%
Deutsche Government & Agency Securities VIP A
2017	3,511	$1.555	$17.348	$19,113	2.82%	1.00%	2.25%	-0.56%	0.67%
2016	4,608	1.563	17.301	27,583	3.08%	1.00%	2.25%	-1.07%	0.15%
2015	6,126	1.580	17.344	37,512	3.06%	1.00%	2.25%	-2.22%	-1.01%
2014	7,035	1.616	17.591	52,359	2.43%	1.00%	2.25%	2.98%	4.25%
2013	8,086	1.569	16.941	55,847	3.09%	1.00%	2.25%	-5.18%	-4.00%
Deutsche Government & Agency Securities VIP B
2017	9	$12.020	$12.677	$111	2.10%	1.70%	2.05%	-0.72%	-0.38%
2016	9	12.108	12.725	109	2.72%	1.70%	2.05%	-1.23%	-0.89%
2015	9	12.259	12.840	118	2.43%	1.70%	2.05%	-2.37%	-2.03%
2014	9	12.556	13.106	118	2.02%	1.70%	2.05%	2.84%	3.20%
2013	10	12.209	12.700	124	2.69%	1.70%	2.05%	-5.19%	-4.87%
Deutsche Government Money Market Portfolio A (5)
2017	8,520	$0.851	$16.855	$28,321	0.45%	0.00%	2.25%	-1.75%	0.45%
2016	9,489	0.866	17.097	34,765	0.05%	0.00%	2.25%	-2.14%	0.06%
2015	12,361	0.885	17.412	51,196	0.01%	0.00%	2.25%	-2.19%	0.02%
2014	15,934	0.905	17.741	73,011	0.01%	0.00%	2.25%	-2.19%	0.02%
2013	13,401	0.925	18.077	77,349	0.01%	0.00%	2.25%	-2.19%	0.02%
Deutsche High Income VIP A
2017	3,867	$1.679	$22.086	$44,754	6.41%	1.00%	2.25%	5.15%	6.44%
2016	4,709	1.596	20.830	53,576	6.10%	1.00%	2.25%	10.39%	11.75%
2015	5,389	1.446	18.714	57,348	7.27%	1.00%	2.25%	-6.54%	-5.38%
2014	6,895	1.547	19.857	83,150	6.94%	1.00%	2.25%	-0.76%	0.47%
2013	8,505	1.559	19.843	102,294	7.18%	1.00%	2.25%	5.54%	6.84%

58

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Deutsche High Income VIP B
2017	1	$21.451	$22.623	$16	5.43%	1.70%	2.05%	5.06%	5.42%
2016	1	20.418	21.459	17	5.11%	1.70%	2.05%	10.42%	10.79%
2015	1	18.492	19.368	20	6.06%	1.70%	2.05%	-6.86%	-6.54%
2014	1	19.853	20.722	23	8.20%	1.70%	2.05%	-0.81%	-0.47%
2013	2	20.015	20.820	38	9.44%	1.70%	2.05%	5.28%	5.65%
Deutsche CROCI® U.S. VIP (17)
2017	7,300	$3.299	$22.178	$96,052	1.74%	1.00%	2.05%	20.42%	21.67%
2016	9,631	2.740	18.300	113,020	0.89%	1.00%	2.05%	-6.30%	-5.33%
2015	12,042	2.924	19.408	156,494	1.71%	1.00%	2.05%	-8.74%	-7.79%
2014	16,681	3.204	21.132	257,567	1.71%	1.00%	2.05%	8.49%	9.62%
2013	18,359	2.953	19.354	257,170	1.98%	1.00%	2.05%	28.26%	29.60%
Deutsche CROCI® U.S. VIP B (7)
2017	8	$19.176	$20.223	$164	1.18%	1.70%	2.05%	20.00%	20.41%
2016	9	15.980	16.795	140	0.66%	1.70%	2.05%	-6.53%	-6.21%
2015	9	17.097	17.908	151	1.15%	1.70%	2.05%	-9.03%	-8.72%
2014	9	18.794	19.618	168	1.46%	1.70%	2.05%	8.14%	8.51%
2013	10	17.380	18.079	182	1.80%	1.70%	2.05%	27.92%	28.36%
Deutsche Small Mid Cap Growth VIP A
2017	7,439	$2.098	$26.387	$59,223	0.12%	1.00%	2.25%	19.44%	20.91%
2016	9,687	1.757	21.974	74,757	N/A	1.00%	2.25%	6.68%	8.00%
2015	11,606	1.647	20.487	87,773	N/A	1.00%	2.25%	-3.08%	-1.88%
2014	14,332	1.699	21.024	120,539	N/A	1.00%	2.25%	3.37%	4.65%
2013	15,859	1.643	20.229	127,103	0.12%	1.00%	2.25%	39.64%	41.37%
Deutsche Small Mid Cap Value VIP A
2017	5,889	$4.300	$42.218	$60,980	0.82%	1.00%	2.25%	8.10%	9.43%
2016	7,324	3.970	38.675	80,883	0.54%	1.00%	2.25%	14.32%	15.73%
2015	8,529	3.466	33.499	86,381	0.34%	1.00%	2.25%	-4.07%	-2.88%
2014	10,175	3.606	34.579	121,112	0.81%	1.00%	2.25%	3.21%	4.48%
2013	11,800	3.487	33.178	132,732	1.14%	1.00%	2.25%	32.27%	33.90%
Deutsche Small Mid Cap Value VIP B
2017	4	$32.621	$37.537	$146	0.35%	1.70%	2.05%	7.93%	8.30%
2016	5	30.226	34.662	141	0.21%	1.70%	2.05%	14.14%	14.53%
2015	5	26.482	30.265	141	N/A	1.70%	2.05%	-4.18%	-3.85%
2014	5	27.636	31.476	152	0.46%	1.70%	2.05%	2.98%	3.34%
2013	6	26.836	30.459	162	0.87%	1.70%	2.05%	31.99%	32.45%
Deutsche Multisector Income VIP A
2017	607	$2.150	$20.104	$9,252	0.99%	1.25%	2.05%	4.65%	5.47%
2016	875	2.039	19.090	13,805	7.74%	1.25%	2.05%	-1.52%	-0.74%
2015	1,143	2.054	19.261	18,807	5.05%	1.25%	2.05%	-4.96%	-4.21%
2014	1,945	2.144	20.138	35,589	5.03%	1.25%	2.05%	0.17%	0.97%
2013	2,179	2.124	19.976	39,556	5.71%	1.25%	2.05%	-3.03%	-2.27%

59

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Deutsche Investments VIT Funds:
Deutsche Equity 500 Index VIP A
2017	3,082	$23.067	$23.067	$71,087	2.12%	1.40%	1.40%	19.86%	19.86%
2016	4,894	19.245	19.245	94,185	1.85%	1.40%	1.40%	10.07%	10.07%
2015	5,191	17.484	17.484	90,752	1.84%	1.40%	1.40%	-0.27%	-0.27%
2014	7,044	17.530	17.530	123,490	1.77%	1.40%	1.40%	11.83%	11.83%
2013	6,903	15.677	15.677	108,209	1.76%	1.40%	1.40%	30.11%	30.11%
Deutsche Equity 500 Index VIP B2
2017	-	$20.369	$21.247	$10	1.35%	1.70%	2.05%	18.64%	19.04%
2016	-	17.169	17.848	8	1.63%	1.70%	2.05%	8.97%	9.35%
2015	-	15.755	16.323	7	0.46%	1.70%	2.05%	-1.27%	-0.93%
2014	2	15.957	16.475	29	1.44%	1.70%	2.05%	10.73%	11.11%
2013	2	14.411	14.827	26	1.39%	1.70%	2.05%	28.80%	29.24%

Dreyfus Investment Portfolios:
Dreyfus I.P. Mid Cap Stock A
2017	923	$34.297	$34.297	$31,659	1.27%	1.40%	1.40%	13.79%	13.79%
2016	1,501	30.141	30.141	45,227	0.93%	1.40%	1.40%	13.87%	13.87%
2015	1,837	26.468	26.468	48,623	0.71%	1.40%	1.40%	-3.64%	-3.64%
2014	2,661	27.467	27.467	73,099	1.01%	1.40%	1.40%	10.54%	10.54%
2013	2,912	24.848	24.848	72,358	1.39%	1.40%	1.40%	33.13%	33.13%
Dreyfus I.P. Mid Cap Stock SC
2017	148	$29.676	$35.541	$4,987	0.84%	1.00%	2.25%	12.52%	13.90%
2016	148	26.374	31.203	4,395	0.81%	1.00%	2.25%	12.67%	14.06%
2015	149	23.408	27.356	3,904	0.45%	1.00%	2.25%	-4.66%	-3.48%
2014	153	24.552	28.342	4,159	0.75%	1.00%	2.25%	9.30%	10.65%
2013	141	22.418	25.613	3,464	0.92%	1.00%	2.25%	31.74%	33.36%

The Dreyfus Sustainable U.S. Equity Fund:
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. I-S (8)
2017	194	$15.005	$57.321	$4,815	1.29%	1.00%	2.25%	12.80%	14.19%
2016	265	13.191	50.196	5,399	1.18%	1.00%	2.25%	7.95%	9.28%
2015	310	12.119	45.932	5,717	1.20%	1.00%	2.25%	-5.33%	-4.15%
2014	491	12.694	47.922	8,659	0.97%	1.00%	2.25%	10.96%	12.33%
2013	449	11.346	42.662	7,464	1.17%	1.00%	2.25%	31.39%	33.01%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. S-S (9)
2017	-	$22.287	$23.504	$4	0.93%	1.70%	2.05%	12.74%	13.12%
2016	-	19.769	20.777	4	0.99%	1.70%	2.05%	7.87%	8.24%
2015	-	18.327	19.195	3	0.81%	1.70%	2.05%	-5.36%	-5.03%
2014	-	19.364	20.212	4	0.85%	1.70%	2.05%	10.86%	11.24%
2013	-	17.467	18.170	3	1.00%	1.70%	2.05%	31.31%	31.76%

60

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

Fidelity Variable Insurance Products Fund:
Fidelity VIP Asset Manager
2017	78	$39.268	$47.209	$3,461	1.86%	1.00%	2.05%	11.82%	12.98%
2016	83	35.118	41.786	3,261	1.39%	1.00%	2.05%	1.01%	2.05%
2015	96	34.768	40.946	3,708	1.61%	1.00%	2.05%	-1.87%	-0.85%
2014	101	35.431	41.297	3,963	1.47%	1.00%	2.05%	3.71%	4.79%
2013	113	34.164	39.411	4,240	1.49%	1.00%	2.05%	13.38%	14.56%
Fidelity VIP Contrafund
2017	804	$58.163	$91.559	$68,007	1.00%	1.00%	2.25%	19.20%	20.67%
2016	880	48.793	75.873	61,891	0.78%	1.00%	2.25%	5.64%	6.94%
2015	958	46.190	70.950	63,223	1.00%	1.00%	2.25%	-1.54%	-0.33%
2014	1,091	46.915	71.182	72,502	0.93%	1.00%	2.25%	9.48%	10.84%
2013	1,202	42.851	64.223	72,231	1.06%	1.00%	2.25%	28.40%	29.99%
Fidelity VIP Equity Income
2017	319	$44.579	$75.204	$21,871	1.65%	1.00%	2.25%	10.42%	11.78%
2016	360	40.373	67.279	22,125	2.18%	1.00%	2.25%	15.43%	16.85%
2015	410	34.977	57.576	21,591	3.12%	1.00%	2.25%	-6.08%	-4.92%
2014	452	37.240	60.552	25,193	2.74%	1.00%	2.25%	6.33%	7.64%
2013	513	35.024	56.253	26,434	2.50%	1.00%	2.25%	25.33%	26.88%
Fidelity VIP Growth
2017	238	$68.659	$128.587	$28,108	0.22%	1.00%	2.25%	32.17%	33.80%
2016	262	51.947	96.104	23,174	0.04%	1.00%	2.25%	-1.41%	-0.19%
2015	294	52.691	96.291	26,114	0.26%	1.00%	2.25%	4.82%	6.11%
2014	323	50.270	90.743	27,055	0.19%	1.00%	2.25%	8.85%	10.20%
2013	348	46.182	82.347	26,521	0.28%	1.00%	2.25%	33.34%	34.99%
Fidelity VIP Index 500
2017	208	$310.530	$373.330	$71,514	1.77%	1.00%	2.05%	19.28%	20.51%
2016	225	260.346	309.787	64,424	1.43%	1.00%	2.05%	9.62%	10.76%
2015	240	237.501	279.705	61,921	1.93%	1.00%	2.05%	-0.70%	0.33%
2014	268	239.179	278.782	69,021	1.60%	1.00%	2.05%	11.29%	12.45%
2013	292	214.915	247.924	66,213	1.85%	1.00%	2.05%	29.59%	30.93%
Fidelity VIP Index 500 - SC
2017	8	$27.459	$321.176	$2,379	1.50%	1.25%	2.25%	18.74%	19.91%
2016	10	23.080	267.842	2,509	1.30%	1.25%	2.25%	9.13%	10.21%
2015	11	21.107	243.033	2,512	1.79%	1.25%	2.25%	-1.14%	-0.17%
2014	11	21.309	243.436	2,677	1.40%	1.25%	2.25%	10.80%	11.89%
2013	13	19.195	217.562	2,672	1.54%	1.25%	2.25%	29.01%	30.28%

61

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Global Discovery VIP Fund CL 2
2017	517	$29.303	$35.094	$17,322	1.78%	1.00%	2.25%	6.22%	7.53%
2016	573	27.588	32.638	17,913	1.59%	1.00%	2.25%	9.71%	11.07%
2015	641	25.145	29.386	18,097	2.86%	1.00%	2.25%	-5.77%	-4.60%
2014	697	26.685	30.804	20,703	2.11%	1.00%	2.25%	3.38%	4.66%
2013	761	25.812	29.431	21,661	2.20%	1.00%	2.25%	24.81%	26.35%
Franklin Mutual Shares VIP Fund CL 2
2017	162	$21.802	$26.112	$4,031	2.19%	1.00%	2.25%	5.97%	7.28%
2016	195	20.574	24.340	4,546	1.92%	1.00%	2.25%	13.51%	14.91%
2015	213	18.125	21.182	4,328	3.13%	1.00%	2.25%	-7.03%	-5.88%
2014	234	19.495	22.504	5,061	1.95%	1.00%	2.25%	4.77%	6.06%
2013	280	18.608	21.218	5,739	2.01%	1.00%	2.25%	25.44%	26.99%
Franklin Rising Dividends VIP Fund CL 2
2017	252	$27.002	$32.339	$7,790	1.54%	1.00%	2.25%	17.91%	19.37%
2016	301	22.900	27.092	7,819	1.39%	1.00%	2.25%	13.50%	14.90%
2015	326	20.177	23.579	7,386	1.43%	1.00%	2.25%	-5.77%	-4.60%
2014	385	21.412	24.717	9,168	1.31%	1.00%	2.25%	6.33%	7.65%
2013	394	20.137	22.961	8,739	1.56%	1.00%	2.25%	26.84%	28.41%
Franklin Small Cap Value VIP Fund CL 2
2017	138	$34.176	$40.932	$5,350	0.51%	1.00%	2.25%	8.22%	9.56%
2016	162	31.579	37.360	5,767	0.79%	1.00%	2.25%	27.33%	28.90%
2015	180	24.801	28.984	4,987	0.64%	1.00%	2.25%	-9.43%	-8.30%
2014	211	27.381	31.608	6,408	0.60%	1.00%	2.25%	-1.64%	-0.42%
2013	235	27.838	31.743	7,204	1.30%	1.00%	2.25%	33.24%	34.89%
Franklin Strategic Income VIP Fund CL 2
2017	276	$16.565	$19.839	$5,220	2.87%	1.00%	2.25%	2.26%	3.53%
2016	312	16.198	19.163	5,722	3.97%	1.00%	2.25%	5.57%	6.87%
2015	463	15.343	17.930	7,969	6.07%	1.00%	2.25%	-5.98%	-4.82%
2014	427	16.320	18.839	7,741	5.78%	1.00%	2.25%	-0.38%	0.85%
2013	472	16.382	18.679	8,507	6.47%	1.00%	2.25%	1.04%	2.29%
Franklin U.S. Government Securities VIP Fund CL 2
2017	113	$11.140	$13.342	$1,442	2.27%	1.00%	2.25%	-0.88%	0.34%
2016	119	11.240	13.297	1,512	2.31%	1.00%	2.25%	-1.55%	-0.33%
2015	178	11.416	13.341	2,283	2.41%	1.00%	2.25%	-1.74%	-0.52%
2014	191	11.618	13.411	2,466	2.67%	1.00%	2.25%	1.11%	2.36%
2013	211	11.490	13.102	2,670	2.76%	1.00%	2.25%	-4.39%	-3.21%
Templeton Developing Markets VIP Fund CL 2
2017	107	$30.400	$36.409	$3,702	1.02%	1.00%	2.25%	37.33%	39.02%
2016	112	22.137	26.189	2,794	0.81%	1.00%	2.25%	14.87%	16.28%
2015	116	19.272	22.522	2,504	2.16%	1.00%	2.25%	-21.37%	-20.40%
2014	131	24.511	28.294	3,562	1.50%	1.00%	2.25%	-10.41%	-9.30%
2013	150	27.189	31.194	4,527	1.93%	1.00%	2.25%	-3.10%	-1.90%

62

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest

Invesco Variable Insurance Funds
Invesco V.I. Diversified Dividend Fund Series I
2017	82	$11.566	$13.853	$1,080	1.51%	1.00%	2.25%	6.19%	7.50%
2016	107	10.891	12.887	1,323	1.50%	1.00%	2.25%	12.29%	13.68%
2015	87	9.699	11.336	945	1.71%	1.00%	2.25%	-0.18%	1.06%
2014	92	9.717	11.218	989	1.58%	1.00%	2.25%	10.35%	11.71%
2013	102	8.805	10.042	990	2.54%	1.00%	2.25%	28.15%	29.74%
Invesco V.I. Global Health Care Fund Series I
2017	75	$25.343	$30.352	$2,162	0.38%	1.00%	2.25%	13.29%	14.68%
2016	91	22.371	26.466	2,296	N/A	1.00%	2.25%	-13.40%	-12.34%
2015	135	25.834	30.190	3,917	N/A	1.00%	2.25%	0.89%	2.14%
2014	109	25.605	29.557	3,099	N/A	1.00%	2.25%	17.04%	18.49%
2013	109	21.877	24.946	2,614	0.71%	1.00%	2.25%	37.45%	39.15%
Invesco V.I. Global Real Estate Fund Series I
2017	145	$27.453	$32.880	$4,538	3.13%	1.00%	2.25%	10.57%	11.93%
2016	162	24.829	29.374	4,540	1.61%	1.00%	2.25%	-0.20%	1.03%
2015	179	24.878	29.074	4,979	3.23%	1.00%	2.25%	-3.65%	-2.46%
2014	208	25.820	29.806	5,955	1.61%	1.00%	2.25%	12.10%	13.49%
2013	226	23.033	26.264	5,716	3.75%	1.00%	2.25%	0.45%	1.70%
Invesco V.I. Managed Volatility Fund Series I
2017	522	$17.726	$35.533	$10,561	1.33%	1.00%	2.25%	8.13%	9.47%
2016	826	16.257	32.460	14,819	1.69%	1.00%	2.25%	8.19%	9.52%
2015	1,009	14.903	29.638	16,426	1.56%	1.00%	2.25%	-4.31%	-3.12%
2014	1,601	15.444	30.592	26,403	2.99%	1.00%	2.25%	17.92%	19.38%
2013	1,490	12.989	25.627	20,813	4.19%	1.00%	2.25%	8.32%	9.66%

Janus Henderson Series:
Janus Henderson Balanced Portfolio I-S (13)
2017	936	$52.883	$78.012	$67,811	1.60%	1.00%	2.25%	15.83%	17.26%
2016	1,026	45.655	66.529	63,573	2.17%	1.00%	2.25%	2.31%	3.57%
2015	1,132	44.625	64.236	67,966	1.61%	1.00%	2.25%	-1.59%	-0.38%
2014	1,233	45.348	64.478	74,470	1.74%	1.00%	2.25%	6.12%	7.43%
2013	1,333	42.732	60.016	75,144	1.53%	1.00%	2.25%	17.51%	18.97%
Janus Henderson Enterprise Portfolio I-S (11)
2017	580	$73.267	$100.720	$54,536	0.26%	1.00%	2.25%	24.63%	26.16%
2016	634	58.790	79.833	47,337	0.15%	1.00%	2.25%	9.90%	11.25%
2015	692	53.496	71.759	46,570	0.65%	1.00%	2.25%	1.74%	3.00%
2014	742	52.581	69.669	48,663	0.16%	1.00%	2.25%	10.05%	11.41%
2013	812	47.779	62.534	47,854	0.50%	1.00%	2.25%	29.47%	31.07%

63

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Janus Henderson Forty Portfolio I-S (15)
2017	12	$29.646	$29.646	$353	N/A	1.40%	1.40%	28.52%	28.52%
2016	12	23.067	23.067	283	0.94%	1.40%	1.40%	0.78%	0.78%
2015	37	22.888	22.888	838	1.28%	1.40%	1.40%	10.67%	10.67%
2014	44	20.681	20.681	912	0.15%	1.40%	1.40%	7.23%	7.23%
2013	58	19.286	19.286	1,114	0.70%	1.40%	1.40%	29.42%	29.42%
Janus Henderson Global Research Portfolio I-S (12)
2017	683	$42.121	$57.068	$36,419	0.82%	1.00%	2.25%	24.24%	25.77%
2016	774	33.902	45.373	32,906	1.06%	1.00%	2.25%	-0.18%	1.06%
2015	865	33.962	44.899	36,524	0.67%	1.00%	2.25%	-4.44%	-3.25%
2014	946	35.539	46.409	41,374	1.07%	1.00%	2.25%	5.08%	6.38%
2013	1,041	33.820	43.625	42,922	1.20%	1.00%	2.25%	25.60%	27.16%
Janus Henderson Research Portfolio I-S (10)
2017	515	$39.322	$57.147	$27,502	0.40%	1.00%	2.25%	25.08%	26.62%
2016	583	31.438	45.133	24,662	0.53%	1.00%	2.25%	-1.71%	-0.49%
2015	643	31.984	45.356	27,416	0.65%	1.00%	2.25%	3.03%	4.30%
2014	697	31.044	43.485	28,591	0.35%	1.00%	2.25%	10.51%	11.88%
2013	775	28.092	38.869	28,477	0.78%	1.00%	2.25%	27.47%	29.05%
Janus Henderson Mid Cap Value Portfolio S-S (14)
2017	116	$32.818	$39.304	$4,323	0.64%	1.00%	2.25%	11.14%	12.51%
2016	120	29.529	34.934	3,989	0.86%	1.00%	2.25%	16.16%	17.59%
2015	136	25.421	29.709	3,867	1.05%	1.00%	2.25%	-5.81%	-4.64%
2014	147	26.989	31.155	4,396	1.26%	1.00%	2.25%	6.05%	7.37%
2013	161	25.448	29.018	4,495	1.13%	1.00%	2.25%	23.04%	24.56%

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond
2017	23	$13.082	$15.017	$334	2.24%	1.25%	2.25%	1.30%	2.30%
2016	40	12.914	14.680	567	2.73%	1.25%	2.25%	-0.13%	0.86%
2015	41	12.931	14.555	575	3.52%	1.25%	2.25%	-1.11%	-0.13%
2014	45	13.075	14.574	635	3.87%	1.25%	2.25%	2.61%	3.63%
2013	46	12.743	14.064	636	5.10%	1.25%	2.25%	-3.64%	-2.69%
JPMorgan Insurance Trust Intrepid MidCap (18)
2017	-	$24.187	$28.527	$-	N/A	1.00%	2.25%	4.10%	4.59%
2016	131	23.234	27.275	3,452	0.74%	1.00%	2.25%	9.57%	10.93%
2015	152	21.204	24.588	3,605	0.68%	1.00%	2.25%	-7.94%	-6.80%
2014	177	23.034	26.383	4,507	0.60%	1.00%	2.25%	13.32%	14.72%
2013	177	20.327	22.999	3,954	1.06%	1.00%	2.25%	37.50%	39.20%
JPMorgan Insurance Trust Mid Cap Value
2017	206	$26.826	$31.879	$6,277	0.75%	1.00%	2.25%	11.27%	12.64%
2016	259	24.109	28.302	7,052	0.87%	1.00%	2.25%	12.18%	13.56%
2015	295	21.492	24.922	7,076	1.03%	1.00%	2.25%	-4.80%	-3.62%
2014	319	22.575	25.858	7,967	0.79%	1.00%	2.25%	12.58%	13.97%
2013	386	20.053	22.688	8,483	1.06%	1.00%	2.25%	29.39%	30.99%

64

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
JPMorgan Insurance Trust Small Cap Core
2017	113	$32.468	$43.540	$4,627	0.32%	1.00%	2.25%	12.70%	14.09%
2016	130	28.753	38.163	4,659	0.49%	1.00%	2.25%	17.58%	19.03%
2015	151	24.407	32.062	4,570	0.15%	1.00%	2.25%	-7.37%	-6.22%
2014	179	26.296	34.188	5,816	0.14%	1.00%	2.25%	7.19%	8.51%
2013	198	24.486	31.507	5,942	0.52%	1.00%	2.25%	39.17%	40.89%
JPMorgan Insurance Trust US Equity
2017	37	$25.499	$30.304	$1,075	1.04%	1.00%	2.25%	19.65%	21.12%
2016	34	21.312	25.019	808	1.07%	1.00%	2.25%	8.50%	9.84%
2015	49	19.642	22.777	1,084	1.15%	1.00%	2.25%	-1.36%	-0.13%
2014	47	19.912	22.808	1,027	0.89%	1.00%	2.25%	11.40%	12.77%
2013	46	17.875	20.224	903	0.80%	1.00%	2.25%	33.22%	34.87%

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation
2017	67	$22.407	$26.836	$1,704	0.01%	1.00%	2.25%	23.73%	25.25%
2016	74	18.110	21.425	1,521	0.11%	1.00%	2.25%	-4.57%	-3.39%
2015	95	18.977	22.178	2,013	N/A	1.00%	2.25%	1.00%	2.25%
2014	121	18.790	21.691	2,536	0.17%	1.00%	2.25%	12.60%	13.99%
2013	127	16.688	19.029	2,332	0.77%	1.00%	2.25%	26.58%	28.15%
Oppenheimer Discovery Mid Cap Growth Fund S-S
2017	46	$25.435	$30.462	$1,342	N/A	1.00%	2.25%	25.64%	27.19%
2016	48	20.245	23.951	1,097	N/A	1.00%	2.25%	-0.16%	1.07%
2015	59	20.277	23.697	1,340	N/A	1.00%	2.25%	4.01%	5.29%
2014	48	19.496	22.506	1,046	N/A	1.00%	2.25%	3.20%	4.48%
2013	62	18.891	21.541	1,298	N/A	1.00%	2.25%	32.64%	34.28%
Oppenheimer Global Fund S-S
2017	526	$33.859	$40.552	$20,323	0.74%	1.00%	2.25%	33.33%	34.97%
2016	589	25.395	30.044	16,927	0.75%	1.00%	2.25%	-2.35%	-1.14%
2015	662	26.006	30.392	19,306	1.11%	1.00%	2.25%	1.39%	2.65%
2014	733	25.649	29.608	20,885	0.86%	1.00%	2.25%	-0.19%	1.05%
2013	799	25.697	29.302	22,564	1.17%	1.00%	2.25%	24.20%	25.73%
Oppenheimer Global Strategic Income VA
2017	225	$15.267	$18.285	$3,918	1.91%	1.00%	2.25%	3.71%	4.99%
2016	260	14.721	17.416	4,323	4.86%	1.00%	2.25%	3.93%	5.22%
2015	293	14.164	16.553	4,655	5.77%	1.00%	2.25%	-4.64%	-3.46%
2014	347	14.853	17.146	5,721	3.87%	1.00%	2.25%	0.24%	1.48%
2013	382	14.818	16.896	6,227	4.65%	1.00%	2.25%	-2.56%	-1.35%
Oppenheimer Main Street
2017	146	$24.971	$29.907	$4,173	1.04%	1.00%	2.25%	14.08%	15.48%
2016	173	21.890	25.897	4,270	0.87%	1.00%	2.25%	8.86%	10.20%
2015	195	20.109	23.500	4,390	0.64%	1.00%	2.25%	0.84%	2.09%
2014	229	19.942	23.020	5,053	0.58%	1.00%	2.25%	7.97%	9.31%
2013	265	18.469	21.060	5,378	0.83%	1.00%	2.25%	28.55%	30.14%

65

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

	At December 31,				For the year ended December 31,
				Net Assets	Investment
	Units	Unit Fair Value		(1)	Income	Expense Ratio (3)		Total Return (4)
	(000s)	Lowest	Highest	(000s)	Ratio (2)	Lowest	Highest	Lowest	Highest
Oppenheimer Main Street Small Cap Fund S-S
2017	210	$35.009	$41.929	$8,368	0.65%	1.00%	2.25%	11.41%	12.79%
2016	221	31.424	37.176	7,840	0.24%	1.00%	2.25%	15.09%	16.51%
2015	238	27.304	31.908	7,276	0.64%	1.00%	2.25%	-8.16%	-7.02%
2014	255	29.730	34.319	8,395	0.64%	1.00%	2.25%	9.20%	10.55%
2013	288	27.225	31.044	8,593	0.69%	1.00%	2.25%	37.53%	39.23%

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond (USD-Hedged) ADM
2017	1	$20.517	$20.517	$15	4.70%	1.40%	1.40%	1.35%	1.35%
2016	1	20.244	20.244	15	1.19%	1.40%	1.40%	5.01%	5.01%
2015	1	19.279	19.279	23	2.36%	1.40%	1.40%	-1.09%	-1.09%
2014	3	19.492	19.492	50	1.88%	1.40%	1.40%	9.62%	9.62%
2013	4	17.781	17.781	67	1.86%	1.40%	1.40%	-0.89%	-0.89%
PIMCO Low Duration ADM
2017	2	$15.113	$15.113	$36	1.34%	1.40%	1.40%	-0.05%	-0.05%
2016	2	15.121	15.121	36	1.37%	1.40%	1.40%	0.00%	0.00%
2015	3	15.120	15.120	44	3.37%	1.40%	1.40%	-1.07%	-1.07%
2014	5	15.284	15.284	76	1.12%	1.40%	1.40%	-0.54%	-0.54%
2013	6	15.367	15.367	98	1.46%	1.40%	1.40%	-1.51%	-1.51%

Voya Global Resources Trust:
Voya Global Equity Portfolio
2017	281	$12.118	$13.575	$3,693	2.11%	1.00%	2.05%	20.97%	22.22%
2016	318	10.018	11.107	3,427	2.59%	1.00%	2.05%	3.64%	4.72%
2015	370	9.666	10.606	3,823	1.20%	1.00%	2.05%	-7.22%	-6.43%
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Voya Investors Trust:
VY JPMorgan Emerging Markets Equity Portfolio Class I
2017	166	$28.186	$31.937	$5,109	0.68%	1.00%	2.05%	40.49%	41.94%
2016	178	20.063	22.500	3,882	1.45%	1.00%	2.05%	10.99%	12.14%
2015	215	18.076	20.064	4,190	1.53%	1.00%	2.05%	-17.26%	-16.40%
2014	242	21.846	23.999	5,655	1.21%	1.00%	2.05%	-0.91%	0.12%
2013	261	22.047	23.970	6,099	1.10%	1.00%	2.05%	-7.39%	-6.43%

(1) Net Assets equals Contract Owners’ Equity. N/A is noted if the subaccount is not an investment option in the applicable period.

(2) This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends or subaccount ceased as an investment option.

(3) This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges. Charges that require redemption of contract owner units are excluded. N/A is noted if the subaccount is not an investment option in the applicable period.

66

ZALICO Variable Annuity Separate Account of Zurich American Life Insurance Company

Notes to Financial Statements

(6) Unit Values and Financial Highlights:

(4) Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated. The Archway product has total returns outside the ranges provided that do not correspond to the minimum or maximum expense ratio. This product invests in shares at the fund level that typically experience additional expenses. This can result in a lower subaccount total return than another product with a higher rider expense ratio. Total returns for periods of less than one year are not annualized. N/A is noted if the subaccount is not an investment option in the applicable period.

(5) Effective October 2, 2017 name changed from Deutsche Global Growth VIP A.

(6) Effective October 2, 2017 name changed from Deutsche Global Growth VIP B.

(7) Effective May 1, 2017 name changed from Deutsche Large Cap Value VIP B.

(8) Effective May 1, 2017 name changed from Dreyfus Socially Responsible Growth Fund.

(9) Effective May 1, 2017 name changed from Dreyfus Socially Responsible Growth Fund SC.

(10) Effective June 5, 2017 name changed from Janus Aspen Janus Portfolio I-S.

(11) Effective June 5, 2017 name changed from Janus Aspen Enterprise Portfolio I-S.

(12) Effective June 5, 2017 name changed from Janus Aspen Global Research Portfolio I-S.

(13) Effective June 5, 2017 name changed from Janus Aspen Balance Portfolio.

(14) Effective June 5, 2017 name changed from Janus Aspen Perkins Mid Cap Value Portfolio.

(15) Effective June 5, 2017 name changed from Janus Aspen Forty Portfolio.

(16) Effective October 2, 2017 name changed from Deutsche Unconstrained Income VIP.

(17) Effective May 1, 2017 name changed from Deutsche Large Cap Value VIP A.

(18) For the period (cessation of operations): January 1, 2017 to May 19, 2017- JP Morgan Insurance Trust Intrepid MidCap ceased operations.

(7) Subsequent Events:

The Separate Account has evaluated the effects of events subsequent to December 31, 2017 and through the financial statement issuance date. All accounting and disclosure requirements related to subsequent events are included in the financial statements, as applicable.

67

APPENDIX A

STATE AND LOCAL GOVERNMENT PREMIUM TAX CHART

	Rate of Tax
State	Qualified Plans	Non-Qualified Plans
California*	0.50%	2.35%
Florida**	1.00%	1.00%
Maine***	—	2.00%
Nevada*	—	3.50%
South Dakota***	—	1.25	%****
West Virginia***	1.00%	1.00%
Wyoming***	—	1.00%

*	In California and Nevada, we pay premium taxes when you annuitize your Contract. We deduct the amount of the premium tax payable from your Contract Value (if you annuitize under the standard feature in your Contract) or from your GRIB Base (if you annuitize under the GRIB rider). We will take this deduction at the time of annuitization of your Contract.
**	In Florida, annuity considerations are exempt provided that the tax savings are passed back to contract holders. Otherwise, they are taxable at 1.00%.
***	In Maine, South Dakota, West Virginia, and Wyoming, we pay premium taxes at the time we receive a Purchase Payment from you. In those four states, we reserve the right to deduct the amount of the premium tax payable from your Contract Value at the time we receive your Purchase Payment.
****	In South Dakota, we pay a 1.25% premium tax on the first $500,000 for each Non-Qualified Plan Contract and a 0.08% premium tax on any premium amount thereafter.

A-1

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The following Condensed Financial Information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. Each table shows the unit values under Contracts with a different combination of optional benefits, including the Guaranteed Retirement Income Benefit, which is no longer offered under new Contracts. In the table(s) below, no number is shown when there were no Accumulation Units outstanding at the end of the period. A zero (0) is shown when there were fewer than 1,000 Accumulation Units outstanding at the end of the period. Information for the least and most expensive combinations are shown in the Prospectus under the heading “Condensed Financial Information”.

Optional Benefits	Annual Expense
Guaranteed Minimum Death Benefit	0.15%
Earnings Based Death Benefit	0.20%
Guaranteed Retirement Income Benefit—10 year	0.30%
Guaranteed Retirement Income Benefit—7 year	0.40%

Additional Contract Options Elected (0.15%)

Guaranteed Minimum Death Benefit

(Separate Account Charges of 1.45% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.45%

Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period	$83.839	$85.762	$85.537	$78.187	$58.721	$54.225	$55.202	$49.390	$33.953	$63.974
Accumulation unit value at end of period	$106.170	$83.839	$85.762	$85.537	$78.187	$58.721	$54.225	$55.202	$49.390	$33.953
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount
Accumulation unit value at beginning of period	$49.988	$50.221	$51.759	$48.615	$36.307	$31.697	$35.057	$29.791	$19.922	$48.534
Accumulation unit value at end of period	$63.955	$49.988	$50.221	$51.759	$48.615	$36.307	$31.697	$35.057	$29.791	$19.922
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period	$74.459	$71.100	$74.607	$75.359	$56.942	$51.351	$53.807	$43.567	$30.375	$57.711
Accumulation unit value at end of period	$94.487	$74.459	$71.100	$74.607	$75.359	$56.942	$51.351	$53.807	$43.567	$30.375
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$12.564	$11.231	$12.072	$10.886	$8.131	$7.189	$7.073	$6.286	$5.400	$8.376
Accumulation unit value at end of period	$14.922	$12.564	$11.231	$12.072	$10.886	$8.131	$7.189	$7.073	$6.286	$5.400
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$18.682	$15.731	$16.604	$14.896	$11.472	$10.158	$10.202	$9.125	$7.723	$10.700
Accumulation unit value at end of period	$20.027	$18.682	$15.731	$16.604	$14.896	$11.472	$10.158	$10.202	$9.125	$7.723
Number of accumulation units outstanding at end of period (000’s omitted)	5	10	10	10	10	9	9	8	8	9
Deutsche Bond VIP Subaccount
Accumulation unit value at beginning of period	$9.586	$9.181	$9.341	$8.887	$9.297	$8.752	$8.401	$7.981	$7.356	$8.967
Accumulation unit value at end of period	$10.000	$9.586	$9.181	$9.341	$8.887	$9.297	$8.752	$8.401	$7.981	$7.356
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Capital Growth VIP Subaccount
Accumulation unit value at beginning of period	$40.316	$39.234	$36.644	$32.907	$24.794	$21.675	$23.018	$20.009	$16.000	$24.220
Accumulation unit value at end of period	$50.194	$40.316	$39.234	$36.644	$32.907	$24.794	$21.675	$23.018	$20.009	$16.000
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Core Equity VIP Subaccount
Accumulation unit value at beginning of period	$21.386	$19.637	$18.928	$17.172	$12.686	$11.113	$11.290	$10.012	$7.572	$12.452
Accumulation unit value at end of period	$25.512	$21.386	$19.637	$18.928	$17.172	$12.686	$11.113	$11.290	$10.012	$7.572
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® International VIP Subaccount
Accumulation unit value at beginning of period	$12.454	$12.541	$13.461	$15.477	$13.060	$10.982	$13.370	$13.347	$10.142	$19.868
Accumulation unit value at end of period	$14.972	$12.454	$12.541	$13.461	$15.477	$13.060	$10.982	$13.370	$13.347	$10.142
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® U.S. VIP Subaccount
Accumulation unit value at beginning of period	$2.998	$3.181	$3.465	$3.175	$2.461	$2.274	$2.308	$2.114	$1.711	$2.729
Accumulation unit value at end of period	$3.631	$2.998	$3.181	$3.465	$3.175	$2.461	$2.274	$2.308	$2.114	$1.711
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	3	3	3
Deutsche Global Equity VIP Subaccount
Accumulation unit value at beginning of period	$2.651	$2.534	$2.617	$2.625	$2.232	$1.930	$2.227	$2.036	$1.597	$3.165
Accumulation unit value at end of period	$3.242	$2.651	$2.534	$2.617	$2.625	$2.232	$1.930	$2.227	$2.036	$1.597
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period	$10.465	$9.939	$10.231	$9.996	$8.695	$7.808	$8.036	$7.329	$6.024	$8.410
Accumulation unit value at end of period	$12.022	$10.465	$9.939	$10.231	$9.996	$8.695	$7.808	$8.036	$7.329	$6.024
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Deutsche Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period	$2.966	$2.974	$3.018	$2.908	$3.043	$2.999	$2.831	$2.694	$2.529	$2.445
Accumulation unit value at end of period	$2.972	$2.966	$2.974	$3.018	$2.908	$3.043	$2.999	$2.831	$2.694	$2.529
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Government Money Market VIP Subaccount
Accumulation unit value at beginning of period	$2.545	$2.581	$2.618	$2.655	$2.694	$2.732	$2.772	$2.812	$2.843	$2.810
Accumulation unit value at end of period	$2.520	$2.545	$2.581	$2.618	$2.655	$2.694	$2.732	$2.772	$2.812	$2.843
Number of accumulation units outstanding at end of period (000’s omitted)	9	11	11	12	13	14	14	16	16	16
Deutsche High Income VIP Subaccount
Accumulation unit value at beginning of period	$12.447	$11.188	$11.877	$11.874	$11.163	$9.855	$9.628	$8.568	$6.210	$8.282
Accumulation unit value at end of period	$13.191	$12.447	$11.188	$11.877	$11.874	$11.163	$9.855	$9.628	$8.568	$6.210
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period	$3.323	$3.091	$3.164	$3.037	$2.158	$1.914	$2.021	$1.584	$1.143	$2.296
Accumulation unit value at end of period	$4.001	$3.323	$3.091	$3.164	$3.037	$2.158	$1.914	$2.021	$1.584	$1.143
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$4.344	$3.770	$3.899	$3.749	$2.812	$2.508	$2.709	$2.233	$1.746	$2.661
Accumulation unit value at end of period	$4.733	$4.344	$3.770	$3.899	$3.749	$2.812	$2.508	$2.709	$2.233	$1.746
Number of accumulation units outstanding at end of period (000’s omitted)	25	39	39	38	37	36	35	35	33	33
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period	$29.364	$25.857	$26.909	$24.427	$18.397	$15.640	$15.835	$12.654	$9.486	$16.160
Accumulation unit value at end of period	$33.299	$29.364	$25.857	$26.909	$24.427	$18.397	$15.640	$15.835	$12.654	$9.486
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Sustainable U.S Equity Portfolio Subaccount
Accumulation unit value at beginning of period	$46.570	$42.803	$44.857	$40.111	$30.290	$27.443	$27.592	$24.380	$18.491	$28.608
Accumulation unit value at end of period	$52.945	$46.570	$42.803	$44.857	$40.111	$30.290	$27.443	$27.592	$24.380	$18.491
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$38.425	$37.819	$38.313	$36.726	$32.201	$29.043	$30.238	$26.847	$21.095	$30.023
Accumulation unit value at end of period	$43.219	$38.425	$37.819	$38.313	$36.726	$32.201	$29.043	$30.238	$26.847	$21.095
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	0	1	1	1
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$69.769	$65.532	$66.039	$59.848	$46.246	$40.302	$41.945	$36.302	$27.138	$47.894
Accumulation unit value at end of period	$83.82	$69.769	$65.532	$66.039	$59.848	$46.246	$40.302	$41.945	$36.302	$27.138
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	1	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$61.865	$53.178	$56.176	$52.420	$41.499	$35.890	$36.059	$31.769	$24.752	$43.791
Accumulation unit value at end of period	$68.847	$61.865	$53.178	$56.176	$52.420	$41.499	$35.890	$36.059	$31.769	$24.752
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$88.362	$88.928	$84.178	$76.729	$57.095	$50.506	$51.133	$41.775	$33.036	$63.439
Accumulation unit value at end of period	$117.707	$88.362	$88.928	$84.178	$76.729	$57.095	$50.506	$51.133	$41.775	$33.036
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$284.864	$258.343	$258.638	$231.034	$177.236	$155.123	$154.223	$136.023	$108.995	$175.516
Accumulation unit value at end of period	$341.776	$284.864	$258.343	$258.638	$231.034	$177.236	$155.123	$154.223	$136.023	$108.995
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount
Accumulation unit value at beginning of period	$30.714	$27.776	$29.247	$28.068	$22.313	$19.970	$20.877	$18.917	$15.563	$22.068
Accumulation unit value at end of period	$32.880	$30.714	$27.776	$29.247	$28.068	$22.313	$19.970	$20.877	$18.917	$15.563
Number of accumulation units outstanding at end of period (000’s omitted)	3	7	7	6	6	6	6	7	7	6
Franklin Mutual Shares VIP Subaccount
Accumulation unit value at beginning of period	$22.905	$20.021	$21.367	$20.235	$16.005	$14.213	$14.571	$13.294	$10.699	$17.260
Accumulation unit value at end of period	$24.464	$22.905	$20.021	$21.367	$20.235	$16.005	$14.213	$14.571	$13.294	$10.699
Number of accumulation units outstanding at end of period (000’s omitted)	4	6	6	6	5	5	5	6	6	6
Franklin Rising Dividends VIP Subaccount
Accumulation unit value at beginning of period	$25.495	$22.288	$23.467	$21.897	$17.129	$15.522	$14.855	$12.491	$10.799	$15.029
Accumulation unit value at end of period	$30.298	$25.495	$22.288	$23.467	$21.897	$17.129	$15.522	$14.855	$12.491	$10.799
Number of accumulation units outstanding at end of period (000’s omitted)	—	2	2	2	2	1	1	—	—	—
Franklin Small Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$35.158	$27.396	$30.010	$30.272	$22.542	$19.318	$20.363	$16.111	$12.655	$19.167
Accumulation unit value at end of period	$38.349	$35.158	$27.396	$30.010	$30.272	$22.542	$19.318	$20.363	$16.111	$12.655
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income VIP Subaccount
Accumulation unit value at beginning of period	$18.033	$16.949	$17.886	$17.814	$17.492	$15.739	$15.566	$14.238	$11.487	$13.128
Accumulation unit value at end of period	$18.587	$18.033	$16.949	$17.886	$17.814	$17.492	$15.739	$15.566	$14.238	$11.487
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Securities VIP Subaccount
Accumulation unit value at beginning of period	$12.513	$12.611	$12.733	$12.495	$12.966	$12.911	$12.394	$11.942	$11.752	$11.081
Accumulation unit value at end of period	$12.500	$12.513	$12.611	$12.733	$12.495	$12.966	$12.911	$12.394	$11.942	$11.752
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Subaccount
Accumulation unit value at beginning of period	$24.645	$21.289	$26.864	$29.749	$30.462	$27.310	$32.926	$28.408	$16.698	$35.819
Accumulation unit value at end of period	$34.111	$24.645	$21.289	$26.864	$29.749	$30.462	$27.310	$32.926	$28.408	$16.698
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Diversified Dividend Subaccount
Accumulation unit value at beginning of period	$12.127	$10.715	$10.650	$9.576	$7.414	$6.335	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.979	$12.127	$10.715	$10.650	$9.576	$7.414	$6.335	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A	N/A
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period	$24.906	$28.537	$28.063	$23.790	$17.173	$14.411	$14.064	$13.550	$10.767	$15.303
Accumulation unit value at end of period	$28.437	$24.906	$28.537	$28.063	$23.790	$17.173	$14.411	$14.064	$13.550	$10.767
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period	$27.643	$27.482	$28.299	$25.047	$24.739	$19.590	$21.257	$18.351	$14.155	$25.943
Accumulation unit value at end of period	$30.804	$27.643	$27.482	$28.299	$25.047	$24.739	$19.590	$21.257	$18.351	$14.155
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	—	—	—	—	—	—	—
Invesco V.I. Managed Volatility Subaccount
Accumulation unit value at beginning of period	$30.547	$28.015	$29.046	$24.440	$22.386	$21.921	$19.097	$18.226	$16.088	$24.128
Accumulation unit value at end of period	$33.291	$30.547	$28.015	$29.046	$24.44	$22.386	$21.921	$19.097	$18.226	$16.088
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	1	1	—	—	—	—	—

Janus Henderson Balanced Subaccount
Accumulation unit value at beginning of period	$61.061	$59.218	$59.707	$55.823	$47.133	$42.085	$42.006	$39.318	$31.685	$38.195
Accumulation unit value at end of period	$71.285	$61.061	$59.218	$59.707	$55.823	$47.133	$42.085	$42.006	$39.318	$31.685
Number of accumulation units outstanding at end of period (000’s omitted)	2	7	7	7	7	7	5	3	3	3
Janus Henderson Enterprise Subaccount
Accumulation unit value at beginning of period	$73.270	$66.152	$64.512	$58.163	$44.574	$38.555	$39.677	$31.984	$22.405	$40.389
Accumulation unit value at end of period	$92.031	$73.270	$66.152	$64.512	$58.163	$44.574	$38.555	$39.677	$31.984	$22.405
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Global Research Subaccount
Accumulation unit value at beginning of period	$41.643	$41.391	$42.974	$40.576	$32.053	$27.080	$31.849	$27.894	$20.551	$37.676
Accumulation unit value at end of period	$52.145	$41.643	$41.391	$42.974	$40.576	$32.053	$27.080	$31.849	$27.894	$20.551
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	—	—	—	—	—	—	—
Janus Henderson Mid Cap Value Subaccount
Accumulation unit value at beginning of period	$32.875	$28.081	$29.580	$27.674	$22.315	$20.434	$21.367	$18.790	$14.341	$20.178
Accumulation unit value at end of period	$32.875	$32.875	$28.081	$29.580	$27.674	$22.315	$20.434	$21.367	$18.790	$14.341
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Research Subaccount
Accumulation unit value at beginning of period	$41.423	$41.813	$40.267	$36.153	$28.140	$24.074	$25.789	$22.846	$16.998	$28.609
Accumulation unit value at end of period	$52.218	$41.423	$41.813	$40.267	$36.153	$28.140	$24.074	$25.789	$22.846	$16.998
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust MidCap Value Subaccount
Accumulation unit value at beginning of period	$26.709	$23.623	$24.620	$21.698	$16.638	$14.023	$13.925	$11.443	$9.077	$14.273
Accumulation unit value at end of period	$29.952	$26.709	$23.623	$24.620	$21.698	$16.638	$14.023	$13.925	$11.443	$9.077
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$35.406	$29.878	$32.002	$29.623	$21.120	$17.896	$19.065	$15.214	N/A	N/A
Accumulation unit value at end of period	$40.216	$35.406	$29.878	$32.002	$29.623	$21.120	$17.896	$19.065	$15.214	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$23.610	$21.590	$21.716	$19.342	$14.405	$12.422	$12.842	$11.471	$8.705	$13.545
Accumulation unit value at end of period	$28.471	$23.610	$21.590	$21.716	$19.342	$14.405	$12.422	$12.842	$11.471	$8.705
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period	$20.162	$20.963	$20.594	$18.147	$15.872	$13.866	$14.284	$12.124	$8.532	$15.930
Accumulation unit value at end of period	$25.143	$20.162	$20.963	$20.594	$18.147	$15.872	$13.866	$14.284	$12.124	$8.532
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	0	2	2	2
Oppenheimer Discovery Mid Cap Growth Subaccount
Accumulation unit value at beginning of period	$22.539	$22.399	$21.368	$20.543	$15.366	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$28.540	$22.539	$22.399	$21.368	$20.543	$15.366	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period	$16.390	$15.646	$16.279	$16.113	$16.407	$14.711	$14.828	$13.107	$11.229	$13.322
Accumulation unit value at end of period	$17.131	$16.390	$15.646	$16.279	$16.113	$16.407	$14.711	$14.828	$13.107	$11.229
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Subaccount
Accumulation unit value at beginning of period	$28.273	$28.727	$28.111	$27.944	$22.324	$18.725	$20.767	$18.209	$13.256	$22.538
Accumulation unit value at end of period	$37.993	$28.273	$28.727	$28.111	$27.944	$22.324	$18.725	$20.767	$18.209	$13.256
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period	$24.370	$22.213	$21.856	$20.084	$15.502	$13.487	$13.725	$12.022	$9.528	$15.751
Accumulation unit value at end of period	$28.019	$24.370	$22.213	$21.856	$20.084	$15.502	$13.487	$13.725	$12.022	$9.528
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	0	2	2	2
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period	$34.985	$30.161	$32.584	$29.605	$21.358	$18.415	$19.137	$15.777	$11.693	$19.135
Accumulation unit value at end of period	$39.283	$34.985	$30.161	$32.584	$29.605	$21.358	$18.415	$19.137	$15.777	$11.693
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Voya Global Equity Subaccount
Accumulation unit value at beginning of period	$10.625	$10.192	$10.931	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.929	$10.625	$10.192	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
VY JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period	$21.418	$19.184	$23.049	$23.124	$24.822	$21.103	$26.125	$21.970	$12.958	$26.912
Accumulation unit value at end of period	$30.268	$21.418	$19.184	$23.049	$23.124	$24.822	$21.103	$26.125	$21.970	$12.958
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Additional Contract Options Elected (0.15%)

Guaranteed Minimum Death Benefit

(Separate Account Charges of 1.45% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.45%

Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008

Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period	$83.839	$85.762	$85.537	$78.187	$58.721	$54.225	$55.202	$49.39	$33.953	$63.974
Accumulation unit value at end of period	$106.170	$83.839	$85.762	$85.537	$78.187	$58.721	$54.225	$55.202	$49.390	$33.953
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount
Accumulation unit value at beginning of period	$49.988	$50.221	$51.759	$48.615	$36.307	$31.697	$35.057	$29.791	$19.922	$48.534
Accumulation unit value at end of period	$63.955	$49.988	$50.221	$51.759	$48.615	$36.307	$31.697	$35.057	$29.791	$19.922
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period	$74.459	$71.100	$74.607	$75.359	$56.942	$51.351	$53.807	$43.567	$30.375	$57.711
Accumulation unit value at end of period	$94.487	$74.459	$71.100	$74.607	$75.359	$56.942	$51.351	$53.807	$43.567	$30.375
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$12.564	$11.231	$12.072	$10.886	$8.131	$7.189	$7.073	$6.286	$5.400	$8.376
Accumulation unit value at end of period	$14.922	$12.564	$11.231	$12.072	$10.886	$8.131	$7.189	$7.073	$6.286	$5.400
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$18.682	$15.731	$16.604	$14.896	$11.472	$10.158	$10.202	$9.125	$7.723	$10.700
Accumulation unit value at end of period	$20.027	$18.682	$15.731	$16.604	$14.896	$11.472	$10.158	$10.202	$9.125	$7.723
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Bond VIP Subaccount
Accumulation unit value at beginning of period	$9.586	$9.181	$9.341	$8.887	$9.297	$8.752	$8.401	$7.981	$7.356	$8.967
Accumulation unit value at end of period	$10.000	$9.586	$9.181	$9.341	$8.887	$9.297	$8.752	$8.401	$7.981	$7.356
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Capital Growth VIP Subaccount
Accumulation unit value at beginning of period	$40.316	$39.234	$36.644	$32.907	$24.794	$21.675	$23.018	$20.009	$16.000	$24.220
Accumulation unit value at end of period	$50.194	$40.316	$39.234	$36.644	$32.907	$24.794	$21.675	$23.018	$20.009	$16.000
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Core Equity VIP Subaccount
Accumulation unit value at beginning of period	$21.386	$19.637	$18.928	$17.172	$12.686	$11.113	$11.290	$10.012	$7.572	$12.452
Accumulation unit value at end of period	$25.512	$21.386	$19.637	$18.928	$17.172	$12.686	$11.113	$11.290	$10.012	$7.572
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® International VIP Subaccount
Accumulation unit value at beginning of period	$12.454	$12.541	$13.461	$15.477	$13.060	$10.982	$13.370	$13.347	$10.142	$19.868
Accumulation unit value at end of period	$14.972	$12.454	$12.541	$13.461	$15.477	$13.060	$10.982	$13.370	$13.347	$10.142
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® U.S. VIP Subaccount
Accumulation unit value at beginning of period	$2.998	$3.181	$3.465	$3.175	$2.461	$2.274	$2.308	$2.114	$1.711	$2.729
Accumulation unit value at end of period	$3.631	$2.998	$3.181	$3.465	$3.175	$2.461	$2.274	$2.308	$2.114	$1.711
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Global Equity VIP Subaccount
Accumulation unit value at beginning of period	$2.651	$2.534	$2.617	$2.625	$2.232	$1.93	$2.227	$2.036	$1.597	$3.165
Accumulation unit value at end of period	$3.242	$2.651	$2.534	$2.617	$2.625	$2.232	$1.930	$2.227	$2.036	$1.597
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period	$9.751	$9.261	$9.532	$9.314	$8.695	$7.808	$8.036	$7.329	$6.024	$8.410
Accumulation unit value at end of period	$11.201	$9.751	$9.261	$9.532	$9.314	$8.102	$7.808	$8.036	$7.329	$6.024
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Deutsche Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period	$2.966	$2.974	$3.018	$2.908	$3.043	$2.999	$2.831	$2.694	$2.529	$2.445
Accumulation unit value at end of period	$2.972	$2.966	$2.974	$3.018	$2.908	$3.043	$2.999	$2.831	$2.694	$2.529
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Government Money Market VIP Subaccount
Accumulation unit value at beginning of period	$2.545	$2.581	$2.618	$2.655	$2.694	$2.732	$2.772	$2.812	$2.843	$2.810
Accumulation unit value at end of period	$2.520	$2.545	$2.581	$2.618	$2.655	$2.694	$2.732	$2.772	$2.812	$2.843
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche High Income VIP Subaccount
Accumulation unit value at beginning of period	$12.125	$10.899	$11.570	$11.567	$11.163	$9.855	$9.628	$8.568	N/A	N/A
Accumulation unit value at end of period	$12.850	$12.125	$10.899	$11.570	$11.567	$11.163	$9.855	$9.628	$8.568	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period	$3.323	$3.091	$3.164	$3.037	$2.158	$1.914	$2.021	$1.584	$1.143	$2.296
Accumulation unit value at end of period	$4.001	$3.323	$3.091	$3.164	$3.037	$2.158	$1.914	$2.021	$1.584	$1.143
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$4.344	$3.770	$3.899	$3.749	$2.812	$2.508	$2.709	$2.233	$1.746	$2.661
Accumulation unit value at end of period	$4.733	$4.344	$3.770	$3.899	$3.749	$2.812	$2.508	$2.709	$2.233	$1.746
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period	$29.364	$25.857	$26.909	$24.427	$18.397	$15.640	$15.835	$12.654	$9.486	$16.160
Accumulation unit value at end of period	$33.299	$29.364	$25.857	$26.909	$24.427	$18.397	$15.640	$15.835	$12.654	$9.486
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Sustainable U.S Equity Portfolio Subaccount
Accumulation unit value at beginning of period	$46.570	$42.803	$44.857	$40.111	$30.290	$27.443	$27.592	$24.38	$18.491	$28.608
Accumulation unit value at end of period	$52.945	$46.570	$42.803	$44.857	$40.111	$30.290	$27.443	$27.592	$24.380	$18.491
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$38.425	$37.819	$38.313	$36.726	$32.201	$29.043	$30.238	$26.847	$21.095	$30.023
Accumulation unit value at end of period	$43.219	$38.425	$37.819	$38.313	$36.726	$32.201	$29.043	$30.238	$26.847	$21.095
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$69.769	$65.532	$66.039	$59.848	$46.246	$40.302	$41.945	$36.302	$27.138	$47.894
Accumulation unit value at end of period	$83.820	$69.769	$65.532	$66.039	$59.848	$46.246	$40.302	$41.945	$36.302	$27.138
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$61.865	$53.178	$56.176	$52.42	$41.499	$35.89	$36.059	$31.769	$24.752	$43.791
Accumulation unit value at end of period	$68.847	$61.865	$53.178	$56.176	$52.420	$41.499	$35.890	$36.059	$31.769	$24.752
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$88.362	$88.928	$84.178	$76.729	$57.095	$50.506	$51.133	$41.775	$33.036	$63.439
Accumulation unit value at end of period	$117.707	$88.362	$88.928	$84.178	$76.729	$57.095	$50.506	$51.133	$41.775	$33.036
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$284.864	$258.343	$258.638	$231.034	$177.236	$155.123	$154.223	$136.023	$108.995	$175.516
Accumulation unit value at end of period	$341.776	$284.864	$258.343	$258.638	$231.034	$177.236	$155.123	$154.223	$136.023	$108.995
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount
Accumulation unit value at beginning of period	$30.714	$27.776	$29.247	$28.068	$22.313	$19.97	$20.877	$18.917	$15.563	$22.068
Accumulation unit value at end of period	$32.880	$30.714	$27.776	$29.247	$28.068	$22.313	$19.970	$20.877	$18.917	$15.563
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Subaccount
Accumulation unit value at beginning of period	$22.905	$20.021	$21.367	$20.235	$16.005	$14.213	$14.571	$13.294	$10.699	$17.260
Accumulation unit value at end of period	$24.464	$22.905	$20.021	$21.367	$20.235	$16.005	$14.213	$14.571	$13.294	$10.699
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount
Accumulation unit value at beginning of period	$25.495	$22.288	$23.467	$21.897	$17.129	$15.522	$14.855	$12.491	$10.799	$15.029
Accumulation unit value at end of period	$30.298	$25.495	$22.288	$23.467	$21.897	$17.129	$15.522	$14.855	$12.491	$10.799
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$35.158	$27.396	$30.010	$30.272	$22.542	$19.318	$20.363	$16.111	$12.655	$19.167
Accumulation unit value at end of period	$38.349	$35.158	$27.396	$30.010	$30.272	$22.542	$19.318	$20.363	$16.111	$12.655
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income VIP Subaccount
Accumulation unit value at beginning of period	$18.033	$16.949	$17.886	$17.814	$17.492	$15.739	$15.566	$14.238	$11.487	$13.128
Accumulation unit value at end of period	$18.587	$18.033	$16.949	$17.886	$17.814	$17.492	$15.739	$15.566	$14.238	$11.487
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Securities VIP Subaccount
Accumulation unit value at beginning of period	$12.513	$12.611	$12.733	$12.495	$12.966	$12.911	$12.394	$11.942	$11.752	$11.081
Accumulation unit value at end of period	$12.500	$12.513	$12.611	$12.733	$12.495	$12.966	$12.911	$12.394	$11.942	$11.752
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Subaccount
Accumulation unit value at beginning of period	$24.645	$21.289	$26.864	$29.749	$30.462	$27.31	$32.926	$28.408	$16.698	$35.819
Accumulation unit value at end of period	$34.111	$24.645	$21.289	$26.864	$29.749	$30.462	$27.310	$32.926	$28.408	$16.698
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Diversified Dividend Subaccount
Accumulation unit value at beginning of period	$12.127	$10.715	$10.650	$9.576	$7.414	$6.335	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.979	$12.127	$10.715	$10.650	$9.576	$7.414	$6.335	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A	N/A
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period	$24.906	$28.537	$28.063	$23.79	$17.173	$14.411	$14.064	$13.55	$10.767	$15.303
Accumulation unit value at end of period	$28.437	$24.906	$28.537	$28.063	$23.790	$17.173	$14.411	$14.064	$13.550	$10.767
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period	$27.643	$27.482	$28.299	$25.047	$24.739	$19.59	$21.257	$18.351	$14.155	$25.943
Accumulation unit value at end of period	$30.804	$27.643	$27.482	$28.299	$25.047	$24.739	$19.590	$21.257	$18.351	$14.155
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Managed Volatility Subaccount
Accumulation unit value at beginning of period	$30.547	$28.015	$29.046	$24.44	$22.386	$21.921	$19.097	$18.226	$16.088	$24.128
Accumulation unit value at end of period	$33.291	$30.547	$28.015	$29.046	$24.440	$22.386	$21.921	$19.097	$18.226	$16.088
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust MidCap Value Subaccount
Accumulation unit value at beginning of period	$26.709	$23.623	$24.620	$21.698	$16.638	$14.023	$13.925	$11.443	$9.077	$14.273
Accumulation unit value at end of period	$29.952	$26.709	$23.623	$24.620	$21.698	$16.638	$14.023	$13.925	$11.443	$9.077
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$35.406	$29.878	$32.002	$29.623	$21.120	$17.896	$19.065	$15.214	N/A	N/A
Accumulation unit value at end of period	$40.216	$35.406	$29.878	$32.002	$29.623	$21.120	$17.896	$19.065	$15.214	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$23.610	$21.590	$21.716	$19.342	$14.405	$12.422	$12.842	$11.471	$8.705	$13.545
Accumulation unit value at end of period	$28.471	$23.610	$21.590	$21.716	$19.342	$14.405	$12.422	$12.842	$11.471	$8.705
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Janus Henderson Balanced Subaccount
Accumulation unit value at beginning of period	$61.061	$59.218	$59.707	$55.823	$47.133	$42.085	$42.006	$39.318	$31.685	$38.195
Accumulation unit value at end of period	$71.285	$61.061	$59.218	$59.707	$55.823	$47.133	$42.085	$42.006	$39.318	$31.685
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Enterprise Subaccount
Accumulation unit value at beginning of period	$73.27	$66.152	$64.512	$58.163	$44.574	$38.555	$39.677	$31.984	$22.405	$40.389
Accumulation unit value at end of period	$92.031	$73.270	$66.152	$64.512	$58.163	$44.574	$38.555	$39.677	$31.984	$22.405
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Global Research Subaccount
Accumulation unit value at beginning of period	$41.643	$41.391	$42.974	$40.576	$32.053	$27.08	$31.849	$27.894	$20.551	$37.676
Accumulation unit value at end of period	$52.145	$41.643	$41.391	$42.974	$40.576	$32.053	$27.080	$31.849	$27.894	$20.551
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Mid Cap Value Subaccount
Accumulation unit value at beginning of period	$32.875	$28.081	$29.580	$27.674	$22.315	$20.434	$21.367	$18.790	$14.341	$20.178
Accumulation unit value at end of period	$32.875	$32.875	$28.081	$29.580	$27.674	$22.315	$20.434	$21.367	$18.790	$14.341
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Research Subaccount
Accumulation unit value at beginning of period	$41.423	$41.813	$40.267	$36.153	$28.14	$24.074	$25.789	$22.846	$16.998	$28.609
Accumulation unit value at end of period	$52.218	$41.423	$41.813	$40.267	$36.153	$28.140	$24.074	$25.789	$22.846	$16.998
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period	$20.162	$20.963	$20.594	$18.147	$15.872	$13.866	$14.284	$12.124	$8.532	$15.930
Accumulation unit value at end of period	$25.143	$20.162	$20.963	$20.594	$18.147	$15.872	$13.866	$14.284	$12.124	$8.532
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Discovery Mid Cap Growth Subaccount
Accumulation unit value at beginning of period	$22.539	$22.399	$21.368	$20.543	$15.366	N/A	N/A	N/A	$8.532	$15.930
Accumulation unit value at end of period	$28.540	$22.539	$22.399	$21.368	$20.543	$15.366	N/A	N/A	N/A	$8.532
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Subaccount
Accumulation unit value at beginning of period	$28.273	$28.727	$28.111	$27.944	$22.324	$18.725	$20.767	$18.209	$13.256	$22.538
Accumulation unit value at end of period	$37.993	$28.273	$28.727	$28.111	$27.944	$22.324	$18.725	$20.767	$18.209	$13.256
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period	$16.39	$15.646	$16.279	$16.113	$16.407	$14.711	$14.828	$13.107	$11.229	$13.322
Accumulation unit value at end of period	$17.131	$16.390	$15.646	$16.279	$16.113	$16.407	$14.711	$14.828	$13.107	$11.229
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period	$24.37	$22.213	$21.856	$20.084	$15.502	$13.487	$13.725	$12.022	$9.528	$15.751
Accumulation unit value at end of period	$28.019	$24.370	$22.213	$21.856	$20.084	$15.502	$13.487	$13.725	$12.022	$9.528
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period	$34.985	$30.161	$32.584	$29.605	$21.358	$18.415	$19.137	$15.777	$11.693	$19.135
Accumulation unit value at end of period	$39.283	$34.985	$30.161	$32.584	$29.605	$21.358	$18.415	$19.137	$15.777	$11.693
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Voya Global Equity Subaccount
Accumulation unit value at beginning of period	$10.931	$10.931	$10.931	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.929	$10.625	$10.192	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
VY JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period	$21.418	$19.184	$23.049	$23.124	$24.822	$21.103	$26.125	$21.97	$12.958	$26.912
Accumulation unit value at end of period	$30.268	$21.418	$19.184	$23.049	$23.124	$24.822	$21.103	$26.125	$21.970	$12.958
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Additional Contract Options Elected (0.30%)

Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.60% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.60%

Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period	$81.970	$83.973	$83.877	$76.783	$57.752	$53.409	$54.451	$48.790	$33.591	$63.385
Accumulation unit value at end of period	$103.649	$81.970	$83.973	$83.877	$76.783	$57.752	$53.409	$54.451	$48.790	$33.591
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount
Accumulation unit value at beginning of period	$48.873	$49.174	$50.755	$47.742	$35.708	$31.220	$34.580	$29.429	$19.709	$48.088
Accumulation unit value at end of period	$62.437	$48.873	$49.174	$50.755	$47.742	$35.708	$31.220	$34.580	$29.429	$19.709
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period	$72.798	$69.617	$73.158	$74.006	$56.002	$50.578	$53.075	$43.038	$30.051	$57.180
Accumulation unit value at end of period	$92.243	$72.798	$69.617	$73.158	$74.006	$56.002	$50.578	$53.075	$43.038	$30.051
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$12.283	$10.997	$11.838	$10.691	$7.997	$7.081	$6.977	$6.210	$5.343	$8.298
Accumulation unit value at end of period	$14.567	$12.283	$10.997	$11.838	$10.691	$7.997	$7.081	$6.977	$6.210	$5.343
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$18.266	$15.403	$16.282	$14.629	$11.283	$10.005	$10.063	$9.014	$7.641	$10.602
Accumulation unit value at end of period	$19.552	$18.266	$15.403	$16.282	$14.629	$11.283	$10.005	$10.063	$9.014	$7.641
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Bond VIP Subaccount
Accumulation unit value at beginning of period	$9.372	$8.989	$9.160	$8.727	$9.144	$8.621	$8.287	$7.884	$7.278	$8.884
Accumulation unit value at end of period	$9.763	$9.372	$8.989	$9.160	$8.727	$9.144	$8.621	$8.287	$7.884	$7.278
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Capital Growth VIP Subaccount
Accumulation unit value at beginning of period	$39.417	$38.415	$35.933	$32.316	$24.385	$21.349	$22.705	$19.766	$15.529	$23.997
Accumulation unit value at end of period	$49.002	$39.417	$38.415	$35.933	$32.316	$24.385	$21.349	$22.705	$19.766	$15.529
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Core Equity VIP Subaccount
Accumulation unit value at beginning of period	$21.020	$19.329	$18.659	$16.953	$12.543	$11.004	$11.195	$9.943	$7.531	$12.403
Accumulation unit value at end of period	$25.038	$21.020	$19.329	$18.659	$16.953	$12.543	$11.004	$11.195	$9.943	$7.531
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® International VIP Subaccount
Accumulation unit value at beginning of period	$12.176	$12.280	$13.200	$15.199	$12.844	$10.817	$13.189	$13.185	$10.033	$19.685
Accumulation unit value at end of period	$14.617	$12.176	$12.280	$13.200	$15.199	$12.844	$10.817	$13.189	$13.185	$10.033
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® U.S. VIP Subaccount
Accumulation unit value at beginning of period	$2.931	$3.114	$3.398	$3.118	$2.420	$2.240	$2.277	$2.089	$1.693	$2.704
Accumulation unit value at end of period	$3.545	$2.931	$3.114	$3.398	$3.118	$2.420	$2.240	$2.277	$2.089	$1.693
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Global Equity VIP Subaccount
Accumulation unit value at beginning of period	$2.592	$2.482	$2.566	$2.578	$2.195	$1.901	$2.196	$2.012	$1.580	$3.136
Accumulation unit value at end of period	$3.165	$2.592	$2.482	$2.566	$2.578	$2.195	$1.901	$2.196	$2.012	$1.580
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period	$10.232	$9.732	$10.032	$9.817	$8.552	$7.691	$7.926	$7.240	$5.960	$8.333
Accumulation unit value at end of period	$11.737	$10.232	$9.732	$10.032	$9.817	$8.552	$7.691	$7.926	$7.240	$5.960
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Deutsche Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period	$2.899	$2.912	$2.959	$2.856	$2.992	$2.954	$2.793	$2.661	$2.502	$2.422
Accumulation unit value at end of period	$2.902	$2.899	$2.912	$2.959	$2.856	$2.992	$2.954	$2.793	$2.661	$2.502
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Government Money Market VIP Subaccount
Accumulation unit value at beginning of period	$2.488	$2.527	$2.567	$2.608	$2.649	$2.691	$2.734	$2.777	$2.812	$2.784
Accumulation unit value at end of period	$2.460	$2.488	$2.527	$2.567	$2.608	$2.649	$2.691	$2.734	$2.777	$2.812
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche High Income VIP Subaccount
Accumulation unit value at beginning of period	$12.169	$10.954	$11.646	$11.661	$10.979	$9.707	$9.497	$8.464	$6.143	$8.206
Accumulation unit value at end of period	$12.877	$12.169	$10.954	$11.646	$11.661	$10.979	$9.707	$9.497	$8.464	$6.143
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period	$3.249	$3.026	$3.103	$2.982	$2.122	$1.886	$1.994	$1.565	$1.131	$2.275
Accumulation unit value at end of period	$3.906	$3.249	$3.026	$3.103	$2.982	$2.122	$1.886	$1.994	$1.565	$1.131
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$4.247	$3.691	$3.823	$3.681	$2.765	$2.470	$2.672	$2.206	$1.728	$2.637
Accumulation unit value at end of period	$4.620	$4.247	$3.691	$3.823	$3.681	$2.765	$2.470	$2.672	$2.206	$1.728
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period	$28.776	$25.378	$26.449	$24.044	$18.136	$15.441	$15.656	$12.530	$9.407	$16.049
Accumulation unit value at end of period	$32.585	$28.776	$25.378	$26.449	$24.044	$18.136	$15.441	$15.656	$12.530	$9.407
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Sustainable U.S Equity Portfolio Subaccount
Accumulation unit value at beginning of period	$45.531	$41.910	$43.986	$39.390	$29.790	$27.030	$27.217	$24.084	$18.294	$28.345
Accumulation unit value at end of period	$51.688	$45.531	$41.910	$43.986	$39.390	$29.790	$27.030	$27.217	$24.084	$18.294
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$37.568	$37.030	$37.569	$36.066	$31.669	$28.607	$29.827	$26.521	$20.869	$29.746
Accumulation unit value at end of period	$42.193	$37.568	$37.030	$37.569	$36.066	$31.669	$28.607	$29.827	$26.521	$20.869
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$68.213	$64.165	$64.757	$58.773	$45.483	$39.696	$41.375	$35.862	$26.848	$47.453
Accumulation unit value at end of period	$81.830	$68.213	$64.165	$64.757	$58.773	$45.483	$39.696	$41.375	$35.862	$26.848
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$60.485	$52.068	$55.086	$51.479	$40.814	$35.350	$35.569	$31.383	$24.488	$43.387
Accumulation unit value at end of period	$67.212	$60.485	$52.068	$55.086	$51.479	$40.814	$35.350	$35.569	$31.383	$24.488
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$86.392	$87.073	$82.544	$75.351	$56.153	$49.746	$50.438	$41.268	$32.684	$62.855
Accumulation unit value at end of period	$114.912	$86.392	$87.073	$82.544	$75.351	$56.153	$49.746	$50.438	$41.268	$32.684
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$278.511	$252.954	$253.618	$226.885	$174.310	$152.788	$152.126	$134.372	$107.832	$173.900
Accumulation unit value at end of period	$333.663	$278.511	$252.954	$253.618	$226.885	$174.310	$152.788	$152.126	$134.372	$107.832
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Franklin Mutual Global Discovery VIP Subaccount
Accumulation unit value at beginning of period	$30.100	$27.261	$28.746	$27.629	$21.997	$19.716	$20.641	$18.731	$15.433	$21.916
Accumulation unit value at end of period	$32.175	$30.100	$27.261	$28.746	$27.629	$21.997	$19.716	$20.641	$18.731	$15.433
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Subaccount
Accumulation unit value at beginning of period	$22.447	$19.650	$21.001	$19.918	$15.778	$14.032	$14.406	$13.163	$10.610	$17.141
Accumulation unit value at end of period	$23.939	$22.447	$19.650	$21.001	$19.918	$15.778	$14.032	$14.406	$13.163	$10.610
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount
Accumulation unit value at beginning of period	$24.985	$21.875	$23.066	$21.555	$16.886	$15.324	$14.688	$12.369	$10.709	$14.926
Accumulation unit value at end of period	$29.649	$24.985	$21.875	$23.066	$21.555	$16.886	$15.324	$14.688	$12.369	$10.709
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$34.455	$26.888	$29.497	$29.799	$22.222	$19.072	$20.133	$15.953	$12.549	$19.035
Accumulation unit value at end of period	$37.526	$34.455	$26.888	$29.497	$29.799	$22.222	$19.072	$20.133	$15.953	$12.549
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income VIP Subaccount
Accumulation unit value at beginning of period	$17.673	$16.634	$17.581	$17.535	$17.244	$15.539	$15.391	$14.098	$11.391	$13.038
Accumulation unit value at end of period	$18.188	$17.673	$16.634	$17.581	$17.535	$17.244	$15.539	$15.391	$14.098	$11.391
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Securities VIP Subaccount
Accumulation unit value at beginning of period	$12.263	$12.377	$12.515	$12.299	$12.782	$12.747	$12.254	$11.825	$11.645	$11.005
Accumulation unit value at end of period	$12.232	$12.263	$12.377	$12.515	$12.299	$12.782	$12.747	$12.254	$11.825	$11.645
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Subaccount
Accumulation unit value at beginning of period	$24.152	$20.894	$26.404	$29.284	$30.029	$26.962	$32.555	$28.129	$16.559	$35.573
Accumulation unit value at end of period	$33.380	$24.152	$20.894	$26.404	$29.284	$30.029	$26.962	$32.555	$28.129	$16.559
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Diversified Dividend Subaccount
Accumulation unit value at beginning of period	$11.884	$10.516	$10.468	$9.426	$7.309	$6.255	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.700	$11.884	$10.516	$10.468	$9.426	$7.309	$6.255	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A	N/A
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period	$24.408	$28.007	$27.583	$23.418	$16.929	$14.227	$13.905	$13.417	$10.677	$15.198
Accumulation unit value at end of period	$27.827	$24.408	$28.007	$27.583	$23.418	$16.929	$14.227	$13.905	$13.417	$10.677
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period	$27.090	$26.972	$27.815	$24.655	$24.388	$19.341	$21.017	$18.171	$14.037	$25.765
Accumulation unit value at end of period	$30.144	$27.090	$26.972	$27.815	$24.655	$24.388	$19.341	$21.017	$18.171	$14.037
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Managed Volatility Subaccount
Accumulation unit value at beginning of period	$29.936	$27.495	$28.549	$24.058	$22.069	$21.642	$18.882	$18.047	$15.954	$23.963
Accumulation unit value at end of period	$32.577	$29.936	$27.495	$28.549	$24.058	$22.069	$21.642	$18.882	$18.047	$15.954
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust MidCap Value Subaccount
Accumulation unit value at beginning of period	$26.199	$23.207	$24.221	$21.379	$16.418	$13.857	$13.781	$11.341	$9.009	$14.188
Accumulation unit value at end of period	$29.337	$26.199	$23.207	$24.221	$21.379	$16.418	$13.857	$13.781	$11.341	$9.009
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$34.616	$29.255	$31.380	$29.091	$20.771	$17.627	$18.806	$15.029	N/A	N/A
Accumulation unit value at end of period	$39.261	$34.616	$29.255	$31.380	$29.091	$20.771	$17.627	$18.806	$15.029	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$23.160	$21.209	$21.364	$19.057	$14.214	$12.275	$12.709	$11.369	$8.640	$13.464
Accumulation unit value at end of period	$27.887	$23.160	$21.209	$21.364	$19.057	$14.214	$12.275	$12.709	$11.369	$8.640
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Balanced Subaccount
Accumulation unit value at beginning of period	$59.700	$57.983	$58.548	$54.820	$46.355	$41.452	$41.435	$38.840	$31.347	$37.843
Accumulation unit value at end of period	$69.593	$59.700	$57.983	$58.548	$54.820	$46.355	$41.452	$41.435	$38.840	$31.347
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Enterprise Subaccount
Accumulation unit value at beginning of period	$71.636	$64.772	$63.259	$57.119	$43.838	$37.975	$39.137	$31.595	$22.165	$40.017
Accumulation unit value at end of period	$89.846	$71.636	$64.772	$63.259	$57.119	$43.838	$37.975	$39.137	$31.595	$22.165
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Global Research Subaccount
Accumulation unit value at beginning of period	$40.714	$40.527	$42.139	$39.847	$31.523	$26.673	$31.416	$27.555	$20.331	$37.329
Accumulation unit value at end of period	$50.907	$40.714	$40.527	$42.139	$39.847	$31.523	$26.673	$31.416	$27.555	$20.331
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Mid Cap Value Subaccount
Accumulation unit value at beginning of period	$32.218	$27.560	$29.074	$27.241	$21.999	$20.174	$21.126	$18.606	$14.222	$20.040
Accumulation unit value at end of period	$36.035	$32.218	$27.560	$29.074	$27.241	$21.999	$20.174	$21.126	$18.606	$14.222
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Research Subaccount
Accumulation unit value at beginning of period	$40.499	$40.941	$39.485	$35.503	$27.675	$23.712	$25.439	$22.569	$16.817	$28.345
Accumulation unit value at end of period	$50.978	$40.499	$40.941	$39.485	$35.503	$27.675	$23.712	$25.439	$22.569	$16.817
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period	$19.759	$20.574	$20.242	$17.863	$14.022	$12.519	$12.896	$12.005	$8.461	$15.821
Accumulation unit value at end of period	$24.604	$19.759	$20.574	$20.242	$17.863	$14.022	$12.519	$12.896	$12.005	$8.461
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Discovery Mid Cap Growth Subaccount
Accumulation unit value at beginning of period	$22.088	$21.984	$20.221	$15.148	$13.249	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$27.928	$22.088	$21.984	$20.221	$15.148	$13.249	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A	N/A
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period	$16.062	$15.356	$16.000	$15.861	$16.174	$14.524	$14.661	$12.978	$11.136	$13.230
Accumulation unit value at end of period	$16.764	$16.062	$15.356	$16.000	$15.861	$16.174	$14.524	$14.661	$12.978	$11.136
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Subaccount
Accumulation unit value at beginning of period	$27.708	$28.194	$27.630	$27.507	$22.007	$18.487	$20.533	$18.030	$13.145	$22.383
Accumulation unit value at end of period	$37.178	$27.708	$28.194	$27.630	$27.507	$22.007	$18.487	$20.533	$18.030	$13.145
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period	$23.883	$21.801	$21.482	$19.770	$15.282	$13.315	$13.570	$11.904	$9.449	$15.642
Accumulation unit value at end of period	$27.419	$23.883	$21.801	$21.482	$19.770	$15.282	$13.315	$13.570	$11.904	$9.449
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period	$34.285	$29.601	$32.026	$29.142	$21.055	$18.180	$18.921	$15.622	$11.595	$19.003
Accumulation unit value at end of period	$38.441	$34.285	$29.601	$32.026	$29.142	$21.055	$18.180	$18.921	$15.622	$11.595
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Voya Global Equity Subaccount
Accumulation unit value at beginning of period	$10.469	$10.057	$10.800	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.721	$10.469	$10.057	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
VY JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period	$21.070	$18.900	$22.741	$22.849	$24.563	$20.915	$25.929	$21.838	$12.899	$26.830
Accumulation unit value at end of period	$29.732	$21.070	$18.900	$22.741	$22.849	$24.563	$20.915	$25.929	$21.838	$12.899
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Additional Contract Options Elected (0.30%)

Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.60% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.60%

Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008

Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period	$81.970	$83.973	$83.877	$76.783	$57.752	$53.409	$54.451	$48.790	$33.591	$63.385
Accumulation unit value at end of period	$103.649	$81.970	$83.973	$83.877	$76.783	$57.752	$53.409	$54.451	$48.790	$33.591
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount
Accumulation unit value at beginning of period	$48.873	$49.174	$50.755	$47.742	$35.708	$31.220	$34.580	$29.429	$19.709	$48.088
Accumulation unit value at end of period	$62.437	$48.873	$49.174	$50.755	$47.742	$35.708	$31.220	$34.580	$29.429	$19.709
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period	$72.798	$69.617	$73.158	$74.006	$56.002	$50.578	$53.075	$43.038	$30.051	$57.180
Accumulation unit value at end of period	$92.243	$72.798	$69.617	$73.158	$74.006	$56.002	$50.578	$53.075	$43.038	$30.051
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$12.283	$10.997	$11.838	$10.691	$7.997	$7.081	$6.977	$6.210	$5.343	$8.298
Accumulation unit value at end of period	$14.567	$12.283	$10.997	$11.838	$10.691	$7.997	$7.081	$6.977	$6.210	$5.343
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$18.266	$15.403	$16.282	$14.629	$11.283	$10.005	$10.063	$9.014	$7.641	$10.602
Accumulation unit value at end of period	$19.552	$18.266	$15.403	$16.282	$14.629	$11.283	$10.005	$10.063	$9.014	$7.641
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Bond VIP Subaccount
Accumulation unit value at beginning of period	$9.372	$8.989	$9.160	$8.727	$9.144	$8.621	$8.287	$7.884	$7.278	$8.884
Accumulation unit value at end of period	$9.763	$9.372	$8.989	$9.160	$8.727	$9.144	$8.621	$8.287	$7.884	$7.278
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Capital Growth VIP Subaccount
Accumulation unit value at beginning of period	$39.417	$38.415	$35.933	$32.316	$24.385	$21.349	$22.705	$19.766	$15.529	$23.997
Accumulation unit value at end of period	$49.002	$39.417	$38.415	$35.933	$32.316	$24.385	$21.349	$22.705	$19.766	$15.529
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Core Equity VIP Subaccount
Accumulation unit value at beginning of period	$21.020	$19.329	$18.659	$16.953	$12.543	$11.004	$11.195	$9.943	$7.531	$12.403
Accumulation unit value at end of period	$25.038	$21.020	$19.329	$18.659	$16.953	$12.543	$11.004	$11.195	$9.943	$7.531
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® International VIP Subaccount
Accumulation unit value at beginning of period	$12.176	$12.280	$13.200	$15.199	$12.844	$10.817	$13.189	$13.185	$10.033	$19.685
Accumulation unit value at end of period	$14.617	$12.176	$12.280	$13.200	$15.199	$12.844	$10.817	$13.189	$13.185	$10.033
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® U.S. VIP Subaccount
Accumulation unit value at beginning of period	$2.931	$3.114	$3.398	$3.118	$2.420	$2.240	$2.277	$2.089	$1.693	$2.704
Accumulation unit value at end of period	$3.545	$2.931	$3.114	$3.398	$3.118	$2.420	$2.240	$2.277	$2.089	$1.693
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Global Equity VIP Subaccount
Accumulation unit value at beginning of period	$2.592	$2.482	$2.566	$2.578	$2.195	$1.901	$2.196	$2.012	$1.580	$3.136
Accumulation unit value at end of period	$3.165	$2.592	$2.482	$2.566	$2.578	$2.195	$1.901	$2.196	$2.012	$1.580
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Deutsche Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period	$9.533	$9.067	$9.347	$9.147	$7.968	$7.166	$7.385	$6.746	$5.553	$7.764
Accumulation unit value at end of period	$10.935	$9.533	$9.067	$9.347	$9.147	$7.968	$7.166	$7.385	$6.746	$5.553
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period	$2.899	$2.912	$2.959	$2.856	$2.992	$2.954	$2.793	$2.661	$2.502	$2.422
Accumulation unit value at end of period	$2.902	$2.899	$2.912	$2.959	$2.856	$2.992	$2.954	$2.793	$2.661	$2.502
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Government Money Market VIP Subaccount
Accumulation unit value at beginning of period	$2.488	$2.527	$2.567	$2.608	$2.649	$2.691	$2.734	$2.777	$2.812	$2.784
Accumulation unit value at end of period	$2.460	$2.488	$2.527	$2.567	$2.608	$2.649	$2.691	$2.734	$2.777	$2.812
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Deutsche High Income VIP Subaccount
Accumulation unit value at beginning of period	$11.855	$10.671	$11.345	$11.360	$10.979	$9.707	$9.497	$8.464	$6.143	$8.206
Accumulation unit value at end of period	$12.545	$11.855	$10.671	$11.345	$11.360	$10.979	$9.707	$9.497	$8.464	$6.143
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period	$3.249	$3.026	$3.103	$2.982	$2.122	$1.886	$1.994	$1.565	$1.131	$2.275
Accumulation unit value at end of period	$3.906	$3.249	$3.026	$3.103	$2.982	$2.122	$1.886	$1.994	$1.565	$1.131
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$4.247	$3.691	$3.823	$3.681	$2.765	$2.470	$2.672	$2.206	$1.728	$2.637
Accumulation unit value at end of period	$4.620	$4.247	$3.691	$3.823	$3.681	$2.765	$2.470	$2.672	$2.206	$1.728
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period	$28.776	$25.378	$26.449	$24.044	$18.136	$15.441	$15.656	$12.530	$9.407	$16.049
Accumulation unit value at end of period	$32.585	$28.776	$25.378	$26.449	$24.044	$18.136	$15.441	$15.656	$12.530	$9.407
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Sustainable U.S Equity Portfolio Subaccount
Accumulation unit value at beginning of period	$45.531	$41.910	$43.986	$39.390	$29.790	$27.030	$27.217	$24.084	$18.294	$28.345
Accumulation unit value at end of period	$51.688	$45.531	$41.910	$43.986	$39.390	$29.790	$27.030	$27.217	$24.084	$18.294
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$37.568	$37.030	$37.569	$36.066	$31.669	$28.607	$29.827	$26.521	$20.869	$29.746
Accumulation unit value at end of period	$42.193	$37.568	$37.030	$37.569	$36.066	$31.669	$28.607	$29.827	$26.521	$20.869
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$68.213	$64.165	$64.757	$58.773	$45.483	$39.696	$41.375	$35.862	$26.848	$47.453
Accumulation unit value at end of period	$81.830	$68.213	$64.165	$64.757	$58.773	$45.483	$39.696	$41.375	$35.862	$26.848
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$60.485	$52.068	$55.086	$51.479	$40.814	$35.350	$35.569	$31.383	$24.488	$43.387
Accumulation unit value at end of period	$67.212	$60.485	$52.068	$55.086	$51.479	$40.814	$35.350	$35.569	$31.383	$24.488
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$86.392	$87.073	$82.544	$75.351	$56.153	$49.746	$50.438	$41.268	$32.684	$62.855
Accumulation unit value at end of period	$114.912	$86.392	$87.073	$82.544	$75.351	$56.153	$49.746	$50.438	$41.268	$32.684
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$278.511	$252.954	$253.618	$226.885	$174.310	$152.788	$152.126	$134.372	$107.832	$173.900
Accumulation unit value at end of period	$333.663	$278.511	$252.954	$253.618	$226.885	$174.310	$152.788	$152.126	$134.372	$107.832
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount
Accumulation unit value at beginning of period	$30.100	$27.261	$28.746	$27.629	$21.997	$19.716	$20.641	$18.731	$15.433	$21.916
Accumulation unit value at end of period	$32.175	$30.100	$27.261	$28.746	$27.629	$21.997	$19.716	$20.641	$18.731	$15.433
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Subaccount
Accumulation unit value at beginning of period	$22.447	$19.650	$21.001	$19.918	$15.778	$14.032	$14.406	$13.163	$10.610	$17.141
Accumulation unit value at end of period	$23.939	$22.447	$19.650	$21.001	$19.918	$15.778	$14.032	$14.406	$13.163	$10.610
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Franklin Rising Dividends VIP Subaccount
Accumulation unit value at beginning of period	$24.985	$21.875	$23.066	$21.555	$16.886	$15.324	$14.688	$12.369	$10.709	$14.926
Accumulation unit value at end of period	$29.649	$24.985	$21.875	$23.066	$21.555	$16.886	$15.324	$14.688	$12.369	$10.709
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$34.455	$26.888	$29.497	$29.799	$22.222	$19.072	$20.133	$15.953	$12.549	$19.035
Accumulation unit value at end of period	$37.526	$34.455	$26.888	$29.497	$29.799	$22.222	$19.072	$20.133	$15.953	$12.549
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income VIP Subaccount
Accumulation unit value at beginning of period	$17.673	$16.634	$17.581	$17.535	$17.244	$15.539	$15.391	$14.098	$11.391	$13.038
Accumulation unit value at end of period	$18.188	$17.673	$16.634	$17.581	$17.535	$17.244	$15.539	$15.391	$14.098	$11.391
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Securities VIP Subaccount
Accumulation unit value at beginning of period	$12.263	$12.377	$12.515	$12.299	$12.782	$12.747	$12.254	$11.825	$11.645	$11.005
Accumulation unit value at end of period	$12.232	$12.263	$12.377	$12.515	$12.299	$12.782	$12.747	$12.254	$11.825	$11.645
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Subaccount
Accumulation unit value at beginning of period	$24.152	$20.894	$26.404	$29.284	$30.029	$26.962	$32.555	$28.129	$16.559	$35.573
Accumulation unit value at end of period	$33.380	$24.152	$20.894	$26.404	$29.284	$30.029	$26.962	$32.555	$28.129	$16.559
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Diversified Dividend Subaccount
Accumulation unit value at beginning of period	$11.884	$10.516	$10.468	$9.426	$7.309	$6.255	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.700	$11.884	$10.516	$10.468	$9.426	$7.309	$6.255	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A	N/A
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period	$24.408	$28.007	$27.583	$23.418	$16.929	$14.227	$13.905	$13.417	$10.677	$15.198
Accumulation unit value at end of period	$27.827	$24.408	$28.007	$27.583	$23.418	$16.929	$14.227	$13.905	$13.417	$10.677
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period	$27.090	$26.972	$27.815	$24.655	$24.388	$19.341	$21.017	$18.171	$14.037	$25.765
Accumulation unit value at end of period	$30.144	$27.090	$26.972	$27.815	$24.655	$24.388	$19.341	$21.017	$18.171	$14.037
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Managed Volatility Subaccount
Accumulation unit value at beginning of period	$29.936	$27.495	$28.549	$24.058	$22.069	$21.642	$18.882	$18.047	$15.954	$23.963
Accumulation unit value at end of period	$32.577	$29.936	$27.495	$28.549	$24.058	$22.069	$21.642	$18.882	$18.047	$15.954
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust MidCap Value Subaccount
Accumulation unit value at beginning of period	$26.199	$23.207	$24.221	$21.379	$16.418	$13.857	$13.781	$11.341	$9.009	$14.188
Accumulation unit value at end of period	$29.337	$26.199	$23.207	$24.221	$21.379	$16.418	$13.857	$13.781	$11.341	$9.009
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$34.616	$29.255	$31.380	$29.091	$20.771	$17.627	$18.806	$15.029	N/A	N/A
Accumulation unit value at end of period	$39.261	$34.616	$29.255	$31.380	$29.091	$20.771	$17.627	$18.806	$15.029	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A

JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$23.160	$21.209	$21.364	$19.057	$14.214	$12.275	$12.709	$11.369	$8.640	$13.464
Accumulation unit value at end of period	$27.887	$23.160	$21.209	$21.364	$19.057	$14.214	$12.275	$12.709	$11.369	$8.640
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Balanced Subaccount
Accumulation unit value at beginning of period	$59.700	$57.983	$58.548	$54.820	$46.355	$41.452	$41.435	$38.840	$31.347	$37.843
Accumulation unit value at end of period	$69.593	$59.700	$57.983	$58.548	$54.820	$46.355	$41.452	$41.435	$38.840	$31.347
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Enterprise Subaccount
Accumulation unit value at beginning of period	$71.636	$64.772	$63.259	$57.119	$43.838	$37.975	$39.137	$31.595	$22.165	$40.017
Accumulation unit value at end of period	$89.846	$71.636	$64.772	$63.259	$57.119	$43.838	$37.975	$39.137	$31.595	$22.165
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Global Research Subaccount
Accumulation unit value at beginning of period	$40.714	$40.527	$42.139	$39.847	$31.523	$26.673	$31.416	$27.555	$20.331	$37.329
Accumulation unit value at end of period	$50.907	$40.714	$40.527	$42.139	$39.847	$31.523	$26.673	$31.416	$27.555	$20.331
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Mid Cap Value Subaccount
Accumulation unit value at beginning of period	$32.218	$27.560	$29.074	$27.241	$21.999	$20.174	$21.126	$18.606	$14.222	$20.040
Accumulation unit value at end of period	$36.035	$32.218	$27.560	$29.074	$27.241	$21.999	$20.174	$21.126	$18.606	$14.222
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Research Subaccount
Accumulation unit value at beginning of period	$40.499	$40.941	$39.485	$35.503	$27.675	$23.712	$25.439	$22.569	$16.817	$28.345
Accumulation unit value at end of period	$50.978	$40.499	$40.941	$39.485	$35.503	$27.675	$23.712	$25.439	$22.569	$16.817
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period	$19.759	$20.574	$20.242	$17.863	$14.022	$12.519	$12.896	$12.005	$8.461	$15.821
Accumulation unit value at end of period	$24.604	$19.759	$20.574	$20.242	$17.863	$14.022	$12.519	$12.896	$12.005	$8.461
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Discovery Mid Cap Growth Subaccount
Accumulation unit value at beginning of period	$22.088	$21.984	$20.221	$15.148	$13.249	N/A	N/A	N/A	$8.461	$15.821
Accumulation unit value at end of period	$27.928	$22.088	$21.984	$20.221	$15.148	$13.249	N/A	N/A	N/A	$8.461
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Subaccount
Accumulation unit value at beginning of period	$27.708	$28.194	$27.630	$27.507	$22.007	$18.487	$20.533	$18.030	$13.145	$22.383
Accumulation unit value at end of period	$37.178	$27.708	$28.194	$27.630	$27.507	$22.007	$18.487	$20.533	$18.030	$13.145
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period	$16.062	$15.356	$16.000	$15.861	$16.174	$14.524	$14.661	$12.978	$11.136	$13.230
Accumulation unit value at end of period	$16.764	$16.062	$15.356	$16.000	$15.861	$16.174	$14.524	$14.661	$12.978	$11.136
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period	$23.883	$21.801	$21.482	$19.770	$15.282	$13.315	$13.570	$11.904	$9.449	$15.642
Accumulation unit value at end of period	$27.419	$23.883	$21.801	$21.482	$19.770	$15.282	$13.315	$13.570	$11.904	$9.449
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period	$34.285	$29.601	$32.026	$29.142	$21.055	$18.180	$18.921	$15.622	$11.595	$19.003
Accumulation unit value at end of period	$38.441	$34.285	$29.601	$32.026	$29.142	$21.055	$18.180	$18.921	$15.622	$11.595
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Voya Global Equity Subaccount
Accumulation unit value at beginning of period	$10.800	$10.800	$10.800	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.721	$10.469	$10.057	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
VY JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period	$21.070	$18.900	$22.741	$22.849	$24.563	$20.915	$25.929	$21.838	$12.899	$26.830
Accumulation unit value at end of period	$29.732	$21.070	$18.900	$22.741	$22.849	$24.563	$20.915	$25.929	$21.838	$12.899
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Additional Contract Options Elected (0.35%)

Guaranteed Minimum Death Benefit and Earnings Based Death Benefit

(Separate Account Charges of 1.65% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.65%

Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008

Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period	$81.355	$83.385	$83.330	$76.320	$57.432	$53.139	$54.203	$48.592	$33.471	$63.189
Accumulation unit value at end of period	$102.822	$81.355	$83.385	$83.330	$76.320	$57.432	$53.139	$54.203	$48.592	$33.471
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Alger MidCap Growth Subaccount
Accumulation unit value at beginning of period	$48.506	$48.829	$50.424	$47.454	$35.510	$31.062	$34.423	$29.309	$19.639	$47.940
Accumulation unit value at end of period	$61.939	$48.506	$48.829	$50.424	$47.454	$35.510	$31.062	$34.423	$29.309	$19.639
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period	$72.253	$69.129	$72.682	$73.560	$55.692	$50.323	$52.834	$42.863	$29.944	$57.003
Accumulation unit value at end of period	$91.507	$72.253	$69.129	$72.682	$73.560	$55.692	$50.323	$52.834	$42.863	$29.944
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$12.191	$10.920	$11.761	$10.626	$7.953	$7.046	$6.945	$6.185	$5.324	$8.273
Accumulation unit value at end of period	$14.451	$12.191	$10.920	$11.761	$10.626	$7.953	$7.046	$6.945	$6.185	$5.324
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$18.129	$15.295	$16.176	$14.540	$11.220	$9.955	$10.017	$8.977	$7.613	$10.569
Accumulation unit value at end of period	$19.396	$18.129	$15.295	$16.176	$14.540	$11.220	$9.955	$10.017	$8.977	$7.613
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Bond VIP Subaccount
Accumulation unit value at beginning of period	$9.302	$8.926	$9.100	$8.675	$9.093	$8.577	$8.249	$7.852	$7.252	$8.857
Accumulation unit value at end of period	$9.685	$9.302	$8.926	$9.100	$8.675	$9.093	$8.577	$8.249	$7.852	$7.252
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Capital Growth VIP Subaccount
Accumulation unit value at beginning of period	$39.122	$38.146	$35.699	$32.121	$24.250	$21.241	$22.602	$19.685	$15.772	$23.923
Accumulation unit value at end of period	$48.611	$39.122	$38.146	$35.699	$32.121	$24.250	$21.241	$22.602	$19.685	$15.772
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Deutsche Core Equity VIP Subaccount
Accumulation unit value at beginning of period	$20.899	$19.228	$18.571	$16.881	$12.495	$10.967	$11.164	$9.920	$7.517	$12.387
Accumulation unit value at end of period	$24.882	$20.899	$19.228	$18.571	$16.881	$12.495	$10.967	$11.164	$9.920	$7.517
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® International VIP Subaccount
Accumulation unit value at beginning of period	$12.085	$12.194	$13.114	$15.108	$12.773	$10.762	$13.129	$13.132	$9.998	$19.624
Accumulation unit value at end of period	$14.500	$12.085	$12.194	$13.114	$15.108	$12.773	$10.762	$13.129	$13.132	$9.998
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® U.S. VIP Subaccount
Accumulation unit value at beginning of period	$2.909	$3.093	$3.376	$3.099	$2.407	$2.228	$2.267	$2.080	$1.686	$2.695
Accumulation unit value at end of period	$3.517	$2.909	$3.093	$3.376	$3.099	$2.407	$2.228	$2.267	$2.080	$1.686
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Deutsche Global Equity VIP Subaccount
Accumulation unit value at beginning of period	$2.573	$2.464	$2.550	$2.562	$2.183	$1.891	$2.186	$2.003	$1.574	$3.126
Accumulation unit value at end of period	$3.139	$2.573	$2.464	$2.550	$2.562	$2.183	$1.891	$2.186	$2.003	$1.574
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period	$10.155	$9.664	$9.967	$9.758	$8.504	$7.652	$7.890	$7.211	$5.939	$8.307
Accumulation unit value at end of period	$11.643	$10.155	$9.664	$9.967	$9.758	$8.504	$7.652	$7.890	$7.211	$5.939
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	1	1	1	1	1	1	1
Deutsche Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period	$2.878	$2.892	$2.940	$2.838	$2.976	$2.939	$2.780	$2.651	$2.493	$2.415
Accumulation unit value at end of period	$2.878	$2.878	$2.892	$2.940	$2.838	$2.976	$2.939	$2.780	$2.651	$2.493
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Government Money Market VIP Subaccount
Accumulation unit value at beginning of period	$2.470	$2.509	$2.550	$2.592	$2.634	$2.678	$2.722	$2.766	$2.802	$2.776
Accumulation unit value at end of period	$2.441	$2.470	$2.509	$2.550	$2.592	$2.634	$2.678	$2.722	$2.766	$2.802
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche High Income VIP Subaccount
Accumulation unit value at beginning of period	$12.078	$10.878	$11.570	$11.591	$10.918	$9.658	$9.454	$8.430	$6.121	$8.181
Accumulation unit value at end of period	$12.775	$12.078	$10.878	$11.570	$11.591	$10.918	$9.658	$9.454	$8.430	$6.121
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period	$3.225	$3.005	$3.082	$2.964	$2.110	$1.876	$1.985	$1.558	$1.127	$2.268
Accumulation unit value at end of period	$3.875	$3.225	$3.005	$3.082	$2.964	$2.110	$1.876	$1.985	$1.558	$1.127
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	1	1	1	1	1	1	1
Deutsche Small Mid Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$4.215	$3.665	$3.799	$3.659	$2.750	$2.457	$2.660	$2.197	$1.722	$2.628
Accumulation unit value at end of period	$4.583	$4.215	$3.665	$3.799	$3.659	$2.750	$2.457	$2.660	$2.197	$1.722
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	1	1	1	1	1	1	6
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period	$28.583	$25.220	$26.297	$23.918	$18.050	$15.375	$15.597	$12.489	$9.381	$16.012
Accumulation unit value at end of period	$32.350	$28.583	$25.220	$26.297	$23.918	$18.050	$15.375	$15.597	$12.489	$9.381
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Sustainable U.S Equity Portfolio Subaccount
Accumulation unit value at beginning of period	$45.190	$41.617	$43.699	$39.153	$29.625	$26.894	$27.093	$23.986	$18.228	$28.257
Accumulation unit value at end of period	$51.276	$45.190	$41.617	$43.699	$39.153	$29.625	$26.894	$27.093	$23.986	$18.228
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$37.286	$36.771	$37.324	$35.849	$31.494	$28.462	$29.691	$26.413	$20.795	$29.655
Accumulation unit value at end of period	$41.857	$37.286	$36.771	$37.324	$35.849	$31.494	$28.462	$29.691	$26.413	$20.795
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$67.702	$63.715	$64.335	$58.419	$45.231	$39.496	$41.186	$35.716	$26.752	$47.307
Accumulation unit value at end of period	$81.177	$67.702	$63.715	$64.335	$58.419	$45.231	$39.496	$41.186	$35.716	$26.752
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	1	1	1	1	1	1	1
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$60.032	$51.704	$54.727	$51.168	$40.588	$35.172	$35.407	$31.256	$24.401	$43.254
Accumulation unit value at end of period	$66.676	$60.032	$51.704	$54.727	$51.168	$40.588	$35.172	$35.407	$31.256	$24.401
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$85.744	$86.463	$82.006	$74.897	$55.842	$49.495	$50.208	$41.101	$32.567	$62.661
Accumulation unit value at end of period	$113.995	$85.744	$86.463	$82.006	$74.897	$55.842	$49.495	$50.208	$41.101	$32.567
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$276.424	$251.183	$251.966	$225.518	$173.345	$152.018	$151.433	$133.826	$107.446	$173.364
Accumulation unit value at end of period	$331.000	$276.424	$251.183	$251.966	$225.518	$173.345	$152.018	$151.433	$133.826	$107.446
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Franklin Mutual Global Discovery VIP Subaccount
Accumulation unit value at beginning of period	$29.898	$27.091	$28.582	$27.484	$21.892	$19.632	$20.564	$18.670	$15.390	$21.866
Accumulation unit value at end of period	$31.943	$29.898	$27.091	$28.582	$27.484	$21.892	$19.632	$20.564	$18.670	$15.390
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Subaccount
Accumulation unit value at beginning of period	$22.296	$19.528	$20.881	$19.814	$15.703	$13.972	$14.352	$13.120	$10.580	$17.102
Accumulation unit value at end of period	$23.767	$22.296	$19.528	$20.881	$19.814	$15.703	$13.972	$14.352	$13.120	$10.580
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount
Accumulation unit value at beginning of period	$24.817	$21.738	$22.934	$21.442	$16.806	$15.259	$14.632	$12.328	$10.679	$14.891
Accumulation unit value at end of period	$29.435	$24.817	$21.738	$22.934	$21.442	$16.806	$15.259	$14.632	$12.328	$10.679
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	2	2	2	2
Franklin Small Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$34.223	$26.720	$29.328	$29.642	$22.117	$18.990	$20.057	$15.901	$12.514	$18.992
Accumulation unit value at end of period	$37.256	$34.223	$26.720	$29.328	$29.642	$22.117	$18.990	$20.057	$15.901	$12.514
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income VIP Subaccount
Accumulation unit value at beginning of period	$17.554	$16.531	$17.480	$17.443	$17.162	$15.473	$15.333	$14.052	$11.359	$13.008
Accumulation unit value at end of period	$18.057	$17.554	$16.531	$17.480	$17.443	$17.162	$15.473	$15.333	$14.052	$11.359
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Securities VIP Subaccount
Accumulation unit value at beginning of period	$12.181	$12.300	$12.443	$12.235	$12.721	$12.692	$12.208	$11.786	$11.621	$10.980
Accumulation unit value at end of period	$12.144	$12.181	$12.300	$12.443	$12.235	$12.721	$12.692	$12.208	$11.786	$11.621
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Subaccount
Accumulation unit value at beginning of period	$23.990	$20.763	$26.253	$29.130	$29.887	$26.847	$32.432	$28.037	$16.512	$35.492
Accumulation unit value at end of period	$33.140	$23.990	$20.763	$26.253	$29.130	$29.887	$26.847	$32.432	$28.037	$16.512
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Diversified Dividend Subaccount
Accumulation unit value at beginning of period	$11.804	$10.450	$10.408	$9.377	$7.274	$6.228	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.609	$11.804	$10.450	$10.408	$9.377	$7.274	$6.228	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A	N/A
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period	$24.244	$27.833	$27.425	$23.295	$16.849	$14.167	$13.853	$13.373	$10.647	$15.163
Accumulation unit value at end of period	$27.626	$24.244	$27.833	$27.425	$23.295	$16.849	$14.167	$13.853	$13.373	$10.647
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period	$26.908	$26.804	$27.656	$24.526	$24.272	$19.258	$20.938	$18.111	$13.997	$25.706
Accumulation unit value at end of period	$29.927	$26.908	$26.804	$27.656	$24.526	$24.272	$19.258	$20.938	$18.111	$13.997
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Managed Volatility Subaccount
Accumulation unit value at beginning of period	$29.735	$27.324	$28.386	$23.931	$21.964	$21.550	$18.811	$17.988	$15.909	$23.908
Accumulation unit value at end of period	$32.342	$29.735	$27.324	$28.386	$23.931	$21.964	$21.550	$18.811	$17.988	$15.909
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust MidCap Value Subaccount
Accumulation unit value at beginning of period	$26.031	$23.069	$24.090	$21.273	$16.345	$13.802	$13.733	$11.307	$8.987	$14.160
Accumulation unit value at end of period	$29.135	$26.031	$23.069	$24.090	$21.273	$16.345	$13.802	$13.733	$11.307	$8.987
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$34.357	$29.050	$31.176	$28.916	$20.656	$17.538	$18.720	$14.968	N/A	N/A
Accumulation unit value at end of period	$38.948	$34.357	$29.050	$31.176	$28.916	$20.656	$17.538	$18.720	$14.968	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$23.011	$21.084	$21.248	$18.963	$14.150	$12.227	$12.665	$11.335	$8.619	$13.438
Accumulation unit value at end of period	$27.694	$23.011	$21.084	$21.248	$18.963	$14.150	$12.227	$12.665	$11.335	$8.619
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Balanced Subaccount
Accumulation unit value at beginning of period	$59.252	$57.577	$58.167	$54.490	$46.098	$41.243	$41.246	$38.683	$31.235	$37.726
Accumulation unit value at end of period	$69.037	$59.252	$57.577	$58.167	$54.490	$46.098	$41.243	$41.246	$38.683	$31.235
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	1	1	1	1	1	—	1
Janus Henderson Enterprise Subaccount
Accumulation unit value at beginning of period	$71.100	$64.318	$62.847	$56.774	$43.595	$37.783	$38.959	$31.467	$22.086	$39.894
Accumulation unit value at end of period	$89.129	$71.100	$64.318	$62.847	$56.774	$43.595	$37.783	$38.959	$31.467	$22.086
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	1	1	1	1	1	1	1
Janus Henderson Global Research Subaccount
Accumulation unit value at beginning of period	$40.409	$40.243	$41.865	$39.607	$31.349	$26.538	$31.273	$27.443	$20.258	$37.214
Accumulation unit value at end of period	$50.500	$40.409	$40.243	$41.865	$39.607	$31.349	$26.538	$31.273	$27.443	$20.258
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	1	1	1	1	1	1	1

Janus Henderson Mid Cap Value Subaccount
Accumulation unit value at beginning of period	$32.001	$27.389	$28.908	$27.098	$21.894	$20.088	$21.047	$18.545	$14.182	$19.994
Accumulation unit value at end of period	$35.775	$32.001	$27.389	$28.908	$27.098	$21.894	$20.088	$21.047	$18.545	$14.182
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Research Subaccount
Accumulation unit value at beginning of period	$40.196	$40.654	$39.228	$35.289	$27.522	$23.592	$25.323	$22.477	$16.757	$28.258
Accumulation unit value at end of period	$50.571	$40.196	$40.654	$39.228	$35.289	$27.522	$23.592	$25.323	$22.477	$16.757
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period	$19.626	$20.446	$20.126	$17.770	$13.956	$12.465	$12.847	$11.965	$8.437	$15.784
Accumulation unit value at end of period	$24.426	$19.626	$20.446	$20.126	$17.770	$13.956	$12.465	$12.847	$11.965	$8.437
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	2	2	2	2
Oppenheimer Discovery Mid Cap Growth Subaccount
Accumulation unit value at beginning of period	$21.940	$21.847	$20.115	$15.076	$13.193	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$27.727	$21.940	$21.847	$20.115	$15.076	$13.193	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A	N/A
Oppenheimer Global Subaccount
Accumulation unit value at beginning of period	$27.522	$28.018	$27.472	$27.363	$21.902	$18.408	$20.455	$17.971	$13.108	$22.332
Accumulation unit value at end of period	$36.910	$27.522	$28.018	$27.472	$27.363	$21.902	$18.408	$20.455	$17.971	$13.108
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period	$15.954	$15.260	$15.909	$15.778	$16.097	$14.462	$14.605	$12.935	$11.105	$13.200
Accumulation unit value at end of period	$16.643	$15.954	$15.260	$15.909	$15.778	$16.097	$14.462	$14.605	$12.935	$11.105
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period	$23.723	$21.665	$21.359	$19.666	$15.209	$13.258	$13.519	$11.864	$9.423	$15.606
Accumulation unit value at end of period	$27.221	$23.723	$21.665	$21.359	$19.666	$15.209	$13.258	$13.519	$11.864	$9.423
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period	$34.055	$29.417	$31.843	$28.989	$20.955	$18.103	$18.850	$15.571	$11.563	$18.960
Accumulation unit value at end of period	$38.164	$34.055	$29.417	$31.843	$28.989	$20.955	$18.103	$18.850	$15.571	$11.563
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Voya Global Equity Subaccount
Accumulation unit value at beginning of period	$10.418	$10.013	$10.757	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.652	$10.418	$10.013	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
VY JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period	$20.956	$18.807	$22.640	$22.758	$24.478	$20.852	$25.864	$21.794	$12.879	$26.802
Accumulation unit value at end of period	$29.556	$20.956	$18.807	$22.640	$22.758	$24.478	$20.852	$25.864	$21.794	$12.879
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Additional Contract Options Elected (0.35%)

Guaranteed Minimum Death Benefit and Earnings Based Death Benefit

(Separate Account Charges of 1.65% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.65%

Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008

Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period	$81.355	$83.385	$83.330	$76.320	$57.432	$53.139	$54.203	$48.592	$33.471	$63.189
Accumulation unit value at end of period	$102.822	$81.355	$83.385	$83.330	$76.320	$57.432	$53.139	$54.203	$48.592	$33.471
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount
Accumulation unit value at beginning of period	$48.506	$48.829	$50.424	$47.454	$35.510	$31.062	$34.423	$29.309	$19.639	$47.940
Accumulation unit value at end of period	$61.939	$48.506	$48.829	$50.424	$47.454	$35.510	$31.062	$34.423	$29.309	$19.639
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period	$72.253	$69.129	$72.682	$73.560	$55.692	$50.323	$52.834	$42.863	$29.944	$57.003
Accumulation unit value at end of period	$91.507	$72.253	$69.129	$72.682	$73.560	$55.692	$50.323	$52.834	$42.863	$29.944
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$12.191	$10.920	$11.761	$10.626	$7.953	$7.046	$6.945	$6.185	$5.324	$8.273
Accumulation unit value at end of period	$14.451	$12.191	$10.920	$11.761	$10.626	$7.953	$7.046	$6.945	$6.185	$5.324
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$18.129	$15.295	$16.176	$14.540	$11.220	$9.955	$10.017	$8.977	$7.613	$10.569
Accumulation unit value at end of period	$19.396	$18.129	$15.295	$16.176	$14.540	$11.220	$9.955	$10.017	$8.977	$7.613
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Bond VIP Subaccount
Accumulation unit value at beginning of period	$9.302	$8.926	$9.100	$8.675	$9.093	$8.577	$8.249	$7.852	$7.252	$8.857
Accumulation unit value at end of period	$9.685	$9.302	$8.926	$9.100	$8.675	$9.093	$8.577	$8.249	$7.852	$7.252
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Capital Growth VIP Subaccount
Accumulation unit value at beginning of period	$39.122	$38.146	$35.699	$32.121	$24.250	$21.241	$22.602	$19.685	$15.772	$23.923
Accumulation unit value at end of period	$48.611	$39.122	$38.146	$35.699	$32.121	$24.250	$21.241	$22.602	$19.685	$15.772
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Core Equity VIP Subaccount
Accumulation unit value at beginning of period	$20.899	$19.228	$18.571	$16.881	$12.495	$10.967	$11.164	$9.920	$7.517	$12.387
Accumulation unit value at end of period	$24.882	$20.899	$19.228	$18.571	$16.881	$12.495	$10.967	$11.164	$9.920	$7.517
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® International VIP Subaccount
Accumulation unit value at beginning of period	$12.085	$12.194	$13.114	$15.108	$12.773	$10.762	$13.129	$13.132	$9.998	$19.624
Accumulation unit value at end of period	$14.500	$12.085	$12.194	$13.114	$15.108	$12.773	$10.762	$13.129	$13.132	$9.998
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® U.S. VIP Subaccount
Accumulation unit value at beginning of period	$2.909	$3.093	$3.376	$3.099	$2.407	$2.228	$2.267	$2.080	$1.686	$2.695
Accumulation unit value at end of period	$3.517	$2.909	$3.093	$3.376	$3.099	$2.407	$2.228	$2.267	$2.080	$1.686
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Global Equity VIP Subaccount
Accumulation unit value at beginning of period	$2.573	$2.464	$2.550	$2.562	$2.183	$1.891	$2.186	$2.003	$1.574	$3.126
Accumulation unit value at end of period	$3.139	$2.573	$2.464	$2.550	$2.562	$2.183	$1.891	$2.186	$2.003	$1.574
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Deutsche Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period	$9.462	$9.004	$9.286	$9.091	$8.504	$7.652	$7.890	$7.211	$1.722	$2.628
Accumulation unit value at end of period	$10.848	$9.462	$9.004	$9.286	$9.091	$8.504	$7.652	$7.890	$7.211	$1.722
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period	$2.878	$2.892	$2.940	$2.838	$2.976	$2.939	$2.780	$2.651	$2.493	$2.415
Accumulation unit value at end of period	$2.878	$2.878	$2.892	$2.940	$2.838	$2.976	$2.939	$2.780	$2.651	$2.493
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Government Money Market VIP Subaccount
Accumulation unit value at beginning of period	$2.470	$2.509	$2.550	$2.592	$2.634	$2.678	$2.722	$2.766	$2.802	$2.776
Accumulation unit value at end of period	$2.441	$2.470	$2.509	$2.550	$2.592	$2.634	$2.678	$2.722	$2.766	$2.802
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche High Income VIP Subaccount
Accumulation unit value at beginning of period	$11.766	$10.596	$11.271	$11.291	$10.918	$9.658	$9.454	$8.430	$2.493	$2.415
Accumulation unit value at end of period	$12.445	$11.766	$10.596	$11.271	$11.291	$10.918	$9.658	$9.454	$8.430	$2.493
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period	$3.225	$3.005	$3.082	$2.964	$2.110	$1.876	$1.985	$1.558	$1.127	$2.268
Accumulation unit value at end of period	$3.875	$3.225	$3.005	$3.082	$2.964	$2.110	$1.876	$1.985	$1.558	$1.127
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$4.215	$3.665	$3.799	$3.659	$2.750	$2.457	$2.660	$2.197	$1.722	$2.628
Accumulation unit value at end of period	$4.583	$4.215	$3.665	$3.799	$3.659	$2.750	$2.457	$2.660	$2.197	$1.722
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period	$28.583	$25.220	$26.297	$23.918	$18.050	$15.375	$15.597	$12.489	$9.381	$16.012
Accumulation unit value at end of period	$32.350	$28.583	$25.220	$26.297	$23.918	$18.050	$15.375	$15.597	$12.489	$9.381
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Sustainable U.S Equity Portfolio Subaccount
Accumulation unit value at beginning of period	$45.190	$41.617	$43.699	$39.153	$29.625	$26.894	$27.093	$23.986	$18.228	$28.257
Accumulation unit value at end of period	$51.276	$45.190	$41.617	$43.699	$39.153	$29.625	$26.894	$27.093	$23.986	$18.228
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$37.286	$36.771	$37.324	$35.849	$31.494	$28.462	$29.691	$26.413	$20.795	$29.655
Accumulation unit value at end of period	$41.857	$37.286	$36.771	$37.324	$35.849	$31.494	$28.462	$29.691	$26.413	$20.795
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$67.702	$63.715	$64.335	$58.419	$45.231	$39.496	$41.186	$35.716	$26.752	$47.307
Accumulation unit value at end of period	$81.177	$67.702	$63.715	$64.335	$58.419	$45.231	$39.496	$41.186	$35.716	$26.752
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$60.032	$51.704	$54.727	$51.168	$40.588	$35.172	$35.407	$31.256	$24.401	$43.254
Accumulation unit value at end of period	$66.676	$60.032	$51.704	$54.727	$51.168	$40.588	$35.172	$35.407	$31.256	$24.401
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$85.744	$86.463	$82.006	$74.897	$55.842	$49.495	$50.208	$41.101	$32.567	$62.661
Accumulation unit value at end of period	$113.995	$85.744	$86.463	$82.006	$74.897	$55.842	$49.495	$50.208	$41.101	$32.567
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$276.424	$251.183	$251.966	$225.518	$173.345	$152.018	$151.433	$133.826	$107.446	$173.364
Accumulation unit value at end of period	$331.000	$276.424	$251.183	$251.966	$225.518	$173.345	$152.018	$151.433	$133.826	$107.446
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount
Accumulation unit value at beginning of period	$29.898	$27.091	$28.582	$27.484	$21.892	$19.632	$20.564	$18.670	$15.390	$21.866
Accumulation unit value at end of period	$31.943	$29.898	$27.091	$28.582	$27.484	$21.892	$19.632	$20.564	$18.670	$15.390
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Subaccount
Accumulation unit value at beginning of period	$22.296	$19.528	$20.881	$19.814	$15.703	$13.972	$14.352	$13.120	$10.580	$17.102
Accumulation unit value at end of period	$23.767	$22.296	$19.528	$20.881	$19.814	$15.703	$13.972	$14.352	$13.120	$10.580
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount
Accumulation unit value at beginning of period	$24.817	$21.738	$22.934	$21.442	$16.806	$15.259	$14.632	$12.328	$10.679	$14.891
Accumulation unit value at end of period	$29.435	$24.817	$21.738	$22.934	$21.442	$16.806	$15.259	$14.632	$12.328	$10.679
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$34.223	$26.720	$29.328	$29.642	$22.117	$18.990	$20.057	$15.901	$12.514	$18.992
Accumulation unit value at end of period	$37.256	$34.223	$26.720	$29.328	$29.642	$22.117	$18.990	$20.057	$15.901	$12.514
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income VIP Subaccount
Accumulation unit value at beginning of period	$17.554	$16.531	$17.480	$17.443	$17.162	$15.473	$15.333	$14.052	$11.359	$13.008
Accumulation unit value at end of period	$18.057	$17.554	$16.531	$17.480	$17.443	$17.162	$15.473	$15.333	$14.052	$11.359
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Securities VIP Subaccount
Accumulation unit value at beginning of period	$12.181	$12.300	$12.443	$12.235	$12.721	$12.692	$12.208	$11.786	$11.621	$10.980
Accumulation unit value at end of period	$12.144	$12.181	$12.300	$12.443	$12.235	$12.721	$12.692	$12.208	$11.786	$11.621
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Subaccount
Accumulation unit value at beginning of period	$23.990	$20.763	$26.253	$29.130	$29.887	$26.847	$32.432	$28.037	$16.512	$35.492
Accumulation unit value at end of period	$33.140	$23.990	$20.763	$26.253	$29.130	$29.887	$26.847	$32.432	$28.037	$16.512
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Diversified Dividend Subaccount
Accumulation unit value at beginning of period	$11.804	$10.450	$10.408	$9.377	$7.274	$6.228	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.609	$11.804	$10.450	$10.408	$9.377	$7.274	$6.228	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A	N/A
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period	$24.244	$27.833	$27.425	$23.295	$16.849	$14.167	$13.853	$13.373	$10.647	$15.163
Accumulation unit value at end of period	$27.626	$24.244	$27.833	$27.425	$23.295	$16.849	$14.167	$13.853	$13.373	$10.647
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period	$26.908	$26.804	$27.656	$24.526	$24.272	$19.258	$20.938	$18.111	$13.997	$25.706
Accumulation unit value at end of period	$29.927	$26.908	$26.804	$27.656	$24.526	$24.272	$19.258	$20.938	$18.111	$13.997
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Managed Volatility Subaccount
Accumulation unit value at beginning of period	$29.735	$27.324	$28.386	$23.931	$21.964	$21.550	$18.811	$17.988	$15.909	$23.908
Accumulation unit value at end of period	$32.342	$29.735	$27.324	$28.386	$23.931	$21.964	$21.550	$18.811	$17.988	$15.909
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

JPMorgan Insurance Trust MidCap Value Subaccount
Accumulation unit value at beginning of period	$26.031	$23.069	$24.090	$21.273	$16.345	$13.802	$13.733	$11.307	$8.987	$14.160
Accumulation unit value at end of period	$29.135	$26.031	$23.069	$24.090	$21.273	$16.345	$13.802	$13.733	$11.307	$8.987
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$34.357	$29.050	$31.176	$28.916	$20.656	$17.538	$18.720	$14.968	N/A	N/A
Accumulation unit value at end of period	$38.948	$34.357	$29.050	$31.176	$28.916	$20.656	$17.538	$18.720	$14.968	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$23.011	$21.084	$21.248	$18.963	$14.150	$12.227	$12.665	$11.335	$8.619	$13.438
Accumulation unit value at end of period	$27.694	$23.011	$21.084	$21.248	$18.963	$14.150	$12.227	$12.665	$11.335	$8.619
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Balanced Subaccount
Accumulation unit value at beginning of period	$59.252	$57.577	$58.167	$54.490	$46.098	$41.243	$41.246	$38.683	$31.235	$37.726
Accumulation unit value at end of period	$69.037	$59.252	$57.577	$58.167	$54.490	$46.098	$41.243	$41.246	$38.683	$31.235
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Enterprise Subaccount
Accumulation unit value at beginning of period	$71.100	$64.318	$62.847	$56.774	$43.595	$37.783	$38.959	$31.467	$22.086	$39.894
Accumulation unit value at end of period	$89.129	$71.100	$64.318	$62.847	$56.774	$43.595	$37.783	$38.959	$31.467	$22.086
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Global Research Subaccount
Accumulation unit value at beginning of period	$40.409	$40.243	$41.865	$39.607	$31.349	$26.538	$31.273	$27.443	$20.258	$37.214
Accumulation unit value at end of period	$50.500	$40.409	$40.243	$41.865	$39.607	$31.349	$26.538	$31.273	$27.443	$20.258
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Mid Cap Value Subaccount
Accumulation unit value at beginning of period	$32.001	$27.389	$28.908	$27.098	$21.894	$20.088	$21.047	$18.545	$14.182	$19.994
Accumulation unit value at end of period	$35.775	$32.001	$27.389	$28.908	$27.098	$21.894	$20.088	$21.047	$18.545	$14.182
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Research Subaccount
Accumulation unit value at beginning of period	$40.196	$40.654	$39.228	$35.289	$27.522	$23.592	$25.323	$22.477	$16.757	$28.258
Accumulation unit value at end of period	$50.571	$40.196	$40.654	$39.228	$35.289	$27.522	$23.592	$25.323	$22.477	$16.757
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period	$19.626	$20.446	$20.126	$17.770	$13.956	$12.465	$12.847	$11.965	$8.437	$15.784
Accumulation unit value at end of period	$24.426	$19.626	$20.446	$20.126	$17.770	$13.956	$12.465	$12.847	$11.965	$8.437
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Discovery Mid Cap Growth Subaccount
Accumulation unit value at beginning of period	$21.940	$21.847	$20.115	$15.076	$13.193	N/A	N/A	N/A	$8.437	$15.784
Accumulation unit value at end of period	$27.727	$21.940	$21.847	$20.115	$15.076	$13.193	N/A	N/A	N/A	$8.437
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Subaccount
Accumulation unit value at beginning of period	$27.522	$28.018	$27.472	$27.363	$21.902	$18.408	$20.455	$17.971	$13.108	$22.332
Accumulation unit value at end of period	$36.910	$27.522	$28.018	$27.472	$27.363	$21.902	$18.408	$20.455	$17.971	$13.108
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period	$15.954	$15.260	$15.909	$15.778	$16.097	$14.462	$14.605	$12.935	$11.105	$13.200
Accumulation unit value at end of period	$16.643	$15.954	$15.260	$15.909	$15.778	$16.097	$14.462	$14.605	$12.935	$11.105
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period	$23.723	$21.665	$21.359	$19.666	$15.209	$13.258	$13.519	$11.864	$9.423	$15.606
Accumulation unit value at end of period	$27.221	$23.723	$21.665	$21.359	$19.666	$15.209	$13.258	$13.519	$11.864	$9.423
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period	$34.055	$29.417	$31.843	$28.989	$20.955	$18.103	$18.850	$15.571	$11.563	$18.960
Accumulation unit value at end of period	$38.164	$34.055	$29.417	$31.843	$28.989	$20.955	$18.103	$18.850	$15.571	$11.563
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Voya Global Equity Subaccount
Accumulation unit value at beginning of period	$10.418	$10.013	$10.757	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.652	$10.418	$10.013	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
VY JPMorgan Emerging Markets Equity
Accumulation unit value at beginning of period	$20.956	$18.807	$22.640	$22.758	$24.478	$20.852	$25.864	$21.794	$12.879	$26.802
Accumulation unit value at end of period	$29.556	$20.956	$18.807	$22.640	$22.758	$24.478	$20.852	$25.864	$21.794	$12.879
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Additional Contract Options Elected (0.40%)

Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.70% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.70%

Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008

Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period	$80.750	$82.804	$82.791	$75.863	$57.116	$52.873	$53.958	$48.396	$33.352	$62.996
Accumulation unit value at end of period	$102.006	$80.750	$82.804	$82.791	$75.863	$57.116	$52.873	$53.958	$48.396	$33.352
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount
Accumulation unit value at beginning of period	$48.145	$48.489	$50.097	$47.170	$35.315	$30.907	$34.267	$29.191	$19.569	$47.793
Accumulation unit value at end of period	$61.447	$48.145	$48.489	$50.097	$47.170	$35.315	$30.907	$34.267	$29.191	$19.569
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period	$71.715	$68.648	$72.211	$73.119	$55.386	$50.071	$52.595	$42.690	$29.837	$56.829
Accumulation unit value at end of period	$90.781	$71.715	$68.648	$72.211	$73.119	$55.386	$50.071	$52.595	$42.690	$29.837
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$12.101	$10.844	$11.685	$10.563	$7.909	$7.010	$6.914	$6.160	$5.305	$8.248
Accumulation unit value at end of period	$14.337	$12.101	$10.844	$11.685	$10.563	$7.909	$7.010	$6.914	$6.160	$5.305
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$17.994	$15.188	$16.071	$14.453	$11.159	$9.905	$9.972	$8.941	$7.586	$10.537
Accumulation unit value at end of period	$19.242	$17.994	$15.188	$16.071	$14.453	$11.159	$9.905	$9.972	$8.941	$7.586
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Bond VIP Subaccount
Accumulation unit value at beginning of period	$9.233	$8.864	$9.041	$8.623	$9.043	$8.534	$8.212	$7.821	$7.226	$8.830
Accumulation unit value at end of period	$9.608	$9.233	$8.864	$9.041	$8.623	$9.043	$8.534	$8.212	$7.821	$7.226
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Capital Growth VIP Subaccount
Accumulation unit value at beginning of period	$38.831	$37.881	$35.467	$31.929	$24.116	$21.135	$22.499	$19.606	$15.716	$23.850
Accumulation unit value at end of period	$48.226	$38.831	$37.881	$35.467	$31.929	$24.116	$21.135	$22.499	$19.606	$15.716
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Core Equity VIP Subaccount
Accumulation unit value at beginning of period	$20.780	$19.128	$18.483	$16.809	$12.448	$10.932	$11.133	$9.897	$7.503	$12.371
Accumulation unit value at end of period	$24.728	$20.780	$19.128	$18.483	$16.809	$12.448	$10.932	$11.133	$9.897	$7.503
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® International VIP
Accumulation unit value at beginning of period	$11.995	$12.109	$13.029	$15.017	$12.703	$10.708	$13.069	$13.079	$9.962	$19.564
Accumulation unit value at end of period	$14.385	$11.995	$12.109	$13.029	$15.017	$12.703	$10.708	$13.069	$13.079	$9.962
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® U.S. VIP Subaccount
Accumulation unit value at beginning of period	$2.887	$3.071	$3.354	$3.081	$2.394	$2.217	$2.256	$2.072	$1.681	$2.687
Accumulation unit value at end of period	$3.489	$2.887	$3.071	$3.354	$3.081	$2.394	$2.217	$2.256	$2.072	$1.681
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Deutsche Global Equity VIP Subaccount
Accumulation unit value at beginning of period	$2.553	$2.447	$2.533	$2.547	$2.171	$1.882	$2.176	$1.995	$1.569	$3.117
Accumulation unit value at end of period	$3.114	$2.553	$2.447	$2.533	$2.547	$2.171	$1.882	$2.176	$1.995	$1.569
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period	$10.079	$9.596	$9.902	$9.699	$8.458	$7.614	$7.855	$7.182	$5.917	$8.282
Accumulation unit value at end of period	$11.551	$10.079	$9.596	$9.902	$9.699	$8.458	$7.614	$7.855	$7.182	$5.917
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period	$2.856	$2.872	$2.921	$2.821	$2.960	$2.924	$2.767	$2.640	$2.484	$2.407
Accumulation unit value at end of period	$2.856	$2.856	$2.872	$2.921	$2.821	$2.960	$2.924	$2.767	$2.640	$2.484
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Government Money Market VIP Subaccount
Accumulation unit value at beginning of period	$2.451	$2.491	$2.534	$2.576	$2.620	$2.664	$2.709	$2.755	$2.792	$2.767
Accumulation unit value at end of period	$2.421	$2.451	$2.491	$2.534	$2.576	$2.620	$2.664	$2.709	$2.755	$2.792
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche High Income VIP Subaccount
Accumulation unit value at beginning of period	$11.988	$10.802	$11.496	$11.521	$10.858	$9.610	$9.411	$8.396	$6.100	$8.156
Accumulation unit value at end of period	$12.673	$11.988	$10.802	$11.496	$11.521	$10.858	$9.610	$9.411	$8.396	$6.100
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period	$3.201	$2.984	$3.062	$2.947	$2.099	$1.867	$1.976	$1.552	$1.123	$2.261
Accumulation unit value at end of period	$3.844	$3.201	$2.984	$3.062	$2.947	$2.099	$1.867	$1.976	$1.552	$1.123
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$4.184	$3.640	$3.774	$3.637	$2.735	$2.445	$2.647	$2.188	$1.715	$2.620
Accumulation unit value at end of period	$4.547	$4.184	$3.640	$3.774	$3.637	$2.735	$2.445	$2.647	$2.188	$1.715
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period	$28.392	$25.064	$26.148	$23.794	$17.965	$15.310	$15.539	$12.448	$9.355	$15.976
Accumulation unit value at end of period	$32.118	$28.392	$25.064	$26.148	$23.794	$17.965	$15.310	$15.539	$12.448	$9.355
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Sustainable U.S Equity Portfolio Subaccount
Accumulation unit value at beginning of period	$44.854	$41.327	$43.417	$38.919	$29.462	$26.759	$26.970	$23.889	$18.164	$28.171
Accumulation unit value at end of period	$50.869	$44.854	$41.327	$43.417	$38.919	$29.462	$26.759	$26.970	$23.889	$18.164
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$37.009	$36.515	$37.083	$35.634	$31.321	$28.320	$29.557	$26.306	$20.721	$29.564
Accumulation unit value at end of period	$41.525	$37.009	$36.515	$37.083	$35.634	$31.321	$28.320	$29.557	$26.306	$20.721
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$67.198	$63.272	$63.919	$58.069	$44.982	$39.298	$41.000	$35.572	$26.657	$47.162
Accumulation unit value at end of period	$80.534	$67.198	$63.272	$63.919	$58.069	$44.982	$39.298	$41.000	$35.572	$26.657
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$59.585	$51.344	$54.372	$50.862	$40.364	$34.995	$35.247	$31.129	$24.314	$43.121
Accumulation unit value at end of period	$66.147	$59.585	$51.344	$54.372	$50.862	$40.364	$34.995	$35.247	$31.129	$24.314
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$85.106	$85.861	$81.475	$74.449	$55.534	$49.247	$49.981	$40.934	$32.451	$62.469
Accumulation unit value at end of period	$113.091	$85.106	$85.861	$81.475	$74.449	$55.534	$49.247	$49.981	$40.934	$32.451
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$274.366	$249.434	$250.334	$224.167	$172.391	$151.256	$150.748	$133.285	$107.064	$172.833
Accumulation unit value at end of period	$328.375	$274.366	$249.434	$250.334	$224.167	$172.391	$151.256	$150.748	$133.285	$107.064
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount
Accumulation unit value at beginning of period	$29.698	$26.924	$28.419	$27.341	$21.788	$19.548	$20.486	$18.609	$15.347	$21.816
Accumulation unit value at end of period	$31.714	$29.698	$26.924	$28.419	$27.341	$21.788	$19.548	$20.486	$18.609	$15.347
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Subaccount
Accumulation unit value at beginning of period	$22.148	$19.407	$20.762	$19.711	$15.629	$13.913	$14.298	$13.077	$10.551	$17.062
Accumulation unit value at end of period	$23.597	$22.148	$19.407	$20.762	$19.711	$15.629	$13.913	$14.298	$13.077	$10.551
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount
Accumulation unit value at beginning of period	$24.652	$21.604	$22.803	$21.330	$16.726	$15.194	$14.577	$12.288	$10.650	$14.857
Accumulation unit value at end of period	$29.225	$24.652	$21.604	$22.803	$21.330	$16.726	$15.194	$14.577	$12.288	$10.650
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$33.995	$26.555	$29.161	$29.488	$22.012	$18.910	$19.982	$15.849	$12.480	$18.948
Accumulation unit value at end of period	$36.989	$33.995	$26.555	$29.161	$29.488	$22.012	$18.910	$19.982	$15.849	$12.480
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income VIP Subaccount
Accumulation unit value at beginning of period	$17.437	$16.428	$17.380	$17.352	$17.081	$15.407	$15.275	$14.006	$11.327	$12.978
Accumulation unit value at end of period	$17.928	$17.437	$16.428	$17.380	$17.352	$17.081	$15.407	$15.275	$14.006	$11.327
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Securities VIP Subaccount
Accumulation unit value at beginning of period	$12.099	$12.223	$12.373	$12.171	$12.661	$12.639	$12.162	$11.748	$11.589	$10.955
Accumulation unit value at end of period	$12.057	$12.099	$12.223	$12.373	$12.171	$12.661	$12.639	$12.162	$11.748	$11.589
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Subaccount
Accumulation unit value at beginning of period	$23.830	$20.635	$26.103	$28.979	$29.746	$26.734	$32.311	$27.945	$16.467	$35.410
Accumulation unit value at end of period	$32.902	$23.830	$20.635	$26.103	$28.979	$29.746	$26.734	$32.311	$27.945	$16.467
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Diversified Dividend Subaccount
Accumulation unit value at beginning of period	$11.725	$10.386	$10.348	$9.328	$7.239	$6.201	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.518	$11.725	$10.386	$10.348	$9.328	$7.239	$6.201	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A	N/A
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period	$24.082	$27.661	$27.268	$23.174	$16.769	$14.107	$13.801	$13.330	$10.618	$15.128
Accumulation unit value at end of period	$27.429	$24.082	$27.661	$27.268	$23.174	$16.769	$14.107	$13.801	$13.330	$10.618
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period	$26.728	$26.638	$27.498	$24.398	$24.157	$19.177	$20.860	$18.052	$13.959	$25.647
Accumulation unit value at end of period	$29.713	$26.728	$26.638	$27.498	$24.398	$24.157	$19.177	$20.860	$18.052	$13.959
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Managed Volatility Subaccount
Accumulation unit value at beginning of period	$29.537	$27.155	$28.224	$23.807	$21.860	$21.459	$18.740	$17.929	$15.865	$23.853
Accumulation unit value at end of period	$32.111	$29.537	$27.155	$28.224	$23.807	$21.860	$21.459	$18.740	$17.929	$15.865
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust MidCap Value Subaccount
Accumulation unit value at beginning of period	$25.865	$22.934	$23.960	$21.169	$16.272	$13.748	$13.686	$11.274	$8.965	$14.132
Accumulation unit value at end of period	$28.935	$25.865	$22.934	$23.960	$21.169	$16.272	$13.748	$13.686	$11.274	$8.965
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$34.101	$28.848	$30.974	$28.743	$20.542	$17.450	$18.635	$14.908	N/A	N/A
Accumulation unit value at end of period	$38.639	$34.101	$28.848	$30.974	$28.743	$20.542	$17.450	$18.635	$14.908	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$22.865	$20.960	$21.134	$18.870	$14.088	$12.179	$12.621	$11.301	$8.598	$13.411
Accumulation unit value at end of period	$27.505	$22.865	$20.960	$21.134	$18.870	$14.088	$12.179	$12.621	$11.301	$8.598
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Balanced Subaccount
Accumulation unit value at beginning of period	$58.811	$57.177	$57.790	$54.164	$45.845	$41.037	$41.060	$38.526	$31.124	$37.611
Accumulation unit value at end of period	$68.490	$58.811	$57.177	$57.790	$54.164	$45.845	$41.037	$41.060	$38.526	$31.124
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Enterprise Subaccount
Accumulation unit value at beginning of period	$70.570	$63.871	$62.440	$56.434	$43.355	$37.594	$38.782	$31.340	$22.008	$39.772
Accumulation unit value at end of period	$88.422	$70.570	$63.871	$62.440	$56.434	$43.355	$37.594	$38.782	$31.340	$22.008
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Global Research Subaccount
Accumulation unit value at beginning of period	$40.108	$39.963	$41.593	$39.370	$31.176	$26.405	$31.131	$27.332	$20.186	$37.100
Accumulation unit value at end of period	$50.100	$40.108	$39.963	$41.593	$39.370	$31.176	$26.405	$31.131	$27.332	$20.186
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Mid Cap Value Subaccount
Accumulation unit value at beginning of period	$31.788	$27.219	$28.743	$26.956	$21.791	$20.003	$20.968	$18.484	$14.143	$19.948
Accumulation unit value at end of period	$35.519	$31.788	$27.219	$28.743	$26.956	$21.791	$20.003	$20.968	$18.484	$14.143
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Research Subaccount
Accumulation unit value at beginning of period	$39.897	$40.371	$38.974	$35.078	$27.370	$23.474	$25.208	$22.386	$16.697	$28.171
Accumulation unit value at end of period	$50.170	$39.897	$40.371	$38.974	$35.078	$27.370	$23.474	$25.208	$22.386	$16.697
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period	$19.495	$20.320	$20.011	$17.677	$13.890	$12.413	$12.799	$11.926	$8.414	$15.748
Accumulation unit value at end of period	$24.252	$19.495	$20.320	$20.011	$17.677	$13.890	$12.413	$12.799	$11.926	$8.414
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Discovery Mid Cap Growth Subaccount
Accumulation unit value at beginning of period	$21.794	$21.712	$20.010	$15.005	$13.137	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$27.528	$21.794	$21.712	$20.010	$15.005	$13.137	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period	$15.848	$15.166	$15.818	$15.696	$16.021	$14.401	$14.551	$12.893	$11.074	$13.170
Accumulation unit value at end of period	$16.524	$15.848	$15.166	$15.818	$15.696	$16.021	$14.401	$14.551	$12.893	$11.074
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Subaccount
Accumulation unit value at beginning of period	$27.338	$27.845	$27.315	$27.220	$21.799	$18.330	$20.379	$17.912	$13.072	$22.281
Accumulation unit value at end of period	$36.646	$27.338	$27.845	$27.315	$27.220	$21.799	$18.330	$20.379	$17.912	$13.072
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period	$23.564	$21.531	$21.237	$19.564	$15.137	$13.202	$13.468	$11.826	$9.396	$15.571
Accumulation unit value at end of period	$27.026	$23.564	$21.531	$21.237	$19.564	$15.137	$13.202	$13.468	$11.826	$9.396
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period	$33.828	$29.235	$31.661	$28.838	$20.856	$18.026	$18.779	$15.520	$11.531	$18.916
Accumulation unit value at end of period	$37.891	$33.828	$29.235	$31.661	$28.838	$20.856	$18.026	$18.779	$15.520	$11.531
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Voya Global Equity Subaccount
Accumulation unit value at beginning of period	$10.367	$9.969	$10.714	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.584	$10.367	$9.969	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
VY JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period	$20.842	$18.714	$22.539	$22.668	$24.393	$20.790	$25.800	$21.751	$12.860	$26.775
Accumulation unit value at end of period	$29.381	$20.842	$18.714	$22.539	$22.668	$24.393	$20.790	$25.800	$21.751	$12.860
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Additional Contract Options Elected (0.40%)

Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.70% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.70%

Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008

Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period	$80.750	$82.804	$82.791	$75.863	$57.116	$52.873	$53.958	$48.396	$33.352	$62.996
Accumulation unit value at end of period	$102.006	$80.750	$82.804	$82.791	$75.863	$57.116	$52.873	$53.958	$48.396	$33.352
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount
Accumulation unit value at beginning of period	$48.145	$48.489	$50.097	$47.170	$35.315	$30.907	$34.267	$29.191	$19.569	$47.793
Accumulation unit value at end of period	$61.447	$48.145	$48.489	$50.097	$47.170	$35.315	$30.907	$34.267	$29.191	$19.569
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period	$71.715	$68.648	$72.211	$73.119	$55.386	$50.071	$52.595	$42.690	$29.837	$56.829
Accumulation unit value at end of period	$90.781	$71.715	$68.648	$72.211	$73.119	$55.386	$50.071	$52.595	$42.690	$29.837
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$12.101	$10.844	$11.685	$10.563	$7.909	$7.010	$6.914	$6.160	$5.305	$8.248
Accumulation unit value at end of period	$14.337	$12.101	$10.844	$11.685	$10.563	$7.909	$7.010	$6.914	$6.160	$5.305
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$17.994	$15.188	$16.071	$14.453	$11.159	$9.905	$9.972	$8.941	$7.586	$10.537
Accumulation unit value at end of period	$19.242	$17.994	$15.188	$16.071	$14.453	$11.159	$9.905	$9.972	$8.941	$7.586
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Bond VIP Subaccount
Accumulation unit value at beginning of period	$9.233	$8.864	$9.041	$8.623	$9.043	$8.534	$8.212	$7.821	$7.226	$8.830
Accumulation unit value at end of period	$9.608	$9.233	$8.864	$9.041	$8.623	$9.043	$8.534	$8.212	$7.821	$7.226
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Capital Growth VIP Subaccount
Accumulation unit value at beginning of period	$38.831	$37.881	$35.467	$31.929	$24.116	$21.135	$22.499	$19.606	$15.716	$23.850
Accumulation unit value at end of period	$48.226	$38.831	$37.881	$35.467	$31.929	$24.116	$21.135	$22.499	$19.606	$15.716
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Core Equity VIP Subaccount
Accumulation unit value at beginning of period	$20.780	$19.128	$18.483	$16.809	$12.448	$10.932	$11.133	$9.897	$7.503	$12.371
Accumulation unit value at end of period	$24.728	$20.780	$19.128	$18.483	$16.809	$12.448	$10.932	$11.133	$9.897	$7.503
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® International VIP Subaccount
Accumulation unit value at beginning of period	$11.995	$12.109	$13.029	$15.017	$12.703	$10.708	$13.069	$13.079	$2.484	$2.407
Accumulation unit value at end of period	$14.385	$11.995	$12.109	$13.029	$15.017	$12.703	$10.708	$13.069	$13.079	$2.484
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® U.S. VIP Subaccount
Accumulation unit value at beginning of period	$2.887	$3.071	$3.354	$3.081	$2.394	$2.217	$2.256	$2.072	$1.681	$2.687
Accumulation unit value at end of period	$3.489	$2.887	$3.071	$3.354	$3.081	$2.394	$2.217	$2.256	$2.072	$1.681
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Global Equity VIP Subaccount
Accumulation unit value at beginning of period	$2.553	$2.447	$2.533	$2.547	$2.171	$1.882	$2.176	$1.995	$1.569	$3.117
Accumulation unit value at end of period	$3.114	$2.553	$2.447	$2.533	$2.547	$2.171	$1.882	$2.176	$1.995	$1.569
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period	$9.391	$8.941	$9.226	$9.037	$8.458	$7.614	$7.855	$7.182	$1.715	$2.620
Accumulation unit value at end of period	$10.762	$9.391	$8.941	$9.226	$9.037	$8.458	$7.614	$7.855	$7.182	$1.715
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Deutsche Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period	$2.856	$2.872	$2.921	$2.821	$2.960	$2.924	$2.767	$2.640	$2.484	$2.407
Accumulation unit value at end of period	$2.856	$2.856	$2.872	$2.921	$2.821	$2.960	$2.924	$2.767	$2.640	$2.484
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Government Money Market VIP Subaccount
Accumulation unit value at beginning of period	$2.451	$2.491	$2.534	$2.576	$2.620	$2.664	$2.709	$2.755	$2.792	$2.767
Accumulation unit value at end of period	$2.421	$2.451	$2.491	$2.534	$2.576	$2.620	$2.664	$2.709	$2.755	$2.792
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche High Income VIP Subaccount
Accumulation unit value at beginning of period	$11.679	$10.523	$11.199	$11.224	$10.858	$9.610	$9.411	$8.396	$2.484	$2.407
Accumulation unit value at end of period	$12.346	$11.679	$10.523	$11.199	$11.224	$10.858	$9.610	$9.411	$8.396	$2.484
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period	$3.201	$2.984	$3.062	$2.947	$2.099	$1.867	$1.976	$1.552	$1.123	$2.261
Accumulation unit value at end of period	$3.844	$3.201	$2.984	$3.062	$2.947	$2.099	$1.867	$1.976	$1.552	$1.123
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$4.184	$3.640	$3.774	$3.637	$2.735	$2.445	$2.647	$2.188	$1.715	$2.620
Accumulation unit value at end of period	$4.547	$4.184	$3.640	$3.774	$3.637	$2.735	$2.445	$2.647	$2.188	$1.715
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period	$28.392	$25.064	$26.148	$23.794	$17.965	$15.310	$15.539	$12.448	$9.355	$15.976
Accumulation unit value at end of period	$32.118	$28.392	$25.064	$26.148	$23.794	$17.965	$15.310	$15.539	$12.448	$9.355
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Sustainable U.S Equity Portfolio Subaccount
Accumulation unit value at beginning of period	$44.854	$41.327	$43.417	$38.919	$29.462	$26.759	$26.970	$23.889	$18.164	$28.171
Accumulation unit value at end of period	$50.869	$44.854	$41.327	$43.417	$38.919	$29.462	$26.759	$26.970	$23.889	$18.164
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$37.009	$36.515	$37.083	$35.634	$31.321	$28.320	$29.557	$26.306	$20.721	$29.564
Accumulation unit value at end of period	$41.525	$37.009	$36.515	$37.083	$35.634	$31.321	$28.320	$29.557	$26.306	$20.721
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$67.198	$63.272	$63.919	$58.069	$44.982	$39.298	$41.000	$35.572	$26.657	$47.162
Accumulation unit value at end of period	$80.534	$67.198	$63.272	$63.919	$58.069	$44.982	$39.298	$41.000	$35.572	$26.657
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$59.585	$51.344	$54.372	$50.862	$40.364	$34.995	$35.247	$31.129	$24.314	$43.121
Accumulation unit value at end of period	$66.147	$59.585	$51.344	$54.372	$50.862	$40.364	$34.995	$35.247	$31.129	$24.314
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$85.106	$85.861	$81.475	$74.449	$55.534	$49.247	$49.981	$40.934	$32.451	$62.469
Accumulation unit value at end of period	$113.091	$85.106	$85.861	$81.475	$74.449	$55.534	$49.247	$49.981	$40.934	$32.451
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$274.366	$249.434	$250.334	$224.167	$172.391	$151.256	$150.748	$133.285	$107.064	$172.833
Accumulation unit value at end of period	$328.375	$274.366	$249.434	$250.334	$224.167	$172.391	$151.256	$150.748	$133.285	$107.064
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount
Accumulation unit value at beginning of period	$29.698	$26.924	$28.419	$27.341	$21.788	$19.548	$20.486	$18.609	$15.347	$21.816
Accumulation unit value at end of period	$31.714	$29.698	$26.924	$28.419	$27.341	$21.788	$19.548	$20.486	$18.609	$15.347
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Subaccount
Accumulation unit value at beginning of period	$22.148	$19.407	$20.762	$19.711	$15.629	$13.913	$14.298	$13.077	$10.551	$17.062
Accumulation unit value at end of period	$23.597	$22.148	$19.407	$20.762	$19.711	$15.629	$13.913	$14.298	$13.077	$10.551
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount
Accumulation unit value at beginning of period	$24.652	$21.604	$22.803	$21.330	$16.726	$15.194	$14.577	$12.288	$10.650	$14.857
Accumulation unit value at end of period	$29.225	$24.652	$21.604	$22.803	$21.330	$16.726	$15.194	$14.577	$12.288	$10.650
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$33.995	$26.555	$29.161	$29.488	$22.012	$18.910	$19.982	$15.849	$12.480	$18.948
Accumulation unit value at end of period	$36.989	$33.995	$26.555	$29.161	$29.488	$22.012	$18.910	$19.982	$15.849	$12.480
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income VIP Subaccount
Accumulation unit value at beginning of period	$17.437	$16.428	$17.380	$17.352	$17.081	$15.407	$15.275	$14.006	$11.327	$12.978
Accumulation unit value at end of period	$17.928	$17.437	$16.428	$17.380	$17.352	$17.081	$15.407	$15.275	$14.006	$11.327
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Securities VIP Subaccount
Accumulation unit value at beginning of period	$12.099	$12.223	$12.373	$12.171	$12.661	$12.639	$12.162	$11.748	$11.589	$10.955
Accumulation unit value at end of period	$12.057	$12.099	$12.223	$12.373	$12.171	$12.661	$12.639	$12.162	$11.748	$11.589
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Subaccount
Accumulation unit value at beginning of period	$23.830	$20.635	$26.103	$28.979	$29.746	$26.734	$32.311	$27.945	$16.467	$35.410
Accumulation unit value at end of period	$32.902	$23.830	$20.635	$26.103	$28.979	$29.746	$26.734	$32.311	$27.945	$16.467
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Diversified Dividend Subaccount
Accumulation unit value at beginning of period	$11.725	$10.386	$10.348	$9.328	$7.239	$6.201	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.518	$11.725	$10.386	$10.348	$9.328	$7.239	$6.201	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A	N/A
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period	$24.082	$27.661	$27.268	$23.174	$16.769	$14.107	$13.801	$13.330	$10.618	$15.128
Accumulation unit value at end of period	$27.429	$24.082	$27.661	$27.268	$23.174	$16.769	$14.107	$13.801	$13.330	$10.618
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period	$26.728	$26.638	$27.498	$24.398	$24.157	$19.177	$20.860	$18.052	$13.959	$25.647
Accumulation unit value at end of period	$29.713	$26.728	$26.638	$27.498	$24.398	$24.157	$19.177	$20.860	$18.052	$13.959
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Managed Volatility Subaccount
Accumulation unit value at beginning of period	$29.537	$27.155	$28.224	$23.807	$21.860	$21.459	$18.740	$17.929	$15.865	$23.853
Accumulation unit value at end of period	$32.111	$29.537	$27.155	$28.224	$23.807	$21.860	$21.459	$18.740	$17.929	$15.865
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

JPMorgan Insurance Trust MidCap Value Subaccount
Accumulation unit value at beginning of period	$25.865	$22.934	$23.960	$21.169	$16.272	$13.748	$13.686	$11.274	$8.965	$14.132
Accumulation unit value at end of period	$28.935	$25.865	$22.934	$23.960	$21.169	$16.272	$13.748	$13.686	$11.274	$8.965
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$34.101	$28.848	$30.974	$28.743	$20.542	$17.450	$18.635	$14.908	N/A	N/A
Accumulation unit value at end of period	$38.639	$34.101	$28.848	$30.974	$28.743	$20.542	$17.450	$18.635	$14.908	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$22.865	$20.960	$21.134	$18.870	$14.088	$12.179	$12.621	$11.301	$8.598	$13.411
Accumulation unit value at end of period	$27.505	$22.865	$20.960	$21.134	$18.870	$14.088	$12.179	$12.621	$11.301	$8.598
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$21.630
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$12.473
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	—
JPMorgan MidCap Value Subaccount
Accumulation unit value at beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$18.183
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$11.941
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$18.495
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$12.369
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	—
Janus Henderson Balanced Subaccount
Accumulation unit value at beginning of period	$58.811	$57.177	$57.790	$54.164	$45.845	$41.037	$41.060	$38.526	$31.124	$37.611
Accumulation unit value at end of period	$68.490	$58.811	$57.177	$57.790	$54.164	$45.845	$41.037	$41.060	$38.526	$31.124
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Enterprise Subaccount
Accumulation unit value at beginning of period	$70.570	$63.871	$62.440	$56.434	$43.355	$37.594	$38.782	$31.340	$22.008	$39.772
Accumulation unit value at end of period	$88.422	$70.570	$63.871	$62.440	$56.434	$43.355	$37.594	$38.782	$31.340	$22.008
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Global Research Subaccount
Accumulation unit value at beginning of period	$40.108	$39.963	$41.593	$39.370	$31.176	$26.405	$31.131	$27.332	$20.186	$37.100
Accumulation unit value at end of period	$50.100	$40.108	$39.963	$41.593	$39.370	$31.176	$26.405	$31.131	$27.332	$20.186
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Mid Cap Value Subaccount
Accumulation unit value at beginning of period	$31.788	$27.219	$28.743	$26.956	$21.791	$20.003	$20.968	$18.484	$14.143	$19.948
Accumulation unit value at end of period	$35.519	$31.788	$27.219	$28.743	$26.956	$21.791	$20.003	$20.968	$18.484	$14.143
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Research Subaccount
Accumulation unit value at beginning of period	$39.897	$40.371	$38.974	$35.078	$27.370	$23.474	$25.208	$22.386	$16.697	$28.171
Accumulation unit value at end of period	$50.170	$39.897	$40.371	$38.974	$35.078	$27.370	$23.474	$25.208	$22.386	$16.697
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period	$19.495	$20.320	$20.011	$17.677	$13.890	$12.413	$12.799	$11.926	$8.414	$15.748
Accumulation unit value at end of period	$24.252	$19.495	$20.320	$20.011	$17.677	$13.890	$12.413	$12.799	$11.926	$8.414
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Discovery Mid Cap Growth Subaccount
Accumulation unit value at beginning of period	$21.794	$21.712	$20.010	$15.005	$13.137	N/A	N/A	N/A	$8.414	$15.748
Accumulation unit value at end of period	$27.528	$21.794	$21.712	$20.010	$15.005	$13.137	N/A	N/A	N/A	$8.414
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period	$15.848	$15.166	$15.818	$15.696	$16.021	$14.401	$14.551	$12.893	$11.074	$13.170
Accumulation unit value at end of period	$16.524	$15.848	$15.166	$15.818	$15.696	$16.021	$14.401	$14.551	$12.893	$11.074
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Subaccount
Accumulation unit value at beginning of period	$27.338	$27.845	$27.315	$27.220	$21.799	$18.330	$20.379	$17.912	$13.072	$22.281
Accumulation unit value at end of period	$36.646	$27.338	$27.845	$27.315	$27.220	$21.799	$18.330	$20.379	$17.912	$13.072
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period	$23.564	$21.531	$21.237	$19.564	$15.137	$13.202	$13.468	$11.826	$9.396	$15.571
Accumulation unit value at end of period	$27.026	$23.564	$21.531	$21.237	$19.564	$15.137	$13.202	$13.468	$11.826	$9.396
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period	$33.828	$29.235	$31.661	$28.838	$20.856	$18.026	$18.779	$15.520	$11.531	$18.916
Accumulation unit value at end of period	$37.891	$33.828	$29.235	$31.661	$28.838	$20.856	$18.026	$18.779	$15.520	$11.531
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Voya Global Equity Subaccount
Accumulation unit value at beginning of period	$10.367	$9.969	$10.714	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.584	$10.367	$9.969	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
VY JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period	$20.842	$18.714	$22.539	$22.668	$24.393	$20.790	$25.800	$21.751	$12.860	$26.775
Accumulation unit value at end of period	$29.381	$20.842	$18.714	$22.539	$22.668	$24.393	$20.790	$25.800	$21.751	$12.860
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Additional Contract Options Elected (0.45%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.75% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.75%

Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008

Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period	$80.145	$82.225	$82.252	$75.407	$56.800	$52.607	$53.712	$48.199	$33.233	$62.802
Accumulation unit value at end of period	$101.194	$80.145	$82.225	$82.252	$75.407	$56.800	$52.607	$53.712	$48.199	$33.233
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Alger MidCap Growth Subaccount
Accumulation unit value at beginning of period	$47.785	$48.150	$49.771	$46.886	$35.119	$30.751	$34.111	$29.072	$19.499	$47.646
Accumulation unit value at end of period	$60.958	$47.785	$48.150	$49.771	$46.886	$35.119	$30.751	$34.111	$29.072	$19.499
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period	$71.178	$68.167	$71.741	$72.679	$55.080	$49.819	$52.355	$42.517	$29.731	$56.654
Accumulation unit value at end of period	$90.058	$71.178	$68.167	$71.741	$72.679	$55.080	$49.819	$52.355	$42.517	$29.731
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$12.010	$10.768	$11.609	$10.499	$7.865	$6.975	$6.882	$6.135	$5.286	$8.222
Accumulation unit value at end of period	$14.222	$12.010	$10.768	$11.609	$10.499	$7.865	$6.975	$6.882	$6.135	$5.286
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	1	1	1	1	1	1	1
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$17.859	$15.082	$15.966	$14.366	$11.097	$9.855	$9.927	$8.905	$7.559	$10.504
Accumulation unit value at end of period	$19.088	$17.859	$15.082	$15.966	$14.366	$11.097	$9.855	$9.927	$8.905	$7.559
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	2	2	2
Deutsche Bond VIP Subaccount
Accumulation unit value at beginning of period	$9.164	$8.802	$8.982	$8.571	$8.993	$8.491	$8.175	$7.789	$7.200	$8.802
Accumulation unit value at end of period	$9.532	$9.164	$8.802	$8.982	$8.571	$8.993	$8.491	$8.175	$7.789	$7.200
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	3	2	2	2	1
Deutsche Capital Growth VIP Subaccount
Accumulation unit value at beginning of period	$38.540	$37.616	$35.237	$31.737	$23.983	$21.028	$22.397	$19.526	$15.660	$23.777
Accumulation unit value at end of period	$47.841	$38.540	$37.616	$35.237	$31.737	$23.983	$21.028	$22.397	$19.526	$15.660
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Deutsche Core Equity VIP Subaccount
Accumulation unit value at beginning of period	$20.661	$19.027	$18.395	$16.738	$12.401	$10.896	$11.102	$9.875	$7.490	$12.354
Accumulation unit value at end of period	$24.575	$20.661	$19.027	$18.395	$16.738	$12.401	$10.896	$11.102	$9.875	$7.490
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® International VIP Subaccount
Accumulation unit value at beginning of period	$11.905	$12.024	$12.944	$14.927	$12.633	$10.654	$13.010	$13.026	$9.926	$19.504
Accumulation unit value at end of period	$14.271	$11.905	$12.024	$12.944	$14.927	$12.633	$10.654	$13.010	$13.026	$9.926
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Deutsche CROCI® U.S. VIP Subaccount
Accumulation unit value at beginning of period	$2.866	$3.050	$3.332	$3.062	$2.380	$2.206	$2.246	$2.063	$1.675	$2.679
Accumulation unit value at end of period	$3.461	$2.866	$3.050	$3.332	$3.062	$2.380	$2.206	$2.246	$2.063	$1.675
Number of accumulation units outstanding at end of period (000’s omitted)	2	5	5	5	5	5	5	8	8	7
Deutsche Global Equity VIP Subaccount
Accumulation unit value at beginning of period	$2.534	$2.430	$2.517	$2.532	$2.159	$1.872	$2.167	$1.987	$1.563	$3.107
Accumulation unit value at end of period	$3.090	$2.534	$2.430	$2.517	$2.532	$2.159	$1.872	$2.167	$1.987	$1.563
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Deutsche Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period	$10.004	$9.529	$9.838	$9.641	$8.411	$7.575	$7.819	$7.153	$5.896	$8.256
Accumulation unit value at end of period	$11.459	$10.004	$9.529	$9.838	$9.641	$8.411	$7.575	$7.819	$7.153	$5.896
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	1
Deutsche Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period	$2.835	$2.852	$2.902	$2.804	$2.943	$2.910	$2.755	$2.629	$2.475	$2.400
Accumulation unit value at end of period	$2.833	$2.835	$2.852	$2.902	$2.804	$2.943	$2.910	$2.755	$2.629	$2.475
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	1	1	1	1	1	1	1
Deutsche Government Money Market VIP Subaccount
Accumulation unit value at beginning of period	$2.433	$2.474	$2.517	$2.561	$2.605	$2.651	$2.697	$2.744	$2.783	$2.759
Accumulation unit value at end of period	$2.402	$2.433	$2.474	$2.517	$2.561	$2.605	$2.651	$2.697	$2.744	$2.783
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	3	3	5	5	5
Deutsche High Income VIP Subaccount
Accumulation unit value at beginning of period	$11.899	$10.726	$11.421	$11.452	$10.798	$9.561	$9.369	$8.362	$6.078	$8.131
Accumulation unit value at end of period	$12.572	$11.899	$10.726	$11.421	$11.452	$10.798	$9.561	$9.369	$8.362	$6.078
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Deutsche Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period	$3.177	$2.963	$3.043	$2.929	$2.087	$1.857	$1.967	$1.546	$1.119	$2.254
Accumulation unit value at end of period	$3.813	$3.177	$2.963	$3.043	$2.929	$2.087	$1.857	$1.967	$1.546	$1.119
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	0	0	0	0	0	6	6	5
Deutsche Small Mid Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$4.152	$3.614	$3.749	$3.615	$2.720	$2.433	$2.636	$2.179	$1.709	$2.612
Accumulation unit value at end of period	$4.511	$4.152	$3.614	$3.749	$3.615	$2.720	$2.433	$2.636	$2.179	$1.709
Number of accumulation units outstanding at end of period (000’s omitted)	0	3	3	3	3	3	3	2	2	2
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period	$28.202	$24.908	$25.998	$23.669	$17.879	$15.244	$15.480	$12.407	$9.329	$15.939
Accumulation unit value at end of period	$31.887	$28.202	$24.908	$25.998	$23.669	$17.879	$15.244	$15.480	$12.407	$9.329
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Sustainable U.S Equity Portfolio Subaccount
Accumulation unit value at beginning of period	$44.518	$41.038	$43.134	$38.684	$29.299	$26.624	$26.847	$23.792	$18.099	$28.084
Accumulation unit value at end of period	$50.464	$44.518	$41.038	$43.134	$38.684	$29.299	$26.624	$26.847	$23.792	$18.099
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1	1
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$36.732	$36.259	$36.842	$35.420	$31.148	$28.177	$29.422	$26.200	$20.647	$29.473
Accumulation unit value at end of period	$41.194	$36.732	$36.259	$36.842	$35.420	$31.148	$28.177	$29.422	$26.200	$20.647
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$66.695	$62.829	$63.503	$57.720	$44.734	$39.100	$40.813	$35.427	$26.562	$47.017
Accumulation unit value at end of period	$79.892	$66.695	$62.829	$63.503	$57.720	$44.734	$39.100	$40.813	$35.427	$26.562
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0

Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$59.139	$50.985	$54.019	$50.556	$40.141	$34.819	$35.086	$31.003	$24.227	$42.989
Accumulation unit value at end of period	$65.620	$59.139	$50.985	$54.019	$50.556	$40.141	$34.819	$35.086	$31.003	$24.227
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$84.469	$85.261	$80.945	$74.001	$55.228	$48.999	$49.754	$40.768	$32.335	$62.277
Accumulation unit value at end of period	$112.190	$84.469	$85.261	$80.945	$74.001	$55.228	$48.999	$49.754	$40.768	$32.335
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1	1
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$272.314	$247.690	$248.706	$222.819	$171.438	$150.494	$150.062	$132.744	$106.683	$172.302
Accumulation unit value at end of period	$325.759	$272.314	$247.690	$248.706	$222.819	$171.438	$150.494	$150.062	$132.744	$106.683
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Franklin Mutual Global Discovery VIP Subaccount
Accumulation unit value at beginning of period	$29.499	$26.756	$28.256	$27.198	$21.685	$19.465	$20.409	$18.548	$15.304	$21.766
Accumulation unit value at end of period	$31.486	$29.499	$26.756	$28.256	$27.198	$21.685	$19.465	$20.409	$18.548	$15.304
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Subaccount
Accumulation unit value at beginning of period	$21.999	$19.286	$20.643	$19.607	$15.555	$13.854	$14.244	$13.034	$10.522	$17.023
Accumulation unit value at end of period	$23.427	$21.999	$19.286	$20.643	$19.607	$15.555	$13.854	$14.244	$13.034	$10.522
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount
Accumulation unit value at beginning of period	$24.486	$21.470	$22.672	$21.218	$16.647	$15.129	$14.522	$12.248	$10.620	$14.823
Accumulation unit value at end of period	$29.014	$24.486	$21.470	$22.672	$21.218	$16.647	$15.129	$14.522	$12.248	$10.620
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$33.767	$26.390	$28.993	$29.333	$21.907	$18.829	$19.907	$15.797	$12.445	$18.905
Accumulation unit value at end of period	$36.723	$33.767	$26.390	$28.993	$29.333	$21.907	$18.829	$19.907	$15.797	$12.445
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income VIP Subaccount
Accumulation unit value at beginning of period	$17.320	$16.326	$17.281	$17.262	$17.000	$15.342	$15.218	$13.960	$11.296	$12.949
Accumulation unit value at end of period	$17.799	$17.320	$16.326	$17.281	$17.262	$17.000	$15.342	$15.218	$13.960	$11.296
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Securities VIP Subaccount
Accumulation unit value at beginning of period	$12.018	$12.147	$12.302	$12.107	$12.601	$12.585	$12.116	$11.710	$11.557	$10.930
Accumulation unit value at end of period	$11.970	$12.018	$12.147	$12.302	$12.107	$12.601	$12.585	$12.116	$11.710	$11.557
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Subaccount
Accumulation unit value at beginning of period	$23.670	$20.507	$25.954	$28.827	$29.604	$26.620	$32.189	$27.853	$16.421	$35.329
Accumulation unit value at end of period	$32.666	$23.670	$20.507	$25.954	$28.827	$29.604	$26.620	$32.189	$27.853	$16.421
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Diversified Dividend Subaccount
Accumulation unit value at beginning of period	$11.647	$10.321	$10.289	$9.279	$7.205	$6.175	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.428	$11.647	$10.321	$10.289	$9.279	$7.205	$6.175	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A	N/A

Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period	$23.921	$27.489	$27.112	$23.052	$16.689	$14.046	$13.749	$13.286	$10.588	$15.093
Accumulation unit value at end of period	$27.231	$23.921	$27.489	$27.112	$23.052	$16.689	$14.046	$13.749	$13.286	$10.588
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period	$26.549	$26.473	$27.341	$24.270	$24.043	$19.095	$20.781	$17.993	$13.920	$25.588
Accumulation unit value at end of period	$29.499	$26.549	$26.473	$27.341	$24.270	$24.043	$19.095	$20.781	$17.993	$13.920
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	0
Invesco V.I. Managed Volatility Subaccount
Accumulation unit value at beginning of period	$29.339	$26.986	$28.062	$23.682	$21.756	$21.367	$18.670	$17.870	$15.821	$23.798
Accumulation unit value at end of period	$31.880	$29.339	$26.986	$28.062	$23.682	$21.756	$21.367	$18.670	$17.870	$15.821
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

JPMorgan Insurance Trust MidCap Value Subaccount
Accumulation unit value at beginning of period	$25.700	$22.798	$23.830	$21.065	$16.200	$13.694	$13.638	$11.240	$8.942	$14.104
Accumulation unit value at end of period	$28.736	$25.700	$22.798	$23.830	$21.065	$16.200	$13.694	$13.638	$11.240	$8.942
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$33.846	$28.646	$30.773	$28.570	$20.429	$17.362	$18.551	$14.847	N/A	N/A
Accumulation unit value at end of period	$38.331	$33.846	$28.646	$30.773	$28.570	$20.429	$17.362	$18.551	$14.847	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	N/A
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$22.719	$20.836	$21.019	$18.777	$14.025	$12.131	$12.578	$11.268	$8.576	$13.384
Accumulation unit value at end of period	$27.315	$22.719	$20.836	$21.019	$18.777	$14.025	$12.131	$12.578	$11.268	$8.576
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Balanced Subaccount
Accumulation unit value at beginning of period	$58.371	$56.777	$57.414	$53.838	$45.591	$40.830	$40.873	$38.370	$31.013	$37.495
Accumulation unit value at end of period	$67.944	$58.371	$56.777	$57.414	$53.838	$45.591	$40.830	$40.873	$38.370	$31.013
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	—	—	—
Janus Henderson Enterprise Subaccount
Accumulation unit value at beginning of period	$70.042	$63.424	$62.034	$56.095	$43.116	$37.404	$38.606	$31.213	$21.929	$39.649
Accumulation unit value at end of period	$87.718	$70.042	$63.424	$62.034	$56.095	$43.116	$37.404	$38.606	$31.213	$21.929
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	1	1	1	1	1
Janus Henderson Global Research Subaccount
Accumulation unit value at beginning of period	$39.808	$39.683	$41.323	$39.133	$31.004	$26.272	$30.990	$27.221	$20.114	$36.986
Accumulation unit value at end of period	$49.701	$39.808	$39.683	$41.323	$39.133	$31.004	$26.272	$30.990	$27.221	$20.114
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Mid Cap Value Subaccount
Accumulation unit value at beginning of period	$31.575	$27.050	$28.578	$26.815	$21.687	$19.918	$20.889	$18.423	$14.103	$19.902
Accumulation unit value at end of period	$35.264	$31.575	$27.050	$28.578	$26.815	$21.687	$19.918	$20.889	$18.423	$14.103
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Janus Henderson Research Subaccount
Accumulation unit value at beginning of period	$39.598	$40.089	$38.720	$34.867	$27.219	$23.355	$25.094	$22.296	$16.638	$28.084

Accumulation unit value at end of period	$49.770	$39.598	$40.089	$38.720	$34.867	$27.219	$23.355	$25.094	$22.296	$16.638
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period	$19.365	$20.193	$19.896	$17.584	$13.824	$12.360	$12.751	$11.887	$8.390	$15.712
Accumulation unit value at end of period	$24.077	$19.365	$20.193	$19.896	$17.584	$13.824	$12.360	$12.751	$11.887	$8.390
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Discovery Mid Cap Growth Subaccount
Accumulation unit value at beginning of period	$21.647	$21.577	$19.905	$14.933	$13.081	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$27.330	$21.647	$21.577	$19.905	$14.933	$13.081	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A	N/A
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period	$15.741	$15.072	$15.727	$15.614	$15.945	$14.340	$14.496	$12.851	$11.043	$13.140
Accumulation unit value at end of period	$16.405	$15.741	$15.072	$15.727	$15.614	$15.945	$14.340	$14.496	$12.851	$11.043
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	5	5	9
Oppenheimer Global Subaccount
Accumulation unit value at beginning of period	$27.155	$26.672	$27.159	$27.077	$21.695	$18.252	$20.302	$17.853	$13.036	$22.230
Accumulation unit value at end of period	$36.383	$27.155	$26.672	$27.159	$27.077	$21.695	$18.252	$20.302	$17.853	$13.036
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period	$23.406	$21.397	$21.116	$19.461	$15.065	$13.146	$13.418	$11.787	$9.370	$15.535
Accumulation unit value at end of period	$26.832	$23.406	$21.397	$21.116	$19.461	$15.065	$13.146	$13.418	$11.787	$9.370
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period	$33.601	$29.053	$31.480	$28.687	$20.757	$17.949	$18.709	$15.469	$11.499	$18.873
Accumulation unit value at end of period	$37.619	$33.601	$29.053	$31.480	$28.687	$20.757	$17.949	$18.709	$15.469	$11.499
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Voya Global Equity Subaccount
Accumulation unit value at beginning of period	$10.317	$9.925	$10.671	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.516	$10.317	$9.925	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
VY JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period	$20.729	$18.621	$22.439	$22.578	$24.308	$20.728	$25.736	$21.707	$12.840	$26.747
Accumulation unit value at end of period	$29.207	$20.729	$18.621	$22.439	$22.578	$24.308	$20.728	$25.736	$21.707	$12.840
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Additional Contract Options Elected (0.45%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.75% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.75%

Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period	$80.145	$82.225	$82.252	$75.407	$56.800	$52.607	$53.712	$48.199	$33.233	$62.802
Accumulation unit value at end of period	$101.194	$80.145	$82.225	$82.252	$75.407	$56.800	$52.607	$53.712	$48.199	$33.233
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount
Accumulation unit value at beginning of period	$47.785	$48.150	$49.771	$46.886	$35.119	$30.751	$34.111	$29.072	$19.499	$47.646
Accumulation unit value at end of period	$60.958	$47.785	$48.150	$49.771	$46.886	$35.119	$30.751	$34.111	$29.072	$19.499
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period	$71.178	$68.167	$71.741	$72.679	$55.080	$49.819	$52.355	$42.517	$29.731	$56.654
Accumulation unit value at end of period	$90.058	$71.178	$68.167	$71.741	$72.679	$55.080	$49.819	$52.355	$42.517	$29.731
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$12.010	$10.768	$11.609	$10.499	$7.865	$6.975	$6.882	$6.135	$5.286	$8.222
Accumulation unit value at end of period	$14.222	$12.010	$10.768	$11.609	$10.499	$7.865	$6.975	$6.882	$6.135	$5.286
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$17.859	$15.082	$15.966	$14.366	$11.097	$9.855	$9.927	$8.905	$7.559	$10.504
Accumulation unit value at end of period	$19.088	$17.859	$15.082	$15.966	$14.366	$11.097	$9.855	$9.927	$8.905	$7.559
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Bond VIP Subaccount
Accumulation unit value at beginning of period	$9.164	$8.802	$8.982	$8.571	$8.993	$8.491	$8.175	$7.789	$7.200	$8.802
Accumulation unit value at end of period	$9.532	$9.164	$8.802	$8.982	$8.571	$8.993	$8.491	$8.175	$7.789	$7.200
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Capital Growth VIP Subaccount
Accumulation unit value at beginning of period	$38.540	$37.616	$35.237	$31.737	$23.983	$21.028	$22.397	$19.526	$15.660	$23.777
Accumulation unit value at end of period	$47.841	$38.540	$37.616	$35.237	$31.737	$23.983	$21.028	$22.397	$19.526	$15.660
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Core Equity VIP Subaccount
Accumulation unit value at beginning of period	$20.661	$19.027	$18.395	$16.738	$12.401	$10.896	$11.102	$9.875	$7.490	$12.354
Accumulation unit value at end of period	$24.575	$20.661	$19.027	$18.395	$16.738	$12.401	$10.896	$11.102	$9.875	$7.490
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® International VIP Subaccount
Accumulation unit value at beginning of period	$11.905	$12.024	$12.944	$14.927	$12.633	$10.654	$13.010	$13.026	$9.926	$19.504
Accumulation unit value at end of period	$14.271	$11.905	$12.024	$12.944	$14.927	$12.633	$10.654	$13.010	$13.026	$9.926
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Deutsche CROCI® U.S. VIP Subaccount
Accumulation unit value at beginning of period	$2.866	$3.050	$3.332	$3.062	$2.380	$2.206	$2.246	$2.063	$1.675	$2.679
Accumulation unit value at end of period	$3.461	$2.866	$3.050	$3.332	$3.062	$2.380	$2.206	$2.246	$2.063	$1.675
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Global Equity VIP Subaccount
Accumulation unit value at beginning of period	$2.534	$2.430	$2.517	$2.532	$2.159	$1.872	$2.167	$1.987	$1.563	$3.107
Accumulation unit value at end of period	$3.090	$2.534	$2.430	$2.517	$2.532	$2.159	$1.872	$2.167	$1.987	$1.563
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period	$9.321	$8.879	$9.166	$8.983	$8.411	$7.058	$7.285	$6.664	$5.494	$7.693
Accumulation unit value at end of period	$10.676	$9.321	$8.879	$9.166	$8.983	$8.411	$7.058	$7.285	$6.664	$5.494
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period	$2.835	$2.852	$2.902	$2.804	$2.943	$2.910	$2.755	$2.629	$2.475	$2.400
Accumulation unit value at end of period	$2.833	$2.835	$2.852	$2.902	$2.804	$2.943	$2.910	$2.755	$2.629	$2.475
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Government Money Market VIP Subaccount
Accumulation unit value at beginning of period	$2.433	$2.474	$2.517	$2.561	$2.605	$2.651	$2.697	$2.744	$2.783	$2.759
Accumulation unit value at end of period	$2.402	$2.433	$2.474	$2.517	$2.561	$2.605	$2.651	$2.697	$2.744	$2.783
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche High Income VIP Subaccount
Accumulation unit value at beginning of period	$11.591	$10.449	$11.126	$11.156	$10.798	$9.314	$9.127	$8.146	$5.921	$7.921
Accumulation unit value at end of period	$12.248	$11.591	$10.449	$11.126	$11.156	$10.798	$9.314	$9.127	$8.146	$5.921
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period	$3.177	$2.963	$3.043	$2.929	$2.087	$1.857	$1.967	$1.546	$1.119	$2.254
Accumulation unit value at end of period	$3.813	$3.177	$2.963	$3.043	$2.929	$2.087	$1.857	$1.967	$1.546	$1.119
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$4.152	$3.614	$3.749	$3.615	$2.720	$2.433	$2.636	$2.179	$1.709	$2.612
Accumulation unit value at end of period	$4.511	$4.152	$3.614	$3.749	$3.615	$2.720	$2.433	$2.636	$2.179	$1.709
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period	$28.202	$24.908	$25.998	$23.669	$17.879	$15.244	$15.480	$12.407	$9.329	$15.939
Accumulation unit value at end of period	$31.887	$28.202	$24.908	$25.998	$23.669	$17.879	$15.244	$15.480	$12.407	$9.329
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Sustainable U.S Equity Portfolio Subaccount
Accumulation unit value at beginning of period	$44.518	$41.038	$43.134	$38.684	$29.299	$26.624	$26.847	$23.792	$18.099	$28.084
Accumulation unit value at end of period	$50.464	$44.518	$41.038	$43.134	$38.684	$29.299	$26.624	$26.847	$23.792	$18.099
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$36.732	$36.259	$36.842	$35.420	$31.148	$28.177	$29.422	$26.200	$20.647	$29.473
Accumulation unit value at end of period	$41.194	$36.732	$36.259	$36.842	$35.420	$31.148	$28.177	$29.422	$26.200	$20.647
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$66.695	$62.829	$63.503	$57.720	$44.734	$39.100	$40.813	$35.427	$26.562	$47.017
Accumulation unit value at end of period	$79.892	$66.695	$62.829	$63.503	$57.720	$44.734	$39.100	$40.813	$35.427	$26.562
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$59.139	$50.985	$54.019	$50.556	$40.141	$34.819	$35.086	$31.003	$24.227	$42.989
Accumulation unit value at end of period	$65.620	$59.139	$50.985	$54.019	$50.556	$40.141	$34.819	$35.086	$31.003	$24.227
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$84.469	$85.261	$80.945	$74.001	$55.228	$48.999	$49.754	$40.768	$32.335	$62.277
Accumulation unit value at end of period	$112.190	$84.469	$85.261	$80.945	$74.001	$55.228	$48.999	$49.754	$40.768	$32.335
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$272.314	$247.690	$248.706	$222.819	$171.438	$150.494	$150.062	$132.744	$106.683	$172.302
Accumulation unit value at end of period	$325.759	$272.314	$247.690	$248.706	$222.819	$171.438	$150.494	$150.062	$132.744	$106.683
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount
Accumulation unit value at beginning of period	$29.499	$26.756	$28.256	$27.198	$21.685	$19.465	$20.409	$18.548	$15.304	$21.766
Accumulation unit value at end of period	$31.486	$29.499	$26.756	$28.256	$27.198	$21.685	$19.465	$20.409	$18.548	$15.304
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Subaccount
Accumulation unit value at beginning of period	$21.999	$19.286	$20.643	$19.607	$15.555	$13.854	$14.244	$13.034	$10.522	$17.023
Accumulation unit value at end of period	$23.427	$21.999	$19.286	$20.643	$19.607	$15.555	$13.854	$14.244	$13.034	$10.522
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount
Accumulation unit value at beginning of period	$24.486	$21.470	$22.672	$21.218	$16.647	$15.129	$14.522	$12.248	$10.620	$14.823
Accumulation unit value at end of period	$29.014	$24.486	$21.470	$22.672	$21.218	$16.647	$15.129	$14.522	$12.248	$10.620
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$33.767	$26.390	$28.993	$29.333	$21.907	$18.829	$19.907	$15.797	$12.445	$18.905
Accumulation unit value at end of period	$36.723	$33.767	$26.390	$28.993	$29.333	$21.907	$18.829	$19.907	$15.797	$12.445
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income VIP Subaccount
Accumulation unit value at beginning of period	$17.320	$16.326	$17.281	$17.262	$17.000	$15.342	$15.218	$13.960	$11.296	$12.949
Accumulation unit value at end of period	$17.799	$17.320	$16.326	$17.281	$17.262	$17.000	$15.342	$15.218	$13.960	$11.296
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Securities VIP Subaccount
Accumulation unit value at beginning of period	$12.018	$12.147	$12.302	$12.107	$12.601	$12.585	$12.116	$11.710	$11.557	$10.930
Accumulation unit value at end of period	$11.970	$12.018	$12.147	$12.302	$12.107	$12.601	$12.585	$12.116	$11.710	$11.557
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Subaccount
Accumulation unit value at beginning of period	$23.670	$20.507	$25.954	$28.827	$29.604	$26.620	$32.189	$27.853	$16.421	$35.329
Accumulation unit value at end of period	$32.666	$23.670	$20.507	$25.954	$28.827	$29.604	$26.620	$32.189	$27.853	$16.421
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Diversified Dividend Subaccount
Accumulation unit value at beginning of period	$11.647	$10.321	$10.289	$9.279	$7.205	$6.175	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.428	$11.647	$10.321	$10.289	$9.279	$7.205	$6.175	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A	N/A

Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period	$23.921	$27.489	$27.112	$23.052	$16.689	$14.046	$13.749	$13.286	$10.588	$15.093
Accumulation unit value at end of period	$27.231	$23.921	$27.489	$27.112	$23.052	$16.689	$14.046	$13.749	$13.286	$10.588
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period	$26.549	$26.473	$27.341	$24.270	$24.043	$19.095	$20.781	$17.993	$13.920	$25.588
Accumulation unit value at end of period	$29.499	$26.549	$26.473	$27.341	$24.270	$24.043	$19.095	$20.781	$17.993	$13.920
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Managed Volatility Subaccount
Accumulation unit value at beginning of period	$29.339	$26.986	$28.062	$23.682	$21.756	$21.367	$18.670	$17.870	$15.821	$23.798
Accumulation unit value at end of period	$31.880	$29.339	$26.986	$28.062	$23.682	$21.756	$21.367	$18.670	$17.870	$15.821
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

JPMorgan Insurance Trust MidCap Value Subaccount
Accumulation unit value at beginning of period	$25.700	$22.798	$23.830	$21.065	$16.200	$13.694	$13.638	$11.240	$8.942	$14.104
Accumulation unit value at end of period	$28.736	$25.700	$22.798	$23.830	$21.065	$16.200	$13.694	$13.638	$11.240	$8.942
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$33.846	$28.646	$30.773	$28.570	$20.429	$17.362	$18.551	$14.847	N/A	N/A
Accumulation unit value at end of period	$38.331	$33.846	$28.646	$30.773	$28.570	$20.429	$17.362	$18.551	$14.847	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$22.719	$20.836	$21.019	$18.777	$14.025	$12.131	$12.578	$11.268	$8.576	$13.384
Accumulation unit value at end of period	$27.315	$22.719	$20.836	$21.019	$18.777	$14.025	$12.131	$12.578	$11.268	$8.576
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Balanced Subaccount
Accumulation unit value at beginning of period	$58.371	$56.777	$57.414	$53.838	$45.591	$40.830	$40.873	$38.370	$31.013	$37.495
Accumulation unit value at end of period	$67.944	$58.371	$56.777	$57.414	$53.838	$45.591	$40.830	$40.873	$38.370	$31.013
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Enterprise Subaccount
Accumulation unit value at beginning of period	$70.042	$63.424	$62.034	$56.095	$43.116	$37.404	$38.606	$31.213	$21.929	$39.649
Accumulation unit value at end of period	$87.718	$70.042	$63.424	$62.034	$56.095	$43.116	$37.404	$38.606	$31.213	$21.929
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Global Research Subaccount
Accumulation unit value at beginning of period	$39.808	$39.683	$41.323	$39.133	$31.004	$26.272	$30.990	$27.221	$20.114	$36.986
Accumulation unit value at end of period	$49.701	$39.808	$39.683	$41.323	$39.133	$31.004	$26.272	$30.990	$27.221	$20.114
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Research Subaccount
Accumulation unit value at beginning of period	$39.598	$40.089	$38.720	$34.867	$27.219	$23.355	$25.094	$22.296	$16.638	$28.084
Accumulation unit value at end of period	$49.770	$39.598	$40.089	$38.720	$34.867	$27.219	$23.355	$25.094	$22.296	$16.638
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Mid Cap Value Subaccount
Accumulation unit value at beginning of period	$31.575	$27.050	$28.578	$26.815	$21.687	$19.918	$20.889	$18.423	$14.103	$19.902
Accumulation unit value at end of period	$35.264	$31.575	$27.050	$28.578	$26.815	$21.687	$19.918	$20.889	$18.423	$14.103
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period	$19.365	$20.193	$19.896	$17.584	$13.824	$12.360	$12.751	$11.887	$8.390	$15.712
Accumulation unit value at end of period	$24.077	$19.365	$20.193	$19.896	$17.584	$13.824	$12.360	$12.751	$11.887	$8.390
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Discovery Mid Cap Growth Subaccount
Accumulation unit value at beginning of period	$21.647	$21.577	$19.905	$14.933	$13.081	N/A	N/A	N/A	$8.390	$15.712
Accumulation unit value at end of period	$27.330	$21.647	$21.577	$19.905	$14.933	$13.081	N/A	N/A	N/A	$8.390
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period	$15.741	$15.072	$15.727	$15.614	$15.945	$14.340	$14.496	$12.851	$11.043	$13.140
Accumulation unit value at end of period	$16.405	$15.741	$15.072	$15.727	$15.614	$15.945	$14.340	$14.496	$12.851	$11.043
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Subaccount
Accumulation unit value at beginning of period	$27.155	$26.672	$27.159	$27.077	$21.695	$18.252	$20.302	$17.853	$13.036	$22.230
Accumulation unit value at end of period	$36.383	$27.155	$26.672	$27.159	$27.077	$21.695	$18.252	$20.302	$17.853	$13.036
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period	$23.406	$21.397	$21.116	$19.461	$15.065	$13.146	$13.418	$11.787	$9.370	$15.535
Accumulation unit value at end of period	$26.832	$23.406	$21.397	$21.116	$19.461	$15.065	$13.146	$13.418	$11.787	$9.370
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period	$33.601	$29.053	$31.480	$28.687	$20.757	$17.949	$18.709	$15.469	$11.499	$18.873
Accumulation unit value at end of period	$37.619	$33.601	$29.053	$31.480	$28.687	$20.757	$17.949	$18.709	$15.469	$11.499
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Small Mid Cap Growth Subaccount
Accumulation unit value at beginning of period	N/A	N/A	N/A	N/A	$14.933	$13.081	$13.199	$10.561	$8.125	$16.278
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$14.933	$13.081	$13.199	$10.561	$8.125
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	—	—
Voya Global Equity Subaccount
Accumulation unit value at beginning of period	$10.317	$9.925	$10.671	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.516	$10.317	$9.925	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
VY JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period	$20.729	$18.621	$22.439	$22.578	$24.308	$20.728	$25.736	$21.707	$12.840	$26.747
Accumulation unit value at end of period	$29.207	$20.729	$18.621	$22.439	$22.578	$24.308	$20.728	$25.736	$21.707	$12.840
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Additional Contract Options Elected (0.55%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.85% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.85%

Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008

Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period	$78.953	$81.081	$81.187	$74.504	$56.175	$52.079	$53.226	$47.810	$32.997	$62.417
Accumulation unit value at end of period	$99.590	$78.953	$81.081	$81.187	$74.504	$56.175	$52.079	$53.226	$47.810	$32.997
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	1	2	2	2	1
Alger MidCap Growth Subaccount
Accumulation unit value at beginning of period	$47.074	$47.480	$49.127	$46.325	$34.733	$30.442	$33.802	$28.837	$19.360	$47.354
Accumulation unit value at end of period	$59.992	$47.074	$47.480	$49.127	$46.325	$34.733	$30.442	$33.802	$28.837	$19.360
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	1	1	3	2	2
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period	$70.119	$67.219	$70.813	$71.809	$54.474	$49.319	$51.881	$42.173	$29.519	$56.307
Accumulation unit value at end of period	$88.631	$70.119	$67.219	$70.813	$71.809	$54.474	$49.319	$51.881	$42.173	$29.519
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$11.831	$10.618	$11.459	$10.373	$7.779	$6.905	$6.820	$6.085	$5.248	$8.172
Accumulation unit value at end of period	$13.997	$11.831	$10.618	$11.459	$10.373	$7.779	$6.905	$6.820	$6.085	$5.248
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	1	1	2	10	4	4	4
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$17.594	$14.872	$15.760	$14.194	$10.975	$9.756	$9.837	$8.833	$7.505	$10.440
Accumulation unit value at end of period	$18.786	$17.594	$14.872	$15.760	$14.194	$10.975	$9.756	$9.837	$8.833	$7.505
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	2	2	2	2	2	3
Deutsche Bond VIP Subaccount
Accumulation unit value at beginning of period	$9.027	$8.679	$8.866	$8.468	$8.894	$8.406	$8.101	$7.726	$7.149	$8.748
Accumulation unit value at end of period	$9.381	$9.027	$8.679	$8.866	$8.468	$8.894	$8.406	$8.101	$7.726	$7.149
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	4	—	—	—	—
Deutsche Capital Growth VIP Subaccount
Accumulation unit value at beginning of period	$37.967	$37.093	$34.781	$31.357	$23.719	$20.817	$22.194	$19.368	$15.549	$23.631
Accumulation unit value at end of period	$47.083	$37.967	$37.093	$34.781	$31.357	$23.719	$20.817	$22.194	$19.368	$15.549
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	2
Deutsche Core Equity VIP Subaccount
Accumulation unit value at beginning of period	$20.425	$18.829	$18.221	$16.595	$12.308	$10.825	$11.040	$9.829	$7.463	$12.322
Accumulation unit value at end of period	$24.271	$20.425	$18.829	$18.221	$16.595	$12.308	$10.825	$11.040	$9.829	$7.463
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Deutsche CROCI® International VIP Subaccount
Accumulation unit value at beginning of period	$11.728	$11.857	$12.776	$14.748	$12.493	$10.548	$12.892	$12.920	$9.856	$19.384
Accumulation unit value at end of period	$14.044	$11.728	$11.857	$12.776	$14.748	$12.493	$10.548	$12.892	$12.920	$9.856
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	1	1	1	1	1	2

Deutsche CROCI® U.S. VIP Subaccount
Accumulation unit value at beginning of period	$2.823	$3.007	$3.289	$3.025	$2.354	$2.184	$2.226	$2.047	$1.663	$2.663
Accumulation unit value at end of period	$3.406	$2.823	$3.007	$3.289	$3.025	$2.354	$2.184	$2.226	$2.047	$1.663
Number of accumulation units outstanding at end of period (000’s omitted)	2	6	6	8	8	12	16	14	14	21
Deutsche Global Equity VIP Subaccount
Accumulation unit value at beginning of period	$2.497	$2.396	$2.484	$2.501	$2.135	$1.853	$2.147	$1.971	$1.552	$3.088
Accumulation unit value at end of period	$3.041	$2.497	$2.396	$2.484	$2.501	$2.135	$1.853	$2.147	$1.971	$1.552
Number of accumulation units outstanding at end of period (000’s omitted)	0	4	4	4	4	4	4	4	4	4
Deutsche Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period	$9.855	$9.397	$9.711	$9.525	$8.318	$7.499	$7.748	$7.095	$5.854	$8.206
Accumulation unit value at end of period	$11.277	$9.855	$9.397	$9.711	$9.525	$8.318	$7.499	$7.748	$7.095	$5.854
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	3	3	4	4	0
Deutsche Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period	$2.793	$2.812	$2.865	$2.771	$2.911	$2.880	$2.730	$2.608	$2.458	$2.385
Accumulation unit value at end of period	$2.788	$2.793	$2.812	$2.865	$2.771	$2.911	$2.880	$2.730	$2.608	$2.458
Number of accumulation units outstanding at end of period (000’s omitted)	8	8	8	8	8	8	8	26	26	27
Deutsche Government Money Market VIP Subaccount
Accumulation unit value at beginning of period	$2.397	$2.440	$2.485	$2.530	$2.577	$2.624	$2.672	$2.722	$2.763	$2.742
Accumulation unit value at end of period	$2.364	$2.397	$2.440	$2.485	$2.530	$2.577	$2.624	$2.672	$2.722	$2.763
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	0	1	2	5	5	4
Deutsche High Income VIP Subaccount
Accumulation unit value at beginning of period	$11.722	$10.577	$11.273	$11.315	$10.679	$9.465	$9.284	$8.294	$6.035	$8.081
Accumulation unit value at end of period	$12.373	$11.722	$10.577	$11.273	$11.315	$10.679	$9.465	$9.284	$8.294	$6.035
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period	$3.130	$2.922	$3.003	$2.894	$2.064	$1.839	$1.949	$1.533	$1.111	$2.240
Accumulation unit value at end of period	$3.753	$3.130	$2.922	$3.003	$2.894	$2.064	$1.839	$1.949	$1.533	$1.111
Number of accumulation units outstanding at end of period (000’s omitted)	5	13	12	7	7	6	11	13	13	12
Deutsche Small Mid Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$4.091	$3.564	$3.701	$3.572	$2.690	$2.408	$2.612	$2.161	$1.697	$2.596
Accumulation unit value at end of period	$4.439	$4.091	$3.564	$3.701	$3.572	$2.690	$2.408	$2.612	$2.161	$1.697
Number of accumulation units outstanding at end of period (000’s omitted)	3	13	13	13	12	12	11	12	13	12
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period	$27.826	$24.600	$25.701	$23.422	$17.710	$15.115	$15.364	$12.326	$9.277	$15.866
Accumulation unit value at end of period	$31.431	$27.826	$24.600	$25.701	$23.422	$17.710	$15.115	$15.364	$12.326	$9.277
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	2	3	1	1	1
Dreyfus Sustainable U.S Equity Portfolio Subaccount
Accumulation unit value at beginning of period	$43.855	$40.467	$42.576	$38.221	$28.976	$26.357	$26.604	$23.600	$17.970	$27.912
Accumulation unit value at end of period	$49.664	$43.855	$40.467	$42.576	$38.221	$28.976	$26.357	$26.604	$23.600	$17.970
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$36.185	$35.755	$36.365	$34.996	$30.805	$27.894	$29.156	$25.988	$20.500	$29.292
Accumulation unit value at end of period	$40.541	$36.185	$35.755	$36.365	$34.996	$30.805	$27.894	$29.156	$25.988	$20.500
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	1	1	1

Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$65.703	$61.955	$62.681	$57.029	$44.241	$38.708	$40.444	$35.141	$26.373	$46.728
Accumulation unit value at end of period	$78.626	$65.703	$61.955	$62.681	$57.029	$44.241	$38.708	$40.444	$35.141	$26.373
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	3	3	3	3	3
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$58.259	$50.275	$53.319	$49.951	$39.700	$34.470	$34.768	$30.752	$24.055	$42.725
Accumulation unit value at end of period	$64.580	$58.259	$50.275	$53.319	$49.951	$39.700	$34.470	$34.768	$30.752	$24.055
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	2	2	3	3	3
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$83.212	$84.074	$79.897	$73.115	$54.620	$48.507	$49.303	$40.439	$32.105	$61.895
Accumulation unit value at end of period	$110.412	$83.212	$84.074	$79.897	$73.115	$54.620	$48.507	$49.303	$40.439	$32.105
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	1	1	2	1	1	1	1
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$268.262	$244.244	$245.487	$220.151	$169.552	$148.984	$148.703	$131.671	$105.924	$171.245
Accumulation unit value at end of period	$320.598	$268.262	$244.244	$245.487	$220.151	$169.552	$148.984	$148.703	$131.671	$105.924
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Franklin Mutual Global Discovery VIP Subaccount
Accumulation unit value at beginning of period	$29.106	$26.425	$27.934	$26.914	$21.480	$19.300	$20.256	$18.427	$15.219	$21.666
Accumulation unit value at end of period	$31.036	$29.106	$26.425	$27.934	$26.914	$21.480	$19.300	$20.256	$18.427	$15.219
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	1	1	2	1	3	3	2
Franklin Mutual Shares VIP Subaccount
Accumulation unit value at beginning of period	$21.706	$19.048	$20.407	$19.403	$15.407	$13.737	$14.137	$12.949	$10.463	$16.945
Accumulation unit value at end of period	$23.092	$21.706	$19.048	$20.407	$19.403	$15.407	$13.737	$14.137	$12.949	$10.463
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1	1	1
Franklin Rising Dividends VIP Subaccount
Accumulation unit value at beginning of period	$24.160	$21.204	$22.414	$20.997	$16.490	$15.001	$14.413	$12.168	$10.561	$14.755
Accumulation unit value at end of period	$28.599	$24.160	$21.204	$22.414	$20.997	$16.490	$15.001	$14.413	$12.168	$10.561
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	3	3	3
Franklin Small Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$33.317	$26.063	$28.663	$29.027	$21.700	$18.670	$19.757	$15.693	$12.376	$18.818
Accumulation unit value at end of period	$36.198	$33.317	$26.063	$28.663	$29.027	$21.700	$18.670	$19.757	$15.693	$12.376
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	1	1	1	3	1	1	1
Franklin Strategic Income VIP Subaccount
Accumulation unit value at beginning of period	$17.089	$16.124	$17.084	$17.082	$16.839	$15.212	$15.104	$13.869	$11.233	$12.889
Accumulation unit value at end of period	$17.544	$17.089	$16.124	$17.084	$17.082	$16.839	$15.212	$15.104	$13.869	$11.233
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	2	2	1	1	1
Franklin U.S. Government Securities VIP Subaccount
Accumulation unit value at beginning of period	$11.858	$11.997	$12.161	$11.981	$12.482	$12.478	$12.025	$11.633	$11.493	$10.879
Accumulation unit value at end of period	$11.799	$11.858	$11.997	$12.161	$11.981	$12.482	$12.478	$12.025	$11.633	$11.493
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	2	2	2	2	1
Templeton Developing Markets VIP Subaccount
Accumulation unit value at beginning of period	$23.355	$20.253	$25.658	$28.526	$29.324	$26.394	$31.948	$27.672	$16.329	$35.168
Accumulation unit value at end of period	$32.199	$23.355	$20.253	$25.658	$28.526	$29.324	$26.394	$31.948	$27.672	$16.329
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Diversified Dividend Subaccount
Accumulation unit value at beginning of period	$11.491	$10.193	$10.172	$9.182	$7.137	$6.123	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.250	$11.491	$10.193	$10.172	$9.182	$7.137	$6.123	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A	N/A
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period	$23.602	$27.149	$26.803	$22.812	$16.531	$13.927	$13.646	$13.199	$10.529	$15.024
Accumulation unit value at end of period	$26.842	$23.602	$27.149	$26.803	$22.812	$16.531	$13.927	$13.646	$13.199	$10.529
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	—	—	—

Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period	$26.195	$26.145	$27.029	$24.017	$23.815	$18.933	$20.625	$17.876	$13.842	$25.471
Accumulation unit value at end of period	$29.077	$26.195	$26.145	$27.029	$24.017	$23.815	$18.933	$20.625	$17.876	$13.842
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	1	—	—	—	—
Invesco V.I. Managed Volatility Subaccount
Accumulation unit value at beginning of period	$28.947	$26.652	$27.742	$23.435	$21.550	$21.186	$18.530	$17.754	$15.733	$23.689
Accumulation unit value at end of period	$31.424	$28.947	$26.652	$27.742	$23.435	$21.550	$21.186	$18.530	$17.754	$15.733
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	—	—	—

JPMorgan Insurance Trust MidCap Value Subaccount
Accumulation unit value at beginning of period	$25.373	$22.530	$23.573	$20.858	$16.057	$13.586	$13.544	$11.174	$8.898	$14.048
Accumulation unit value at end of period	$28.343	$25.373	$22.530	$23.573	$20.858	$16.057	$13.586	$13.544	$11.174	$8.898
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	1	0	—	—	—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$33.342	$28.247	$30.374	$28.228	$20.204	$17.188	$18.382	$14.727	N/A	N/A
Accumulation unit value at end of period	$37.723	$33.342	$28.247	$30.374	$28.228	$20.204	$17.188	$18.382	$14.727	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	1	1	1	1	N/A
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$22.430	$20.591	$20.792	$18.592	$13.901	$12.035	$12.491	$11.201	$8.534	$13.331
Accumulation unit value at end of period	$26.941	$22.430	$20.591	$20.792	$18.592	$13.901	$12.035	$12.491	$11.201	$8.534
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	1	—	—	—	—
Janus Henderson Balanced Subaccount
Accumulation unit value at beginning of period	$57.503	$55.987	$56.671	$53.194	$45.090	$40.421	$40.503	$38.060	$30.793	$37.265
Accumulation unit value at end of period	$66.868	$57.503	$55.987	$56.671	$53.194	$45.090	$40.421	$40.503	$38.060	$30.793
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	1	1	1	1	3	3	2
Janus Henderson Enterprise Subaccount
Accumulation unit value at beginning of period	$69.000	$62.541	$61.231	$55.423	$42.641	$37.029	$38.256	$30.960	$21.773	$39.406
Accumulation unit value at end of period	$86.328	$69.000	$62.541	$61.231	$55.423	$42.641	$37.029	$38.256	$30.960	$21.773
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Janus Henderson Global Research Subaccount
Accumulation unit value at beginning of period	$39.216	$39.131	$40.788	$38.664	$30.663	$26.008	$30.709	$27.001	$19.971	$36.759
Accumulation unit value at end of period	$48.913	$39.216	$39.131	$40.788	$38.664	$30.663	$26.008	$30.709	$27.001	$19.971
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	1	1	1	1	1
Janus Henderson Mid Cap Value Subaccount
Accumulation unit value at beginning of period	$31.154	$26.716	$28.252	$26.536	$21.482	$19.749	$20.732	$18.303	$14.025	$19.811
Accumulation unit value at end of period	$34.759	$31.154	$26.716	$28.252	$26.536	$21.482	$19.749	$20.732	$18.303	$14.025
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0	0	0
Janus Henderson Research Subaccount
Accumulation unit value at beginning of period	$39.009	$39.531	$38.219	$34.449	$26.920	$23.121	$24.866	$22.115	$16.519	$27.912
Accumulation unit value at end of period	$48.982	$39.009	$39.531	$38.219	$34.449	$26.920	$23.121	$24.866	$22.115	$16.519
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	2	2	2	2	2

Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period	$19.106	$19.943	$19.670	$17.401	$13.693	$12.255	$12.655	$11.809	$8.344	$15.640
Accumulation unit value at end of period	$23.733	$19.106	$19.943	$19.670	$17.401	$13.693	$12.255	$12.655	$11.809	$8.344
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	4	4	—
Oppenheimer Discovery Mid Cap Growth Subaccount
Accumulation unit value at beginning of period	$21.359	$21.310	$19.698	$14.792	$12.970	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$26.939	$21.359	$21.310	$19.698	$14.792	$12.970	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A	N/A
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period	$15.531	$14.885	$15.548	$15.451	$15.795	$14.218	$14.387	$12.767	$10.982	$13.079
Accumulation unit value at end of period	$16.171	$15.531	$14.885	$15.548	$15.451	$15.795	$14.218	$14.387	$12.767	$10.982
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	0	0	0	1
Oppenheimer Global Subaccount
Accumulation unit value at beginning of period	N/A	N/A	N/A	N/A	N/A	$3.458	$3.614	$3.217	$2.601	$12.365
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$3.836	$3.458	$3.614	$3.217	$2.601
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	0	2	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period	$33.153	$28.694	$31.121	$28.388	$20.560	$17.797	$18.568	$15.368	$11.435	$18.786
Accumulation unit value at end of period	$37.080	$33.153	$28.694	$31.121	$28.388	$20.560	$17.797	$18.568	$15.368	$11.435
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	2	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period	N/A	N/A	N/A	N/A	$14.792	$12.970	$13.100	$10.492	$8.080	$16.204
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$14.792	$12.970	$13.100	$10.492	$8.080
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—	—	—
Voya Global Equity Subaccount
Accumulation unit value at beginning of period	$20.504	$18.438	$22.239	$22.400	$24.140	$20.604	$25.607	$21.620	$12.801	$26.693
Accumulation unit value at end of period	$28.863	$20.504	$18.438	$22.239	$22.400	$24.140	$20.604	$25.607	$21.620	$12.801
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	0	0	0	0
VY JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period	$20.504	$18.438	$22.239	$22.400	$24.140	$20.604	$25.607	$21.620	$12.801	$26.693
Accumulation unit value at end of period	$28.863	$20.504	$18.438	$22.239	$22.400	$24.140	$20.604	$25.607	$21.620	$12.801
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Additional Contract Options Elected (0.55%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.85% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.85%

Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008

Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period	$78.953	$81.081	$81.187	$74.504	$56.175	$52.079	$53.226	$47.810	$32.997	$62.417
Accumulation unit value at end of period	$99.590	$78.953	$81.081	$81.187	$74.504	$56.175	$52.079	$53.226	$47.810	$32.997
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount
Accumulation unit value at beginning of period	$47.074	$47.480	$49.127	$46.325	$34.733	$30.442	$33.802	$28.837	$19.360	$47.354
Accumulation unit value at end of period	$59.992	$47.074	$47.480	$49.127	$46.325	$34.733	$30.442	$33.802	$28.837	$19.360
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period	$70.119	$67.219	$70.813	$71.809	$54.474	$49.319	$51.881	$42.173	$29.519	$56.307
Accumulation unit value at end of period	$88.631	$70.119	$67.219	$70.813	$71.809	$54.474	$49.319	$51.881	$42.173	$29.519
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$11.831	$10.618	$11.459	$10.373	$7.779	$6.905	$6.820	$6.085	$5.248	$8.172
Accumulation unit value at end of period	$13.997	$11.831	$10.618	$11.459	$10.373	$7.779	$6.905	$6.820	$6.085	$5.248
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$17.594	$14.872	$15.760	$14.194	$10.975	$9.756	$9.837	$8.833	$7.505	$10.440
Accumulation unit value at end of period	$18.786	$17.594	$14.872	$15.760	$14.194	$10.975	$9.756	$9.837	$8.833	$7.505
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Bond VIP Subaccount
Accumulation unit value at beginning of period	$9.027	$8.679	$8.866	$8.468	$8.894	$8.406	$8.101	$7.726	$7.149	$8.748
Accumulation unit value at end of period	$9.381	$9.027	$8.679	$8.866	$8.468	$8.894	$8.406	$8.101	$7.726	$7.149
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Capital Growth VIP Subaccount
Accumulation unit value at beginning of period	$37.967	$37.093	$34.781	$31.357	$23.719	$20.817	$22.194	$19.368	$15.549	$23.631
Accumulation unit value at end of period	$47.083	$37.967	$37.093	$34.781	$31.357	$23.719	$20.817	$22.194	$19.368	$15.549
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Core Equity VIP Subaccount
Accumulation unit value at beginning of period	$20.425	$18.829	$18.221	$16.595	$12.308	$10.825	$11.040	$9.829	$7.463	$12.322
Accumulation unit value at end of period	$24.271	$20.425	$18.829	$18.221	$16.595	$12.308	$10.825	$11.040	$9.829	$7.463
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® International VIP Subaccount
Accumulation unit value at beginning of period	$11.728	$11.857	$12.776	$14.748	$12.493	$10.548	$12.892	$12.920	$9.856	$19.384
Accumulation unit value at end of period	$14.044	$11.728	$11.857	$12.776	$14.748	$12.493	$10.548	$12.892	$12.920	$9.856
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Deutsche CROCI® U.S. VIP Subaccount
Accumulation unit value at beginning of period	$2.823	$3.007	$3.289	$3.025	$2.354	$2.184	$2.226	$2.047	$1.663	$2.663
Accumulation unit value at end of period	$3.406	$2.823	$3.007	$3.289	$3.025	$2.354	$2.184	$2.226	$2.047	$1.663
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	5	5	5	5	5
Deutsche Global Equity VIP Subaccount
Accumulation unit value at beginning of period	$2.497	$2.396	$2.484	$2.501	$2.135	$1.853	$2.147	$1.971	$1.552	$3.088
Accumulation unit value at end of period	$3.041	$2.497	$2.396	$2.484	$2.501	$2.135	$1.853	$2.147	$1.971	$1.552
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period	$9.182	$8.755	$9.048	$8.875	$8.318	$6.987	$7.219	$6.611	$5.455	$7.645
Accumulation unit value at end of period	$10.507	$9.182	$8.755	$9.048	$8.875	$8.318	$6.987	$7.219	$6.611	$5.455
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period	$2.793	$2.812	$2.865	$2.771	$2.911	$2.880	$2.730	$2.608	$2.458	$2.385
Accumulation unit value at end of period	$2.788	$2.793	$2.812	$2.865	$2.771	$2.911	$2.880	$2.730	$2.608	$2.458
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Government Money Market VIP Subaccount
Accumulation unit value at beginning of period	$2.397	$2.440	$2.485	$2.530	$2.577	$2.624	$2.672	$2.722	$2.763	$2.742
Accumulation unit value at end of period	$2.364	$2.397	$2.440	$2.485	$2.530	$2.577	$2.624	$2.672	$2.722	$2.763
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	1	10	10	10	10
Deutsche High Income VIP Subaccount
Accumulation unit value at beginning of period	$11.419	$10.304	$10.982	$11.022	$10.679	$9.221	$9.044	$8.080	$5.879	$7.872
Accumulation unit value at end of period	$12.054	$11.419	$10.304	$10.982	$11.022	$10.679	$9.221	$9.044	$8.080	$5.879
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period	$3.130	$2.922	$3.003	$2.894	$2.064	$1.839	$1.949	$1.533	$1.111	$2.240
Accumulation unit value at end of period	$3.753	$3.130	$2.922	$3.003	$2.894	$2.064	$1.839	$1.949	$1.533	$1.111
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	—	—	—	—	—	—	—
Deutsche Small Mid Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$4.091	$3.564	$3.701	$3.572	$2.690	$2.408	$2.612	$2.161	$1.697	$2.596
Accumulation unit value at end of period	$4.439	$4.091	$3.564	$3.701	$3.572	$2.690	$2.408	$2.612	$2.161	$1.697
Number of accumulation units outstanding at end of period (000’s omitted)	2	6	6	6	6	6	12	12	11	11
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period	$27.826	$24.600	$25.701	$23.422	$17.710	$15.115	$15.364	$12.326	$9.277	$15.866
Accumulation unit value at end of period	$31.431	$27.826	$24.600	$25.701	$23.422	$17.710	$15.115	$15.364	$12.326	$9.277
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Sustainable U.S Equity Portfolio Subaccount
Accumulation unit value at beginning of period	$43.855	$40.467	$42.576	$38.221	$28.976	$26.357	$26.604	$23.600	$17.970	$27.912
Accumulation unit value at end of period	$49.664	$43.855	$40.467	$42.576	$38.221	$28.976	$26.357	$26.604	$23.600	$17.970
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$36.185	$35.755	$36.365	$34.996	$30.805	$27.894	$29.156	$25.988	$20.500	$29.292
Accumulation unit value at end of period	$40.541	$36.185	$35.755	$36.365	$34.996	$30.805	$27.894	$29.156	$25.988	$20.500
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$65.703	$61.955	$62.681	$57.029	$44.241	$38.708	$40.444	$35.141	$26.373	$46.728
Accumulation unit value at end of period	$78.626	$65.703	$61.955	$62.681	$57.029	$44.241	$38.708	$40.444	$35.141	$26.373
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$58.259	$50.275	$53.319	$49.951	$39.700	$34.470	$34.768	$30.752	$24.055	$42.725
Accumulation unit value at end of period	$64.580	$58.259	$50.275	$53.319	$49.951	$39.700	$34.470	$34.768	$30.752	$24.055
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$83.212	$84.074	$79.897	$73.115	$54.620	$48.507	$49.303	$40.439	$32.105	$61.895
Accumulation unit value at end of period	$110.412	$83.212	$84.074	$79.897	$73.115	$54.620	$48.507	$49.303	$40.439	$32.105
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$268.262	$244.244	$245.487	$220.151	$169.552	$148.984	$148.703	$131.671	$105.924	$171.245
Accumulation unit value at end of period	$320.598	$268.262	$244.244	$245.487	$220.151	$169.552	$148.984	$148.703	$131.671	$105.924
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount
Accumulation unit value at beginning of period	$29.106	$26.425	$27.934	$26.914	$21.480	$19.300	$20.256	$18.427	$15.219	$21.666
Accumulation unit value at end of period	$31.036	$29.106	$26.425	$27.934	$26.914	$21.480	$19.300	$20.256	$18.427	$15.219
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Subaccount
Accumulation unit value at beginning of period	$21.706	$19.048	$20.407	$19.403	$15.407	$13.737	$14.137	$12.949	$10.463	$16.945
Accumulation unit value at end of period	$23.092	$21.706	$19.048	$20.407	$19.403	$15.407	$13.737	$14.137	$12.949	$10.463
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount
Accumulation unit value at beginning of period	$24.160	$21.204	$22.414	$20.997	$16.490	$15.001	$14.413	$12.168	$10.561	$14.755
Accumulation unit value at end of period	$28.599	$24.160	$21.204	$22.414	$20.997	$16.490	$15.001	$14.413	$12.168	$10.561
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$33.317	$26.063	$28.663	$29.027	$21.700	$18.670	$19.757	$15.693	$12.376	$18.818
Accumulation unit value at end of period	$36.198	$33.317	$26.063	$28.663	$29.027	$21.700	$18.670	$19.757	$15.693	$12.376
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income VIP Subaccount
Accumulation unit value at beginning of period	$17.089	$16.124	$17.084	$17.082	$16.839	$15.212	$15.104	$13.869	$11.233	$12.889
Accumulation unit value at end of period	$17.544	$17.089	$16.124	$17.084	$17.082	$16.839	$15.212	$15.104	$13.869	$11.233
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Securities VIP Subaccount
Accumulation unit value at beginning of period	$11.858	$11.997	$12.161	$11.981	$12.482	$12.478	$12.025	$11.633	$11.493	$10.879
Accumulation unit value at end of period	$11.799	$11.858	$11.997	$12.161	$11.981	$12.482	$12.478	$12.025	$11.633	$11.493
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Subaccount
Accumulation unit value at beginning of period	$23.355	$20.253	$25.658	$28.526	$29.324	$26.394	$31.948	$27.672	$16.329	$35.168
Accumulation unit value at end of period	$32.199	$23.355	$20.253	$25.658	$28.526	$29.324	$26.394	$31.948	$27.672	$16.329
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Diversified Dividend Subaccount
Accumulation unit value at beginning of period	$11.491	$10.193	$10.172	$9.182	$7.137	$6.123	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.250	$11.491	$10.193	$10.172	$9.182	$7.137	$6.123	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A	N/A
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period	$23.602	$27.149	$26.803	$22.812	$16.531	$13.927	$13.646	$13.199	$10.529	$15.024
Accumulation unit value at end of period	$26.842	$23.602	$27.149	$26.803	$22.812	$16.531	$13.927	$13.646	$13.199	$10.529
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period	$26.195	$26.145	$27.029	$24.017	$23.815	$18.933	$20.625	$17.876	$13.842	$25.471
Accumulation unit value at end of period	$29.077	$26.195	$26.145	$27.029	$24.017	$23.815	$18.933	$20.625	$17.876	$13.842
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Managed Volatility Subaccount
Accumulation unit value at beginning of period	$28.947	$26.652	$27.742	$23.435	$21.550	$21.186	$18.530	$17.754	$15.733	$23.689
Accumulation unit value at end of period	$31.424	$28.947	$26.652	$27.742	$23.435	$21.550	$21.186	$18.530	$17.754	$15.733
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

JPMorgan Insurance Trust MidCap Value Subaccount
Accumulation unit value at beginning of period	$25.373	$22.530	$23.573	$20.858	$16.057	$13.586	$13.544	$11.174	$8.898	$14.048
Accumulation unit value at end of period	$28.343	$25.373	$22.530	$23.573	$20.858	$16.057	$13.586	$13.544	$11.174	$8.898
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$33.342	$28.247	$30.374	$28.228	$20.204	$17.188	$18.382	$14.727	N/A	N/A
Accumulation unit value at end of period	$37.723	$33.342	$28.247	$30.374	$28.228	$20.204	$17.188	$18.382	$14.727	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$22.430	$20.591	$20.792	$18.592	$13.901	$12.035	$12.491	$11.201	$8.534	$13.331
Accumulation unit value at end of period	$26.941	$22.430	$20.591	$20.792	$18.592	$13.901	$12.035	$12.491	$11.201	$8.534
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Balanced Subaccount
Accumulation unit value at beginning of period	$57.503	$55.987	$56.671	$53.194	$45.090	$40.421	$40.503	$38.060	$30.793	$37.265
Accumulation unit value at end of period	$66.868	$57.503	$55.987	$56.671	$53.194	$45.090	$40.421	$40.503	$38.060	$30.793
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Enterprise Subaccount
Accumulation unit value at beginning of period	$69.000	$62.541	$61.231	$55.423	$42.641	$37.029	$38.256	$30.960	$21.773	$39.406
Accumulation unit value at end of period	$86.328	$69.000	$62.541	$61.231	$55.423	$42.641	$37.029	$38.256	$30.960	$21.773
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Global Research Subaccount
Accumulation unit value at beginning of period	$39.216	$39.131	$40.788	$38.664	$30.663	$26.008	$30.709	$27.001	$19.971	$36.759
Accumulation unit value at end of period	$48.913	$39.216	$39.131	$40.788	$38.664	$30.663	$26.008	$30.709	$27.001	$19.971
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Mid Cap Value Subaccount
Accumulation unit value at beginning of period	$31.154	$26.716	$28.252	$26.536	$21.482	$19.749	$20.732	$18.303	$14.025	$19.811
Accumulation unit value at end of period	$34.759	$31.154	$26.716	$28.252	$26.536	$21.482	$19.749	$20.732	$18.303	$14.025
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Research Subaccount
Accumulation unit value at beginning of period	$39.009	$39.531	$38.219	$34.449	$26.920	$23.121	$24.866	$22.115	$16.519	$27.912
Accumulation unit value at end of period	$48.982	$39.009	$39.531	$38.219	$34.449	$26.920	$23.121	$24.866	$22.115	$16.519
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period	$19.106	$19.943	$19.670	$17.401	$13.693	$12.255	$12.655	$11.809	$8.344	$15.640
Accumulation unit value at end of period	$23.733	$19.106	$19.943	$19.670	$17.401	$13.693	$12.255	$12.655	$11.809	$8.344
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Discovery Mid Cap Growth Subaccount
Accumulation unit value at beginning of period	$21.359	$21.310	$19.698	$14.792	$12.970	N/A	N/A	N/A	$8.344	$15.640
Accumulation unit value at end of period	$26.939	$21.359	$21.310	$19.698	$14.792	$12.970	N/A	N/A	N/A	$8.344
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period	$15.531	$14.885	$15.548	$15.451	$15.795	$14.218	$14.387	$12.767	$10.982	$13.079
Accumulation unit value at end of period	$16.171	$15.531	$14.885	$15.548	$15.451	$15.795	$14.218	$14.387	$12.767	$10.982
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Subaccount
Accumulation unit value at beginning of period	N/A	N/A	N/A	N/A	$3.836	$3.458	$3.614	$3.217	$10.982	$13.079
Accumulation unit value at end of period	N/A	N/A	N/A	N/A	N/A	$3.836	$3.458	$3.614	$3.217	$10.982
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period	$23.094	$21.133	$20.875	$19.258	$14.923	$13.034	$13.317	$11.710	$9.318	$15.464
Accumulation unit value at end of period	$26.448	$23.094	$21.133	$20.875	$19.258	$14.923	$13.034	$13.317	$11.710	$9.318
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period	$33.153	$28.694	$31.121	$28.388	$20.560	$17.797	$18.568	$15.368	$11.435	$18.786
Accumulation unit value at end of period	$37.080	$33.153	$28.694	$31.121	$28.388	$20.560	$17.797	$18.568	$15.368	$11.435
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Voya Global Equity Subaccount
Accumulation unit value at beginning of period	$10.216	$9.838	$10.586	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.382	$10.216	$9.838	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
VY JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period	$20.504	$18.438	$22.239	$22.400	$24.140	$20.604	$25.607	$21.620	$12.801	$26.693
Accumulation unit value at end of period	$28.863	$20.504	$18.438	$22.239	$22.400	$24.140	$20.604	$25.607	$21.620	$12.801
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Additional Contract Options Elected (0.65%)

Guaranteed Minimum Death Benefit, Earnings Based Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.95% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.95%

Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008

Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period	$77.779	$79.954	$80.137	$73.613	$55.557	$51.557	$52.744	$47.423	$32.762	$62.035
Accumulation unit value at end of period	$98.014	$77.779	$79.954	$80.137	$73.613	$55.557	$51.557	$52.744	$47.423	$32.762
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount
Accumulation unit value at beginning of period	$46.374	$46.820	$48.492	$45.770	$34.351	$30.137	$33.496	$28.604	$19.223	$47.064
Accumulation unit value at end of period	$59.042	$46.374	$46.820	$48.492	$45.770	$34.351	$30.137	$33.496	$28.604	$19.223
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period	$69.077	$66.285	$69.897	$70.950	$53.875	$48.825	$51.412	$41.832	$29.310	$55.962
Accumulation unit value at end of period	$87.228	$69.077	$66.285	$69.897	$70.950	$53.875	$48.825	$51.412	$41.832	$29.310
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$11.656	$10.470	$11.310	$10.249	$7.693	$6.836	$6.758	$6.036	$5.211	$8.122
Accumulation unit value at end of period	$13.776	$11.656	$10.470	$11.310	$10.249	$7.693	$6.836	$6.758	$6.036	$5.211
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$17.332	$14.666	$15.556	$14.025	$10.854	$9.659	$9.748	$8.762	$7.452	$10.376
Accumulation unit value at end of period	$18.489	$17.332	$14.666	$15.556	$14.025	$10.854	$9.659	$9.748	$8.762	$7.452
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Bond VIP Subaccount
Accumulation unit value at beginning of period	$8.893	$8.559	$8.751	$8.367	$8.797	$8.332	$8.027	$7.663	$7.098	$8.695
Accumulation unit value at end of period	$9.232	$8.893	$8.559	$8.751	$8.367	$8.797	$8.332	$8.027	$7.663	$7.098
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Capital Growth VIP Subaccount
Accumulation unit value at beginning of period	$37.402	$36.577	$34.331	$30.982	$23.458	$20.609	$21.993	$19.212	$15.438	$23.486
Accumulation unit value at end of period	$46.338	$37.402	$36.577	$34.331	$30.982	$23.458	$20.609	$21.993	$19.212	$15.438
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Core Equity VIP Subaccount
Accumulation unit value at beginning of period	$20.192	$18.632	$18.049	$16.455	$12.216	$10.754	$10.979	$9.784	$7.436	$12.290
Accumulation unit value at end of period	$23.971	$20.192	$18.632	$18.049	$16.455	$12.216	$10.754	$10.979	$9.784	$7.436
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® International VIP Subaccount
Accumulation unit value at beginning of period	$11.553	$11.692	$12.611	$14.572	$12.356	$10.442	$12.775	$12.816	$9.786	$19.266
Accumulation unit value at end of period	$13.822	$11.553	$11.692	$12.611	$14.572	$12.356	$10.442	$12.775	$12.816	$9.786
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Deutsche CROCI® U.S. VIP Subaccount
Accumulation unit value at beginning of period	$2.781	$2.965	$3.246	$2.989	$2.328	$2.162	$2.206	$2.030	$1.651	$2.646
Accumulation unit value at end of period	$3.352	$2.781	$2.965	$3.246	$2.989	$2.328	$2.162	$2.206	$2.030	$1.651
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Global Equity VIP Subaccount
Accumulation unit value at beginning of period	$2.459	$2.363	$2.452	$2.472	$2.112	$1.835	$2.127	$1.955	$1.541	$3.069
Accumulation unit value at end of period	$2.993	$2.459	$2.363	$2.452	$2.472	$2.112	$1.835	$2.127	$1.955	$1.541
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period	$9.709	$9.266	$9.585	$9.411	$8.227	$7.424	$7.678	$7.038	$5.813	$8.155
Accumulation unit value at end of period	$11.099	$9.709	$9.266	$9.585	$9.411	$8.227	$7.424	$7.678	$7.038	$5.813
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period	$2.751	$2.773	$2.828	$2.738	$2.879	$2.852	$2.705	$2.587	$2.440	$2.371
Accumulation unit value at end of period	$2.744	$2.751	$2.773	$2.828	$2.738	$2.879	$2.852	$2.705	$2.587	$2.440
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Government Money Market VIP Subaccount
Accumulation unit value at beginning of period	$2.361	$2.406	$2.452	$2.500	$2.548	$2.598	$2.648	$2.700	$2.743	$2.725
Accumulation unit value at end of period	$2.327	$2.361	$2.406	$2.452	$2.500	$2.548	$2.598	$2.648	$2.700	$2.743
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche High Income VIP Subaccount
Accumulation unit value at beginning of period	$11.547	$10.430	$11.127	$11.180	$10.562	$9.371	$9.200	$8.227	$5.992	$8.031
Accumulation unit value at end of period	$12.178	$11.547	$10.430	$11.127	$11.180	$10.562	$9.371	$9.200	$8.227	$5.992
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Growth VIP Subaccount
Accumulation unit value at beginning of period	$3.083	$2.882	$2.964	$2.859	$2.042	$1.820	$1.931	$1.521	$1.103	$2.227
Accumulation unit value at end of period	$3.693	$3.083	$2.882	$2.964	$2.859	$2.042	$1.820	$1.931	$1.521	$1.103
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$4.030	$3.515	$3.653	$3.529	$2.660	$2.384	$2.588	$2.144	$1.685	$2.580
Accumulation unit value at end of period	$4.369	$4.030	$3.515	$3.653	$3.529	$2.660	$2.384	$2.588	$2.144	$1.685
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period	$27.455	$24.295	$25.409	$23.178	$17.543	$14.987	$15.248	$12.246	$9.225	$15.794
Accumulation unit value at end of period	$30.982	$27.455	$24.295	$25.409	$23.178	$17.543	$14.987	$15.248	$12.246	$9.225
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Sustainable U.S Equity Portfolio Subaccount
Accumulation unit value at beginning of period	$43.204	$39.904	$42.025	$37.764	$28.658	$26.093	$26.363	$23.409	$17.843	$27.741
Accumulation unit value at end of period	$48.878	$43.204	$39.904	$42.025	$37.764	$28.658	$26.093	$26.363	$23.409	$17.843
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$35.647	$35.258	$35.895	$34.577	$30.466	$27.615	$28.892	$25.778	$20.355	$29.113
Accumulation unit value at end of period	$39.900	$35.647	$35.258	$35.895	$34.577	$30.466	$27.615	$28.892	$25.778	$20.355
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$64.726	$61.094	$61.870	$56.347	$43.755	$38.320	$40.078	$34.857	$26.186	$46.442
Accumulation unit value at end of period	$77.382	$64.726	$61.094	$61.870	$56.347	$43.755	$38.320	$40.078	$34.857	$26.186
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$57.393	$49.576	$52.630	$49.353	$39.263	$34.124	$34.454	$30.504	$23.884	$42.463
Accumulation unit value at end of period	$63.558	$57.393	$49.576	$52.630	$49.353	$39.263	$34.124	$34.454	$30.504	$23.884
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$81.975	$82.906	$78.864	$72.240	$54.019	$48.021	$48.857	$40.112	$31.877	$61.516
Accumulation unit value at end of period	$108.665	$81.975	$82.906	$78.864	$72.240	$54.019	$48.021	$48.857	$40.112	$31.877
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$264.274	$240.849	$242.312	$217.517	$167.688	$147.492	$147.357	$130.607	$105.172	$170.196
Accumulation unit value at end of period	$315.524	$264.274	$240.849	$242.312	$217.517	$167.688	$147.492	$147.357	$130.607	$105.172
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount
Accumulation unit value at beginning of period	$28.718	$26.099	$27.616	$26.634	$21.277	$19.137	$20.104	$18.307	$15.135	$21.567
Accumulation unit value at end of period	$30.592	$28.718	$26.099	$27.616	$26.634	$21.277	$19.137	$20.104	$18.307	$15.135
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Subaccount
Accumulation unit value at beginning of period	$21.417	$18.812	$20.175	$19.201	$15.262	$13.620	$14.031	$12.865	$10.405	$16.868
Accumulation unit value at end of period	$22.762	$21.417	$18.812	$20.175	$19.201	$15.262	$13.620	$14.031	$12.865	$10.405
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount
Accumulation unit value at beginning of period	$23.838	$20.942	$22.159	$20.778	$16.334	$14.874	$14.305	$12.088	$10.502	$14.688
Accumulation unit value at end of period	$28.191	$23.838	$20.942	$22.159	$20.778	$16.334	$14.874	$14.305	$12.088	$10.502
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$32.873	$25.741	$28.336	$28.725	$21.495	$18.512	$19.609	$15.591	$12.307	$18.732
Accumulation unit value at end of period	$35.680	$32.873	$25.741	$28.336	$28.725	$21.495	$18.512	$19.609	$15.591	$12.307
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income VIP Subaccount
Accumulation unit value at beginning of period	$16.861	$15.925	$16.889	$16.904	$16.680	$15.083	$14.990	$13.779	$11.171	$12.830
Accumulation unit value at end of period	$17.294	$16.861	$15.925	$16.889	$16.904	$16.680	$15.083	$14.990	$13.779	$11.171
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Securities VIP Subaccount
Accumulation unit value at beginning of period	$11.700	$11.849	$12.023	$11.856	$12.364	$12.372	$11.935	$11.557	$11.429	$10.830
Accumulation unit value at end of period	$11.631	$11.700	$11.849	$12.023	$11.856	$12.364	$12.372	$11.935	$11.557	$11.429
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Subaccount
Accumulation unit value at beginning of period	$23.043	$20.003	$25.366	$28.229	$29.047	$26.171	$31.708	$27.491	$16.239	$35.007
Accumulation unit value at end of period	$31.738	$23.043	$20.003	$25.366	$28.229	$29.047	$26.171	$31.708	$27.491	$16.239
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Diversified Dividend Subaccount
Accumulation unit value at beginning of period	$11.338	$10.067	$10.056	$9.086	$7.069	$6.071	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.075	$11.338	$10.067	$10.056	$9.086	$7.069	$6.071	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A	N/A

Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period	$23.287	$26.813	$26.498	$22.574	$16.375	$13.809	$13.543	$13.113	$10.471	$14.956
Accumulation unit value at end of period	$26.458	$23.287	$26.813	$26.498	$22.574	$16.375	$13.809	$13.543	$13.113	$10.471
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period	$25.846	$25.822	$26.721	$23.767	$23.590	$18.773	$20.470	$17.759	$13.765	$25.355
Accumulation unit value at end of period	$28.661	$25.846	$25.822	$26.721	$23.767	$23.590	$18.773	$20.470	$17.759	$13.765
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Managed Volatility Subaccount
Accumulation unit value at beginning of period	$28.562	$26.323	$27.426	$23.191	$21.347	$21.007	$18.391	$17.638	$15.646	$23.581
Accumulation unit value at end of period	$30.975	$28.562	$26.323	$27.426	$23.191	$21.347	$21.007	$18.391	$17.638	$15.646
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

JPMorgan Insurance Trust MidCap Value Subaccount
Accumulation unit value at beginning of period	$25.050	$22.266	$23.319	$20.653	$15.915	$13.479	$13.451	$11.108	$8.854	$13.993
Accumulation unit value at end of period	$27.955	$25.050	$22.266	$23.319	$20.653	$15.915	$13.479	$13.451	$11.108	$8.854
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$32.847	$27.855	$29.981	$27.890	$19.982	$17.016	$18.216	$14.608	N/A	N/A
Accumulation unit value at end of period	$37.126	$32.847	$27.855	$29.981	$27.890	$19.982	$17.016	$18.216	$14.608	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$22.145	$20.349	$20.568	$18.410	$13.779	$11.941	$12.405	$11.135	$8.492	$13.279
Accumulation unit value at end of period	$26.573	$22.145	$20.349	$20.568	$18.410	$13.779	$11.941	$12.405	$11.135	$8.492
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Balanced Subaccount
Accumulation unit value at beginning of period	$56.648	$55.209	$55.938	$52.557	$44.594	$40.016	$40.136	$37.753	$30.574	$37.037
Accumulation unit value at end of period	$65.810	$56.648	$55.209	$55.938	$52.557	$44.594	$40.016	$40.136	$37.753	$30.574
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Enterprise Subaccount
Accumulation unit value at beginning of period	$67.974	$61.672	$60.439	$54.760	$42.173	$36.658	$37.910	$30.710	$21.619	$39.165
Accumulation unit value at end of period	$84.962	$67.974	$61.672	$60.439	$54.760	$42.173	$36.658	$37.910	$30.710	$21.619
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Global Research Subaccount
Accumulation unit value at beginning of period	$38.633	$38.587	$40.260	$38.201	$30.326	$25.748	$30.431	$26.783	$19.829	$36.534
Accumulation unit value at end of period	$48.139	$38.633	$38.587	$40.260	$38.201	$30.326	$25.748	$30.431	$26.783	$19.829
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Mid Cap Value Subaccount
Accumulation unit value at beginning of period	$30.738	$26.385	$27.931	$26.259	$21.279	$19.582	$20.576	$18.184	$13.947	$19.721
Accumulation unit value at end of period	$34.263	$30.738	$26.385	$27.931	$26.259	$21.279	$19.582	$20.576	$18.184	$13.947
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Janus Henderson Research Subaccount
Accumulation unit value at beginning of period	$38.429	$38.981	$37.725	$34.037	$26.624	$22.889	$24.641	$21.937	$16.402	$27.741
Accumulation unit value at end of period	$48.206	$38.429	$38.981	$37.725	$34.037	$26.624	$22.889	$24.641	$21.937	$16.402
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period	$18.852	$19.697	$19.446	$17.220	$13.564	$12.151	$12.560	$11.732	$8.297	$15.569
Accumulation unit value at end of period	$23.394	$18.852	$19.697	$19.446	$17.220	$13.564	$12.151	$12.560	$11.732	$8.297
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Discovery Mid Cap Growth Subaccount
Accumulation unit value at beginning of period	$21.074	$21.046	$19.492	$14.652	$12.860	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$26.554	$21.074	$21.046	$19.492	$14.652	$12.860	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A	N/A	N/A
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period	$15.324	$14.701	$15.371	$15.290	$15.645	$14.098	$14.279	$12.684	$10.921	$13.020
Accumulation unit value at end of period	$15.940	$15.324	$14.701	$15.371	$15.290	$15.645	$14.098	$14.279	$12.684	$10.921
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Subaccount
Accumulation unit value at beginning of period	$26.435	$26.992	$26.544	$26.516	$21.287	$17.944	$19.998	$17.621	$12.891	$22.027
Accumulation unit value at end of period	$35.350	$26.435	$26.992	$26.544	$26.516	$21.287	$17.944	$19.998	$17.621	$12.891
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period	$22.786	$20.871	$20.637	$19.057	$14.782	$12.924	$13.217	$11.634	$9.266	$15.393
Accumulation unit value at end of period	$26.070	$22.786	$20.871	$20.637	$19.057	$14.782	$12.924	$13.217	$11.634	$9.266
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period	$32.711	$28.339	$30.767	$28.092	$20.366	$17.646	$18.429	$15.268	$11.371	$18.701
Accumulation unit value at end of period	$36.551	$32.711	$28.339	$30.767	$28.092	$20.366	$17.646	$18.429	$15.268	$11.371
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Voya Global Equity Subaccount
Accumulation unit value at beginning of period	$10.116	$9.752	$10.502	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.250	$10.116	$9.752	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
VY JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period	$20.283	$18.256	$22.042	$22.223	$23.972	$20.482	$25.480	$21.534	$12.763	$26.638
Accumulation unit value at end of period	$28.523	$20.283	$18.256	$22.042	$22.223	$23.972	$20.482	$25.480	$21.534	$12.763
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Additional Contract Options Elected (0.65%)

Guaranteed Minimum Death Benefit, Earnings Based Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.95% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.95%

Subaccount	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008

Alger Large Cap Growth Subaccount
Accumulation unit value at beginning of period	$77.779	$79.954	$80.137	$73.613	$55.557	$51.557	$52.744	$47.423	$32.762	$62.035
Accumulation unit value at end of period	$98.014	$77.779	$79.954	$80.137	$73.613	$55.557	$51.557	$52.744	$47.423	$32.762
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount
Accumulation unit value at beginning of period	$46.374	$46.820	$48.492	$45.770	$34.351	$30.137	$33.496	$28.604	$19.223	$47.064
Accumulation unit value at end of period	$59.042	$46.374	$46.820	$48.492	$45.770	$34.351	$30.137	$33.496	$28.604	$19.223
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger Small Cap Growth Subaccount
Accumulation unit value at beginning of period	$69.077	$66.285	$69.897	$70.950	$53.875	$48.825	$51.412	$41.832	$29.310	$55.962
Accumulation unit value at end of period	$87.228	$69.077	$66.285	$69.897	$70.950	$53.875	$48.825	$51.412	$41.832	$29.310
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period	$11.656	$10.470	$11.310	$10.249	$7.693	$6.836	$6.758	$6.036	$5.211	$8.122
Accumulation unit value at end of period	$13.776	$11.656	$10.470	$11.310	$10.249	$7.693	$6.836	$6.758	$6.036	$5.211
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period	$17.332	$14.666	$15.556	$14.025	$10.854	$9.659	$9.748	$8.762	$7.452	$10.376
Accumulation unit value at end of period	$18.489	$17.332	$14.666	$15.556	$14.025	$10.854	$9.659	$9.748	$8.762	$7.452
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Bond VIP Subaccount
Accumulation unit value at beginning of period	$8.893	$8.559	$8.751	$8.367	$8.797	$8.332	$8.027	$7.663	$7.098	$8.695
Accumulation unit value at end of period	$9.232	$8.893	$8.559	$8.751	$8.367	$8.797	$8.332	$8.027	$7.663	$7.098
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Capital Growth VIP Subaccount
Accumulation unit value at beginning of period	$37.402	$36.577	$34.331	$30.982	$23.458	$20.609	$21.993	$19.212	$15.438	$23.486
Accumulation unit value at end of period	$46.338	$37.402	$36.577	$34.331	$30.982	$23.458	$20.609	$21.993	$19.212	$15.438
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Core Equity VIP Subaccount
Accumulation unit value at beginning of period	$20.192	$18.632	$18.049	$16.455	$12.216	$10.754	$10.979	$9.784	$7.436	$12.290
Accumulation unit value at end of period	$23.971	$20.192	$18.632	$18.049	$16.455	$12.216	$10.754	$10.979	$9.784	$7.436
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche CROCI® International VIP Subaccount
Accumulation unit value at beginning of period	$11.553	$11.692	$12.611	$14.572	$12.356	$10.442	$12.775	$12.816	$9.786	$19.266
Accumulation unit value at end of period	$13.822	$11.553	$11.692	$12.611	$14.572	$12.356	$10.442	$12.775	$12.816	$9.786
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Deutsche CROCI® U.S. VIP Subaccount
Accumulation unit value at beginning of period	$2.781	$2.965	$3.246	$2.989	$2.328	$2.162	$2.206	$2.030	$1.651	$2.646
Accumulation unit value at end of period	$3.352	$2.781	$2.965	$3.246	$2.989	$2.328	$2.162	$2.206	$2.030	$1.651
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Global Equity VIP Subaccount
Accumulation unit value at beginning of period	$2.459	$2.363	$2.452	$2.472	$2.112	$1.835	$2.127	$1.955	$1.541	$3.069
Accumulation unit value at end of period	$2.993	$2.459	$2.363	$2.452	$2.472	$2.112	$1.835	$2.127	$1.955	$1.541
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Global Income Builder VIP Subaccount
Accumulation unit value at beginning of period	$9.046	$8.633	$8.931	$9.411	$8.227	$6.917	$7.154	$6.557	$5.416	$7.599
Accumulation unit value at end of period	$10.341	$9.046	$8.633	$8.931	$9.411	$8.227	$6.917	$7.154	$6.557	$5.416
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period	$2.751	$2.773	$2.828	$2.738	$2.879	$2.852	$2.705	$2.587	$2.440	$2.371
Accumulation unit value at end of period	$2.744	$2.751	$2.773	$2.828	$2.738	$2.879	$2.852	$2.705	$2.587	$2.440
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Government Money Market VIP Subaccount
Accumulation unit value at beginning of period	$2.361	$2.406	$2.452	$2.500	$2.548	$2.598	$2.648	$2.700	$2.743	$2.725
Accumulation unit value at end of period	$2.327	$2.361	$2.406	$2.452	$2.500	$2.548	$2.598	$2.648	$2.700	$2.743
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche High Income VIP Subaccount
Accumulation unit value at beginning of period	$11.249	$10.161	$10.840	$11.046	$10.562	$9.129	$8.962	$8.015	$5.837	$7.824
Accumulation unit value at end of period	$11.863	$11.249	$10.161	$10.840	$11.046	$10.562	$9.129	$8.962	$8.015	$5.837
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Cap Growth VIP Subaccount
Accumulation unit value at beginning of period	$3.083	$2.882	$2.964	$2.859	$2.042	$1.820	$1.931	$1.521	$1.103	$2.227
Accumulation unit value at end of period	$3.693	$3.083	$2.882	$2.964	$2.859	$2.042	$1.820	$1.931	$1.521	$1.103
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Deutsche Small Mid Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$4.030	$3.515	$3.653	$3.529	$2.660	$2.384	$2.588	$2.144	$1.685	$2.580
Accumulation unit value at end of period	$4.369	$4.030	$3.515	$3.653	$3.529	$2.660	$2.384	$2.588	$2.144	$1.685
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus I.P. Mid Cap Stock Subaccount
Accumulation unit value at beginning of period	$27.455	$24.295	$25.409	$23.178	$17.543	$14.987	$15.248	$12.246	$9.225	$15.794
Accumulation unit value at end of period	$30.982	$27.455	$24.295	$25.409	$23.178	$17.543	$14.987	$15.248	$12.246	$9.225
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Sustainable U.S Equity Portfolio Subaccount
Accumulation unit value at beginning of period	$43.204	$39.904	$42.025	$37.764	$28.658	$26.093	$26.363	$23.409	$17.843	$27.741
Accumulation unit value at end of period	$48.878	$43.204	$39.904	$42.025	$37.764	$28.658	$26.093	$26.363	$23.409	$17.843
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period	$35.647	$35.258	$35.895	$34.577	$30.466	$27.615	$28.892	$25.778	$20.355	$29.113
Accumulation unit value at end of period	$39.900	$35.647	$35.258	$35.895	$34.577	$30.466	$27.615	$28.892	$25.778	$20.355
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period	$64.726	$61.094	$61.870	$56.347	$43.755	$38.320	$40.078	$34.857	$26.186	$46.442
Accumulation unit value at end of period	$77.382	$64.726	$61.094	$61.870	$56.347	$43.755	$38.320	$40.078	$34.857	$26.186
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity Income Subaccount
Accumulation unit value at beginning of period	$57.393	$49.576	$52.630	$49.353	$39.263	$34.124	$34.454	$30.504	$23.884	$42.463
Accumulation unit value at end of period	$63.558	$57.393	$49.576	$52.630	$49.353	$39.263	$34.124	$34.454	$30.504	$23.884
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period	$81.975	$82.906	$78.864	$72.240	$54.019	$48.021	$48.857	$40.112	$31.877	$61.516
Accumulation unit value at end of period	$108.665	$81.975	$82.906	$78.864	$72.240	$54.019	$48.021	$48.857	$40.112	$31.877
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period	$264.274	$240.849	$242.312	$217.517	$167.688	$147.492	$147.357	$130.607	$105.172	$170.196
Accumulation unit value at end of period	$315.524	$264.274	$240.849	$242.312	$217.517	$167.688	$147.492	$147.357	$130.607	$105.172
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Global Discovery VIP Subaccount
Accumulation unit value at beginning of period	$28.718	$26.099	$27.616	$26.634	$21.277	$19.137	$20.104	$18.307	$15.135	$21.567
Accumulation unit value at end of period	$30.592	$28.718	$26.099	$27.616	$26.634	$21.277	$19.137	$20.104	$18.307	$15.135
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Mutual Shares VIP Subaccount
Accumulation unit value at beginning of period	$21.417	$18.812	$20.175	$19.201	$15.262	$13.620	$14.031	$12.865	$10.405	$16.868
Accumulation unit value at end of period	$22.762	$21.417	$18.812	$20.175	$19.201	$15.262	$13.620	$14.031	$12.865	$10.405
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends VIP Subaccount
Accumulation unit value at beginning of period	$23.838	$20.942	$22.159	$20.778	$16.334	$14.874	$14.305	$12.088	$10.502	$14.688
Accumulation unit value at end of period	$28.191	$23.838	$20.942	$22.159	$20.778	$16.334	$14.874	$14.305	$12.088	$10.502
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value VIP Subaccount
Accumulation unit value at beginning of period	$32.873	$25.741	$28.336	$28.725	$21.495	$18.512	$19.609	$15.591	$12.307	$18.732
Accumulation unit value at end of period	$35.680	$32.873	$25.741	$28.336	$28.725	$21.495	$18.512	$19.609	$15.591	$12.307
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income VIP Subaccount
Accumulation unit value at beginning of period	$16.861	$15.925	$16.889	$16.904	$16.680	$15.083	$14.990	$13.779	$11.171	$12.830
Accumulation unit value at end of period	$17.294	$16.861	$15.925	$16.889	$16.904	$16.680	$15.083	$14.990	$13.779	$11.171
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Securities VIP Subaccount
Accumulation unit value at beginning of period	$11.700	$11.849	$12.023	$11.856	$12.364	$12.372	$11.935	$11.557	$11.429	$10.830
Accumulation unit value at end of period	$11.631	$11.700	$11.849	$12.023	$11.856	$12.364	$12.372	$11.935	$11.557	$11.429
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Subaccount
Accumulation unit value at beginning of period	$23.043	$20.003	$25.366	$28.229	$29.047	$26.171	$31.708	$27.491	$16.239	$35.007
Accumulation unit value at end of period	$31.738	$23.043	$20.003	$25.366	$28.229	$29.047	$26.171	$31.708	$27.491	$16.239
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Diversified Dividend Subaccount
Accumulation unit value at beginning of period	$11.338	$10.067	$10.056	$9.086	$7.069	$6.071	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.075	$11.338	$10.067	$10.056	$9.086	$7.069	$6.071	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A	N/A	N/A
Invesco V.I. Global Health Care Subaccount
Accumulation unit value at beginning of period	$23.287	$26.813	$26.498	$22.574	$16.375	$13.809	$13.543	$13.113	$10.471	$14.956
Accumulation unit value at end of period	$26.458	$23.287	$26.813	$26.498	$22.574	$16.375	$13.809	$13.543	$13.113	$10.471
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Invesco V.I. Global Real Estate Subaccount
Accumulation unit value at beginning of period	$25.846	$25.822	$26.721	$23.767	$23.590	$18.773	$20.470	$17.759	$13.765	$25.355
Accumulation unit value at end of period	$28.661	$25.846	$25.822	$26.721	$23.767	$23.590	$18.773	$20.470	$17.759	$13.765
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Managed Volatility Subaccount
Accumulation unit value at beginning of period	$28.562	$26.323	$27.426	$23.191	$21.347	$21.007	$18.391	$17.638	$15.646	$23.581
Accumulation unit value at end of period	$30.975	$28.562	$26.323	$27.426	$23.191	$21.347	$21.007	$18.391	$17.638	$15.646
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

JPMorgan Insurance Trust MidCap Value Subaccount
Accumulation unit value at beginning of period	$25.050	$22.266	$23.319	$20.653	$15.915	$13.479	$13.451	$11.108	$8.854	$13.993
Accumulation unit value at end of period	$27.955	$25.050	$22.266	$23.319	$20.653	$15.915	$13.479	$13.451	$11.108	$8.854
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period	$32.847	$27.855	$29.981	$27.890	$19.982	$17.016	$18.216	$14.608	N/A	N/A
Accumulation unit value at end of period	$37.126	$32.847	$27.855	$29.981	$27.890	$19.982	$17.016	$18.216	$14.608	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust US Equity Subaccount
Accumulation unit value at beginning of period	$22.145	$20.349	$20.568	$18.410	$13.779	$11.941	$12.405	$11.135	$8.492	$13.279
Accumulation unit value at end of period	$26.573	$22.145	$20.349	$20.568	$18.410	$13.779	$11.941	$12.405	$11.135	$8.492
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Balanced Subaccount
Accumulation unit value at beginning of period	$56.648	$55.209	$55.938	$52.557	$44.594	$40.016	$40.136	$37.753	$30.574	$37.037
Accumulation unit value at end of period	$65.810	$56.648	$55.209	$55.938	$52.557	$44.594	$40.016	$40.136	$37.753	$30.574
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Enterprise Subaccount
Accumulation unit value at beginning of period	$67.974	$61.672	$60.439	$54.760	$42.173	$36.658	$37.910	$30.710	$21.619	$39.165
Accumulation unit value at end of period	$84.962	$67.974	$61.672	$60.439	$54.760	$42.173	$36.658	$37.910	$30.710	$21.619
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Global Research Subaccount
Accumulation unit value at beginning of period	$38.633	$38.587	$40.260	$38.201	$30.326	$25.748	$30.431	$26.783	$19.829	$36.534
Accumulation unit value at end of period	$48.139	$38.633	$38.587	$40.260	$38.201	$30.326	$25.748	$30.431	$26.783	$19.829
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Mid Cap Value Subaccount
Accumulation unit value at beginning of period	$30.738	$26.385	$27.931	$26.259	$21.279	$19.582	$20.576	$18.184	$13.947	$19.721
Accumulation unit value at end of period	$34.263	$30.738	$26.385	$27.931	$26.259	$21.279	$19.582	$20.576	$18.184	$13.947
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Janus Henderson Research Subaccount
Accumulation unit value at beginning of period	$38.429	$38.981	$37.725	$34.037	$26.624	$22.889	$24.641	$21.937	$16.402	$27.741
Accumulation unit value at end of period	$48.206	$38.429	$38.981	$37.725	$34.037	$26.624	$22.889	$24.641	$21.937	$16.402
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period	$18.852	$19.697	$19.446	$17.220	$13.564	$12.151	$12.560	$11.732	$8.297	$15.569
Accumulation unit value at end of period	$23.394	$18.852	$19.697	$19.446	$17.220	$13.564	$12.151	$12.560	$11.732	$8.297
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Discovery Mid Cap Growth Subaccount
Accumulation unit value at beginning of period	$21.074	$21.046	$19.492	$14.652	$12.860	N/A	N/A	N/A	$8.297	$15.569
Accumulation unit value at end of period	$26.554	$21.074	$21.046	$19.492	$14.652	$12.860	N/A	N/A	N/A	$8.297
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Subaccount
Accumulation unit value at beginning of period	$26.435	$26.992	$26.544	$26.516	$21.287	$17.944	$19.998	$17.621	$12.891	$22.027
Accumulation unit value at end of period	$35.350	$26.435	$26.992	$26.544	$26.516	$21.287	$17.944	$19.998	$17.621	$12.891
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Subaccount
Accumulation unit value at beginning of period	$15.324	$14.701	$15.371	$15.290	$15.645	$14.098	$14.279	$12.684	$10.921	$13.020
Accumulation unit value at end of period	$15.940	$15.324	$14.701	$15.371	$15.290	$15.645	$14.098	$14.279	$12.684	$10.921
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period	$22.786	$20.871	$20.637	$19.057	$14.782	$12.924	$13.217	$11.634	$9.266	$15.393
Accumulation unit value at end of period	$26.070	$22.786	$20.871	$20.637	$19.057	$14.782	$12.924	$13.217	$11.634	$9.266
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period	$32.711	$28.339	$30.767	$28.092	$20.366	$17.646	$18.429	$15.268	$11.371	$18.701
Accumulation unit value at end of period	$36.551	$32.711	$28.339	$30.767	$28.092	$20.366	$17.646	$18.429	$15.268	$11.371
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Voya Global Equity Subaccount
Accumulation unit value at beginning of period	$10.116	$9.752	$10.502	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$12.250	$10.116	$9.752	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
VY JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period	$20.283	$18.256	$22.042	$22.223	$23.972	$20.482	$25.480	$21.534	$12.763	$26.638
Accumulation unit value at end of period	$28.523	$20.283	$18.256	$22.042	$22.223	$23.972	$20.482	$25.480	$21.534	$12.763
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements to be included in Part B:

All required financial statements are included in Part B of this registration statement.

(b)	Exhibits:

[5]1.1	A copy of resolution of the Board of Directors of Kemper Investors Life Insurance Company dated September 13, 1977.

[5]1.2	A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15, 1983.

2	Not Applicable.

[3]3.1a	Distribution Agreement between Investors Brokerage Services, Inc. and KILICO.

[26]3.1b	Limited Principal Underwriter Agreement dated November 10, 2010 by and between Zurich American Life Insurance Company and Investment Distributors, Inc.

[1]3.2	Addendum to Selling Group Agreement of Kemper Financial Services, Inc.

[6]3.3a	Selling Group Agreement of Investors Brokerage Services, Inc.

[6]3.4	General Agent Agreement.

[7]4.	Form of Variable Annuity Contract.

[17]4.1	Form of Guaranteed Minimum Death Benefit Rider.

[17]4.2	Form of Earnings Based Death Benefit Rider.

[17]4.3	Form of Guaranteed Retirement Income Benefit Rider.

[7]5.	Form of Application.

[26]6.1a	Kemper Investors Life Insurance Company Articles of Incorporation.

[3]6.1b	Zurich American Life Insurance Company Articles of Incorporation.

[26]6.2a	Kemper Investors Life Insurance Company Bylaws.

[6]6.2b	Zurich American Life Insurance Company Bylaws.

[21]7.	Coinsurance Agreement between KILICO and Chase Insurance Life and Annuity Company (formerly known as Federal Kemper Life Assurance Company).

[2]8.1	Fund Participation Agreement among KILICO, Lexington Natural Resources Trust and Lexington Management Corporation (now known as ING Investors Trust).

[2]8.2	Fund Participation Agreement among KILICO, Lexington Emerging Markets Fund and Lexington Management Corporation (now known as ING Investors Trust).

[2]8.3	Fund Participation Agreement among KILICO, Janus Aspen Series and Janus Capital Management LLC.

[7]8.3(a)	Service Agreement between KILICO and Janus Capital Management LLC.

[4]8.4(a)	Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.

[18]8.4(b)	Second Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.

[11]8.4(c)	Third Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.

[4]8.5(a)	Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation.

[18]8.5(b)	Second Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation.

[8]8.6(a)	Participation Agreement between KILICO and Scudder Variable Life Investment Fund (formerly, DWS Variable Series I and now known as Deutsche Variable Series I).

[8]8.6(b)	Participating Contract and Policy Agreement between KILICO and Scudder Kemper Investments, Inc.

[8]8.6(c)	Indemnification Agreement between KILICO and Scudder Kemper Investments, Inc.

[26]8.6(f)	Amendment to Participation Agreement Dated as of June 26, 1998, Between Zurich American Life Insurance Company and DWS Variable Series I (formerly, Scudder Variable Life Investment Fund and Scudder Variable Series I and now known as Deutsche Variable Series I), dated April 11, 2011.

[13]8.7(a)	Fund Participation Agreement between KILICO and The Dreyfus Socially Responsible Growth Fund, Inc.

[14]8.7(b)	Administrative Services Agreement by and between The Dreyfus Corporation and KILICO (redacted).

[14]8.7(c)	November 1, 1999 Amendment to Fund Participation Agreement between KILICO and The Dreyfus Socially Responsible Growth Fund, Inc.

[14]8.7(d)	November 1, 1999 Amendment to Administrative Services Agreement by and between The Dreyfus Corporation and KILICO (redacted).

[27]8.7(e)	Amendment No. 2 to Fund Participation Agreement Dated April 27, 1999, Between Zurich American Life Insurance Company, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), dated April 8, 2011.

[16]8.8	Fund Participation Agreement between KILICO and J.P. Morgan Series Trust II.

[14]8.9(a)	Fund Participation Agreement by and among The Alger American Fund, ZALICO and Fred Alger & Company, Incorporated.

[14]8.9(b)	Service Agreement between Fred Alger Management, Inc. and KILICO (redacted).

[27]8.9(c)	Amendment No. 1 to Participation Agreement Dated May 1, 1999, Between Zurich American Life Insurance Company, The Alger Portfolios (formerly The Alger American Fund), and Fred Alger & Company Incorporated, dated April 1, 2011.

[12]8.10	Fund Participation Agreement by and between KILICO and American Century Investment Management, Inc.

[15]8.11	Fund Participation Agreement among KILICO, Zurich American Fund (now known as DWS Variable Series II), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc.

[20]8.12	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Zurich American Life Insurance Company.

[22]8.13(a)	Participation Agreement by and among Kemper Investors Life Insurance Company, INVESCO Variable Investment Funds, Inc. (now known as AIM Variable Insurance Funds), INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.

[22]8.13(b)	Administrative Services Agreement by and between INVESCO Funds Group, Inc., INVESCO Variable Investment Funds, Inc. (now known as AIM Variable Insurance Funds) and Kemper Investors Life Insurance Company

[27]8.13(c)	Amendment No. 1 to the Participation Agreement Dated April 30, 2004, Between Kemper Investors Life Insurance Company, AIM Variable Insurance Funds, and AIM Distributors, Inc., dated May 28, 2008.

[27]8.13(d)	Amendment No. 2 to the Participation Agreement Dated April 30, 2004, Between Kemper Investors Life Insurance Company, AIM Variable Insurance Funds, and AIM Distributors, Inc., dated April 30, 2010.

[27]8.13(e)	Form of Amendment No. 3 to Participation Agreement Dated April 30, 2004, Between Zurich American Life Insurance Company, AIM Variable Insurance Funds (Invesco Variable Insurance Funds), and Invesco Distributors, Inc.

[22]8.14(a)	Form of Fund Participation Agreement between KILICO and One Group Investment Trust (now known as JPMorgan Investment Trust).

[22]8.14(b)	Form of Supplemental Payment Agreement (redacted)

[24]8.15	Form of Rule 22c-2 Shareholder Information Agreement

[25]9	Opinion and Consent of Counsel.

[25]10.	Consent of PricewaterhouseCoopers LLP, Independent Accountants.

[9]11.1	Schedule III: Supplementary Insurance Information (years ended December 31, 2004 and 2003.

[9]11.2	Schedule IV: Reinsurance (year ended December 31, 2004).

[10]11.3	Schedule IV: Reinsurance (year ended December 31, 2003).

[11]11.4	Schedule V: Valuation and qualifying accounts (year ended December 31, 2004).

[12]11.5	Schedule V: Valuation and qualifying accounts (year ended December 31, 2003).

12.	Not Applicable.

[29]15.1	Powers of Attorney for David Dietz, Richard J. Hauser, and Stuart C. Berman.

[30]15.2	Powers of Attorney for Debra Broek, Ira Kleinman, and Louis Pietroluongo.

15.5	Power of Attorney for Catherine Ehrlich, Colleen Zitt, and Robert Burne, as filed herewith.

[1]	Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 1995.

[2]	Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.

[3]	Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for ZALICO (File No. 333-02491) filed on or about April 12, 1996.

[4]	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 1996.

[5]	Incorporated by reference to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about February 26, 1997.

[6]	Incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 23, 1997.

[7]	Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

[8]	Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

[9]	Incorporated by reference to Form 10-K for Kemper Investor Life Insurance Company for fiscal year ended December 31, 2004 filed on or about March 30, 2005.

[10]	Incorporated by reference to Form 10-K for Kemper Investor Life Insurance Company for fiscal year ended December 31, 2003 filed on or about March 31, 2004.

[11]	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-88845) filed on or about December 29, 1999.

[12]	Incorporated by reference to the Registration Statement on Form S-1 (File No. 333-32632) filed on or about March 16, 2000.

[13]	Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

[14]	Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

[15]	Incorporated by reference to Amendment No. 3 to the Registration Statement of ZALICO on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

[16]	Incorporated herein by reference to Post –Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

[17]	Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-32840) filed on or about March 2, 2001.

[18]	Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form S-6 filed on or about April 30, 1999 (File No. 333-35159).

[19]	Incorporated herein by reference to Post–Effective Amendment No. 33 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 2001.

[20]	Incorporated by reference to Amendment No. 7 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 26, 2001.

[21]	Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 2, 2003.

[22]	Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 2004.

[23]	Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about May 1, 2005.

[24]	Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about April 27, 2007.

[25]	Filed herewith.

[26]	Incorporated by referenced to Post-Effective No. 47 to the Registration Statement on Form N-4 (File No. 2-72671) filed on April 29, 2011.

[27]	Incorporated by reference to Post-Effective No. 22 to the Registration Statement on Form N-4 (File No. 33-22373) filed on April 29, 2011.

[28]	Incorporated by reference to Post-Effective No. 48 to the Registration Statement on N-4 (File No. 2-72671) filed on April 30, 2012.

[29]	Incorporated by reference to Post-Effective No. 49 to the Registration Statement on N-4 (File No. 2-72671) filed on April 30, 2013.

[30]	Incorporated by reference to Post-Effective No. 25 (File No. 333-22375) filed on April 30, 2014.

Item 25.	Directors and Officers of Zurich American Life Insurance Company (“ZALICO”)

The directors and officers of ZALICO are listed below together with their current positions.

Name	Office with ZALICO
David Dietz[2]	President, Chief Executive Officer and Director
Richard J. Hauser[1]	Chairman of the Board and Assistant Treasurer
Colleen Zitt[1]	Director and Controller
Robert Burne[1]	Director
Stuart Berman[2]	Director
Debra Broek[7]	Director
Ira Kleinman[5]	Director
Louis Pietroluongo[6]	Director
Richard Grilli[2]	Senior Vice President and Chief Operating Officer
Adam Page[1]	Chief Information Security Officer
Michael Rohwetter[2]	Vice President and Chief Investment Officer
Patrick J. Carty[2]	Vice President, General Counsel and Corporate Secretary
Mark Hargrove[2]	Vice President and Chief Risk Officer
Juanita Thomas[4]	Vice President, Chief Compliance Officer and 38a-1 Chief Compliance Officer
Cathy Ehrlich[2]	Vice President, Chief Actuary, Appointed Actuary, Illustration Actuary, and Ad Interim Head of NAL Finance
David Dampman[3]	Vice President, Operations
Audrey Martin[2]	Vice President
Eileen Ehlers[3]	Assistant Vice President, Underwriting
Mary Dening[2]	Assistant Vice President, Actuary
Vinay Awati[1]	Assistant Controller
Ryan D. Gibbons[1]	Assistant Secretary
Amy Jackson[1]	Assistant Secretary
Kate Miller[1]	Assistant Secretary
Jon Nagel[2]	Assistant Secretary
Eric Chandler[1]	Assistant Secretary
Jim Small[1]	Assistant Secretary
Li Jun Wang[1]	Assistant Secretary

1	The principal business address is 1299 Zurich Way, Schaumburg, IL 60196-1056.
2	The principal business address is 150 Greenwich St., New York, NY 10007.
3	The principal business address is 7045 College Blvd., Overland Park, KS 66211.
4	The principal business address is 1114 Georgia Street, Louisiana, MO 63353.
5	The principal business address is 36 Overlook Road, Livingston, NJ 07039.
6	The principal business address is 17 Marycrest Road, West Nyack, NY 10994.
7	The principal business address is 716 Fairway Dr., Rock Valley, Iowa 51247.

Item 26.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant

Organizations Affiliated with Zurich U.S. Insurance Group

Company	Domicile	Ownership	%
17-40 Direct Limited	GBR	Endsleigh Insurance Services Limited	100.00000
2Plan Group Limited	GBR	Openwork Independent Solutions Limited	100.00000
2Plan Limited	GBR	2Plan Group Limited	100.00000
2Plan Wealth Management Limited	GBR	2Plan Group Limited	100.00000
307-309 Atlantic Avenue Acquisition LLC	DE	Zurich American Insurance Company	100.00000
Access Franchise Management Limited	GBR	Zurich Assurance Ltd	100.00000
ACN 000 141 051 Ltd.	AUS	Zurich Financial Services Australia Limited	100.00000
ADAC Autoversicherung AG	DEU	Zürich Beteiligungs-Aktiengesellschaft (Deutschland)	51.00000
Afterland Limited	GBR	Zurich Assurance Ltd	100.00000
AG Haus der Wirtschaft	CHE	Zurich Versicherungs-Gesellschaft AG	8.16327
Allied Dunbar Asset Management plc	GBR	Allied Dunbar Assurance plc	99.99933
Allied Dunbar Asset Management plc	GBR	Zurich Trustee Company (UK) Limited	0.00067
Allied Dunbar Assurance plc	GBR	Zurich Financial Services (UKISA) Nominees Limited	100.00000
Allied Dunbar Financial Services Limited	GBR	Allied Dunbar Assurance plc	100.00000
Allied Dunbar Healthcare Marketing Limited	GBR	Allied Dunbar Assurance plc	100.00000
Allied Dunbar Property Services Limited	GBR	Allied Dunbar Assurance plc	100.00000
Allied Dunbar Provident plc	GBR	Allied Dunbar Assurance plc	99.99988
Allied Dunbar Provident plc	GBR	Zurich Trustee Company (UK) Limited	0.00012
Allied Zurich Holdings Limited	JEY	Zurich Versicherungs-Gesellschaft AG	100.00000
Allied Zurich Limited	GBR	Zurich Insurance Group Ltd.	100.00000
American Guarantee and Liability Insurance Company	NY	Zurich American Insurance Company	100.00000
American Zurich Insurance Company	IL	Steadfast Insurance Company	100.00000
Applyhere Pty Ltd	AUS	Davidson Trahaire Holding Pty Ltd	100.00000
Ashdale Land and Property Company Limited	GBR	Zurich Insurance plc	100.00000
Assistance Online (China) Co Ltd	CHN	Assistancee Online Pte. Ltd	100.00000
Assistancee Online HK Ltd	HKG	Assistancee Online HK Ltd	0.00000
Assistancee Online HK Ltd	HKG	Assistancee Online Pte. Ltd	100.00000
Assistancee Online Pte. Ltd	SGP	Customer Care Assistance Pty Ltd	100.00000
Associated Marine Insurers Agents Pty. Limited	AUS	Zurich Financial Services Australia Limited	100.00000
ASTIS Holdings Limited	AUS	Cover-More Finance Pty Limited	100.00000
Aust Office 1, LLC	DE	Zurich American Insurance Company	100.00000
Baden-Badener Versicherung Aktiengesellschaft	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00000
Ballykilliane Holdings Limited	IRL	Zurich Insurance plc	100.00000
Bansabadell Pensiones, E.G.F.P, S.A.	ESP	Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	50.00000
Bansabadell Seguros Generales, S.A. de Seguros y Reaseguros	ESP	Zurich Versicherungs-Gesellschaft AG	50.00000
Bansabadell Servicios Auxiliares De Seguros, S.L.	ESP	Bansabadell Seguros Generales, S.A. de Seguros y Reaseguros	100.00000
Bansabadell Vida S.A. de Seguros y Reaseguros	ESP	Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	50.00000
Benefit Finance Partners, L.L.C.	DE	Zurich Benefit Finance LLC	50.00000
BFP Securities LLC	DE	Benefit Finance Partners, L.L.C.	100.00000
Bloomington Office LP	DE	Zurich Structured Finance, Inc.	99.00000
Bloomington Office MGP Manager, Inc	DE	Zurich Structured Finance, Inc.	100.00000
Bloomington Office MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
Bloomington Office MGP, LLC	DE	Bloomington Office MGP Manager, Inc	1.00000
Blue Marble Capital L.P.	BMU	Blue Marble Micro Limited	100.00000
Blue Marble Micro Limited	GBR	Zürich Versicherungs-Gesellschaft AG	100.00000
Blue Marble Microinsurance, Inc.	DE	Blue Marble Micro Limited	100.00000
Bonnfinanz Aktiengesellschaft fur Vermogensberatung und Verm	DEU	Deutscher Herold Aktiengesellschaft	100.00000
Bonus Pensionskassen Aktiengesellschaft	AUT	Zurich Versicherungs-Aktiengesellschaft	87.50000
BONUS Vorsorgekasse AG	AUT	Zurich Versicherungs-Aktiengesellschaft	50.00000
BOS Apt 1, LLC	DE	Zurich American Insurance Company	100.00000
BOS Apt 2, LLC	DE	Zurich American Insurance Company	100.00000
BOS Office 2 LLC	DE	Zurich American Insurance Company	100.00000
BOS Office 3, LLC	DE	Farmers New World Life Insurance Company	100.00000
BOS Office 4, LLC	DE	Zurich American Insurance Company	100.00000
BOS Retail 1, LLC	DE	Zurich American Insurance Company	100.00000
Bright Box Europe S.A.	CHE	Bright Box HK Limited	100.00000
Bright Box HK Limited	CHN	Zürich Versicherungs-Gesellschaft AG	100.00000
Bright Box Hungary KFT	HUN	Bright Box HK Limited	100.00000
Bright Box Middle East FZCO	ARE	Bright Box HK Limited	100.00000
Brinker Retail MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
Bristlecourt Limited	GBR	Zurich Assurance Ltd	100.00000
Cayley Aviation Ltd.	BMU	Zurich Insurance Company Ltd, Bermuda Branch	100.00000
Centre Group Holdings (U.S.) Limited	DE	Zurich Finance Company Ltd	100.00000
Centre Insurance Company	DE	Centre Solutions (U.S.) Limited	100.00000
Centre Kate Inc. 1	DE	Zurich Structured Finance, Inc.	100.00000
Centre Life Insurance Company	MA	Centre Solutions (U.S.) Limited	100.00000
Centre Reinsurance (U.S.) Limited	BMU	Centre Group Holdings (U.S.) Limited	100.00000
Centre Solutions (Bermuda) Limited	BMU	Zurich Finance Company Ltd	100.00000
Centre Solutions (U.S.) Limited	BMU	Centre Group Holdings (U.S.) Limited	100.00000
CHI APT 1, LLC	DE	Zurich American Insurance Company	100.00000
CHI Industrial 1, LLC	DE	Farmers New World Life Insurance Company	100.00000
Chilena Consolidada Seguros de Vida S.A.	CHL	Inversiones Suizo Chilena S.A.	98.97703
Chilena Consolidada Seguros Generales S.A.	CHL	Chilena Consolidada Seguros de Vida S.A.	7.40525
Chilena Consolidada Seguros Generales S.A.	CHL	Inversiones Suizo Chilena S.A.	82.73165
City of London Insurance Company Limited	GBR	Eagle Star Insurance Company Limited	100.00000
COFITEM-COFIMUR	FRA	Zurich Versicherungs-Gesellschaft AG	12.40521
Collierville Center, LP	DE	Zurich Structured Finance, Inc.	99.00000
Collierville MGP Manager, Inc.	DE	Zurich Structured Finance, Inc.	100.00000
Collierville Office MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
Collierville Office MGP, LLC	DE	Collierville MGP Manager, Inc.	1.00000
Colonial American Casualty and Surety Company	MD	Fidelity and Deposit Company of Maryland	100.00000
Community Trust Services Limited	GBR	Zurich Community Trust (UK) Limited	99.00000
Community Trust Services Limited	GBR	Zurich Financial Services (UKISA) Nominees Limited	1.00000
Concisa Vorsorgeberatung und Management AG	AUT	Bonus Pensionskassen Aktiengesellschaft	100.00000
Concourse Skelmersdale Limited	GBR	Zurich Financial Services (UKISA) Limited	100.00000
Cover-More (NZ) Limited	NZL	Cover-More Australia Pty Ltd	100.00000
Cover-More Asia Pte. Ltd	SGP	Travel Assist Pty Limited	100.00000
Cover-More Australia Pty Ltd	AUS	Cover-More Holdings Pty Ltd	100.00000
Cover-More Finance Pty Limited	AUS	Cover-More Group Limited	100.00000
Cover-More Group Limited	AUS	Zurich Travel Solutions Pty Limited	100.00000
Cover-More Holdings Pty Ltd	AUS	Travel Assist Pty Limited	100.00000
Cover-More Holdings USA Inc.	DE	Travel Assist Pty Limited	100.00000
Cover-More Inc.	DE	Cover-More Holdings USA Inc.	100.00000
Cover-More Insurance Services Limited	GBR	Cover-More Australia Pty Ltd	100.00000
Cover-More Insurance Services Pty Ltd	AUS	Travel Assist Pty Limited	100.00000
CP Holding Limited	VGB	Zurich Insurance Company Ltd, Bermuda Branch	100.00000
CREC (Birmingham), LLC	DE	Zurich Structured Finance, Inc.	100.00000
CREC (Durham), LLC	DE	Zurich Structured Finance, Inc.	100.00000
CTH Affordable Housing Corporation	DE	Zurich Structured Finance, Inc.	100.00000
CTH Affordable Housing Investor, Inc.	DE	CTH Affordable Housing Corporation	100.00000
CTH/Landmark SLP, Inc.	IL	CTH Affordable Housing Corporation	100.00000
Cursud N.V.	ANT	Zurich Versicherungs-Gesellschaft AG	100.00000
Customer Care Assistance Pty Ltd	AUS	Customer Care Holdings Pty Ltd	100.00000
Customer Care Holdings Pty Ltd	AUS	Travel Assist Pty Limited	100.00000
Customer Care Pty Ltd	AUS	Customer Care Holdings Pty Ltd	100.00000
DA Deutsche Allgemeine Versicherung Aktiengesellschaft	DEU	Zürich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00000
Dallas Office MGP Manager, Inc.	DE	Zurich Structured Finance, Inc.	100.00000
Dallas Office MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
Dallas Office MGP, LLC	DE	Dallas Office MGP Manager, Inc.	1.00000
Dallas Tower LP	DE	Zurich Structured Finance, Inc.	99.00000
Davidson Trahaire Corpsych (Singapore) Pte. Limited	SGP	DTC Bidco Pty Ltd	100.00000
Davidson Trahaire Corpsych Pty Ltd	AUS	Davidson Trahaire Holding Pty Ltd	65.00000
Davidson Trahaire Corpsych Pty Ltd	AUS	Applyhere Pty Ltd	35.00000
Davidson Trahaire Holding Pty Ltd	AUS	DTC Australia Pty Ltd	100.00000
DB Vita S.A.	LUX	Deutscher Herold Aktiengesellschaft	25.00000
DC Apt 1, LLC	DE	Zurich American Insurance Company	100.00000
DC Retail 1, LLC	DE	Farmers New World Life Insurance Company	100.00000
Delta Wetlands Properties	IL	KLMLP 2, LLC	90.00000
Delta Wetlands Properties	IL	KLMLP 3, LLC	10.00000
DEN Industrial 1, LLC	DE	Zurich American Insurance Company	100.00000
DEN Retail 1 LLC	DE	Farmers New World Life Insurance Company	100.00000
Deutsche Zurich Pensiones, Entidad Gestora de Fondos de Pens	ESP	Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	50.00000
Deutscher Herold Aktiengesellschaft	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	79.82639
Deutscher Pensionsfonds Aktiengesellschaft	DEU	Deutscher Herold Aktiengesellschaft	74.90000
Deutsches Institut fur Altersvorsorge GmbH	DEU	Deutscher Herold Aktiengesellschaft	22.00000
Digital Insurance Group B.V.	NLD	Zürich Versicherungs-Gesellschaft AG	10.00000
Disability Management Services, Inc.	CT	Centre Group Holdings (U.S.) Limited	40.00000
DTC Australia Pty Ltd	AUS	DTC Bidco Pty Ltd	100.00000
DTC Bidco Pty Ltd	AUS	DTC Holdco Pty Ltd	100.00000
DTC Holdco Pty Ltd	AUS	ASTIS Holdings Limited	100.00000
DTC NZ Bidco Limited	NZL	DTC Bidco Pty Ltd	100.00000
Dunbar Assets Ireland	IRL	Zurich Finance Company Ltd	0.03664
Dunbar Assets Ireland	IRL	ZCMC II Holdings Limited	99.96335
Dunbar Assets plc	GBR	Dunbar Assets Ireland	100.00000
Dunbar Nominees Limited	GBR	Dunbar Assets plc	100.00000
Dunbar Sports and Social Club Limited	GBR	Allied Dunbar Assurance plc	100.00000
Eagle Star (Leasing) Limited	GBR	Zurich Assurance Ltd	100.00000
Eagle Star (Malta) Limited	MLT	Zurich Assurance Ltd	100.00000
Eagle Star Computer Services Limited	GBR	Zurich Assurance Ltd	100.00000
Eagle Star Direct (Camberley) Limited	GBR	Zurich Insurance Company (U.K.) Limited	100.00000
Eagle Star Direct Services Limited	GBR	Zurich UK General Services Limited	100.00000
Eagle Star Estates Limited	GBR	Zurich Assurance Ltd	100.00000
Eagle Star European Life Assurance Company Limited	IRL	Zurich Life Assurance plc	100.00000
Eagle Star Executives Pension Trustee Limited	GBR	Zurich Financial Services (UKISA) Limited	100.00000
Eagle Star Farms Limited	GBR	Zurich Assurance Ltd	100.00000
Eagle Star Forests Limited	GBR	Zurich Assurance Ltd	100.00000
Eagle Star Group Holdings Limited	GBR	Eagle Star Holdings Limited	100.00000
Eagle Star Group Services Limited	GBR	Eagle Star Holdings Limited	100.00000
Eagle Star Holding Company of Ireland	IRL	Eagle Star Group Holdings Limited	0.00006
Eagle Star Holding Company of Ireland	IRL	Zurich Assurance Ltd	99.99994
Eagle Star Holdings Limited	GBR	Zurich Financial Services (UKISA) Limited	100.00000
Eagle Star Insurance Company Limited	GBR	Zurich Versicherungs-Gesellschaft AG	100.00000
Eagle Star Loans Limited	GBR	Zurich Assurance Ltd	100.00000
Eagle Star Mortgages Limited	GBR	Zurich Assurance Ltd	100.00000
Eagle Star Securities Limited	GBR	Zurich Insurance plc	100.00000
Edilspettacolo SRL	ITA	Zurich Insurance Company Ltd - Rappresentanza Generale per l	35.71233
Empire Fire and Marine Insurance Company	NE	Zurich American Insurance Company	100.00000
Empire Indemnity Insurance Company	OK	Zurich American Insurance Company	100.00000
Employee Services Limited	GBR	Allied Dunbar Financial Services Limited	100.00000
Endsleigh Communications Limited	GBR	Endsleigh Insurance Services Limited	100.00000
Endsleigh Developments Limited	GBR	Endsleigh Insurance Services Limited	100.00000
Endsleigh General Trading Limited	GBR	Endsleigh Insurance Services Limited	100.00000
Endsleigh Independent Financial Services Limited	GBR	Endsleigh Insurance Services Limited	100.00000
Endsleigh Insurance Services Limited	GBR	Endsleigh Limited	100.00000
Endsleigh Insurances (Brokers) Limited	GBR	Endsleigh Insurance Services Limited	100.00000
Endsleigh Law Limited	GBR	Endsleigh Insurance Services Limited	100.00000
Endsleigh Leasing Limited	GBR	Endsleigh Insurance Services Limited	100.00000
Endsleigh Life & Pensions Limited	GBR	Endsleigh Insurance Services Limited	100.00000
Endsleigh Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Endsleigh Pension Trustee Limited	GBR	Endsleigh Insurance Services Limited	100.00000
Endsleigh Promotions Limited	GBR	Endsleigh Insurance Services Limited	100.00000
Endsleigh Shopfitting Limited	GBR	Endsleigh Insurance Services Limited	100.00000
Endsleigh Trustee Services Limited	GBR	Endsleigh Insurance Services Limited	100.00000
ES (Walsall) Nominee Limited	GBR	Zurich Assurance Ltd	100.00000
ES Camberley Nominee 1 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Camberley Nominee 2 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Cannock Nominee 1 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Cannock Nominee 2 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Coventry Nominee 1 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Coventry Nominee 2 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Dudley Nominee 1 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Dudley Nominee 2 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Hoddesdon Nominee 1 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Plympton Nominee 1 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Plympton Nominee 2 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Ramsgate Nominee 1 Limited	GBR	Zurich Assurance Ltd	100.00000
ES Ramsgate Nominee 2 Limited	GBR	Zurich Assurance Ltd	100.00000
ESI Financing Limited	GBR	Eagle Star Insurance Company Limited	0.00011
ESI Financing Limited	GBR	Zurich Versicherungs-Gesellschaft AG	99.99989
Euclid KY Annex, LP	DE	Zurich Structured Finance, Inc.	99.00000
Euclid Office LP	DE	Zurich Structured Finance, Inc.	99.00000
Euclid Warehouses LP	DE	Zurich Structured Finance, Inc.	99.00000
Extremus Versicherung-Aktiengesellschaft	DEU	Zurich Insurance plc Niederlassung fur Deutschland	5.00000
Farmers Family Fund	CA	Farmers Group, Inc.	100.00000
Farmers Group, Inc.	NV	Zurich Versicherungs-Gesellschaft AG	87.90000
Farmers Group, Inc.	NV	Zurich Insurance Group Ltd.	12.10000
Farmers Life Insurance Company of New York	NY	Farmers New World Life Insurance Company	100.00000
Farmers New World Life Insurance Company	WA	Farmers Group, Inc.	100.00000
Farmers Reinsurance Company	CA	Farmers Group, Inc.	100.00000
Farmers Services Corporation	NV	Farmers Group, Inc.	100.00000
Farmers Services, LLC	DE	FIG Leasing Co., Inc.	100.00000
Farmers Underwriters Association	CA	Farmers Group, Inc.	100.00000
Fidelity and Deposit Company of Maryland	MD	Zurich American Insurance Company	100.00000
FIG Holding Company	CA	Farmers Group, Inc.	100.00000
FIG Leasing Co., Inc.	CA	Farmers Group, Inc.	100.00000
Figure Out Limited	GBR	2Plan Group Limited	100.00000
Fire Underwriters Association	CA	Farmers Group, Inc.	100.00000
Fitsense Insurance Services Pty Ltd	AUS	Travel Assist Pty Limited	100.00000
Futuro de Bolivia S.A. Administradora de Fondos de Pensiones	BOL	Zurich Boliviana Seguros Personales S.A.	8.42193
Futuro de Bolivia S.A. Administradora de Fondos de Pensiones	BOL	Zurich South America Invest AB	71.57801
General Surety & Guarantee Co Limited	GBR	Zurich Insurance Company (U.K.) Limited	100.00000
Genevoise, Compagnie Immobiliere SA	CHE	Zurich Lebensversicherungs-Gesellschaft AG	100.00000
Grovewood Engineering Limited	GBR	Zurich Assurance Ltd	100.00000
Grovewood Property Holdings Limited	GBR	Eagle Star Holdings Limited	100.00000
Halo Holdco Limited	GBR	Cover-More Australia Pty Ltd	100.00000
Halo Holdco Limited	GBR	Zürich Versicherungs-Gesellschaft AG	0.00000
Halo Insurance Services Limited	GBR	Halo Holdco Limited	100.00000
Halo Insurance Services Pty Ltd	AUS	Halo Insurance Services Limited	100.00000
Hawkcentral Limited	GBR	Zurich Assurance Ltd	100.00000
Herengracht Investments B.V	DEU	RE Curve Holding B.V.	100.00000
Home & Overseas Insurance Company Limited	GBR	Eagle Star Insurance Company Limited	100.00000
Hoplite Reinsurance Company of Vermont, Inc.	VT	Zurich Holding Company of America, Inc.	100.00000
HOU IND 1, LLC	DE	Zurich American Insurance Company	100.00000
HOU IND 2, LLC	DE	Zurich American Insurance Company	100.00000
Independence Center Realty L.P.	DE	Philadelphia Investor, LLC	89.00000
INNATE, Inc.	DC	Cover-More Holdings USA Inc.	100.00000
INTEGRA Versicherungsdienst GmbH	AUT	Zurich Versicherungs-Aktiengesellschaft	100.00000
Inversiones Suizo Chilena S.A.	CHL	Inversiones Suizo-Argentina S.A.	0.00001
Inversiones Suizo Chilena S.A.	CHL	Zurich Versicherungs-Gesellschaft AG	99.99999
Inversiones Suizo-Argentina S.A.	ARG	Zurich Lebensversicherungs-Gesellschaft AG	5.00400
Inversiones Suizo-Argentina S.A.	ARG	Zurich Versicherungs-Gesellschaft AG	94.99600
Inversiones ZS America Dos Limitada	CHL	Inversiones ZS America SpA	100.00000
Inversiones ZS America SpA	CHL	Zurich Santander Insurance America, S.L.	100.00000
Inversiones ZS America Tres SpA	CHL	Zurich Santander Insurance America, S.L.	100.00000
Inversora Alpina Financiadora de Primas, C.A.	VEN	Zurich Seguros, S.A.	100.00000
Irish National Insurance Company p.l.c.	IRL	Zurich Insurance plc	99.99999
Isis S.A.	ARG	Inversiones Suizo-Argentina S.A.	60.50140
Isis S.A.	ARG	Zurich Versicherungs-Gesellschaft AG	39.49860
Jewell Insurance Agency Ltd	GBR	Woodstock Insurance Brokers Limited	100.00000
JFS/ZSF 1997 L.P.	VA	Zurich Structured Finance, Inc.	99.00000
JFS/ZSF 1998, L.P.	VA	Zurich Structured Finance, Inc.	99.00000
Kansas City Office LP	DE	Zurich Structured Finance, Inc.	99.00000
Kansas Office MGP Manager, Inc.	DE	Zurich Structured Finance, Inc.	100.00000
Kansas Office MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
Kansas Office MGP, LLC	DE	Kansas Office MGP Manager, Inc.	1.00000
Karvat Cover-More Assist. Pvt Ltd.	IND	Cover-More Asia Pte. Ltd	100.00000
Kennet Road 1 UK Limited	GBR	Zurich Assurance Ltd	100.00000
Kennet Road 2 UK Limited	GBR	Zurich Assurance Ltd	100.00000
KLMLP 2, LLC	DE	KLMLP, L.P.	100.00000
KLMLP 3, LLC	DE	KLMLP 2, LLC	100.00000
KLMLP, L.P.	DE	Zurich American Corporation	75.00000
Kono Insurance Limited	HKG	Zurich Versicherungs-Gesellschaft AG	100.00000
LA Industrial 1, LLC	DE	Zurich American Insurance Company	100.00000
LA Office 1, LLC	DE	Zurich American Insurance Company	100.00000
LA Retail 1 LLC	DE	Zurich American Insurance Company	100.00000
Limited Liability Company “BRIGHT BOX”	RUS	Bright Box HK Limited	100.00000
Limited Liability Company “REMOTO”	RUS	Bright Box HK Limited	100.00000
Logobrook Limited	GBR	Zurich Assurance Ltd	100.00000
Manon Vision Co., Ltd.	THA	Centre Solutions (Bermuda) Limited	0.00057
Manon Vision Co., Ltd.	THA	Zurich Finance Company Ltd	0.00066
Manon Vision Co., Ltd.	THA	Zurich Versicherungs-Gesellschaft AG	99.99877
MEATPACKING B.V.	NLD	Rock Inne Vastgoed B.V.	100.00000
Medidata AG	CHE	Zurich Versicherungs-Gesellschaft AG	8.85180
Mentionland Limited	GBR	Zurich Assurance Ltd	100.00000
Meritclass Investments Limited	GBR	Zurich Assurance Ltd	100.00000
MI Administrators, LLC	DE	FIG Leasing Co., Inc.	100.00000
MIAMI INDUSTRIAL 1, LLC	DE	Zurich American Insurance Company	100.00000
Miami Industrial 2, LLC	DE	Farmers New World Life Insurance Company	100.00000
Miami Office 2, LLC	DE	Zurich American Insurance Company	100.00000
MIAMI OFFICE 3, LLC	DE	Zurich American Insurance Company	100.00000
Miami Retail 1, LLC	DE	Zurich American Insurance Company	100.00000
Minas Brasil Promotora de Servicos S/A	BRA	Zurich Minas Brasil Seguros S.A,	100.00000
MSHQ, LLC	DE	JFS/ZSF 1998, L.P.	100.00000
MSP APT 1, LLC	DE	Zurich American Insurance Company	100.00000
Nashville Office 1, LLC	DE	Zurich American Insurance Company	100.00000
Navigators and General Insurance Company Limited	GBR	Zurich Insurance plc	100.00000
Nearheath Limited	GBR	Zurich Assurance Ltd	100.00000
Omnis Investments Limited	GBR	Openwork Holdings Limited	90.00000
Openwork Access Limited	GBR	Openwork Holdings Limited	100.00000
Openwork Holdings Limited	GBR	Allied Zurich Holdings Limited	99.99265
Openwork Independent Solutions Limited	GBR	Openwork Holdings Limited	100.00000
Openwork Limited	GBR	Openwork Holdings Limited	100.00000
Openwork Market Solutions Limited	GBR	Openwork Holdings Limited	100.00000
Openwork Services Limited	GBR	Openwork Holdings Limited	100.00000
Orange Stone Company	IRL	Zurich Finance Company AG	100.00000
Orion Rechtsschutz-Versicherung AG	CHE	Zurich Versicherungs-Gesellschaft AG	78.00000
Parcelgate Limited	GBR	Zurich Assurance Ltd	100.00000
Perils AG	CHE	Zurich Versicherungs-Gesellschaft AG	11.11111
Philly Office 1, LLC	DE	Zurich American Insurance Company	100.00000
POR Apt 1, LLC	DE	Zurich American Insurance Company	100.00000
POR Apt 2, LLC	DE	Zurich American Insurance Company	100.00000
POR Office 1, LLC	DE	Farmers New World Life Insurance Company	100.00000
Prime Corporate Psychology Pty Ltd	AUS	DTC Bidco Pty Ltd	100.00000
Protektor Lebensversicherungs-AG	DEU	Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	5.15838
PT Zurich Insurance Indonesia	IDN	Zurich International (Bermuda) Ltd.	1.56878
PT Zurich Insurance Indonesia	IDN	Zurich Versicherungs-Gesellschaft AG	97.09134
PT Zurich Topas Life	IDN	Zurich Versicherungs-Gesellschaft AG	80.00000
R3 FL Holdings, LLC	FL	Fidelity and Deposit Company of Maryland	100.00000
Raleigh/Durham Offices, L.P.	DE	Zurich Structured Finance, Inc.	99.00000
RE Curve Holding B.V.	DEU	Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	100.00000
Real Garant Espana S.L.	ESP	Real Garant GmbH Garantiesysteme	100.00000
Real Garant GmbH Garantiesysteme	DEU	Real Garant Versicherung Aktiengesellschaft	100.00000
Real Garant Versicherung Aktiengesellschaft	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00000
Research Triangle MGP Manager, Inc.	DE	Zurich Structured Finance, Inc.	100.00000
Research Triangle Office MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
Research Triangle Office MGP, LLC	DE	Research Triangle MGP Manager, Inc.	1.00000
REX Holding S.a.r.l.	LUX	REX-ZDHL S.C.S. SICAV-SIF	100.00000
REX-Germany-ZDHL S.C.S	LUX	REX-ZDHL S.C.S. SICAV-SIF	95.240
Rex-Spain-ZDHL S.L.	ESP	Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	100.00000
REX-The East S.à.r.l	LUX	REX-ZDHL S.C.S. SICAV-SIF	94.80000
REX-ZDHL GP S.a.r.l.	LUX	Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	100.00000
REX-ZDHL S.C.S. SICAV-SIF	LUX	Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	100.00000
Rock Inne Vastgoed B.V.	NLD	REX Holding S.à.r.l.	100.00000
Rokin 21 B.V.	NLD	Roxana Vastgoed B.V.	100.00000
Rokin 49 B.V.	NLD	Rock Inne Vastgoed B.V.	100.00000
Roxana Vastgoed B.V.	NLD	REX Holding S.à.r.l.	100.00000
Rural Community Insurance Company	MN	Zurich American Insurance Company	100.00000
Sacramento Office MGP, LLC	DE	Zurich Structured Finance, Inc.	100.00000
SAN DIEGO INDUSTRIAL 1, LLC	DE	Zurich American Insurance Company	100.00000
San Diego Retail 1, LLC	DE	Zurich American Insurance Company	100.00000
Santander Rio Seguros S.A.	ARG	Inversiones ZS America SpA	4.00000
Santander Rio Seguros S.A.	ARG	Zurich Santander Insurance America, S.L.	96.00000
Santander Seguros Sociedad Anónima	URY	Zurich Santander Insurance America, S.L.	100.00000
Saudi National Insurance Company	BHR	Zurich Insurance Company Ltd (Bahrain Branch)	5.00000
Sceptre Trust Limited	BHS	Eagle Star Holdings Limited	0.00002
Sceptre Trust Limited	BHS	Eagle Star Insurance Company Limited	99.99998
SEA APARTMENT 1, LLC	DE	Zurich American Insurance Company	100.00000
SEA APARTMENT 2, LLC	DE	Zurich American Insurance Company	100.00000
Seabrook Warehouse LP	DE	Zurich Structured Finance, Inc.	99.00000
Seabrook Warehouse MGP Manager, Inc.	DE	Zurich Structured Finance, Inc.	100.00000
Seabrook Warehouse MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
Seabrook Warehouse MGP, LLC	DE	Seabrook Warehouse MGP Manager, Inc.	1.00000
Serviaide Assistencia e Servicos, Lda.	PRT	AIDE Asistencia Seguros y Reaseguros, S.A. - Sociedad Uniper	95.00001
Serviaide Assistencia e Servicos, Lda.	PRT	Serviaide, S.A. - Sociedad Unipersonal	4.99999
Serviaide, S.A. - Sociedad Unipersonal	ESP	AIDE Asistencia Seguros y Reaseguros, S.A. - Sociedad Uniper	100.00000
Servizurich S.A. - Sociedad Unipersonal	ESP	Zurich Insurance plc, Sucursal en Espana	100.00000
SF Apt 1, LLC	DE	Zurich American Insurance Company	100.00000
SF Industrial 1, LLC	DE	Farmers New World Life Insurance Company	100.00000
SF Office 1, LLC	DE	Zurich American Insurance Company	100.00000
SF Office 4, LLC	DE	Zurich American Insurance Company	100.00000
Shire Park Limited	GBR	Zurich Assurance Ltd	12.41935
SOCIETE AVENUE LOUIS CASAI 86 SA	CHE	Zürich Lebensversicherungs-Gesellschaft AG	100.00000
Speigelhof Vastgoed B.V.	DEU	RE Curve Holding B.V.	100.00000
Springboard Health and Performance Pty Ltd	AUS	DTC Bidco Pty Ltd	100.00000
Steadfast Insurance Company	DE	Zurich American Insurance Company	100.00000
Steadfast Santa Clarita Holdings LLC	DE	Steadfast Insurance Company	100.00000
Sterling ISA Managers (Nominees) Limited	GBR	Sterling ISA Managers Limited	100.00000
Sterling ISA Managers Limited	GBR	Zurich Financial Services (UKISA) Limited	100.00000
Stratos Limited	NZL	DTC NZ Bidco Limited	100.00000
Sunley Homes Limited	GBR	Zurich Insurance plc	100.00000
Swiss Insurance Management (Hong Kong) Limited	HKG	Zurich Insurance Holdings (Hong Kong) Limited	99.50495
Swiss Insurance Management (Hong Kong) Limited	HKG	Zurich Services (Hong Kong) Limited	0.49505
TCS Loss Adjusters Limited	GBR	Endsleigh Insurance Services Limited	100.00000
TDG Tele Dienste GmbH	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00000
Tennyson Insurance Limited	GBR	Zurich Holdings (UK) Limited	100.00000
The Liverpool Reversionary Company Limited	GBR	Eagle Star Insurance Company Limited	100.00000
The Trust Company of Scotland Limited	GBR	Zurich Insurance plc	100.00000
The Zurich Services Corporation	IL	Zurich Holding Company of America, Inc.	100.00000
Timosa Limited	IRL	Zurich Life Assurance plc	100.00000
TopReport Schadenbesichtigungs GmbH	AUT	Zurich Versicherungs-Aktiengesellschaft	14.28571
Travel Assist Pty Limited	AUS	ASTIS Holdings Limited	100.00000
Travel Insurance Partners Pty Ltd	AUS	Travel Assist Pty Limited	100.00000
Travelex Insurance Services Limited	DE	Cover-More Holdings USA Inc.	100.00000
Truck Underwriters Association	CA	Farmers Group, Inc.	100.00000
Turegum Immobilien AG	CHE	Zurich Versicherungs-Gesellschaft AG	100.00000
Universal Underwriters Insurance Company	IL	Zurich American Insurance Company	100.00000
Universal Underwriters of Texas Insurance Company	IL	Universal Underwriters Insurance Company	100.00000
Universal Underwriters Service Corporation	MO	Zurich Holding Company of America, Inc.	100.00000
Vehicle Dealer Solutions, Inc.	FL	The Zurich Services Corporation	100.00000
Winchester Land, LLC	FL	R3 FL Holdings, LLC	100.00000
Winn-Dixie MGP Manager, Inc.	DE	Zurich Structured Finance, Inc.	100.00000
Women on Wheels Limited	GBR	Endsleigh Insurance Services Limited	100.00000
Woodstock Insurance Brokers Limited	GBR	Endsleigh Insurance Services Limited	100.00000
World Travel Protection Canada Inc.	CAN	Zurich Canadian Holdings Limited	100.00000
Wren Investments Limited	GBR	Zurich Whiteley Trust Limited	100.00000
Wrightway Underwriting Limited	IRL	Ballykilliane Holdings Limited	100.00000
Z flex Gesellschaft fur Personaldienstleistungen mbH	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00000
ZCM (U.S.) Limited	DE	Zurich Finance Company Ltd	100.00000
ZCM Asset Holding Company (Bermuda) Limited	BMU	Zurich Finance Company Ltd	100.00000
ZCM Matched Funding Corp.	CYM	Zurich Capital Markets Inc.	100.00000
ZCMC II Holdings Limited	IRL	ZCM Asset Holding Company (Bermuda) Limited	0.20000
ZCMC II Holdings Limited	IRL	Zurich Financial Services EUB Holdings Limited	99.80000
ZFUS Services, LLC	DE	Zurich Holding Company of America, Inc.	100.00000
ZGEE3 Limited	GBR	Zurich Insurance Company (U.K.) Limited	100.00000
ZNA Services, LLC	DE	ZFUS Services, LLC	100.00000
ZPC Capital Limited	GBR	Zurich Holdings (UK) Limited	100.00000
ZSF / Collierville, LLC	DE	Collierville Center, LP	100.00000
ZSF / Office KY, LLC	DE	Euclid Office LP	100.00000
ZSF / Office NV, LLC	DE	Euclid Office LP	100.00000
ZSF / Office NY, LLC	DE	Euclid Office LP	100.00000
ZSF 00-1, Inc.	IL	CTH Affordable Housing Corporation	100.00000
ZSF 99-4, Inc.	IL	CTH Affordable Housing Corporation	100.00000
ZSF Apollo Corporation	IL	CTH Affordable Housing Corporation	100.00000
ZSF KY Annex, LLC	DE	Euclid KY Annex, LP	100.00000
ZSF Landmark Corporation	IL	CTH Affordable Housing Corporation	100.00000
ZSF Newport I Corporation	IL	CTH Affordable Housing Corporation	100.00000
ZSF/Bloomington, LLC	DE	Bloomington Office LP	100.00000
ZSF/C1 MGP Manager, Inc	DE	Zurich Structured Finance, Inc.	100.00000
ZSF/C1 MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
ZSF/C1 MGP, LLC	DE	ZSF/C1 MGP Manager, Inc	1.00000
ZSF/C2 MGP Manager, Inc	DE	Zurich Structured Finance, Inc.	100.00000
ZSF/C2 MGP, LLC	DE	Zurich Structured Finance, Inc.	99.00000
ZSF/C2 MGP, LLC	DE	ZSF/CF2 MGP Manager, Inc.	1.00000
ZSF/Dallas Tower, LLC	DE	Dallas Tower LP	100.00000
ZSF/Kansas, LLC	DE	Kansas City Office LP	100.00000
ZSF/Land Parcels LLC	DE	Zurich Structured Finance, Inc.	100.00000
ZSF/Research Gateway, LLC	DE	Raleigh/Durham Offices, L.P.	100.00000
ZSF/Seabrook, LLC	DE	Seabrook Warehouse LP	100.00000
ZSF/WD Fitzgerald, LLC	DE	Euclid Warehouses LP	100.00000
ZSF/WD Hammond, LLC	DE	Euclid Warehouses LP	100.00000
ZSF/WD Jacksonville, LLC	DE	Euclid Warehouses LP	100.00000
ZSF/WD Montgomery 31, LLC	DE	Euclid Warehouses LP	100.00000
ZSF/WD Opa Locka, LLC	DE	Euclid Warehouses LP	100.00000
ZSF/WD Orlando, LLC	DE	Euclid Warehouses LP	100.00000
ZSFH LLC	DE	Zurich Holding Company of America, Inc.	100.00000
ZSG Kfz-ZulassungsservicegesmbH	AUT	Zurich Versicherungs-Aktiengesellschaft	33.33333
ZSL Financing Limited	GBR	Zurich Holdings (UK) Limited	1.00000
ZSL Financing Limited	GBR	Zurich Specialties London Limited	99.00000
Zurich - Companhia de Seguros Vida S.A.	PRT	Zurich Finanz-Gesellschaft AG	0.00002
Zurich - Companhia de Seguros Vida S.A.	PRT	Zurich Investments Life S.p.A.	0.00002
Zurich - Companhia de Seguros Vida S.A.	PRT	Zurich Lebensversicherungs-Gesellschaft AG	99.99990
Zurich - Companhia de Seguros Vida S.A.	PRT	Zurich Versicherungs-Gesellschaft AG	0.00002
Zurich - Companhia de Seguros Vida S.A.	PRT	Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	0.00002
Zurich (Scotland) Limited Partnership	GBR	Zurich General Partner (Scotland) Ltd	100.00000
Zurich Administradora General de Fondos S.A.	CHL	Chilena Consolidada Seguros de Vida S.A.	99.97013
Zurich Administradora General de Fondos S.A.	CHL	Inversiones Suizo Chilena S.A.	0.02987
Zurich Advice Network Limited	GBR	Allied Dunbar Assurance plc	100.00000
Zurich AFIN Mexico, S.A. DE C.V.	MEX	Zurich Compania de Sefuros, S.A.	0.00200
Zurich AFIN Mexico, S.A. DE C.V.	MEX	Zurich Versicherungs-Gesellschaft AG	99.99800
Zurich Agency Services Inc.	MA	Zurich Holding Company of America, Inc.	100.00000
Zurich Alternative Asset Management, LLC	DE	Zurich Holding Company of America, Inc.	100.00000
Zurich America Latina Serviços Brasil Ltda.	BRA	Zurich Lebensversicherungs-Gesellschaft AG	0.01000
Zurich America Latina Serviços Brasil Ltda.	BRA	Zurich Versicherungs-Gesellschaft AG	99.99000
Zurich American Corporation	DE	Zurich Holding Company of America, Inc.	100.00000
Zurich American Insurance Company	NY	Zurich Holding Company of America, Inc.	100.00000
Zurich American Insurance Company of Illinois	IL	American Zurich Insurance Company	100.00000
Zurich American Life Insurance Company	IL	Zurich American Corporation	100.00000
Zurich American Life Insurance Company of New York	NY	Zurich American Life Insurance Company.	100.00000
Zurich Argentina Cia. de Seguros S.A.	ARG	Inversiones Suizo-Argentina S.A.	55.46140
Zurich Argentina Cia. de Seguros S.A.	ARG	Zurich Versicherungs-Gesellschaft AG	44.53611
Zurich Argentina Companía de Seguros de Retiro S.A.	ARG	Zurich Argentina Cia. de Seguros S.A.	46.64193
Zurich Argentina Companía de Seguros de Retiro S.A.	ARG	Zurich Versicherungs-Gesellschaft AG	53.35807
Zurich Asset Management Gerente de Fondos Comunes de Inversi	ARG	Inversiones Suizo-Argentina S.A.	89.99990
Zurich Asset Management Gerente de Fondos Comunes de Inversi	ARG	Isis S.A.	10.00010
Zurich Assurance (2004) plc	GBR	Zurich Assurance Ltd	100.00000
Zurich Assurance Ltd	GBR	Eagle Star Holdings Limited	100.00000
Zurich Australia Limited	AUS	Zurich Financial Services Australia Limited	100.00000
Zurich Australian Insurance Limited	AUS	Zurich Financial Services Australia Limited	100.00000
Zurich Australian Insurance Properties Pty Limited	AUS	Zurich Australia Limited	40.00000
Zurich Australian Insurance Properties Pty Limited	AUS	Zurich Australian Insurance Limited	60.00000
Zurich Australian Property Holdings Pty Ltd	AUS	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Australian Superannuation Pty Limited	AUS	Zurich Financial Services Australia Limited	100.00000
Zurich Bank International Limited	GBR	Dunbar Assets Ireland	100.00000
Zurich Benefit Finance LLC	DE	Zurich Holding Company of America, Inc.	100.00000
Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	DEU	Zurich IT Service AG Niederlassung fur Deutschland	82.61672
Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	DEU	Zurich Leben Service AG Niederlassung fur Deutschland	17.38328
Zurich Brasil Capitalizacao S.A	BRA	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Building Control Services Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Canadian Holdings Limited	CAN	Zurich Insurance Company Ltd, Canadian Branch	68.81942
Zurich Canadian Holdings Limited	CAN	Zurich Versicherungs-Gesellschaft AG	31.18058
Zurich Capital Markets Inc.	DE	ZCM (U.S.) Limited	100.00000
Zurich Capital Markets Securities Inc.	DE	Zurich Capital Markets Inc.	100.00000
Zurich Colombia Seguros S.A.	COL	Zurich Versicherungs-Gesellschaft AG	94.90000
Zurich Colombia Seguros S.A.	COL	Zurich Lebensversicherungs-Gesellschaft AG	5.10000
Zurich Community Trust (UK) Limited	GBR	Zurich Financial Services (UKISA) Limited	50.00000
Zurich Community Trust (UK) Limited	GBR	Zurich Financial Services (UKISA) Nominees Limited	50.00000
Zurich Compania de Reaseguros Argentina S.A.	ARG	Zurich Versicherungs-Gesellschaft AG	5.00000
Zurich Compania de Reaseguros Argentina S.A.	ARG	Inversiones Suizo-Argentina S.A.	95.00000
Zurich Companía de Seguros, S.A.	MEX	Zurich Versicherungs-Gesellschaft AG	99.88280
Zurich Computer Services Limited	GBR	Allied Dunbar Assurance plc	100.00000
Zurich Consultoria de Riesgos, C.A.	VEN	Zurich Seguros, S.A.	99.99000
Zurich Corredora de Bolsa S.A.	CHL	Inversiones Suizo Chilena S.A.	99.00030
Zurich Corredora de Bolsa S.A.	CHL	Zurich Investments Chile S.A.	0.99970
Zurich CZI Management Holding Ltd.	DE	Zurich Global Investment Management Inc.	100.00000
Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	DEU	Deutscher Herold Aktiengesellschaft	67.54030
Zurich Deutscher Herold Lebensversicherung Aktiengesellschaf	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	32.45970
Zurich E&S Insurance Brokerage, Inc.	CA	Zurich American Insurance Company	100.00000
Zurich Employment Services Limited	GBR	Zurich Financial Services (UKISA) Limited	100.00000
Zurich Eurolife S.A.	LUX	Zurich Lebensversicherungs-Gesellschaft AG	90.00000
Zurich Eurolife S.A.	LUX	Zurich Versicherungs-Gesellschaft AG	10.00000
Zurich F&I Reinsurance T&C Limited	TCA	Zurich Agency Services Inc.	0.00050
Zurich F&I Reinsurance T&C Limited	TCA	Universal Underwriters Service Corporation	99.99950
Zurich Fianzas Mexico, S.A.DE C.V.	MEX	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Finance (Australia) Limited	AUS	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Finance (Bermuda) Ltd.	BMU	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Finance (Luxembourg) S.A.	LUX	Zurich Lebensversicherungs-Gesellschaft AG	0.08065
Zurich Finance (Luxembourg) S.A.	LUX	Zurich Versicherungs-Gesellschaft AG	99.91935
Zurich Finance (UK) plc	GBR	Zurich Financial Services (UKISA) Limited	99.99800
Zurich Finance (UK) plc	GBR	Zurich Financial Services (UKISA) Nominees Limited	0.00200
Zurich Finance Company Ltd	CHE	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Financial Management Limited	GBR	Allied Dunbar Assurance plc	100.00000
Zurich Financial Services (Channel Islands) Limited	JEY	Zurich Financial Services (UKISA) Limited	99.90901
Zurich Financial Services (Channel Islands) Limited	JEY	Zurich Financial Services (UKISA) Nominees Limited	0.09099
Zurich Financial Services (Isle of Man) Group Services Limit	GBR	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Financial Services (Isle of Man) Holdings Limited	GBR	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Financial Services (Isle of Man) Insurance Manager Lt	GBR	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Financial Services (UKISA) Group Services Limited	GBR	Zurich Financial Services (UKISA) Limited	100.00000
Zurich Financial Services (UKISA) Limited	GBR	Allied Zurich Holdings Limited	90.31559
Zurich Financial Services (UKISA) Limited	GBR	Zurich Insurance plc	9.68441
Zurich Financial Services (UKISA) Nominees Limited	GBR	Zurich Financial Services (UKISA) Limited	100.00000
Zurich Financial Services Australia Limited	AUS	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Financial Services EUB Holdings Limited	IRL	Zurich Ins Group	0.08333
Zurich Financial Services EUB Holdings Limited	IRL	Zurich Insurance Group Ltd.	99.91667
Zurich Financial Services UK Pension Trustee Limited	GBR	Zurich Financial Services (UKISA) Limited	99.00000
Zurich Finanz-Gesellschaft AG	CHE	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich General Insurance Company (China) Limited	CHN	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich General Insurance Malaysia Berhad	MYS	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich General Partner (Scotland) Ltd	GBR	Allied Zurich Holdings Limited	100.00000
Zurich GL Servicios Mexico, S.A. de C.V.	MEX	Zurich Vida, Compañía de Seguros, S.A.	95.00000
Zurich GL Servicios Mexico, S.A. de C.V.	MEX	Zurich Companía de Seguros, S.A.	5.00000
Zurich Global Corporate UK Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Global Investment Management Inc.	DE	Zurich Holding Company of America, Inc.	100.00000
Zurich Global, Ltd.	BMU	Zurich Holding Company of America, Inc.	100.00000
Zurich Group Pension Services (UK) Ltd	GBR	Zurich Assurance Ltd	100.00000
Zurich GSG Limited	GBR	Zurich GSH Limited	100.00000
Zurich GSH Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Holding Company of America, Inc.	DE	Zurich Finance Company AG	0.8200
Zurich Holding Company of America, Inc.	DE	Zurich Versicherungs-Gesellschaft AG	99.1800
Zurich Holding Ireland Limited	IRL	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Holdings (UK) Limited	GBR	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Immobilien Liegenschaftsverwaltungs-GesmbH	AUT	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich IMRE AG	CHE	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Independent Wealth Management Limited	GBR	Allied Dunbar Assurance plc	100.00000
Zurich Insurance Company (U.K.) Limited	GBR	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Insurance Company Escritorio de Representacao no Bras	BRA	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Insurance Company Ltd., Beijing Representative Office	CHN	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Insurance Company Ltd., Representative Office Buenos Aires	ARG	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Insurance Group Ltd.	CHE	Board of Directors
Zurich Insurance Holdings (Hong Kong) Limited	HKG	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Insurance Malaysia Berhad	MYS	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Insurance plc	IRL	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	25.07428
Zurich Insurance plc	IRL	Zurich Holding Ireland Limited	70.40509
Zurich Insurance plc	IRL	Zurich Insurance Company Ltd - Rappresentanza Generale per l	4.52063
Zurich Insurance plc, Representative Office Buenos Aires	ARG	Zurich Insurance plc	100.00000
Zurich Intermediary Group Limited	GBR	Zurich Financial Services (UKISA) Limited	99.99995
Zurich Intermediary Group Limited	GBR	Zurich Financial Services (UKISA) Nominees Limited	0.00005
Zurich Internacional de Venezuela, C.A. de Corretaje de Reas	VEN	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich International (UK) Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich International Life Limited	GBR	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich International Services (Luxembourg) S.A.	LUX	Zurich Eurolife S.A.	0.04000
Zurich International Services (Luxembourg) S.A.	LUX	Zurich Versicherungs-Gesellschaft AG	99.96000
Zurich International Solutions Limited	GBR	Zurich Assurance Ltd	100.00000
Zurich Invest AG	CHE	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Invest ICAV	IRL	Zürich Versicherungs-Gesellschaft AG	50.00000
Zurich Invest ICAV	IRL	Zurich Invest AG	50.00000
Zurich Investment Management AG	CHE	Farmers Group, Inc.	80.00000
Zurich Investment Management AG	CHE	Zurich Versicherungs-Gesellschaft AG	20.00000
Zurich Investment Management Limited	AUS	Zurich Australia Limited	100.00000
Zurich Investment Services (UK) Limited	GBR	Allied Zurich Holdings Limited	100.00000
Zurich Investment Services Limited	BMU	Zurich Finance Company Ltd	100.00000
Zurich Investments Life S.p.A.	ITA	Zurich Insurance Company Ltd - Rappresentanza Generale per l	100.00000
Zurich JVCompany Servicios Mexico, S.A. DE C.V.	MEX	Zurich Vida, Compania de Seguros, S.A.	0.00200
Zurich JVCompany Servicios Mexico, S.A. DE C.V.	MEX	Zurich Santander Seguros Mexico, S.A.	99.99800
Zurich Kunden Center GmbH	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00000
Zurich Latin America Corporation	FL	The Zurich Services Corporation	100.00000
Zurich Latin America Holding S.L. - Sociedad Unipersonal	ESP	Zurich Lebensversicherungs-Gesellschaft AG	100.00000
Zurich Latin American Services S.A.	ARG	Inversiones Suizo-Argentina S.A.	6.32000
Zurich Latin American Services S.A.	ARG	Zurich Versicherungs-Gesellschaft AG	93.68000
Zurich Lebensversicherungs-Gesellschaft AG	CHE	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Leisure Services Limited	GBR	Allied Dunbar Assurance plc	100.00000
Zurich Life Assurance plc	IRL	Zurich Holding Ireland Limited	100.00000
Zurich Life Insurance (Singapore) Pte Ltd	SGP	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Life Insurance Company Ltd., Representative office Buenos Aires	ARG	Zurich Lebensversicherungs-Gesellschaft AG	100.00000
Zurich Management (Bermuda) Ltd	BMU	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Management Services Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Minas Brasil Seguros S.A,	BRA	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Pension Trustees Ireland Limited	IRL	Zurich Insurance plc	50.00000
Zurich Pension Trustees Ireland Limited	IRL	Zurich Trustee Services Limited	50.00000
Zurich Pension Trustees Limited	GBR	Zurich Assurance Ltd	100.00000
Zurich Pensions Management Limited	GBR	Allied Dunbar Assurance plc	100.00000
Zurich Pensionskassen-Beratung AG	CHE	Zurich Lebensversicherungs-Gesellschaft AG	100.00000
Zurich Professional Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Project Finance (UK) Limited	GBR	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Properties Pty Limited	AUS	Zurich Australia Limited	40.00056
Zurich Properties Pty Limited	AUS	Zurich Australian Insurance Limited	59.99944
Zurich Property Services Malaysia Sdn Bhd	MYS	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Realty, Inc.	MD	The Zurich Services Corporation	100.00000
Zurich Rechtsschutz-Schadenservice GmbH	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00000
Zurich Reliable Insurance Limited	RUS	Zurich Versicherungs-Gesellschaft AG	99.90000
Zurich Reliable Insurance Limited	RUS	Zurich Versicherungs-Aktiengesellschaft	0.10000
Zurich Resseguradora Brasil S.A.	BRA	Zurich Versicherungs-Gesellschaft AG	99.99999.
Zurich Resseguradora Brasil S.A.	BRA	Zurich Lebensversicherungs-Gesellschaft AG	0.00001
Zurich Risk Consulting RU	RUS	Zurich Reliable Insurance	100.00000
Zurich Risk Management Services (India) Private Limited	IND	Zurich International (Bermuda) Ltd.	1.00000
Zurich Risk Management Services (India) Private Limited	IND	Zurich Versicherungs-Gesellschaft AG	99.00000
Zurich Risk Services Asia Pacific Sdn Bhd	MYS	Zurich Management Services Limited	100.00000
Zurich Roadside Assistance Malaysia Sdn Bhd	MYS	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Ruckversicherungs-Gesellschaft AG	CHE	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Sacramento, Inc.	CA	JFS/ZSF 1998, L.P.	100.00000
Zurich Santander Brasil Seguros e Previdência S.A.	BRA	Zurich Latin America Holding S.L. - Sociedad Unipersonal	0.22007
Zurich Santander Brasil Seguros e Previdência S.A.	BRA	Zurich Santander Holding (Spain), S.L.	99.56848
Zurich Santander Brasil Seguros S.A.	BRA	Zurich Santander Brasil Seguros e Previdência S.A.	100.00000
Zurich Santander Holding (Spain), S.L.	ESP	Zurich Santander Insurance America, S.L.	100.00000
Zurich Santander Holding Dos (Spain), S.L.	ESP	Zurich Santander Insurance America, S.L.	100.00000
Zurich Santander Insurance America, S.L.	ESP	Zurich Latin America Holding S.L. - Sociedad Unipersonal	51.00000
Zurich Santander Seguros Argentina S.A.	ARG	Zurich Santander Insurance America, S.L.	96.00000
Zurich Santander Seguros Argentina S.A.	ARG	Inversiones ZS America SpA	4.00000
Zurich Santander Seguros de Vida Chile S.A.	CHL	Inversiones ZS America Dos Limitada	99.78173
Zurich Santander Seguros de Vida Chile S.A.	CHL	Inversiones ZS America SpA	0.21827
Zurich Santander Seguros Generales Chile S.A.	CHL	Inversiones ZS America Dos Limitada	99.50540
Zurich Santander Seguros Generales Chile S.A.	CHL	Inversiones ZS America SpA	0.49460
Zurich Santander Seguros Mexico, S.A.	MEX	Inversiones ZS America SpA	0.00053
Zurich Santander Seguros Mexico, S.A.	MEX	Zurich Santander Insurance America, S.L.	99.99947
Zurich Seguros, S.A.	VEN	Cursud N.V.	69.20833
Zurich Service GmbH	DEU	Zurich Beteiligungs-Aktiengesellschaft (Deutschland)	100.00000
Zurich Service GmbH	DEU	Zurich Versicherungs-Aktiengesellschaft	100.00000
Zurich Services (Hong Kong) Limited	HKG	Swiss Insurance Management (Hong Kong) Limited	0.00286
Zurich Services (Hong Kong) Limited	HKG	Zurich Insurance Holdings (Hong Kong) Limited	99.99714
Zurich Services A.I.E.	ESP	AIDE Asistencia Seguros y Reaseguros, S.A. - Sociedad Uniper	0.00008
Zurich Services A.I.E.	ESP	Bansabadell Pensiones, E.G.F.P, S.A.	0.00008
Zurich Services A.I.E.	ESP	Bansabadell Seguros Generales, S.A. de Seguros y Reaseguros	0.00008
Zurich Services A.I.E.	ESP	Bansabadell Vida S.A. de Seguros y Reaseguros	0.00008
Zurich Services A.I.E.	ESP	Zurich Insurance plc, Sucursal en Espana	97.18393
Zurich Services A.I.E.	ESP	Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	2.81550
Zurich Services Company (Pty) Ltd	AUS	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Services US. LLC	DE	Farmers Group, Inc.	50.00000
Zurich Services US. LLC	DE	Zurich Holding Company of America, Inc.	50.00000
Zurich Servicios de Mexico, S.A. de. C.V.	MEX	Zurich Vida, Compania de Seguros, S.A.	90.00000
Zurich Servicios de Mexico, S.A. de. C.V.	MEX	Zurich, Compania de Seguros, S.A.	10.00000
Zurich Shared Services Ireland Limited	IRL	Zurich Holding Ireland Limited	100.00000
Zurich Shared Services S.A.	CHL	Inversiones Suizo Chilena S.A.	99.98667
Zurich Shared Services S.A.	CHL	Zurich Investments Chile S.A.	0.01333
Zurich Sigorta A.S.	TUR	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich South America Invest AB	SWE	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Specialties London Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Structured Finance, Inc.	DE	Zurich Finance Company Ltd	100.00000
Zurich Takaful Malaysia Berhad (ZTMB)	MYS	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Technical and Consulting Services (Beijing) Co. Ltd.	CHN	Zurich Insurance Holdings (Hong Kong) Limited	100.00000
Zurich Technology Malaysia Sdn Bhd	MYS	Zurich Technology Services Malaysia Sdn Bhd	100.00000
Zurich Technology Services Malaysia Sdn Bhd	MYS	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Training and Development Services Limited	GBR	Allied Dunbar Assurance plc	100.00000
Zurich Transitional Services Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Travel Solutions Pty Limited	AUS	Zürich Versicherungs-Gesellschaft AG	100.00000
Zurich Treasury Services Limited	IRL	Zurich Financial Services EUB Holdings Limited	100.00000
Zurich Trustee Company (UK) Limited	GBR	Allied Dunbar Assurance plc	100.00000
Zurich Trustee Services Limited	IRL	Zurich Life Assurance plc	100.00000
Zurich UK General Employee Services Limited	GBR	Zurich UK General Services Limited	100.00000
Zurich UK General Services Limited	GBR	Zurich Holdings (UK) Limited	100.00000
Zurich Versicherungs-Aktiengesellschaft	AUT	Zurich Versicherungs-Gesellschaft AG	99.98125
Zurich Versicherungs-Gesellschaft AG	CHE	Zurich Insurance Group Ltd.	100.00000
Zurich Vida e Previdencia S.A.	BRA	Zurich Minas Brasil Seguros S.A,	100.00000
Zurich Vida, Companía de Seguros y Reaseguros, S.A. - Socied	ESP	Zurich Lebensversicherungs-Gesellschaft AG	100.00000
Zurich Vida, Companía de Seguros, S.A.	MEX	Zurich Versicherungs-Gesellschaft AG	100.00000
Zurich Warranty Solutions, Inc.	IL	American Zurich Insurance Company	100.00000
Zurich Whiteley Investment Trust Limited	GBR	Zurich Insurance plc	100.00000
Zurich Whiteley Trust Limited	GBR	Zurich Whiteley Investment Trust Limited	100.00000
Note 1: Farmers Services, LLC provides services to Farmers Group, Inc., pursuant to a service agreement among its parent, ZFUS Services, LLC, and Farmers Group, Inc., Truck Underwriters Association and Fire Underwriters Association.

Note 2: Zurich Insurance Plc operates branches in the following countries: Italy (AA-1364106), Portugal (AA-1820001), Spain (AA-1840150), and United Kingdom (AA-1780059).

Note 3: Zurich Versicherungs-Aktiengesellschaft operates a branch in Germany (AA-1340017).

Note 4: Zurich Versicherungs-Gesellschaft AG also known as Zurich Insurance Company, Ltd operates branches in the following countries: Bermuda (AA-3190825), Canada (AA-1560999), Hong Kong (AA-5324112), Ireland (AA-1780042), Japan (AA-1584115), and Singapore (AA-5760036). It also operates a management entity Alpina International (AA-1460010) in Switzerland.

Zurich Insurance Group Ltd conducts its primary insurance operations in the United States through two holding companies, each operating INDEPENDENTLY with its own staff:

Zurich Holding Company of America, Inc., an entity organized under the laws of the State of Delaware

Farmers Group, Inc., an entity organized under the laws of the State of Nevada

Country Code Key (Standard USPS Codes are used for U.S. States)

ANO	Netherlands Antilles	DEU	Germany	PRT	Portugal
ARG	Argentina	ESP	Spain	RUS	Russian Federation
AUT	Austria	FRA	France	SGP	Singapore
AUS	Australia	GBR	United Kingdom	SWE	Sweden
BHR	Bahrain	HKG	Hong Kong	SWZ	Swaziland
BMU	Bermuda	IDN	Indonesia	TCA	Turks & Caicos
BOL	Bolivia	IRL	Ireland	THA	Thailand
BRA	Brazil	IND	India	TUR	Turkey
BHS	Bahamas	ITA	Italy	TWN	Taiwan
CAN	Canada	JPN	Japan	URY	Uruguay
CHE	Switzerland	LBN	Lebanon	VEN	Venezuela
CHL	Chile	LUX	Luxembourg	VGB	Virgin Islands
CHN	China	MLT	Malta	ZAF	South Africa
COL	Colombia	MEX	Mexico
CYM	Cayman Islands	MYS	Malaysia

Item 27.	Number of Contract Owners

As of March 31, 2018, the Registrant had approximately 34,699 qualified and non-qualified Advantage III Contract Owners.

Item 28.	Indemnification

To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Zurich American Life Insurance Company (formerly Kemper Investors Life Insurance Company) (“ZALICO”) provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of ZALICO, or serving or having served, at the request of ZALICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of ZALICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of ZALICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of ZALICO pursuant to the foregoing provisions, or otherwise, ZALICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ZALICO of expenses incurred or paid by a director, officer, employee of agent of ZALICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of ZALICO in connection with variable annuity contracts, ZALICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by ZALICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a)	Principal Underwriter

Investment Distributors, Inc. (“IDI”), acts as principal underwriter for the Protective Acquired Variable Annuity Separate Account. IDI also acts as principal underwriter for Zurich American Life Insurance Company’s ZALICO Variable Separate Account, ZALICO Variable Annuity Separate Account and Zurich American Life Insurance Company Variable Annuity Account C.

Item 29.(b)	Information Regarding Principal Underwriter, Investors Distributors, Inc.

Name and Principal Business Address*	Position and Offices

Edwin V. Caldwell II	President and Director

Barry K. Brown	Assistant Secretary

Steve M. Callaway	Chief Compliance Officer, Secretary and Director

Julena G. Johnson	Assistant Compliance Officer

Carol L. Majewski	Assistant Compliance Officer

Letitia Morsch	Assistant Secretary

Lawrence J. Debnar	Assistant Financial Officer

Joseph F. Gilmer	Assistant Financial Officer and Director

Rayburn Tennent	Chief Financial Officer

*	Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.
(c)	The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 29.(c)

Not applicable.

Item 30.	Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Zurich American Life Insurance Company at its home office at 1299 Zurich Way, Schaumburg, Illinois 60196, or at 3003-77th Ave, SE, Mercer Island, Washington 98040, or at Protective Life Insurance Company at 1707 N Randall Road, Suite 310, Elgin, IL 60123-7836.

Item 31.	Management Services

Not applicable

Item 32.	Undertakings and Representations

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

Zurich American Life Insurance Company (“ZALICO”) represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ZALICO.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Post-Effective Amendment No. 54 to the Registration Statement meets all the requirements for effectiveness under Rule 485(b) and has caused this Post-Effective Amendment No. 54 to the Registration Statement to be signed on its behalf, in the City of New York, and State of New York, on May 1, 2018.

ZALICO VARIABLE ANNUITY SEPARATE ACCOUNT (Registrant)

Attest:	/s/ Patrick J. Carty	/s/ Richard W. Grilli
	Patrick J. Carty, Vice President,	By: Richard W. Grilli, Senior Vice President
	General Counsel and Corporate	and Chief Operating Officer
	Secretary	(Signature)

ZURICH AMERICAN LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ Patrick J. Carty	/s/ Richard W. Grilli
	Patrick J. Carty, Vice President,	By: Richard W. Grilli, Senior Vice President
	General Counsel and Corporate	and Chief Operating Officer
	Secretary	(Signature)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 54 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title

David J. Dietz*/	President, Chief Executive Officer and Director (Principal Executive Officer)

Cathy Erhlich */	Vice President, Chief Actuary, Appointed Actuary, Illustration Actuary, and Ad Interim Head of NAL Finance (Principal Financial Officer and Principal Accounting Officer)

Chairman of the Board of Directors and Assistant Treasurer
Richard J. Hauser */

Director and Controller
Colleen Zitt */

Signature	Title

Director
Stuart C. Berman*/

Director
Robert Burne*/

Director
Ira J. Kleinman*/

Director
Louis W. Pietroluongo*/

Director
Debra Broek*/

/s/ Richard W. Grilli	* On May 1, 2018, as Attorney-in-Fact pursuant to powers of attorney filed herewith or by previous amendment
Richard W. Grilli

EXHIBIT INDEX

The following exhibit is filed herewith.

Exhibit Number	Description
9.	Opinion and Consent of Counsel
10.	Consent of PricewaterhouseCoopers LLP
15.5	Power of Attorney for Catherine Ehrlich, Colleen Zitt, and Robert Burne